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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file
number 811-07452
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas     77046

(Address of principal executive offices)       (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 6/30/11

Item 1. Reports to Stockholders.

Invesco V.I. Balanced-Risk Allocation Fund
Semiannual Report to Shareholders ■ June 30, 2011

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VIIBRA-SAR-1

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	2.65%

Series II Shares	2.43

MSCI World Index▼ (Broad Market Index)	5.29

Van Kampen Global Tactical Asset Allocation Blended Benchmark■

(Style-Specific Index)	5.18

▼Lipper Inc.; ■Invesco, IDC via FactSet Research
The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
     The Van Kampen Global Tactical Asset Allocation Blended Benchmark, created by Invesco to serve as a benchmark for Invesco Van Kampen V.I. Balanced-Risk Allocation Fund, is composed of the following indexes: 65% MSCI World Index, 30% JP Morgan GBI Global Index and 5% Citigroup 3-Month Treasury Bill Index.
     The JP Morgan GBI Global Index is a total return, market capitalization-weighted index, rebalanced monthly, consisting of the following countries: Australia, Germany, Spain, Belgium, Italy, Sweden, Canada, Japan, the United Kingdom, Denmark, the Netherlands and the United States.
     The Citigroup 3-Month Treasury Bill Index is an unmanaged index representative of three-month Treasury bills.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Effective May 2, 2011, Series I and Series II shares of Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund were reorganized into Series I and Series II shares, respectively, of Invesco V.I. Balanced-Risk Allocation Fund. Prior to this, on June 1, 2010, Class I and Class II shares of Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio, advised by Van Kampen Asset Management, were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund. Returns shown above for Series I and Series II shares are blended returns of the predecessor funds and Invesco V.I. Balanced-Risk Allocation Fund. Share class returns will differ from the predecessor funds because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.74% and 0.99%, respectively. 1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.38% and 1.63%, respectively. 1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Average Annual Total Returns
As of 6/30/11

Series I Shares

Inception (1/23/09)	16.23%

1 Year	20.06

Series II Shares

Inception (1/23/09)	15.90%

1 Year	19.67
     Invesco V.I. Balanced-Risk Allocation Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
     Had the adviser not waived fees and/ or reimbursed expenses, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.04%.

2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2013. See current prospectus for more information.

Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Schedule of Investments

June 30, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Treasury Bills–8.89%
0.04%, 08/11/11(a)(b) (Cost $10,999,474)	$11,000,000	$10,999,474

	Shares
Exchange Traded Fund–1.86%
Investment Companies–Exchange Traded Funds–1.86%
PowerShares DB Gold Fund (Cost $2,366,804)(c)	43,700	2,295,998

Money Market Funds–81.63%
Invesco V.I. Money Market Fund(d)	82,095,824	82,095,824

Liquid Assets Portfolio–Institutional Class(d)	1,777,877	1,777,877

Premier Portfolio–Institutional Class(d)	1,777,878	1,777,878

STIC (Global Series) PLC–U.S. Dollar Liquidity Portfolio–Institutional Class(d)	15,325,594	15,325,594

Total Money Market Funds (Cost $100,977,173)		100,977,173

TOTAL INVESTMENTS–92.38% (Cost $114,343,451)		114,272,645

OTHER ASSETS LESS LIABILITIES–7.62%		9,431,342

NET ASSETS–100.00%		$123,703,987

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures and swap contracts. See Note 1L and Note 4.
(c)	Not an affiliate of the Fund or its investment adviser.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Open Futures Contracts and Swap Agreements at Period-End
					Unrealized
		Number of	Month/	Notional	Appreciation
Futures Contracts		Contracts	Commitment	Value	(Depreciation)

Dow Jones Eurostoxx 50		127	September-2011/Long	$5,246,762	$153,170

E-Mini S&P 500 Index		127	September-2011/Long	8,353,425	312,801

Euro Bond Future		69	September-2011/Long	12,559,469	48,832

FTSE 100 Index		89	September-2011/Long	8,431,951	211,635

Hang Seng Index		58	July-2011/Long	8,358,225	219,699

100 Ounce Gold		68	August-2011/Long	10,219,040	(169,555)

Japan 10 Year Bonds		22	September-2011/Long	38,549,882	79,485

LME Copper		34	December-2011/Long	8,021,450	112,152

Long Gilt		106	September-2011/Long	20,442,393	68,462

Russell 2000 Index Mini		53	September-2011/Long	4,374,620	272,847

Topix Tokyo Price Index		37	September-2011/Long	3,905,019	203,624

U.S. Treasury 20 Year Bonds		100	September-2011/Long	12,303,125	(96,304)

WTI Crude		64	December-2011/Long	6,241,920	(244,362)

Sub-total Futures Contracts				$147,007,281	$1,172,486

				Notional
Swap Agreements	Counterparty			Amount

Australian 10 Year Bonds	Merrill Lynch	199	September-2011/Long	$22,406,680	$12,575

Canada 10 Year Bonds	Goldman Sachs	190	September-2011/Long	24,060,195	31,186

Euro Bund	Merrill Lynch	72	September-2011/Long	13,165,332	49,809

Japan 10 Year Bonds	Merrill Lynch	8	September-2011/Long	14,052,408	20,889

Soybean Meal*	Barclays Capital	8,840	May-2012/Long	5,322,824	(402,929)

U.S. Treasury 30 Year Bonds	Goldman Sachs	7	September-2011/Long	867,945	(7,421)

Sub-total Swap Agreements				$79,875,384	$(295,891)

Total					$876,595

*	Receive a return equal to Barclays Capital Soybean Meal S2 Nearby Excess Return Index and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Portfolio Composition

By asset class, based on Net Assets
as of June 30, 2011

Asset Class

		% of Total
		Net Assets
Asset Class	Risk Allocation	as of 06/30/11**

Equity	21.5%	31.4%

Fixed Income	49.8	124.3

Commodities	28.7	25.4

**	Due to the use of leverage, the percentages may not equal 100%

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Statement of Assets
and Liabilities
June 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $13,366,278)	$13,295,472

Investments in affiliated money market funds, at value and cost	100,977,173

Total investments, at value (Cost $114,343,451)	114,272,645

Cash	2,000,009

Foreign currencies, at value (Cost $101,631)	102,113

Receivable for:
Deposits with brokers for open futures contracts	7,690,000

Variation margin	368,237

Fund shares sold	41,553

Dividends	17,058

Fund expenses absorbed	8,426

Investment for trustee deferred compensation and retirement plans	8,428

Other assets	126

Total assets	124,508,595

Liabilities:
Payable for:
Fund shares reacquired	104,201

Accrued fees to affiliates	184,962

Accrued other operating expenses	112,702

Trustee deferred compensation and retirement plans	10,065

Unrealized depreciation on swap agreements	392,678

Total liabilities	804,608

Net assets applicable to shares outstanding	$123,703,987

Net assets consist of:
Shares of beneficial interest	$125,129,587

Undistributed net investment income	(342,520)

Undistributed net realized gain (loss)	(1,889,737)

Unrealized appreciation	806,657

$123,703,987

Net Assets:
Series I	$2,445,611

Series II	$121,258,376

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	229,194

Series II	11,391,562

Series I:
Net asset value per share	$10.67

Series II:
Net asset value per share	$10.64

Consolidated Statement of Operations
For the six months ended June 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $39,488)	$450,270

Dividends from affiliated money market funds	11,556

Interest	3,519

Total investment income	465,345

Expenses:
Advisory fees	388,102

Administrative services fees	139,723

Distribution fees — Series II	114,032

Trustees’ and officers’ fees and benefits	7,346

Other	(42,538)

Total expenses	606,665

Less: Fees waived	(167,424)

Net expenses	439,241

Net investment income	26,104

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	9,306,057

Foreign currencies	(21,018)

Futures contracts	(2,981,491)

Swap agreements	1,196,241

7,499,789

Change in net unrealized appreciation (depreciation) of:
Investment securities	(6,909,246)

Foreign currencies	(498)

Foreign currency contracts	31,427

Futures contracts	1,038,245

Swap agreements	(442,453)

(6,282,525)

Net realized and unrealized gain	1,217,264

Net increase in net assets resulting from operations	$1,243,368

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	June 30,	December 31,
	2011	2010

Operations:
Net investment income	$26,104	$468,578

Net realized gain	7,499,789	5,198,426

Change in net unrealized appreciation (depreciation)	(6,282,525)	127,094

Net increase in net assets resulting from operations	1,243,368	5,794,098

Distributions to shareholders from net investment income:
Series I	(136)	(196)

Series II	(301,687)	(185,515)

Total distributions from net investment income	(301,823)	(185,711)

Distributions to shareholders from net realized gains:
Series I	(3,582)	(1,436)

Series II	(14,743,368)	(1,359,183)

Total distributions from net realized gains	(14,746,950)	(1,360,619)

Share transactions–net:
Series I	2,449,569	(107,942)

Series II	60,367,160	(39,141,623)

Net increase (decrease) in net assets resulting from share transactions	62,816,729	(39,249,565)

Net increase (decrease) in net assets	49,011,324	(35,001,797)

Net assets:
Beginning of period	74,692,663	109,694,460

End of period (includes undistributed net investment income of $(342,520) and $(66,801), respectively)	$123,703,987	$74,692,663

Notes to Consolidated Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-eight separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these consolidated financial statements pertains to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund IV Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.
  The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices.
  Prior to May 2, 2011, the Fund operated as Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund (the “Acquired Fund”), an investment portfolio of the Trust. The Acquired Fund was reorganized May 2, 2011 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”). Upon closing of the Reorganization, holders of the Acquired Fund’s Series I and Series II Shares received Series I and Series II Shares, respectively of the Fund. Information for the Acquired Fund’s–Series I and Series II Shares prior to the Reorganization are included with Series I and Series II Shares, respectively, of the Fund throughout this report.

Invesco V.I. Balanced-Risk Allocation Fund

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net

Invesco V.I. Balanced-Risk Allocation Fund

investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Futures Contracts — The Fund or Subsidiary may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
J.	Swap Agreements — The Fund or Subsidiary may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Invesco V.I. Balanced-Risk Allocation Fund

A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
K.	Other Risks — The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
L.	Collateral — To the extent the Fund or the Subsidiary has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

Effective May 2, 2011, the Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.950%

Next $250 million	0.925%

Next $500 million	0.90%

Next $1.5 billion	0.875%

Next $2.5 billion	0.85%

Next $2.5 billion	0.825%

Next $2.5 billion	0.80%

Over $10 billion	0.775%

Invesco V.I. Balanced-Risk Allocation Fund

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.
  Effective May 2, 2011, the Adviser contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.95% of average daily net assets. Prior to May 2, 2011, the Adviser waived advisory fees and/or reimbursed expenses of all shares to the extent necessary to limit total annual fund operating expenses to 0.90% and 1.15% for Series I and Series II shares, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; (5) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; (6) expenses related to a merger or reorganization, as approved by the Fund’s Board of Trustees; and (7) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2011, the Adviser waived advisory fees of $167,424.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2011, Invesco was paid $24,794 for accounting and fund administrative services and reimbursed $114,929 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2011, expenses incurred under the Plan are detailed in the Consolidated Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. Balanced-Risk Allocation Fund

  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$2,295,998	$—	$—	$2,295,998

Money Market Funds	100,977,173	—	—	100,977,173

Foreign Government Debt Securities	—	10,999,474	—	10,999,474

	$103,273,171	$10,999,474	$—	$114,272,645

Futures Contracts*	1,172,486	—	—	1,172,486

Swap Agreements*	—	(295,891)	—	(295,891)

Total Investments	$104,445,657	$10,703,583	$—	$115,149,240

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund has implemented new required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the consolidated financial statements.

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Commodity risk
Futures contracts(a)	$112,152	$(413,917)
Swap agreements(b)	—	(402,929)

Interest rate risk
Futures contracts(a)	196,779	(96,304)
Swap agreements(b)	114,459	(7,421)

Market risk
Futures contracts(a)	1,373,776	—

	$1,797,166	$(920,571)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s net variation margin (payable) is reported within the Consolidated Statement of Assets & Liabilities.
(b)	Values are disclosed on the Consolidated Statement of Assets and Liabilities under Unrealized appreciation (depreciation) on swap agreements.

Invesco V.I. Balanced-Risk Allocation Fund

Effect of Derivative Instruments for the six months ended June 30, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Statement of Operations
		Swap
	Futures*	Agreements*

Realized Gain (Loss)
Commodity risk	$(1,186,826)	$285,558

Interest rate risk	1,005,186	910,683

Market risk	(2,799,851)	—

Change in Unrealized Appreciation (Depreciation)
Commodity risk	$(301,765)	$(402,929)

Interest rate risk	115,781	107,038

Market risk	1,224,229	(146,562)

Total	$(1,943,246)	$753,788

*	The average value of futures and swap agreements outstanding during the period was $181,618,441 and $2,163,782, respectively.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $683 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund and the Subsidiary are permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $16,002,351 and $67,191,974, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end. In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$—

Aggregate unrealized (depreciation) of investment securities	(70,806)

Net unrealized appreciation (depreciation) of investment securities	$(70,806)

Cost of investments is the same for tax and financial reporting purposes.

Invesco V.I. Balanced-Risk Allocation Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Series I	71,146	$759,017	—	$58

Series II	570,294	6,816,983	2,727,339	33,427,450

Issued as reinvestment of dividends:
Series I	—	—	—	—

Series II	1,398,239	15,045,055	101,831	1,546,330

Issued in connection with acquisitions:(b)
Series I	174,025	1,876,288	—	—

Series II	6,178,799	66,483,294	—	—

Reacquired:
Series I	(17,302)	(185,736)	(8,675)	(108,000)

Series II	(2,479,512)	(27,978,172)	(6,161,080)	(74,115,403)

Net increase (decrease) in share activity	5,895,689	$62,816,729	(3,340,585)	$(39,249,565)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 91% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on May 2, 2011, the Fund acquired all the net assets of Invesco V.I. Global Multi-Asset Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of Invesco V.I. Global Multi-Asset Fund on April 1, 2011. The acquisition was accomplished by a taxable exchange of 6,352,824 shares of the Fund for 5,245,904 shares outstanding of Invesco V.I. Global Multi-Asset Fund as of the close of business on April 29, 2011. Each class of Invesco V.I. Global Multi-Asset Fund was exchanged for the like class of shares of the Fund, based on the relative net asset value of Invesco V.I. Global Mulit-Asset Fund to the net asset value of the Fund on the close of business, April 29, 2011. Invesco V.I. Global Multi-Asset Fund’s net assets at that date of $68,359,582 was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $73,364,971.

Invesco V.I. Balanced-Risk Allocation Fund

NOTE 10—Consolidated Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I*
Six months ended 06/30/11	$13.09	$0.02	$0.37	$0.39	$(0.10)	$(2.70)	$(2.81)	$10.67	2.65%	$2,446	0.71	%(d)(e)	1.07	%(e)	0.30	%(e)	37%
Year ended 12/31/10(f)	12.00	0.10	1.15	1.25	(0.02)	(0.14)	(0.16)	13.09	10.57	17	0.89		1.29		0.88	(g)	444
Eleven months ended 12/31/09(h)	10.00	0.04	2.67	2.71	(0.25)	(0.46)	(0.71)	12.00	28.21	120	0.90	(i)(j)	1.46	(i)(j)	0.41	(g)(i)(j)	87

Series II*
Six months ended 06/30/11	13.05	0.00	0.35	0.35	(0.06)	(2.70)	(2.76)	10.64	2.43	121,258	0.96	(d)(e)	1.32	(e)	0.05	(e)	37
Year ended 12/31/10(f)	12.10	0.07	1.04	1.11	(0.02)	(0.14)	(0.16)	13.05	9.32	75	1.14		1.54		0.59	(g)	444
Eleven months ended 12/31/09(h)	10.00	0.05	2.74	2.79	(0.23)	(0.46)	(0.69)	12.10	27.86 (k)	110	1.15	(i)(j)	1.71	(i)(j)	0.44	(g)(i)(j)	87

*	Prior to May 2, 2011, the Fund operated as Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund. On such date, holders of the Acquired Fund’s Series I and Series II shares received Series I and Series II shares, respectively of the Fund.
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds was 0.04%.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $724 and $91,981 for Series I and Series II shares, respectively.
(f)	On June 1, 2010, Class I and Class II shares of the predecessor fund were reorganized into Series I and Series II shares, respectively of the Fund.
(g)	Ratio of net investment income to average net assets without fee waivers and/or expenses absorbed for the year ended December 31, 2010 and the period ended December 31, 2009 was 0.48% and (0.15)% for Series I shares and 0.19% and (0.12)% for Series II shares, respectively.
(h)	Commencement date of January 23, 2009.
(i)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expense to average net assets for the Underlying Funds was 0.08% at December 31, 2009.
(j)	Annualized.
(k)	These returns include combined 12b-1 fees and service fees of up to 0.25%.

Invesco V.I. Balanced-Risk Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.
  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund’s total return.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2,4]	(06/30/11)	Period[2,5]	Ratio[3]
Series I	$1,000.00	$1,026.50	$3.57	$1,021.27	$3.56	0.71%

Series II	1,000.00	1,024.30	4.82	1,020.03	4.81	0.96

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
[3]	Effective May 2, 2011, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expense of Series I and Series II shares to 0.70% and 0.95% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.68% and 0.93% for Series I and Series II shares, respectively.
[4]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.42 and $4.67 for Series I and Series II shares, respectively.
[5]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.41 and $4.66 for Series I and Series II shares, respectively.

Invesco V.I. Balanced-Risk Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Balanced-Risk Allocation Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the

Invesco V.I. Balanced-Risk Allocation Fund

nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board noted that no Lipper material was available for the Fund because the Fund has less than one year of operations at December 31,2010. The Board did note that performance of the Fund was below the MSCI World Index for the period ending December 31, 2010.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board noted that no Lipper material was available for the Fund because the Fund has less than one year of operations at December 31,2010. The Board compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective rate was below the fee rate for one mutual fund and above the sub-advisory fee rate of one offshore fund with comparable investment strategies.
  Other than the funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Balanced-Risk Allocation Fund

Invesco V.I. Basic Value Fund
Semiannual Report to Shareholders ■ June 30, 2011

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VIBVA-SAR-1
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/10 to 6/30/11, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	3.29%

Series II Shares	3.15

S&P500 Index▼ (Broad Market Index)	6.01

Russell 1000 Value Index▼ (Style-Specific Index)	5.92

Lipper VUF Large-Cap Value Funds Index▼ (Peer Group Index)	5.49

▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service-mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper VUF Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.00% and 1.25%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Basic Value Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Average Annual Total Returns
As of 6/30/11

Series I Shares

Inception (9/10/01)	1.35%

5 Years	-2.06

1 Year	24.41

Series II Shares

Inception (9/10/01)	1.10%

5 Years	-2.32

1 Year	24.08

Invesco V.I. Basic Value Fund

Schedule of Investments

June 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.29%(a)
Advertising–5.77%
Omnicom Group, Inc.	334,112	$16,090,834

Aerospace & Defense–1.84%
Honeywell International, Inc.	86,169	5,134,811

Asset Management & Custody Banks–1.96%
Bank of New York Mellon Corp.	213,449	5,468,563

Automobile Manufacturers–2.17%
Renault S.A. (France)	102,117	6,056,333

Brewers–3.59%
Molson Coors Brewing Co.–Class B	223,892	10,016,928

Cable & Satellite–6.91%
Comcast Corp.–Class A	234,976	5,954,292

Time Warner Cable, Inc.	170,588	13,312,687

		19,266,979

Computer Hardware–6.29%
Apple, Inc.(b)	14,954	5,019,609

Dell, Inc.(b)	224,172	3,736,948

Hewlett-Packard Co.	240,828	8,766,139

		17,522,696

Data Processing & Outsourced Services–1.73%
Western Union Co.	241,082	4,828,873

Department Stores–3.21%
Macy’s, Inc.	305,695	8,938,522

Diversified Banks–5.81%
Comerica, Inc.	100,948	3,489,772

U.S. Bancorp	187,939	4,794,324

Wells Fargo & Co.(b)	281,666	7,903,548

		16,187,644

General Merchandise Stores–1.80%
Target Corp.	106,901	5,014,726

Household Products–2.72%
Procter & Gamble Co. (The)	119,318	7,585,045

Hypermarkets & Super Centers–3.40%
Wal-Mart Stores, Inc.	178,231	9,471,195

Industrial Conglomerates–1.70%
General Electric Co.	250,848	4,730,993

Integrated Oil & Gas–12.60%
Chevron Corp.	106,813	10,984,649

Exxon Mobil Corp.	75,081	6,110,092

Petroleo Brasileiro S.A.–ADR (Brazil)	170,924	5,787,486

Royal Dutch Shell PLC–ADR (United Kingdom)	171,847	12,223,477

		35,105,704

Investment Banking & Brokerage–3.17%
Goldman Sachs Group, Inc. (The)	28,025	3,729,847

Morgan Stanley	221,842	5,104,585

		8,834,432

Life & Health Insurance–1.95%
MetLife, Inc.	123,759	5,429,307

Managed Health Care–2.07%
UnitedHealth Group, Inc.	112,009	5,777,424

Oil & Gas Drilling–1.25%
Noble Corp.(b)	88,572	3,490,623

Other Diversified Financial Services–8.17%
Bank of America Corp.	604,439	6,624,652

Citigroup, Inc.	90,805	3,781,120

JPMorgan Chase & Co.	302,148	12,369,939

		22,775,711

Pharmaceuticals–4.39%
Bristol-Myers Squibb Co.	169,395	4,905,679

Pfizer, Inc.	355,780	7,329,068

		12,234,747

Property & Casualty Insurance–13.27%
Allied World Assurance Co. Holdings Ltd. (Switzerland)(b)	79,212	4,561,027

Allstate Corp. (The)	192,530	5,877,941

Aspen Insurance Holdings Ltd.	264,646	6,809,342

Chubb Corp. (The)	238,017	14,902,244

Travelers Cos., Inc. (The)	82,796	4,833,630

		36,984,184

Steel–1.52%
POSCO–ADR (South Korea)(b)	39,033	4,239,764

Wireless Telecommunication Services–2.00%
Vodafone Group PLC–ADR (United Kingdom)	208,266	5,564,868

Total Common Stocks & Other Equity Interests (Cost $231,899,925)		$276,750,906

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Basic Value Fund

	Shares	Value

Money Market Funds–1.80%
Liquid Assets Portfolio–Institutional Class(c)	2,502,457	$2,502,457

Premier Portfolio–Institutional Class(c)	2,502,457	2,502,457

Total Money Market Funds (Cost $5,004,914)		5,004,914

TOTAL INVESTMENTS–101.09% (Cost $236,904,839)		281,755,820

OTHER ASSETS LESS LIABILITIES–(1.09)%		(3,035,794)

NET ASSETS–100.00%		$278,720,026

Investment Abbreviations

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2011

Financials	34.3%

Consumer Discretionary	19.9

Energy	13.9

Consumer Staples	9.7

Information Technology	8.0

Health Care	6.5

Industrials	3.5

Telecommunication Services	2.0

Materials	1.5

Money Market Funds Plus Other Assets Less Liabilities	0.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Basic Value Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $231,899,925)	$276,750,906

Investments in affiliated money market funds, at value and cost	5,004,914

Total investments, at value (Cost $236,904,839)	281,755,820

Foreign currencies, at value (Cost $3)	3

Receivable for:
Fund shares sold	245,562

Dividends	626,449

Investment for trustee deferred compensation and retirement plans	27,658

Total assets	282,655,492

Liabilities:
Payable for:
Fund shares reacquired	3,391,589

Accrued fees to affiliates	439,160

Accrued other operating expenses	17,394

Trustee deferred compensation and retirement plans	87,323

Total liabilities	3,935,466

Net assets applicable to shares outstanding	$278,720,026

Net assets consist of:
Shares of beneficial interest	$300,961,806

Undistributed net investment income	3,499,646

Undistributed net realized gain (loss)	(70,592,407)

Unrealized appreciation	44,850,981

$278,720,026

Net Assets:
Series I	$162,815,780

Series II	$115,904,246

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	24,717,643

Series II	17,724,673

Series I:
Net asset value per share	$6.59

Series II:
Net asset value per share	$6.54

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $77,946)	$3,214,290

Dividends from affiliated money market funds	5,935

Total investment income	3,220,225

Expenses:
Advisory fees	1,047,150

Administrative services fees	402,682

Custodian fees	143

Distribution fees — Series II	158,316

Transfer agent fees	10,501

Trustees’ and officers’ fees and benefits	12,324

Other	16,901

Total expenses	1,648,017

Less: Fees waived	(7,766)

Net expenses	1,640,251

Net investment income	1,579,974

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $520,464)	13,021,974

Foreign currencies	(9,043)

13,012,931

Change in net unrealized appreciation (depreciation) of investment securities	(4,372,834)

Net realized and unrealized gain	8,640,097

Net increase in net assets resulting from operations	$10,220,071

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Basic Value Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	June 30,	December 31,
	2011	2010

Operations:
Net investment income	$1,579,974	$1,797,336

Net realized gain	13,012,931	1,972,585

Change in net unrealized appreciation (depreciation)	(4,372,834)	17,975,887

Net increase in net assets resulting from operations	10,220,071	21,745,808

Distributions to shareholders from net investment income:
Series I	—	(1,104,262)

Series II	—	(467,104)

Total distributions from net investment income	—	(1,571,366)

Share transactions–net:
Series I	(24,621,262)	(56,488,740)

Series II	(20,691,879)	(10,025,853)

Net increase (decrease) in net assets resulting from share transactions	(45,313,141)	(66,514,593)

Net increase (decrease) in net assets	(35,093,070)	(46,340,151)

Net assets:
Beginning of period	313,813,096	360,153,247

End of period (includes undistributed net investment income of $3,499,646 and $1,919,672, respectively)	$278,720,026	$313,813,096

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Basic Value Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-eight separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco V.I. Basic Value Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Invesco V.I. Basic Value Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.695%

Next $250 million	0.67%

Next $500 million	0.645%

Next $1.5 billion	0.62%

Next $2.5 billion	0.595%

Next $2.5 billion	0.57%

Next $2.5 billion	0.545%

Over $10 billion	0.52%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or

Invesco V.I. Basic Value Fund

continue the fee waiver agreement, it will terminate on April 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2011, the Adviser waived advisory fees of $7,766.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2011, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2011, Invesco was paid $39,842 for accounting and fund administrative services and reimbursed $362,840 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2011, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$281,755,820	$—	$—	$281,755,820

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2011, the Fund engaged in securities purchases of $0 and securities sales of $1,845,703, which resulted in net realized gains of $520,464.

Invesco V.I. Basic Value Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $856 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2016	$40,544,207

December 31, 2017	32,409,899

December 31, 2018	7,875,284

Total capital loss carryforward	$80,829,390

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $33,493,339 and $69,604,596, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$47,906,547

Aggregate unrealized (depreciation) of investment securities	(5,831,515)

Net unrealized appreciation of investment securities	$42,075,032

Cost of investments for tax purposes is $239,680,788.

Invesco V.I. Basic Value Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Series I	680,499	$4,541,544	1,839,415	$11,111,452

Series II	604,420	3,959,429	4,402,680	25,876,503

Issued as reinvestment of dividends:
Series I	—	—	188,763	1,104,262

Series II	—	—	80,258	467,104

Reacquired:
Series I	(4,411,766)	(29,162,806)	(11,391,121)	(68,704,454)

Series II	(3,741,213)	(24,651,308)	(6,127,464)	(36,369,460)

Net increase (decrease) in share activity	(6,868,060)	$(45,313,141)	(11,007,469)	$(66,514,593)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 75% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses) on								to average		to average net		Ratio of net
	Net asset		securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/11	$6.38	$0.04	$0.17	$0.21	$—	$—	$—	$6.59	3.29%	$162,816	0.97	%(d)	0.98	%(d)	1.15	%(d)	11%
Year ended 12/31/10	5.98	0.04	0.40	0.44	(0.04)	—	(0.04)	6.38	7.35	181,515	1.00		1.00		0.65		86
Year ended 12/31/09	4.10	0.03	1.94	1.97	(0.09)	—	(0.09)	5.98	48.00	226,282	0.98		0.99		0.59		23
Year ended 12/31/08	12.73	0.10	(6.68)	(6.58)	(0.09)	(1.96)	(2.05)	4.10	(51.77)	157,693	1.03		1.03		0.99		58
Year ended 12/31/07	13.35	0.07	0.17	0.24	(0.08)	(0.78)	(0.86)	12.73	1.62	399,974	0.96		0.99		0.52		25
Year ended 12/31/06	12.37	0.07	1.54	1.61	(0.05)	(0.58)	(0.63)	13.35	13.12	489,352	0.97		1.02		0.54		15

Series II
Six months ended 06/30/11	6.34	0.03	0.17	0.20	—	—	—	6.54	3.15	115,904	1.22	(d)	1.23	(d)	0.90	(d)	11
Year ended 12/31/10	5.95	0.02	0.39	0.41	(0.02)	—	(0.02)	6.34	6.94	132,298	1.25		1.25		0.40		86
Year ended 12/31/09	4.07	0.02	1.92	1.94	(0.06)	—	(0.06)	5.95	47.74	133,872	1.23		1.24		0.34		23
Year ended 12/31/08	12.62	0.07	(6.61)	(6.54)	(0.05)	(1.96)	(2.01)	4.07	(51.90)	126,874	1.28		1.28		0.74		58
Year ended 12/31/07	13.24	0.04	0.16	0.20	(0.04)	(0.78)	(0.82)	12.62	1.36	303,628	1.21		1.24		0.27		25
Year ended 12/31/06	12.26	0.04	1.54	1.58	(0.02)	(0.58)	(0.60)	13.24	12.94	339,457	1.22		1.27		0.29		15

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $178,142 and $127,703 for Series I and Series II shares, respectively.

Invesco V.I. Basic Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
Series I	$1,000.00	$1,032.90	$4.89	$1,019.98	$4.86	0.97%

Series II	1,000.00	1,031.50	6.15	1,018.74	6.11	1.22

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Basic Value Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Basic Value Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds Multi-Cap Value Index. The Board noted that performance of Series I shares of the Fund was in the fifth quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the

Invesco V.I. Basic Value Fund

fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the lead manager for the Fund was replaced in June 2010. Invesco Advisers advised the Board that the Fund was managed consistently with its mandate. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective fee rate was above the effective fee rate of one mutual fund with comparable investment strategies.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from services provided to institutional clients, and the Board did not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waivers is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Basic Value Fund

Invesco V.I. Capital Appreciation Fund
Semiannual Report to Shareholders ■ June 30, 2011

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.

VICAP-SAR-1

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	4.76%

Series II Shares	4.62

S&P 500 Index▼ (Broad Market Index)	6.01

Russell 1000 Growth Index▼ (Style-Specific Index)	6.83

Lipper VUF Multi-Cap Growth Funds Category Average▼ (Peer Group)	6.56

▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Growth Index is an unmanaged indexconsidered representative of large-cap growth stocks. The Russell 1000 GrowthIndex is a trademark/ servicemark of the Frank Russell Co. Russell ® is a trademark of the Frank Russell Co.
     The Lipper VUF Multi-Cap Growth Funds Category Average represents an average of all the variable insurance underlying funds in the Lipper Multi-Cap Growth Funds category.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/11

Series I Shares

Inception (5/5/93)	6.21%

10 Years	0.38

5 Years	0.13

1 Year	32.39

Series II Shares

10 Years	0.13%

5 Years	-0.12

1 Year	32.02

Series II shares incepted on August 21, 2001. Performance shown prior to that date is that of Series I shares, restated to reflect the higher 12b-1 fees applicable to Series II. Series I performance reflects any applicable fee waivers or expense reimbursements. The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.91% and 1.16%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Capital Appreciation Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Invesco V.I. Capital Appreciation Fund

Schedule of Investments(a)

June 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.85%
Aerospace & Defense–3.19%
Honeywell International, Inc.	115,007	$6,853,267

Precision Castparts Corp.	85,274	14,040,364

		20,893,631

Apparel Retail–1.81%
Limited Brands, Inc.	171,837	6,607,133

Prada S.p.A. (Italy)(b)(c)	416,600	2,513,509

Prada S.p.A. (Italy)(c)	455,500	2,748,207

		11,868,849

Apparel, Accessories & Luxury Goods–1.70%
Coach, Inc.	174,280	11,141,720

Application Software–2.88%
Citrix Systems, Inc.(c)	163,812	13,104,960

Salesforce.com, Inc.(c)	38,578	5,747,350

		18,852,310

Asset Management & Custody Banks–1.19%
Ameriprise Financial, Inc.	134,982	7,785,762

Biotechnology–1.42%
Gilead Sciences, Inc.(c)	223,764	9,266,067

Cable & Satellite–4.07%
Comcast Corp.–Class A	395,577	10,023,921

DIRECTV–Class A(c)	326,938	16,614,989

		26,638,910

Casinos & Gaming–0.10%
Las Vegas Sands Corp.(c)	15,704	662,866

Communications Equipment–2.69%
F5 Networks, Inc.(c)	32,462	3,578,936

Juniper Networks, Inc.(c)	143,423	4,517,824

QUALCOMM, Inc.	167,777	9,528,056

		17,624,816

Computer Hardware–4.96%
Apple, Inc.(c)	96,655	32,444,184

Computer Storage & Peripherals–2.45%
EMC Corp.(c)	480,437	13,236,039

SanDisk Corp.(c)	66,452	2,757,758

		15,993,797

Construction & Engineering–1.62%
Foster Wheeler AG (Switzerland)(c)	349,158	10,607,420

Construction & Farm Machinery & Heavy Trucks–1.75%
Cummins Inc.	65,743	6,803,743

Navistar International Corp.(c)	81,893	4,623,679

		11,427,422

Consumer Finance–0.57%
American Express Co.	71,775	3,710,767

Data Processing & Outsourced Services–1.86%
MasterCard, Inc.–Class A	40,333	12,153,946

Department Stores–0.96%
Kohl’s Corp.	125,026	6,252,550

Drug Retail–1.09%
CVS Caremark Corp.	189,630	7,126,295

Fertilizers & Agricultural Chemicals–3.16%
Monsanto Co.	153,112	11,106,744

Mosaic Co. (The)	39,778	2,694,164

Potash Corp. of Saskatchewan Inc. (Canada)	120,913	6,890,832

		20,691,740

Gold–0.48%
Barrick Gold Corp. (Canada)	69,970	3,168,941

Health Care Distributors–1.01%
Cardinal Health, Inc.	145,278	6,598,527

Health Care Equipment–1.16%
Baxter International Inc.	74,014	4,417,896

Stryker Corp.	53,967	3,167,323

		7,585,219

Health Care Services–2.20%
Express Scripts, Inc.(c)	159,479	8,608,677

Medco Health Solutions, Inc.(c)	102,008	5,765,492

		14,374,169

Health Care Technology–0.69%
Allscripts Healthcare Solutions, Inc.(c)	231,341	4,492,642

Heavy Electrical Equipment–1.47%
ABB Ltd. (Switzerland)(c)	142,750	3,702,058

ABB Ltd.–ADR (Switzerland)(c)	228,490	5,929,316

		9,631,374

Home Improvement Retail–1.06%
Home Depot, Inc. (The)	191,941	6,952,103

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Capital Appreciation Fund

	Shares	Value

Hotels, Resorts & Cruise Lines–0.10%
Starwood Hotels & Resorts Worldwide, Inc.	11,771	$659,647

Hypermarkets & Super Centers–1.02%
Costco Wholesale Corp.	82,488	6,701,325

Industrial Machinery–2.58%
Danaher Corp.	119,946	6,355,939

Ingersoll-Rand PLC (Ireland)	231,371	10,506,557

		16,862,496

Integrated Oil & Gas–1.62%
Occidental Petroleum Corp.	101,778	10,588,983

Internet Retail–3.63%
Amazon.com, Inc.(c)	58,375	11,937,104

Netflix Inc.(c)	24,724	6,494,748

Priceline.com Inc.(c)	10,439	5,344,037

		23,775,889

Internet Software & Services–5.55%
Baidu, Inc.–ADR (China)(c)	145,582	20,400,406

Google, Inc.–Class A(c)	31,471	15,936,285

		36,336,691

Investment Banking & Brokerage–0.49%
Jefferies Group, Inc.	156,235	3,187,194

IT Consulting & Other Services–4.39%
Accenture PLC–Class A (Ireland)	319,860	19,325,941

Cognizant Technology Solutions Corp.–Class A(c)	127,641	9,361,191

		28,687,132

Life Sciences Tools & Services–0.94%
Illumina, Inc.(c)	81,987	6,161,323

Managed Health Care–2.25%
UnitedHealth Group, Inc.	285,426	14,722,273

Movies & Entertainment–1.02%
Walt Disney Co. (The)	170,485	6,655,734

Oil & Gas Equipment & Services–8.58%
Baker Hughes Inc.	92,828	6,735,600

Cameron International Corp.(c)	201,839	10,150,483

Halliburton Co.	241,024	12,292,224

National Oilwell Varco Inc.	213,370	16,687,668

Weatherford International Ltd.(c)	546,219	10,241,606

		56,107,581

Oil & Gas Exploration & Production–1.90%
Anadarko Petroleum Corp.	78,211	6,003,477

EOG Resources, Inc.	61,155	6,393,755

		12,397,232

Other Diversified Financial Services–1.22%
JPMorgan Chase & Co.	194,982	7,982,563

Packaged Foods & Meats–0.91%
Mead Johnson Nutrition Co.	87,716	5,925,216

Pharmaceuticals–1.79%
Allergan, Inc.	88,608	7,376,616

Pfizer Inc.	94,891	1,954,755

Shire PLC (United Kingdom)	76,163	2,377,747

		11,709,118

Railroads–1.39%
Union Pacific Corp.	87,388	9,123,307

Restaurants–1.09%
Chipotle Mexican Grill, Inc.(c)	11,383	3,508,127

Krispy Kreme Doughnuts Inc.–Wts., expiring 03/02/12(d)	1,194	955

Starbucks Corp.	92,208	3,641,294

		7,150,376

Semiconductors–2.55%
Atmel Corp.(c)	557,944	7,850,272

Broadcom Corp.–Class A(c)	160,293	5,392,256

Xilinx, Inc.	93,453	3,408,231

		16,650,759

Soft Drinks–0.68%
Hansen Natural Corp.(c)	54,809	4,436,789

Systems Software–5.20%
Oracle Corp.	311,087	10,237,873

Rovi Corp.(c)	414,148	23,755,529

		33,993,402

Technology Distributors–0.89%
Avnet, Inc.(c)	182,861	5,829,610

Trucking–1.74%
J.B. Hunt Transport Services, Inc.	241,928	11,392,390

Wireless Telecommunication Services–1.78%
America Movil SAB de C.V., Series L–ADR (Mexico)	86,379	4,654,101

American Tower Corp.–Class A(c)	133,595	6,991,026

		11,645,127

Total Common Stocks & Other Equity Interests (Cost $540,262,539)		646,628,184

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Capital Appreciation Fund

	Shares	Value

Money Market Funds–2.96%
Liquid Assets Portfolio–Institutional Class(e)	9,688,893	$9,688,893

Premier Portfolio–Institutional Class(e)	9,688,893	9,688,893

Total Money Market Funds (Cost $19,377,786)		19,377,786

TOTAL INVESTMENTS–101.81% (Cost $559,640,325)		666,005,970

OTHER ASSETS LESS LIABILITIES–(1.81)%		(11,859,673)

NET ASSETS–100.00%		$654,146,297

Investment Abbreviations:

ADR	– American Depositary Receipt
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2011 represented 0.38% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	Non-income producing security acquired through a corporate action.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2011

Information Technology	33.4%

Consumer Discretionary	15.6

Industrials	13.7

Energy	12.1

Health Care	11.5

Consumer Staples	3.7

Materials	3.6

Financials	3.5

Telecommunication Services	1.8

Money Market Funds Plus Other Assets Less Liabilities	1.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Capital Appreciation Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $540,262,539)	$646,628,184

Investments in affiliated money market funds, at value and cost	19,377,786

Total investments, at value (Cost $559,640,325)	666,005,970

Receivable for:
Investments sold	9,066,102

Fund shares sold	21,977

Dividends	367,205

Investment for trustee deferred compensation and retirement plans	150,811

Other assets	452

Total assets	675,612,517

Liabilities:
Payable for:
Investments purchased	13,919,283

Investments purchased from affiliates	5,838,727

Fund shares reacquired	490,454

Accrued fees to affiliates	891,260

Accrued other operating expenses	24,425

Trustee deferred compensation and retirement plans	302,071

Total liabilities	21,466,220

Net assets applicable to shares outstanding	$654,146,297

Net assets consist of:
Shares of beneficial interest	$750,779,483

Undistributed net investment income	1,031,927

Undistributed net realized gain (loss)	(204,030,758)

Unrealized appreciation	106,365,645

$654,146,297

Net Assets:
Series I	$473,381,884

Series II	$180,764,413

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	19,395,770

Series II	7,537,175

Series I:
Net asset value per share	$24.41

Series II:
Net asset value per share	$23.98

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $29,042)	$3,828,088

Dividends from affiliated money market funds (includes securities lending income of $4,187)	14,009

Interest	36,031

Total investment income	3,878,128

Expenses:
Advisory fees	2,073,488

Administrative services fees	862,184

Custodian fees	7,377

Distribution fees — Series II	229,135

Transfer agent fees	21,597

Trustees’ and officers’ fees and benefits	19,003

Other	26,300

Total expenses	3,239,084

Less: Fees waived	(13,265)

Net expenses	3,225,819

Net investment income	652,309

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities (includes net gains from securities sold to affiliates of $529,732)	84,537,916

Foreign currencies	45,902

84,583,818

Change in net unrealized appreciation (depreciation) of investment securities	(53,811,056)

Net realized and unrealized gain	30,772,762

Net increase in net assets resulting from operations	$31,425,071

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Capital Appreciation Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	June 30,	December 31,
	2011	2010

Operations:
Net investment income	$652,309	$735,384

Net realized gain	84,583,818	45,392,890

Change in net unrealized appreciation (depreciation)	(53,811,056)	47,561,475

Net increase in net assets resulting from operations	31,425,071	93,689,749

Distributions to shareholders from net investment income:
Series I	—	(3,537,619)

Series II	—	(915,129)

Total distributions from net investment income	—	(4,452,748)

Share transactions–net:
Series I	(48,153,486)	(78,894,363)

Series II	(12,822,318)	(32,232,888)

Net increase (decrease) in net assets resulting from share transactions	(60,975,804)	(111,127,251)

Net increase (decrease) in net assets	(29,550,733)	(21,890,250)

Net assets:
Beginning of period	683,697,030	705,587,280

End of period (includes undistributed net investment income of $1,031,927 and $379,618, respectively)	$654,146,297	$683,697,030

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Capital Appreciation Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-eight separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco V.I. Capital Appreciation Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Invesco V.I. Capital Appreciation Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.65%

Over $250 million	0.60%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Invesco V.I. Capital Appreciation Fund

  The Adviser has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2011, the Adviser waived advisory fees of $13,265.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2011, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2011, Invesco was paid $82,067 for accounting and fund administrative services and reimbursed $780,117 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2011, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$666,005,970	$—	$—	$666,005,970

Invesco V.I. Capital Appreciation Fund

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2011, the Fund engaged in securities purchases of $12,754,416 and securities sales of $6,320,326, which resulted in net realized gains of $529,732.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $1,118 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2011	$56,312,952

December 31, 2017	228,377,814

Total capital loss carryforward	$284,690,766

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $490,409,765 and $538,735,280, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$109,916,978

Aggregate unrealized (depreciation) of investment securities	(7,475,143)

Net unrealized appreciation of investment securities	$102,441,835

Cost of investments for tax purposes is $563,564,135.

Invesco V.I. Capital Appreciation Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Series I	211,162	$5,075,399	587,627	$12,238,362

Series II	195,452	4,620,349	512,761	10,258,765

Issued as reinvestment of dividends:
Series I	—	—	170,899	3,537,619

Series II	—	—	44,903	915,129

Reacquired:
Series I	(2,212,610)	(53,228,885)	(4,572,413)	(94,670,344)

Series II	(738,245)	(17,442,667)	(2,127,908)	(43,406,782)

Net increase (decrease) in share activity	(2,544,241)	$(60,975,804)	(5,384,131)	$(111,127,251)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of		Ratio of
				Net gains						expenses		expenses
				(losses) on						to average		to average net		Ratio of net
	Net asset	Net		securities		Dividends				net assets		assets without		investment
	value,	investment		(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)		unrealized)	operations	income	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Series I
Six months ended 06/30/11	$23.30	$0.03	(c)	$1.08	$1.11	$—	$24.41	4.76%	$473,382	0.90	%(d)	0.90	%(d)	0.26	%(d)	73%
Year ended 12/31/10	20.33	0.04	(c)	3.09	3.13	(0.16)	23.30	15.49	498,493	0.90		0.91		0.19		56
Year ended 12/31/09	16.89	0.14	(c)	3.42	3.56	(0.12)	20.33	21.08	512,540	0.90		0.91		0.79		85
Year ended 12/31/08	29.37	0.09	(c)	(12.57)	(12.48)	—	16.89	(42.49)	492,079	0.91		0.91		0.37		103
Year ended 12/31/07	26.22	0.01		3.14	3.15	—	29.37	12.01	1,086,677	0.88		0.88		0.03		71
Year ended 12/31/06	24.67	0.01		1.55	1.56	(0.01)	26.22	6.34	1,204,559	0.91		0.91		0.06		120

Series II
Six months ended 06/30/11	22.92	0.00	(c)	1.06	1.06	—	23.98	4.62	180,764	1.15	(d)	1.15	(d)	0.01	(d)	73
Year ended 12/31/10	20.00	(0.01	)(c)	3.04	3.03	(0.11)	22.92	15.21	185,204	1.15		1.16		(0.06)		56
Year ended 12/31/09	16.61	0.09	(c)	3.35	3.44	(0.05)	20.00	20.72	193,047	1.15		1.16		0.54		85
Year ended 12/31/08	28.95	0.03	(c)	(12.37)	(12.34)	—	16.61	(42.63)	176,794	1.16		1.16		0.12		103
Year ended 12/31/07	25.91	(0.07)		3.11	3.04	—	28.95	11.73	349,294	1.13		1.13		(0.22)		71
Year ended 12/31/06	24.43	(0.05)		1.53	1.48	—	25.91	6.06	371,316	1.16		1.16		(0.19)		120

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $491,230 and $184,827 for Series I and Series II shares, respectively.

Invesco V.I. Capital Appreciation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
Series I	$1,000.00	$1,047.60	$4.57	$1,020.33	$4.51	0.90%

Series II	1,000.00	1,046.20	5.83	1,019.09	5.76	1.15

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Capital Appreciation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Capital Appreciation Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s considerations of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – Large-Cap Growth Funds Index and the Lipper VA Underlying Funds – Multi-Cap Growth Funds Index. The Board noted that performance of Series I shares of the Fund was in the fourth quintile of the performance universe for the one

Invesco V.I. Capital Appreciation Fund

year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Lipper VA Underlying Funds – Large-Cap Growth Funds Index for the one year period and below the performance of the Index for the three and five year periods. The Board also noted that performance of Series I shares of the Fund was below the performance of the Lipper VA Underlying Funds – Multi-Cap Growth Funds Index for the one, three and five year periods. The Board noted that Invesco Advisers changed the Fund’s lead portfolio manager in March 2011, and that the investment team has a conservative, quality bias consistent with its quality oriented investment process that underperformed during the low-quality rally in 2009. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective fee rate was below the effective fee rate of one mutual fund and the same as the effective fee rate of the other mutual fund. The Board also noted that Invesco Advisers sub-advises one mutual fund with investment strategies comparable to those of the Fund and that the sub-advisory fee rate is below the Fund’s effective fee rate.
  Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Capital Appreciation Fund

Invesco V.I. Capital Development Fund
Semiannual Report to Shareholders ■ June 30, 2011

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VICDV-SAR-1

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	8.43%

Series II Shares	8.30

S&P 500 Index▼ (Broad Market Index)	6.01

Russell Midcap Growth Index▼ (Style-Specific Index)	9.59

Lipper VUF Mid-Cap Growth Funds Index▼ (Peer Group Index)	8.38

▼Lipper Inc.
The S&P 500 ® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell Midcap ® Growth Index is an unmanaged index considered representative of mid-cap growth stocks. The Russell Midcap Growth Index is a trademark/servicemark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper VUF Mid-Cap Growth Funds Index is an unmanaged index considered representative of mid-cap growth variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/11

Series I Shares

Inception (5/1/98)	5.51%

10 Years	4.63

5 Years	2.93

1 Year	37.56

Series II Shares

10 Years	4.37%

5 Years	2.68

1 Year	37.29

Series II shares incepted on August 21, 2001. Performance shown prior to that date is that of Series I shares, restated to reflect the higher 12b-1 fees applicable to Series II. Series I performance reflects any applicable fee waivers or expense reimbursements. The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.09% and 1.34%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Capital Development Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Invesco V.I. Capital Development Fund

Schedule of Investments(a)

June 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.67%
Aerospace & Defense–1.49%
BE Aerospace, Inc.(b)	94,067	$3,838,874

Air Freight & Logistics–1.01%
UTI Worldwide, Inc.	132,381	2,606,582

Apparel Retail–1.36%
Abercrombie & Fitch Co.–Class A	52,373	3,504,801

Apparel, Accessories & Luxury Goods–2.92%
Coach, Inc.	117,356	7,502,569

Application Software–2.87%
Citrix Systems, Inc.(b)	23,550	1,884,000

Salesforce.com, Inc.(b)	17,454	2,600,297

TIBCO Software, Inc.(b)	100,320	2,911,286

		7,395,583

Asset Management & Custody Banks–1.71%
Affiliated Managers Group, Inc.(b)	43,394	4,402,321

Auto Parts & Equipment–3.42%
BorgWarner, Inc.(b)	55,749	4,503,962

Gentex Corp.	141,849	4,288,095

		8,792,057

Biotechnology–1.04%
United Therapeutics Corp.(b)	48,460	2,670,146

Broadcasting–1.54%
Discovery Communications, Inc.–Class A(b)	97,034	3,974,513

Communications Equipment–4.30%
Acme Packet, Inc.(b)	44,405	3,114,123

F5 Networks, Inc.(b)	37,881	4,176,380

Riverbed Technology, Inc.(b)	71,358	2,825,063

Sycamore Networks, Inc.	42,986	956,009

		11,071,575

Computer Storage & Peripherals–2.00%
NetApp, Inc.(b)	97,318	5,136,444

Construction & Engineering–1.30%
Foster Wheeler AG (Switzerland)(b)	109,809	3,335,997

Construction & Farm Machinery & Heavy Trucks–4.43%
AGCO Corp.(b)	73,506	3,628,256

Navistar International Corp.(b)	86,932	4,908,181

Terex Corp.(b)	100,271	2,852,710

		11,389,147

Consumer Finance–1.40%
Discover Financial Services	134,514	3,598,249

Department Stores–1.95%
Nordstrom, Inc.	106,681	5,007,606

Electrical Components & Equipment–1.36%
Cooper Industries PLC (Ireland)	58,827	3,510,207

Electronic Components–1.48%
Amphenol Corp.–Class A	70,529	3,807,861

Fertilizers & Agricultural Chemicals–0.63%
Intrepid Potash, Inc.(b)	50,212	1,631,890

Footwear–1.36%
Crocs, Inc.(b)	135,493	3,488,945

Health Care Equipment–1.14%
CareFusion Corp.(b)	107,931	2,932,485

Health Care Facilities–2.80%
Brookdale Senior Living Inc.(b)	100,007	2,425,170

Universal Health Services, Inc.–Class B	92,814	4,782,705

		7,207,875

Health Care Services–3.56%
DaVita, Inc.(b)	47,622	4,124,542

Quest Diagnostics Inc.	85,094	5,029,055

		9,153,597

Health Care Technology–1.17%
Allscripts Healthcare Solutions, Inc.(b)	155,020	3,010,488

Hotels, Resorts & Cruise Lines–2.49%
Starwood Hotels & Resorts Worldwide, Inc.	114,563	6,420,110

Human Resource & Employment Services–1.19%
Robert Half International, Inc.	113,569	3,069,770

Industrial Gases–1.68%
Airgas, Inc.	61,645	4,317,616

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Capital Development Fund

	Shares	Value

Industrial Machinery–2.80%
Flowserve Corp.	31,186	$3,427,029

Gardner Denver Inc.	44,931	3,776,451

		7,203,480

Internet Retail–1.06%
Netflix Inc.(b)	5,427	1,425,619

Priceline.com Inc.(b)	2,553	1,306,957

		2,732,576

IT Consulting & Other Services–3.34%
Cognizant Technology Solutions Corp.–Class A(b)	53,214	3,902,715

Teradata Corp.(b)	77,971	4,693,854

		8,596,569

Managed Health Care–2.32%
Aetna Inc.	86,740	3,824,367

Aveta, Inc. (Acquired 12/21/05–05/22/06; $3,327,813)(b)(c)	237,251	2,135,259

		5,959,626

Movies & Entertainment–1.13%
Cinemark Holdings, Inc.	140,508	2,909,921

Oil & Gas Drilling–0.38%
Patterson-UTI Energy, Inc.	30,990	979,594

Oil & Gas Equipment & Services–3.92%
Cameron International Corp.(b)	69,239	3,482,029

Oil States International, Inc.(b)	44,336	3,542,890

Superior Energy Services, Inc.(b)	82,563	3,066,390

		10,091,309

Oil & Gas Exploration & Production–4.17%
Petrohawk Energy Corp.(b)	114,708	2,829,847

Pioneer Natural Resources Co.	48,851	4,375,584

Plains Exploration & Production Co.(b)	92,302	3,518,552

		10,723,983

Pharmaceuticals–2.07%
Hospira, Inc.(b)	94,242	5,339,752

Precious Metals & Minerals–1.04%
Stillwater Mining Co.(b)	121,503	2,674,281

Railroads–0.37%
Kansas City Southern(b)	15,928	945,008

Real Estate Services–1.25%
Jones Lang LaSalle Inc.	34,166	3,221,854

Semiconductors–5.18%
Altera Corp.	123,483	5,723,437

Avago Technologies Ltd. (Singapore)	96,600	3,670,800

Cavium Inc.(b)	90,528	3,946,116

		13,340,353

Specialized Finance–1.74%
Moody’s Corp.	116,599	4,471,572

Specialty Chemicals–3.77%
Albemarle Corp.	56,360	3,900,112

LyondellBasell Industries N.V.–Class A (Netherlands)	65,030	2,504,956

Nalco Holding Co.	118,445	3,293,955

		9,699,023

Specialty Stores–3.11%
Dick’s Sporting Goods, Inc.(b)	97,791	3,760,064

Ulta Salon, Cosmetics & Fragrance, Inc.(b)	65,622	4,237,869

		7,997,933

Systems Software–1.74%
Check Point Software Technologies Ltd. (Israel)(b)	78,716	4,475,005

Trucking–2.80%
Hertz Global Holdings, Inc.(b)	231,340	3,673,679

J.B. Hunt Transport Services, Inc.	75,194	3,540,886

		7,214,565

Wireless Telecommunication Services–3.88%
NII Holdings Inc.(b)	144,525	6,124,969

SBA Communications Corp.–Class A(b)	100,893	3,853,104

		9,978,073

Total Common Stocks & Other Equity Interests (Cost $212,905,551)		251,331,785

Money Market Funds–0.92%
Liquid Assets Portfolio–Institutional Class(d)	1,190,019	1,190,019

Premier Portfolio–Institutional Class(d)	1,190,019	1,190,019

Total Money Market Funds (Cost $2,380,038)		2,380,038

TOTAL INVESTMENTS–98.59% (Cost $215,285,589)		253,711,823

OTHER ASSETS LESS LIABILITIES–1.41%		3,623,716

NET ASSETS–100.00%		$257,335,539

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2011 represented 0.83% of the Fund’s Net Assets.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Capital Development Fund

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2011

Information Technology	20.9%

Consumer Discretionary	20.3

Industrials	16.8

Health Care	14.1

Energy	8.5

Materials	7.1

Financials	6.1

Telecommunication Services	3.9

Money Market Funds Plus Other Assets Less Liabilities	2.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Capital Development Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $212,905,551)	$251,331,785

Investments in affiliated money market funds, at value and cost	2,380,038

Total investments, at value (Cost $215,285,589)	253,711,823

Foreign currencies, at value (Cost $99)	128

Receivable for:
Investments sold	6,385,796

Investments sold to affiliates	224,224

Fund shares sold	695,785

Dividends	91,100

Investment for trustee deferred compensation and retirement plans	52,598

Total assets	261,161,454

Liabilities:
Payable for:
Investments purchased	3,088,199

Fund shares reacquired	212,797

Accrued fees to affiliates	342,344

Accrued other operating expenses	96,242

Trustee deferred compensation and retirement plans	86,333

Total liabilities	3,825,915

Net assets applicable to shares outstanding	$257,335,539

Net assets consist of:
Shares of beneficial interest	$239,367,733

Undistributed net investment income (loss)	(569,158)

Undistributed net realized gain (loss)	(19,889,366)

Unrealized appreciation	38,426,330

$257,335,539

Net Assets:
Series I	$151,924,705

Series II	$105,410,834

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	10,450,792

Series II	7,475,559

Series I:
Net asset value per share	$14.54

Series II:
Net asset value per share	$14.10

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,374)	$812,620

Dividends from affiliated money market funds (includes securities lending income of $8,146)	12,547

Total investment income	825,167

Expenses:
Advisory fees	838,627

Administrative services fees	306,290

Custodian fees	9,608

Distribution fees — Series II	129,613

Transfer agent fees	9,842

Trustees’ and officers’ fees and benefits	11,333

Other	46,349

Total expenses	1,351,662

Less: Fees waived	(9,198)

Net expenses	1,342,464

Net investment income (loss)	(517,297)

Realized and unrealized gain from:
Net realized gain from investment securities (includes net gains from securities sold to affiliates of $1,339,367)	33,544,144

Change in net unrealized appreciation (depreciation) of:
Investment securities	(20,285,589)

Foreign currencies	(11)

(20,285,600)

Net realized and unrealized gain	13,258,544

Net increase in net assets resulting from operations	$12,741,247

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Capital Development Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	June 30,	December 31,
	2011	2010

Operations:
Net investment income (loss)	$(517,297)	$(470,655)

Net realized gain	33,544,144	23,142,942

Change in net unrealized appreciation (depreciation)	(20,285,600)	5,835,983

Net increase in net assets resulting from operations	12,741,247	28,508,270

Share transactions–net:
Series I	64,486,878	(12,617,550)

Series II	4,360,360	(16,250,389)

Net increase (decrease) in net assets resulting from share transactions	68,847,238	(28,867,939)

Net increase (decrease) in net assets	81,588,485	(359,669)

Net assets:
Beginning of period	175,747,054	176,106,723

End of period (includes undistributed net investment income (loss) of $(569,158) and $(51,861), respectively)	$257,335,539	$175,747,054

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Capital Development Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-eight separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity

Invesco V.I. Capital Development Fund

are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to

Invesco V.I. Capital Development Fund

taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement effective May 2, 2011, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.745%

Next $100 million	0.73%

Over $350 million	0.625%

  Prior to May 2, 2011, the Fund paid an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $350 million	0.75%

Over $350 million	0.625%

Invesco V.I. Capital Development Fund

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  The Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested (excluding investments of cash collateral from securities lending) cash in such affiliated money market funds.
  For the six months ended June 30, 2011, the Adviser waived advisory fees of $9,198.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2011, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2011, Invesco was paid $30,753 for accounting and fund administrative services and reimbursed $275,537 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2011, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Capital Development Fund

  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$251,576,564	$2,135,259	$—	$253,711,823

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2011, the Fund engaged in securities purchases of $5,854,700 and securities sales of $7,156,437, which resulted in net realized gains of $1,339,367.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $760 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2016	$26,776,236

December 31, 2017	26,458,756

Total capital loss carryforward	$53,234,992

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Invesco V.I. Capital Development Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $213,153,615 and $187,029,327, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$42,295,119

Aggregate unrealized (depreciation) of investment securities	(4,067,403)

Net unrealized appreciation of investment securities	$38,227,716

Cost of investments for tax purposes is $215,484,107.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Series I	3,792,020	$54,181,166	985,705	$11,570,756

Series II	1,505,669	20,730,262	838,860	9,669,323

Issued in connection with acquisitions:(b)
Series I	4,084,698	61,763,293	—	—

Series II	675	9,893	—	—

Reacquired:
Series I	(3,590,149)	(51,457,581)	(2,070,684)	(24,188,306)

Series II	(1,180,911)	(16,379,795)	(2,263,580)	(25,919,712)

Net increase (decrease) in share activity	4,612,002	$68,847,238	(2,509,699)	$(28,867,939)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on May 2, 2011, the Fund acquired all the net assets of Invesco V.I. Dynamics Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of Invesco V.I. Dynamics Fund on April 1, 2011. The acquisition was accomplished by a tax-free exchange of 4,085,373 shares of the Fund for 3,130,800 shares outstanding of Invesco V.I. Dynamics Fund as of the close of business on April 29, 2011. Each class of Invesco V.I. Dynamics Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of Invesco V.I. Dynamics Fund to the net asset value of the Fund on the close of business, April 29, 2011. Invesco V.I. Dynamics Fund’s net assets at that date of $61,773,186 including $13,383,842 of unrealized appreciation, was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $228,323,159. The net assets of the Fund immediately following the acquisition were $290,096,345.

Invesco V.I. Capital Development Fund

Note 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of		Ratio of
				Net gains						expenses		expenses
				(losses) on						to average		to average net		Ratio of net
	Net asset	Net		securities		Distributions				net assets		assets without		investment
	value,	investment		(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and	investment	realized	value, end	Total	end of period	and/or expenses		and/or expenses		average		Portfolio
	of period	(loss)		unrealized)	operations	gains	of period	return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Series I
Six months ended 06/30/11	$13.41	$(0.02	)(c)	$1.15	$1.13	$—	$14.54	8.43%	$151,925	1.08	%(d)	1.09	%(d)	(0.35	)%(d)	90%
Year ended 12/31/10	11.29	(0.02	)(c)	2.14	2.12	—	13.41	18.78	82,665	1.08		1.09		(0.14)		79
Year ended 12/31/09	7.93	(0.04	)(c)	3.40	3.36	—	11.29	42.37	81,866	1.10		1.11		(0.41)		102
Year ended 12/31/08	18.85	(0.05	)(c)	(8.88)	(8.93)	(1.99)	7.93	(47.03)	61,986	1.10		1.11		(0.38)		99
Year ended 12/31/07	18.43	(0.10	)(c)	2.14	2.04	(1.62)	18.85	10.84	149,776	1.05		1.06		(0.47)		109
Year ended 12/31/06	16.09	(0.07)		2.73	2.66	(0.32)	18.43	16.52	148,668	1.08		1.09		(0.48)		119

Series II
Six months ended 06/30/11	13.02	(0.04	)(c)	1.12	1.08	—	14.10	8.30	105,411	1.33	(d)	1.34	(d)	(0.60	)(d)	90
Year ended 12/31/10	10.99	(0.04	)(c)	2.07	2.03	—	13.02	18.47	93,082	1.33		1.34		(0.39)		79
Year ended 12/31/09	7.74	(0.06	)(c)	3.31	3.25	—	10.99	41.99	94,241	1.35		1.36		(0.66)		102
Year ended 12/31/08	18.53	(0.09	)(c)	(8.71)	(8.80)	(1.99)	7.74	(47.13)	80,473	1.35		1.36		(0.63)		99
Year ended 12/31/07	18.19	(0.15	)(c)	2.11	1.96	(1.62)	18.53	10.55	190,815	1.30		1.31		(0.72)		109
Year ended 12/31/06	15.92	(0.10)		2.69	2.59	(0.32)	18.19	16.26	128,990	1.33		1.34		(0.73)		119

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending June 30, 2011, the portfolio turnover calculation excludes the value of securities purchased of $47,957,386 and sold of $21,768,039 in effect to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Dynamics Fund into the Fund.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $121,611 and $104,549 for Series I and Series II shares, respectively.

Invesco V.I. Capital Development Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
Series I	$1,000.00	$1,084.30	$5.58	$1,019.44	$5.41	1.08%

Series II	1,000.00	$1,083.00	$6.87	$1,018.20	$6.66	1.33

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Capital Development Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Capital Development Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s considerations of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – Mid-Cap Growth Funds Index. The Board noted that performance of Series I shares of the Fund was in the fifth quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing

Invesco V.I. Capital Development Fund

funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. In response to an inquiry from the Board, Invesco Advisers indicated that much of the underperformance was concentrated in the second half of 2007 and in 2010, in each case as a result of stock selection. The Board was advised that a new lead manager for the Fund was hired in March 2011. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective fee rate was at or above the effective fee rate of the other mutual funds.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies similar to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, the expense waiver is not having any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Capital Development Fund

Invesco V.I. Core Equity Fund
Semiannual Report to Shareholders ■ June 30, 2011

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VICEQ-SAR-1

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	7.44%

Series II Shares	7.35

S&P 500 Index▼ (Broad Market Index)	6.01

Russell 1000 Index▼ (Style-Specific Index)	6.37

Lipper VUF Large-Cap Core Funds Index▼ (Peer Group Index)	4.70

▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/servicemark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper VUF Large-Cap Core Funds Index is an unmanaged index considered representative of large-cap core variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Series II shares incepted on October 24, 2001. Performance shown prior to that date is that of Series I shares, restated to reflect the higher 12b-1 fees applicable to Series II. Series I performance reflects any applicable fee waivers or expense reimbursements. The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.89% and 1.14%, respectively. The expense ratios presented
Invesco V.I. Core Equity Fund
above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Core Equity Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Average Annual Total Returns
As of 6/30/11

Series I Shares

Inception (5/2/94)	7.85%

10 Years	3.71

5 Years	5.05

1 Year	26.81

Series II Shares

10 Years	3.46%

5 Years	4.79

1 Year	26.53

Schedule of Investments

June 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–88.63%(a)
Aerospace & Defense–2.87%
ITT Corp.	323,651	$19,072,754

Lockheed Martin Corp.	76,316	6,179,307

Northrop Grumman Corp.	108,144	7,499,786

Rockwell Collins, Inc.	101,222	6,244,385

		38,996,232

Air Freight & Logistics–0.61%
United Parcel Service, Inc.–Class B	113,293	8,262,459

Apparel Retail–0.45%
Prada S.p.A. (Italy)(b)	1,007,300	6,077,430

Application Software–0.65%
Adobe Systems Inc.(b)	280,101	8,809,176

Asset Management & Custody Banks–3.06%
Legg Mason, Inc.	759,980	24,896,945

Northern Trust Corp.	362,789	16,673,782

		41,570,727

Automobile Manufacturers–0.56%
General Motors Co.(b)	249,385	7,571,329

Biotechnology–1.42%
Gilead Sciences, Inc.(b)	464,808	19,247,699

Communications Equipment–4.46%
Cisco Systems, Inc.	1,352,443	21,111,635

Motorola Mobility Holdings Inc.(b)	360,852	7,953,178

Qualcomm, Inc.	553,029	31,406,517

		60,471,330

Computer & Electronics Retail–0.81%
Best Buy Co., Inc.	349,750	10,985,648

Construction Materials–0.82%
CRH PLC (Ireland)	499,857	11,072,163

Consumer Finance–2.90%
American Express Co.	760,143	39,299,393

Data Processing & Outsourced Services–0.47%
Automatic Data Processing, Inc.	121,628	6,407,363

Department Stores–1.88%
Macy’s, Inc.	874,591	25,573,041

Diversified Banks–0.66%
U.S. Bancorp	349,421	8,913,730

Drug Retail–3.08%
CVS Caremark Corp.	1,111,803	41,781,557

Electric Utilities–1.77%
Edison International	207,747	8,050,196

Exelon Corp.	373,174	15,986,774

		24,036,970

Electrical Components & Equipment–0.48%
Emerson Electric Co.	116,790	6,569,438

Electronic Manufacturing Services–1.43%
TE Connectivity Ltd. (Switzerland)	527,911	19,406,008

Environmental & Facilities Services–1.25%
Waste Management, Inc.	455,011	16,958,260

Food Retail–3.19%
Kroger Co. (The)	1,742,635	43,217,348

Gold–0.54%
Agnico-Eagle Mines Ltd. (Canada)	60,991	3,850,362

Newcrest Mining Ltd. (Australia)	87,059	3,533,607

		7,383,969

Health Care Equipment–4.68%
Baxter International Inc.	224,286	13,387,631

Boston Scientific Corp.(b)	3,576,722	24,715,149

Covidien PLC (Ireland)	361,716	19,254,143

Medtronic, Inc.	161,023	6,204,216

		63,561,139

Heavy Electrical Equipment–0.91%
ABB Ltd.–ADR (Switzerland)(b)	306,024	7,941,323

Alstom S.A. (France)	70,463	4,346,123

		12,287,446

Home Improvement Retail–1.75%
Lowe’s Cos., Inc.	1,019,442	23,763,193

Hypermarkets & Super Centers–0.74%
Wal-Mart Stores, Inc.	188,953	10,040,962

Industrial Conglomerates–3.19%
General Electric Co.	622,343	11,737,389

Koninklijke Philips Electronics N.V. (Netherlands)	582,470	14,963,728

Tyco International Ltd.	336,136	16,615,202

		43,316,319

Industrial Gases–1.46%
Air Products & Chemicals, Inc.	206,853	19,771,010

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

	Shares	Value

Industrial Machinery–0.84%
Illinois Tool Works Inc.	201,549	$11,385,503

Insurance Brokers–1.13%
Marsh & McLennan Cos., Inc.	493,879	15,404,086

Integrated Oil & Gas–1.14%
ConocoPhillips	107,078	8,051,195

Petroleo Brasileiro S.A.–ADR (Brazil)	218,382	7,394,414

		15,445,609

Investment Banking & Brokerage–0.44%
Charles Schwab Corp. (The)	361,353	5,944,257

Life Sciences Tools & Services–2.96%
Agilent Technologies, Inc.(b)	376,091	19,222,011

Thermo Fisher Scientific, Inc.(b)	324,662	20,904,986

		40,126,997

Managed Health Care–1.64%
WellPoint, Inc.	282,106	22,221,490

Oil & Gas Equipment & Services–6.45%
Baker Hughes Inc.	468,978	34,029,044

Cameron International Corp.(b)	130,784	6,577,127

Schlumberger Ltd.	180,686	15,611,270

Tenaris S.A.–ADR (Argentina)	193,087	8,829,869

Weatherford International Ltd.(b)	1,194,683	22,400,306

		87,447,616

Oil & Gas Exploration & Production–3.99%
Apache Corp.	245,575	30,301,499

Devon Energy Corp.	131,607	10,371,948

Southwestern Energy Co.(b)	315,444	13,526,239

		54,199,686

Oil & Gas Refining & Marketing–1.11%
Valero Energy Corp.	589,545	15,074,666

Pharmaceuticals–5.96%
Merck & Co., Inc.	127,184	4,488,323

Pfizer Inc.	936,470	19,291,282

Roche Holding AG (Switzerland)	183,484	30,711,633

Teva Pharmaceutical Industries Ltd.–ADR (Israel)	545,900	26,323,298

		80,814,536

Property & Casualty Insurance–5.21%
Berkshire Hathaway, Inc.–Class A(b)	254	29,490,670

Progressive Corp. (The)	1,924,873	41,153,785

		70,644,455

Railroads–1.45%
Union Pacific Corp.	188,977	19,729,199

Semiconductors–1.57%
Intel Corp.	268,283	5,945,151

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	6,047,823	15,307,232

		21,252,383

Specialty Stores–0.72%
Staples, Inc.	616,594	9,742,185

Systems Software–5.97%
CA, Inc.	330,324	7,544,600

Microsoft Corp.	1,283,715	33,376,590

Symantec Corp.(b)	2,033,847	40,107,463

		81,028,653

Wireless Telecommunication Services–1.96%
Vodafone Group PLC (United Kingdom)	9,983,449	26,534,797

Total Common Stocks & Other Equity Interests (Cost $997,733,236)		1,202,347,457

Money Market Funds–10.47%
Liquid Assets Portfolio–Institutional Class(c)	71,010,917	71,010,917

Premier Portfolio–Institutional Class(c)	71,010,918	71,010,918

Total Money Market Funds (Cost $142,021,835)		142,021,835

TOTAL INVESTMENTS–99.10% (Cost $1,139,755,071)		1,344,369,292

OTHER ASSETS LESS LIABILITIES–0.90%		12,205,199

NET ASSETS–100.00%		$1,356,574,491

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2011

Health Care	16.7%

Information Technology	14.5

Financials	13.4

Energy	12.7

Industrials	11.6

Consumer Staples	7.0

Consumer Discretionary	6.2

Materials	2.8

Telecommunication Services	1.9

Utilities	1.8

Money Market Funds Plus Other Assets Less Liabilities	11.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $997,733,236)	$1,202,347,457

Investments in affiliated money market funds, at value and cost	142,021,835

Total investments, at value (Cost $1,139,755,071)	1,344,369,292

Receivable for:
Investments sold	22,710,581

Fund shares sold	142,190

Dividends	3,606,445

Foreign currency contracts outstanding	17,063

Investment for trustee deferred compensation and retirement plans	152,256

Other assets	191

Total assets	1,370,998,018

Liabilities:
Payable for:
Investments purchased	9,370,302

Fund shares reacquired	2,819,703

Amount due custodian — foreign (Cost $48,990)	126,446

Accrued fees to affiliates	1,656,455

Accrued other operating expenses	14,909

Trustee deferred compensation and retirement plans	435,712

Total liabilities	14,423,527

Net assets applicable to shares outstanding	$1,356,574,491

Net assets consist of:
Shares of beneficial interest	$1,299,855,603

Undistributed net investment income	18,303,842

Undistributed net realized gain (loss)	(166,232,722)

Unrealized appreciation	204,647,768

$1,356,574,491

Net Assets:
Series I	$1,318,423,416

Series II	$38,151,075

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	45,397,238

Series II	1,325,319

Series I:
Net asset value per share	$29.04

Series II:
Net asset value per share	$28.79

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $406,164)	$12,789,488

Dividends from affiliated money market funds (includes securities lending income of $3,394)	84,998

Interest	190,736

Total investment income	13,065,222

Expenses:
Advisory fees	4,193,446

Administrative services fees	1,800,162

Custodian fees	7,937

Distribution fees — Series II	43,481

Transfer agent fees	6,113

Trustees’ and officers’ fees and benefits	30,313

Other	8,975

Total expenses	6,090,427

Less: fees waived	(110,290)

Net expenses	5,980,137

Net investment income	7,085,085

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $37,338)	52,319,208

Foreign currencies	(3,617)

Foreign currency contracts	(876,150)

Option contracts written	51,915

51,491,356

Change in net unrealized appreciation (depreciation) of:
Investment securities	41,424,349

Foreign currencies	(24,993)

Foreign currency contracts	50,646

41,450,002

Net realized and unrealized gain	92,941,358

Net increase in net assets resulting from operations	$100,026,443

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	June 30,	December 31,
	2011	2010

Operations:
Net investment income	$7,085,085	$12,009,590

Net realized gain	51,491,356	45,174,795

Change in net unrealized appreciation	41,450,002	65,458,831

Net increase in net assets resulting from operations	100,026,443	122,643,216

Distributions to shareholders from net investment income:
Series I	—	(12,902,647)

Series II	—	(280,002)

Total distributions from net investment income	—	(13,182,649)

Share transactions–net:
Series I	(124,738,973)	(217,887,519)

Series II	604,237	(1,987,933)

Net increase (decrease) in net assets resulting from share transactions	(124,134,736)	(219,875,452)

Net increase (decrease) in net assets	(24,108,293)	(110,414,885)

Net assets:
Beginning of period	1,380,682,784	1,491,097,669

End of period (includes undistributed net investment income of $18,303,842 and $11,218,757, respectively)	$1,356,574,491	$1,380,682,784

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Core Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-eight separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco V.I. Core Equity Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Invesco V.I. Core Equity Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Call Options Written and Purchased — The Fund may write and/or buy call options. A call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized

Invesco V.I. Core Equity Fund

gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
M.	Put Options Purchased — The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.65%

Over $250 million	0.60%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2011, the Adviser waived advisory fees of $110,290.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2011, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2011, Invesco was paid $163,332 for accounting and fund administrative services and reimbursed $1,636,830 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2011, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

Invesco V.I. Core Equity Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,298,993,656	$45,375,636	$—	$1,344,369,292

Foreign Currency Contracts*	—	17,063	—	17,063

Total Investments	$1,298,993,656	$45,392,699	$—	$1,344,386,355

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Currency risk
Foreign currency contracts(a)	$17,231	$(168)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the foreign currency contracts outstanding.

Effect of Derivative Instruments for the six months ended June 30, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Statement of Operations
	Foreign Currency
	Contracts*	Options*

Realized Gain (Loss)
Currency risk	$(876,150)	$—

Equity risk	—	51,915

Change in Unrealized Appreciation (Depreciation)
Currency risk	$50,646	$—

Equity risk	—	—

Total	$(825,504)	$51,915

*	The average value of foreign currency contracts and options outstanding during the period was $14,667,108 and $12,279, respectively.

Invesco V.I. Core Equity Fund

Open Foreign Currency Contracts
Settlement		Contract to					Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation

7/1/2011	UBSX NA	USD	531,308	EUR	370,146	$536,934	$5,626

7/1/2011	State Street CA	USD	1,992,392	EUR	1,381,495	2,003,997	11,605

							$17,231

							Unrealized
Settlement		Contract to					Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

7/5/2011	Citi Bank Capital	USD	243,241	EUR	167,568	$243,074	$(168)

Total open foreign currency contracts							$17,063

Currency Abbreviations:
EUR	– Euro
USD	– U.S. Dollar

Transactions During the Period
Call Option Contracts
	Number of	Premiums
	Contracts	Received

Beginning of period	—	$—

Written	1,889	51,915

Closed	—	—

Expired	(1,889)	(51,915)

End of period	—	$—

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2011, the Fund engaged in securities purchases of $0 and securities sales of $2,272,993, which resulted in net realized gains of $37,338.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $1,623 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Invesco V.I. Core Equity Fund

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $210,287,573 of capital loss carryforward in the fiscal year ending December 31, 2011.
  The Fund had a capital loss carryforward as of December 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2011	$21,217,854

December 31, 2017	189,069,719

Total capital loss carryforward	$210,287,573

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 1, 2006, the date of the reorganization of AIM V.I. Core Stock Fund and AIM V.I. Premier Equity Fund, into the Fund, are realized on securities held in each Fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization..

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $184,393,197 and $350,251,391, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$238,421,566

Aggregate unrealized (depreciation) of investment securities	(41,294,496)

Net unrealized appreciation of investment securities	$197,127,070

Cost of investments for tax purposes is $1,147,242,222.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended
	June 30, 2011(a)		Year ended December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Series I	397,101	$11,310,665	1,698,343	$42,098,514

Series II	255,210	7,221,167	351,173	8,756,793

Issued as reinvestment of dividends:
Series I	-0-	-0-	519,430	12,902,647

Series II	-0-	-0-	11,350	280,003

Reacquired:
Series I	(4,784,149)	(136,049,638)	(10,899,313)	(272,888,680)

Series II	(235,582)	(6,616,930)	(441,967)	(11,024,729)

Net increase (decrease) in share activity	(4,367,420)	$(124,134,736)	(8,760,984)	$(219,875,452)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Core Equity Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends						net assets		assets without		investment
	value,	Net	(both	Total from	from net		Net asset			Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	Total	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	Distributions	of period	return(b)		(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/11	$27.03	$0.15	$1.86 (e)	$2.01	$—	$—	$29.04	7.44	%(e)	$1,318,423	0.86	%(d)	0.88	%(d)	1.04	%(d)	15%
Year ended 12/31/10	24.92	0.22	2.14	2.36	(0.25)	(0.25)	27.03	9.56		1,345,658	0.87		0.89		0.87		47
Year ended 12/31/09	19.75	0.19	5.39	5.58	(0.41)	(0.41)	24.92	28.30		1,456,822	0.88		0.90		0.96		21
Year ended 12/31/08	29.11	0.33	(9.11)	(8.78)	(0.58)	(0.58)	19.75	(30.14)		1,330,161	0.89		0.90		1.26		36
Year ended 12/31/07	27.22	0.42	1.80	2.22	(0.33)	(0.33)	29.11	8.12		2,298,007	0.87		0.88		1.44		45
Year ended 12/31/06	23.45	0.34	3.58	3.92	(0.15)	(0.15)	27.22	16.70		2,699,252	0.89		0.89		1.35		45

Series II
Six months ended 06/30/11	26.82	0.11	1.86 (e)	1.97	—	—	28.79	7.35	(e)	38,151	1.11	(d)	1.13	(d)	0.79	(d)	15
Year ended 12/31/10	24.75	0.15	2.12	2.27	(0.20)	(0.20)	26.82	9.25		35,025	1.12		1.14		0.62		47
Year ended 12/31/09	19.62	0.14	5.34	5.48	(0.35)	(0.35)	24.75	27.98		34,275	1.13		1.15		0.71		21
Year ended 12/31/08	28.88	0.26	(9.02)	(8.76)	(0.50)	(0.50)	19.62	(30.32)		23,885	1.14		1.15		1.01		36
Year ended 12/31/07	27.02	0.34	1.80	2.14	(0.28)	(0.28)	28.88	7.88		34,772	1.12		1.13		1.19		45
Year ended 12/31/06	23.33	0.28	3.55	3.83	(0.14)	(0.14)	27.02	16.42		39,729	1.14		1.14		1.10		45

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $1,353,493 and $35,073 for Series I and Series II shares, respectively.
(e)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received, net gains on securities (both realized and unrealized) per share for the six months ended June 30, 2011 would have been $0.07 lower for Series I and Series II and total returns would have been lower.

Invesco V.I. Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
Series I	$1,000.00	$1,074.40	$4.42	$1,020.53	$4.31	0.86%

Series II	1,000.00	1,073.50	5.71	1,019.29	5.56	1.11

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Core Equity Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – Large-Cap Core Funds Index. The Board noted that performance of Series I shares of the Fund was in the fifth quintile of the performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the

Invesco V.I. Core Equity Fund

performance of the Index for the one year period and above the performance of the Index for the three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same the as the effective fee rate of the other mutual fund managed by Invesco Advisers with comparable investment strategies.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.
  The Board also noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Core Equity Fund

Invesco V.I. Diversified Income Fund
Semiannual Report to Shareholders ■ June 30, 2011

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VIDIN-SAR-1

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	3.44%

Series II Shares	3.30

Barclays Capital U.S. Aggregate Index▼ (Broad Market Index)	2.72

Barclays Capital U.S. Credit Index▼ (Style-Specific Index)	3.41

Lipper VUF Corporate Debt BBB-Rated Funds Index▼ (Peer Group Index)	3.35

▼Lipper Inc.
The Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
     The Barclays Capital U.S. Credit Index is an unmanaged index considered representative of publicly issued, SEC-registered U.S. corporate and specified foreign debentures and secured notes.
     The Lipper VUF Corporate Debt BBB-Rated Funds Index is an unmanaged index considered representative of corporate debt BBB-rated variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/11

Series I Shares

Inception (5/5/93)	4.15%

10 Years	3.41

5 Years	2.67

1 Year	7.96

Series II Shares

10 Years	3.15%

5 Years	2.41

1 Year	7.62
for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
     Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2012. See current prospectus for more information.

Series II shares incepted on March 14, 2002. Performance shown prior to that date is that of Series I shares, restated to reflect the higher 12b-1 fees applicable to Series II. Series I performance reflects any applicable fee waivers or expense reimbursements. The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.75% and 1.00%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.36% and 1.61%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Diversified Income Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above,

Invesco V.I. Diversified Income Fund

Schedule of Investments(a)

June 30, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes–80.56%
Aerospace & Defense–0.43%
Alliant Techsystems Inc., Sr. Unsec. Gtd. Sub. Notes, 6.88%, 09/15/20	$5,000	$5,213

BE Aerospace, Inc., Sr. Unsec. Notes, 8.50%, 07/01/18	25,000	27,219

Bombardier Inc. (Canada), Sr. Notes, 7.50%, 03/15/18(b)	10,000	11,237

7.75%, 03/15/20(b)	15,000	16,950

Hexcel Corp., Sr. Unsec. Sub. Global Notes, 6.75%, 02/01/15	2,000	2,050

Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Notes, 6.88%, 03/15/18(b)	5,000	5,138

7.13%, 03/15/21(b)	10,000	10,287

Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	10,000	10,225

Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	10,000	10,600

		98,919

Agricultural Products–0.14%
Corn Products International, Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	30,000	32,675

Airlines–2.64%
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16(b)	5,000	4,913

American Airlines Pass Through Trust,
Series 2009-1A, Sec. Pass Through Ctfs., 10.38%, 07/02/19	44,079	51,076

Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18(b)	85,000	80,325

Continental Airlines Inc.,
Series 2007-1, Class C, Sec. Sub. Global Pass Through Ctfs., 7.34%, 04/19/14	5,928	5,943

Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	197,268	226,365

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	13,416	14,087

Delta Airlines, Inc.,
Sec. Notes, 12.25%, 03/15/15(b)	5,000	5,587

Sr. Sec. Notes, 9.50%, 09/15/14(b)	9,000	9,630

Series 2002-1, Class C, Sec. Pass Through Ctfs., 7.78%, 01/02/12	460	457

Series 2009-1, Class A, Sr. Sec. Pass Through Ctfs., 7.75%, 12/17/19	42,067	46,011

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	5,000	4,850

Series 2010-2, Class A, Sec. Pass Through Ctfs., 4.95%, 05/23/19	59,141	59,215

Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15	5,000	4,750

Series 2011-1, Class A, Sec. Pass Through Ctfs., 5.30%, 04/15/19	15,000	15,056

UAL Corp.,
Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	45,456	51,820

Series 2009-2A, Sec. Gtd. Global Pass Through Ctfs., 9.75%, 01/15/17	27,686	31,700

		611,785

Alternative Carriers–0.16%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	10,000	10,325

Level 3 Communications Inc., Sr. Unsec. Notes, 11.88%, 02/01/19(b)	10,000	10,950

Level 3 Financing Inc.,
Sr. Unsec. Gtd. Global Notes, 9.25%, 11/01/14	6,000	6,180

Sr. Unsec. Gtd. Notes, 9.38%, 04/01/19(b)	10,000	10,475

		37,930

Aluminum–0.11%
Century Aluminum Co., Sr. Sec. Gtd. Sub. Notes, 8.00%, 05/15/14	25,000	25,828

Apparel Retail–0.43%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	7,000	7,613

Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	35,000	33,906

Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	50,000	57,125

		98,644

Apparel, Accessories & Luxury Goods–0.15%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	10,000	9,725

Jones Group Inc. (The), Sr. Unsec. Notes, 6.88%, 03/15/19	15,000	14,531

Phillips-Van Heusen Corp., Sr. Unsec. Notes, 7.38%, 05/15/20	10,000	10,725

		34,981

Asset Management & Custody Banks–0.03%
First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	7,000	7,088

Auto Parts & Equipment–0.11%
Dana Holding Corp., Sr. Unsec. Notes, 6.50%, 02/15/19	5,000	4,988

6.75%, 02/15/21	5,000	4,975

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Auto Parts & Equipment–(continued)

Tenneco Inc., Sr. Gtd. Global Notes, 6.88%, 12/15/20	$15,000	$15,300

		25,263

Automotive Retail–1.64%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	100,000	106,420

AutoZone Inc., Sr. Unsec. Notes, 5.75%, 01/15/15	210,000	234,057

O’Reilly Automotive, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 01/14/21	40,000	40,261

		380,738

Biotechnology–0.02%
STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	5,000	5,100

Brewers–0.97%
Anheuser-Busch InBev Worldwide Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 01/15/15	90,000	96,719

2.88%, 02/15/16	125,000	127,772

		224,491

Broadcasting–1.77%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	20,000	20,400

COX Communications Inc., Sr. Unsec. Bonds, 8.38%, 03/01/39(b)	75,000	98,400

Sr. Unsec. Global Notes, 5.45%, 12/15/14	95,000	106,014

Sr. Unsec. Notes, 9.38%, 01/15/19(b)	140,000	185,633

		410,447

Building Products–0.44%
Associated Materials LLC, Sr. Sec. Gtd. Notes, 9.13%, 11/01/17(b)	15,000	15,000

Building Materials Corp. of America, Sr. Sec. Gtd. Notes, 7.50%, 03/15/20(b)	25,000	26,281

Gibraltar Industries Inc.–Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	15,000	15,206

Ply Gem Industries Inc., Sr. Sec. Gtd. Notes, 8.25%, 02/15/18(b)	15,000	14,513

Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Sec. Notes, 8.63%, 12/01/17(b)	15,000	15,112

USG Corp., Sr. Unsec. Gtd. Notes, 9.75%, 08/01/14(b)	15,000	15,825

		101,937

Cable & Satellite–1.80%
Cablevision Systems Corp., Sr. Unsec. Global Notes, 8.63%, 09/15/17	25,000	27,156

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	350,000	380,844

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.50%, 04/01/21(b)	10,000	9,975

		417,975

Casinos & Gaming–0.67%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Notes, 7.50%, 04/15/21(b)	7,000	7,245

Caesars Entertainment Operating Co. Inc., Sec. Global Notes, 12.75%, 04/15/18	10,000	10,025

Sec. Gtd. Global Notes, 10.00%, 12/15/18	5,000	4,538

CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. PIK Notes, 10.75%, 01/15/17(b)	5,000	5,431

Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Sub. Notes, 7.25%, 02/15/15(b)	25,000	25,500

MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	25,000	23,750

Sr. Unsec. Gtd. Notes, 10.00%, 11/01/16(b)	5,000	5,337

Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 08/01/17	30,000	32,250

Snoqualmie Entertainment Authority, Sr. Sec. Notes, 9.13%, 02/01/15(b)	15,000	14,925

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Sec. Gtd. First Mortgage Global Notes, 7.88%, 11/01/17	25,000	27,430

		156,431

Coal & Consumable Fuels–0.14%
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/01/17	15,000	16,387

8.25%, 04/01/20	15,000	16,350

		32,737

Communications Equipment–0.02%
Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	5,000	4,750

Computer & Electronics Retail–0.04%
Rent-A-Center Inc., Sr. Unsec. Gtd Global Notes, 6.63%, 11/15/20	10,000	10,000

Computer Storage & Peripherals–0.05%
Seagate HDD Cayman (Cayman Islands), Sr. Unsec. Gtd. Notes, 7.75%, 12/15/18(b)	10,000	10,475

Construction & Engineering–0.19%
Dycom Investments Inc., Sr. Sub. Notes, 7.13%, 01/15/21(b)	5,000	5,125

Great Lakes Dredge & Dock Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/19(b)	5,000	4,963

MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	10,000	10,250

Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	25,000	24,062

		44,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Construction & Farm Machinery & Heavy Trucks–0.30%
CNH America LLC, Sr. Unsec. Gtd. Notes, 7.25%, 01/15/16	$25,000	$27,000

Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	5,000	5,375

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	10,000	10,900

Titan International Inc., Sr. Sec. Gtd. Notes, 7.88%, 10/01/17(b)	25,000	26,312

		69,587

Construction Materials–0.43%
CRH America Inc., Sr. Unsec. Gtd. Notes, 4.13%, 01/15/16	80,000	81,498

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	20,000	19,400

		100,898

Consumer Finance–0.95%
Ally Financial, Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/01/31	50,000	54,375

Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 8.00%, 12/15/16	20,000	22,650

National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	25,000	27,562

SLM Corp.,
Sr. Medium-Term Global Notes, 6.25%, 01/25/16	75,000	78,535

Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	35,000	36,437

		219,559

Department Stores–0.10%
Sears Holdings Corp., Sec. Gtd. Notes, 6.63%, 10/15/18(b)	25,000	23,063

Distillers & Vintners–0.05%
Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	10,000	10,900

Diversified Banks–6.41%
Abbey National Treasury Services PLC (United Kingdom), Sr. Gtd. Global Notes, 2.88%, 04/25/14	25,000	25,086

ABN Amro Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 01/31/14(b)	200,000	201,664

Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	70,000	71,906

Credit Suisse AG (Switzerland), Sub. Global Notes, 5.40%, 01/14/20	115,000	116,153

HSBC Bank PLC (United Kingdom), Sr. Notes, 4.13%, 08/12/20(b)	235,000	228,360

ING Bank N.V. (Netherlands), Unsec. Sub. Notes, 5.13%, 05/01/15(b)	100,000	105,427

Lloyds TSB Bank PLC (United Kingdom),
Sr. Unsec. Gtd. Global Notes, 4.88%, 01/21/16	85,000	86,921

Sr. Unsec. Gtd. Medium-Term Notes, 4.38%, 01/12/15(b)	145,000	147,950

Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	130,000	134,995

Series 2, Sr. Unsec. Gtd. Global Notes, 3.40%, 08/23/13	75,000	76,810

Societe Generale (France), Sr. Unsec. Notes, 2.50%, 01/15/14(b)	130,000	130,184

Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 5.50%, 11/18/14(b)	55,000	60,570

VTB Bank OJSC Via VTB Capital S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.55%, 10/13/20(b)	100,000	101,625

		1,487,651

Diversified Capital Markets–0.47%
UBS AG (Switzerland), Sr. Unsec. Medium-Term Global Notes, 5.75%, 04/25/18	100,000	108,759

Diversified Chemicals–0.32%
Dow Chemical Co. (The), Sr. Unsec. Global Notes, 4.25%, 11/15/20	75,000	73,813

Diversified Metals & Mining–0.19%
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	35,000	38,259

Midwest Vanadium Pty Ltd. (Australia), Sr. Sec. Gtd. Notes, 11.50%, 02/15/18(b)	3,000	2,998

Mirabela Nickel Ltd. (Australia), Sr. Unsec. Gtd. Notes, 8.75%, 04/15/18(b)	2,000	1,979

		43,236

Diversified REIT’s–0.79%
Dexus Diversified /Dexus Office Trust (Australia), Sr. Unsec. Gtd. Notes, 5.60%, 03/15/21(b)	180,000	183,782

Diversified Support Services–0.72%
Cintas Corp. No. 2, Sr. Unsec. Gtd. Notes, 4.30%, 06/01/21	140,000	140,427

International Lease Finance Corp., Sr. Unsec. Global Notes, 8.63%, 09/15/15	10,000	10,894

8.75%, 03/15/17	15,000	16,453

		167,774

Drug Retail–0.78%
CVS Pass Through Trust, Sr. Sec. Gtd. Notes, 5.77%, 01/10/33(b)	173,333	180,025

Electric Utilities–2.66%
DCP Midstream LLC, Sr. Unsec. Notes, 9.70%, 12/01/13(b)	100,000	117,059

9.75%, 03/15/19(b)	55,000	71,979

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Electric Utilities–(continued)

Enel Finance International N.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	$100,000	$103,395

LSP Energy L.P./LSP Batesville Funding Corp.–Series D, Sr. Sec. Bonds, 8.16%, 07/15/25	25,000	18,250

Ohio Power Co.–Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	180,000	194,569

PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	45,000	50,843

Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	55,000	59,766

		615,861

Electrical Components & Equipment–0.14%
Belden Inc., Sr. Gtd. Sub. Global Notes, 9.25%, 06/15/19	25,000	28,000

Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	5,000	5,312

		33,312

Environmental & Facilities Services–0.66%
Clean Harbors Inc., Sr. Sec. Gtd. Notes, 7.63%, 08/15/16(b)	10,000	10,700

Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	65,000	70,767

4.60%, 03/01/21	70,000	71,581

		153,048

Forest Products–0.04%
Millar Western Forest Products Ltd. (Canada), Sr. Notes, 8.50%, 04/01/21(b)	10,000	9,063

Gas Utilities–0.13%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Notes, 6.50%, 05/01/21(b)	10,000	9,450

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	20,000	20,900

		30,350

Gold–1.11%
Barrick Gold Corp. (Canada), Sr. Unsec. Notes, 2.90%, 05/30/16(b)	65,000	65,338

Gold Fields Orogen Holding BVI Ltd. (Mali), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	200,000	191,001

		256,339

Health Care Equipment–0.05%
DJO Finance LLC/Corp.,
Sr. Unsec. Gtd. Notes, 7.75%, 04/15/18(b)	2,000	2,025

Sr. Unsec. Gtd. Sub. Notes, 9.75%, 10/15/17(b)	10,000	10,125

		12,150

Health Care Facilities–0.32%
HCA, Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 02/15/20	13,000	14,203

Healthsouth Corp., Sr. Unsec. Gtd. Notes,
7.25%, 10/01/18	15,000	15,712

7.75%, 09/15/22	15,000	15,787

Tenet Healthcare Corp., Sr. Unsec. Global Notes, 9.25%, 02/01/15	25,000	27,469

		73,171

Health Care Services–1.68%
Express Scripts Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 06/15/14	125,000	140,399

Highmark, Inc., Sr. Unsec. Notes,
4.75%, 05/15/21(b)	40,000	40,278

6.13%, 05/15/41(b)	35,000	34,724

Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	35,000	35,249

Orlando Lutheran Towers Inc., Putable Bonds,
7.75%, 07/01/11	15,000	15,000

8.00%, 07/01/17	125,000	125,103

		390,753

Health Care Technology–0.07%
MedAssets Inc., Sr. Unsec. Gtd. Notes, 8.00%, 11/15/18(b)	15,000	15,150

Home Furnishings–0.06%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	15,000	14,625

Home Improvement Retail–0.28%
Lowe’s Cos. Inc., Sr. Unsec. Notes, 3.75%, 04/15/21	65,000	63,998

Homebuilding–0.08%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 07/15/15	5,000	4,375

8.13%, 06/15/16	15,000	13,144

		17,519

Hotels, Resorts & Cruise Lines–1.63%
Hyatt Hotels Corp., Sr. Unsec. Notes, 5.75%, 08/15/15(b)	165,000	174,308

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.50%, 10/15/27	25,000	25,438

Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes, 7.15%, 12/01/19	15,000	16,800

Wyndham Worldwide Corp., Sr. Unsec. Notes,
7.38%, 03/01/20	55,000	61,084

5.63%, 03/01/21	100,000	100,625

		378,255

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Household Products–0.11%
Central Garden & Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	$25,000	$25,937

Housewares & Specialties–0.23%
Tupperware Brands Corp., Sr. Unsec. Gtd. Notes, 4.75%, 06/01/21(b)	55,000	54,106

Independent Power Producers & Energy Traders–0.12%
AES Corp. (The), Sr. Unsec. Global Notes, 8.00%, 10/15/17	25,000	26,750

Industrial Conglomerates–2.03%
Hutchison Whampoa International Ltd. (Cayman Islands),
Sr. Unsec. Gtd. Notes, 7.63%, 04/09/19(b)	130,000	154,718

Unsec. Gtd. Notes, 5.75%, 09/11/19(b)	100,000	106,962

Unsec. Gtd. Sub. Notes, 6.00%(b)(c)	135,000	138,900

NBC Universal Media LLC, Sr. Unsec. Notes,
2.10%, 04/01/14(b)	35,000	35,517

5.95%, 04/01/41(b)	35,000	35,319

		471,416

Industrial Machinery–0.67%
Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	10,000	10,487

Pentair, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 05/15/21	145,000	145,442

		155,929

Industrial REIT’s–0.07%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	15,000	16,388

Insurance Brokers–0.55%
Marsh & McLennan Cos. Inc., Sr. Unsec. Notes, 9.25%, 04/15/19	100,000	127,649

Integrated Oil & Gas–0.42%
Marathon Petroleum Corp., Sr. Unsec. Gtd. Notes, 6.50%, 03/01/41(b)	55,000	57,342

Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 5.38%, 01/27/21	40,000	41,200

		98,542

Integrated Telecommunication Services–1.62%
AT&T Inc., Sr. Unsec. Global Notes,
2.50%, 08/15/15	60,000	60,870

2.95%, 05/15/16	35,000	35,594

4.45%, 05/15/21	15,000	15,225

Integra Telecom Holdings, Inc., Sr. Sec. Notes, 10.75%, 04/15/16(b)	5,000	5,087

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.25%, 04/01/19(b)	10,000	9,975

Telefonica Emisiones SAU (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	90,000	91,703

Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes, 5.50%, 10/23/20(b)	161,000	158,212

		376,666

Internet Retail–0.73%
Expedia Inc., Sr. Unsec. Gtd. Global Notes, 5.95%, 08/15/20	165,000	160,893

Travelport LLC, Sr. Unsec. Gtd. Global Notes, 9.88%, 09/01/14	10,000	9,300

		170,193

Internet Software & Services–0.07%
Equinix Inc., Sr. Unsec. Notes, 8.13%, 03/01/18	15,000	16,425

Investment Banking & Brokerage–6.56%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	160,000	175,262

Goldman Sachs Group Inc. (The), Sr. Global Notes, 3.70%, 08/01/15	45,000	45,924

Sr. Unsec. Global Notes,
5.13%, 01/15/15	50,000	53,575

3.63%, 02/07/16	30,000	30,319

Unsec. Sub. Global Notes, 6.75%, 10/01/37	140,000	140,175

Jefferies Group Inc., Sr. Unsec. Notes, 6.45%, 06/08/27	375,000	371,734

Macquarie Group Ltd. (Australia), Sr. Unsec. Notes,
7.30%, 08/01/14(b)	110,000	123,032

6.00%, 01/14/20(b)	105,000	108,370

Morgan Stanley,
Sr. Unsec. Medium-Term Global Notes, 6.00%, 05/13/14	230,000	251,362

Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/19	130,000	133,805

Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	35,000	36,106

Schwab Capital Trust I, Jr. Unsec. Gtd. Sub. Notes, 7.50%, 11/15/37	50,000	51,436

		1,521,100

Leisure Facilities–0.02%
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	5,000	5,013

Life & Health Insurance–2.11%
MetLife Inc., Sr. Unsec. Notes, 6.75%, 06/01/16	55,000	63,986

Nationwide Financial Services, Sr. Unsec. Notes, 5.38%, 03/25/21(b)	165,000	166,434

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Life & Health Insurance–(continued)

Prudential Financial, Inc.,
Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/38	$130,000	$152,749

Series D, Sr. Unsec. Medium-Term Notes, 7.38%, 06/15/19	90,000	106,627

		489,796

Life Sciences Tools & Services–0.67%
Life Technologies Corp., Sr. Notes, 6.00%, 03/01/20	120,000	130,747

Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	25,000	25,375

		156,122

Managed Health Care–0.86%
CIGNA Corp., Sr. Unsec. Notes,
4.50%, 03/15/21	45,000	45,068

5.88%, 03/15/41	35,000	34,713

UnitedHealth Group Inc., Sr. Unsec. Notes,
3.88%, 10/15/20	60,000	58,971

5.95%, 02/15/41	60,000	61,565

		200,317

Metal & Glass Containers–0.02%
Ball Corp., Sr. Unsec. Gtd. Notes, 5.75%, 05/15/21	5,000	5,038

Mortgage Backed Securities–0.43%
U.S. Bank N.A., Sr. Unsec. Medium-Term Notes, 5.92%, 05/25/12	95,080	99,230

Movies & Entertainment–0.58%
AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	25,000	26,469

Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 06/15/19	25,000	27,500

NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	15,000	16,162

Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/18	55,000	63,884

		134,015

Multi-Line Insurance–1.98%
American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	180,000	223,889

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	10,000	10,734

Health Care Service Corp., Sr. Unsec. Notes, 4.70%, 01/15/21(b)	55,000	56,443

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	15,000	14,925

Sr. Unsec. Gtd. Notes, 5.00%, 06/01/21(b)	50,000	47,897

Sr. Unsec. Notes, 5.75%, 03/15/14(b)	100,000	105,923

		459,811

Multi-Utilities–0.27%
Pacific Gas & Electric Co., Sr. Unsec. Notes, 5.40%, 01/15/40	65,000	63,396

Office Services & Supplies–0.11%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	25,000	24,625

Oil & Gas Drilling–0.49%
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	5,000	5,112

Transocean Inc. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 4.95%, 11/15/15	100,000	108,152

		113,264

Oil & Gas Equipment & Services–0.11%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	10,000	10,487

Calfrac Holdings L.P., Sr. Unsec. Notes, 7.50%, 12/01/20(b)	5,000	5,088

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	10,000	9,919

		25,494

Oil & Gas Exploration & Production–2.15%
Anadarko Petroleum Corp.,
Sr. Unsec. Global Notes, 5.75%, 06/15/14	95,000	104,551

Sr. Unsec. Notes, 7.63%, 03/15/14	15,000	17,128

Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	10,000	10,175

Chesapeake Energy Corp., Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	8,000	8,430

6.13%, 02/15/21	5,000	5,081

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	10,000	10,537

Concho Resources Inc., Sr. Unsec. Gtd. Notes, 7.00%, 01/15/21	5,000	5,125

Continental Resources, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/19	15,000	16,406

Delta Petroleum Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.00%, 04/01/15	10,000	7,700

EOG Resources Inc., Sr. Unsec. Notes, 4.10%, 02/01/21	45,000	44,683

Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	10,000	10,238

McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	35,000	37,975

Pemex Project Funding Master Trust, Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/35	65,000	67,909

Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 6.88%, 01/20/40	45,000	48,169

Petrohawk Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 08/15/18	10,000	10,275

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Oil & Gas Exploration & Production–(continued)

Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	$65,000	$68,317

Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 8.63%, 10/15/19	15,000	16,275

SM Energy Co., Sr. Unsec. Notes, 6.63%, 02/15/19(b)	10,000	10,050

		499,024

Oil & Gas Refining & Marketing–0.55%
Petronas Capital Ltd. (Malaysia), Unsec. Gtd. Unsub. Notes, 5.25%, 08/12/19(b)	100,000	107,752

United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	20,000	20,050

		127,802

Oil & Gas Storage & Transportation–2.46%
Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	15,000	14,925

Energy Transfer Partners LP, Sr. Unsec. Global Notes, 6.05%, 06/01/41	115,000	112,316

Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	70,000	74,660

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 08/15/21	15,000	14,981

Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	25,000	24,625

Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	15,000	15,544

Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	155,000	168,850

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/21(b)	15,000	14,325

Williams Partners L.P., Sr. Unsec. Global Notes,
3.80%, 02/15/15	75,000	78,702

6.30%, 04/15/40	50,000	52,011

		570,939

Other Diversified Financial Services–7.68%
Bank of America Corp.,
Sr. Unsec. Global Notes,
4.50%, 04/01/15	240,000	250,853

3.70%, 09/01/15	25,000	25,183

6.50%, 08/01/16	130,000	145,229

Sr. Unsec. Notes, 5.88%, 01/05/21	35,000	36,916

Citigroup Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	150,000	164,733

Sr. Unsec. Notes, 6.38%, 08/12/14	255,000	281,123

Countrywide Financial Corp., Sr. Sec. Gtd. Medium-Term Global Notes, 5.80%, 06/07/12	10,000	10,432

ERAC USA Finance LLC, Unsec. Gtd. Notes, 5.80%, 10/15/12(b)	105,000	111,125

Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/20(b)	100,000	105,490

General Electric Capital Corp.–Series A, Sr. Unsec. Medium-Term Global Notes, 6.88%, 01/10/39	60,000	67,595

International Lease Finance Corp.,
Sr. Sec. Notes, 6.50%, 09/01/14(b)	115,000	121,785

Sr. Unsec. Notes, 8.25%, 12/15/20	10,000	10,888

JPMorgan Chase & Co., Sr. Unsec. Global Notes,
4.75%, 05/01/13	15,000	15,956

3.45%, 03/01/16	25,000	25,481

3.15%, 07/05/16	35,000	35,151

JPMorgan Chase Capital XXVII–Series AA, Jr. Unsec. Gtd. Sub. Notes, 7.00%, 11/01/39	160,000	160,394

Merrill Lynch & Co. Inc.–Series C, Sr. Unsec. Medium-Term Global Notes, 5.45%, 02/05/13	200,000	212,117

Twin Reefs Pass-Through Trust, Sec. Floating Rate Pass Through Ctfs., 1.39%, (Acquired: 12/07/04-04/03/06; Cost: $130,332)(b)(c)(d)(e)	130,000	—

		1,780,451

Packaged Foods & Meats–0.68%
Del Monte Foods Co., Sr. Unsec. Gtd. Notes, 7.63%, 02/15/19(b)	5,000	5,075

Dole Food Co. Inc., Sr. Sec. Gtd. Notes, 8.00%, 10/01/16(b)	25,000	26,313

Kraft Foods Inc., Sr. Unsec. Global Notes,
2.63%, 05/08/13	70,000	71,965

6.50%, 02/09/40	50,000	55,256

		158,609

Paper Packaging–0.05%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	10,000	10,450

Paper Products–0.14%
Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	5,000	5,138

Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	10,000	10,800

P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	15,000	15,506

		31,444

Pharmaceuticals–0.13%
Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	5,000	5,100

Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Notes,
6.75%, 10/01/17(b)	10,000	9,788

7.00%, 10/01/20(b)	15,000	14,437

		29,325

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Property & Casualty Insurance–0.98%
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	$160,000	$182,889

W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/19	40,000	45,272

		228,161

Publishing–0.04%
Reed Elsevier Capital Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 08/01/11	9,000	9,040

Railroads–0.93%
Canadian Pacific Railway Co. (Canada), Sr. Unsec. Yankee Notes, 4.45%, 03/15/23	20,000	19,892

CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/41	55,000	53,936

Kansas City Southern de Mexico S.A. de C.V. (Mexico), Sr. Unsec. Global Notes, 8.00%, 02/01/18	5,000	5,469

Union Pacific Corp., Sr. Unsec. Notes, 4.00%, 02/01/21	135,000	135,736

		215,033

Regional Banks–1.70%
BB&T Capital Trust II, Jr. Unsec. Gtd. Sub. Global Notes, 6.75%, 06/07/36	5,000	5,013

CIT Group Inc., Sec. Gtd. Notes, 6.63%, 04/01/18(b)	15,000	15,703

PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 02/08/15	110,000	115,480

PNC Preferred Funding Trust III, Jr. Sub. Notes, 8.70%(b)(c)	200,000	211,000

Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	30,000	28,350

Synovus Financial Corp., Unsec. Sub. Global Notes, 5.13%, 06/15/17	20,000	17,800

		393,346

Restaurants–0.93%
Yum! Brands, Inc., Sr. Unsec. Notes, 5.30%, 09/15/19	200,000	215,468

Semiconductor Equipment–0.11%
Amkor Technology Inc., Sr. Unsec. Global Notes, 7.38%, 05/01/18	25,000	25,687

Semiconductors–0.12%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	25,000	27,125

Sovereign Debt–0.72%
Mexico Government International Bond (Mexico)–Series A, Sr. Unsec. Medium-Term Global Notes, 6.05%, 01/11/40	60,000	63,960

Russian Foreign Bond (Russia), Sr. Unsec. Euro Bonds, 3.63%, 04/29/15(b)	100,000	102,650

		166,610

Specialized Finance–1.06%
Moody’s Corp., Sr. Unsec. Notes, 5.50%, 09/01/20	110,000	112,799

National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 03/01/16	70,000	72,194

Sr. Sec. Collateral Trust Notes, 2.63%, 09/16/12	60,000	61,414

		246,407

Specialized REIT’s–2.18%
Entertainment Properties Trust, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	245,000	273,506

HCP, Inc., Sr. Unsec. Notes, 3.75%, 02/01/16	25,000	25,481

Health Care REIT Inc., Sr. Unsec. Notes, 6.50%, 03/15/41	40,000	39,322

Omega Healthcare Investors Inc., Sr. Unsec. Gtd. Notes, 6.75%, 10/15/22(b)	5,000	4,950

Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	75,000	75,141

Ventas Realty LP/Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 4.75%, 06/01/21	90,000	88,054

		506,454

Specialty Chemicals–0.09%
Nalco Co., Sr. Unsec. Gtd. Notes, 6.63%, 01/15/19(b)	5,000	5,112

PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	15,000	15,844

		20,956

Specialty Stores–0.15%
Michaels Stores Inc., Sr. Unsec. Gtd. Notes, 7.75%, 11/01/18(b)	5,000	4,987

Staples Inc., Sr. Unsec. Gtd. Global Notes, 9.75%, 01/15/14	25,000	29,844

		34,831

Steel–1.82%
AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/15/20	5,000	5,150

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes,
6.13%, 06/01/18	55,000	58,717

5.50%, 03/01/21	10,000	10,031

7.00%, 10/15/39	195,000	197,880

6.75%, 03/01/41	10,000	9,961

FMG Resources Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)	5,000	5,012

United States Steel Corp., Sr. Unsec. Notes, 7.00%, 02/01/18	10,000	10,175

Vale Overseas Ltd., Sr. Unsec. Gtd. Global Notes,
4.63%, 09/15/20	55,000	54,412

6.88%, 11/10/39	65,000	70,735

		422,073

Systems Software–0.09%
Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16(b)	20,000	20,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Technology Distributors–0.30%
Avnet Inc., Sr. Unsec. Notes, 5.88%, 06/15/20	$65,000	$68,743

Tobacco–0.41%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/05/21	95,000	95,217

Trading Companies & Distributors–0.15%
H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	25,000	25,625

Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18	5,000	5,075

RSC Equipment Rental Inc./RSC Holdings III LLC, Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/21	5,000	5,019

		35,719

Trucking–0.11%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	5,000	5,075

Hertz Corp. (The), Sr. Unsec. Gtd. Notes,
6.75%, 04/15/19(b)	10,000	9,850

7.38%, 01/15/21(b)	10,000	10,175

		25,100

Wireless Telecommunication Services–1.63%
American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	90,000	94,592

Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	25,000	27,000

Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	20,000	19,650

Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)	120,000	121,800

MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes,
7.88%, 09/01/18	5,000	5,291

6.63%, 11/15/20	10,000	9,850

SBA Telecommunications Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 08/15/19	20,000	21,375

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19	10,000	10,362

Sprint Nextel Corp., Sr. Unsec. Notes, 8.38%, 08/15/17	10,000	10,975

Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)	50,000	56,970

		377,865

Total U.S. Dollar Denominated Bonds & Notes (Cost $17,842,057)		18,684,536

U.S. Treasury Securities–9.59%
U.S. Treasury Bills–0.22%
0.08%, 11/17/11(f)(g)	50,000	49,991

U.S. Treasury Bonds–3.67%
4.25%, 05/15/39	100,000	98,109

4.50%, 08/15/39	300,000	306,797

4.75%, 02/15/41	420,000	446,447

		851,353

U.S. Treasury Notes–5.70%
2.00%, 04/30/16	160,000	162,450

1.75%, 05/31/16	230,000	230,395

3.63%, 02/15/21	800,000	834,250

3.13%, 05/15/21	95,000	94,748

		1,321,843

Total U.S. Treasury Securities (Cost $2,237,415)		2,223,187

Asset-Backed Securities–2.39%
Countrywide Asset-Backed Ctfs.–Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 09/25/37	49,059	48,452

Credit Suisse Mortgage Capital Ctfs.–Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.83%, 09/26/34(b)(d)	104,259	98,555

Santander Drive Auto Receivables Trust, Series 2011-1, Class D, Pass Through Ctfs., 4.07%, 02/15/17	80,000	79,534

TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.70%, 08/15/39(d)	45,000	46,484

Wachovia Bank Commercial Mortgage Trust–Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.21%, 10/15/44(d)	110,000	111,208

Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.74%, 12/25/34(d)	176,342	169,782

Total Asset-Backed Securities (Cost $524,809)		554,015

Municipal Obligations–1.57%
Alameda (County of), California Joint Powers Authority (Multiple Capital); Series 2010 A, Taxable Lease RB, 7.05%, 12/01/44	55,000	56,995

Florida Development Finance Corp. (Palm Bay Academy Inc.); Series 2006 B, Taxable RB, 7.50%, 05/15/17	65,000	55,909

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J) (Build America Bonds); Series 2010 A, Taxable RB, 6.64%, 04/01/57	90,000	88,565

New Jersey (State of) Transportation Trust Fund Authority (Build America Bonds); Series 2010 C, Taxable RB, 5.75%, 12/15/28	105,000	105,966

New York City (City of) Transitional Finance Authority (Build America Bonds); Sub-series 2011 B-1, Future Tax Secured RB, 5.57%, 11/01/38	55,000	55,944

Total Municipal Obligations (Cost $369,523)		363,379

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

		Principal
		Amount	Value

U.S. Government Sponsored Mortgage-Backed Securities–1.21%
Federal Home Loan Mortgage Corp. (FHLMC)–0.38%
Pass Through Ctfs.,
6.50%, 05/01/16 to 08/01/32		$9,020	$10,143

6.00%, 05/01/17 to 12/01/31		43,602	48,158

5.50%, 09/01/17		28,343	30,709

			89,010

Federal National Mortgage Association (FNMA)–0.69%
Pass Through Ctfs.,
7.00%, 02/01/16 to 09/01/32		22,077	25,323

6.50%, 05/01/16 to 09/01/31		7,806	8,705

5.00%, 11/01/18		30,793	33,291

7.50%, 04/01/29 to 10/01/29		72,499	84,993

8.00%, 04/01/32		5,918	6,981

			159,293

Government National Mortgage Association (GNMA)–0.14%
Pass Through Ctfs.,
7.50%, 06/15/23		10,442	12,220

8.50%, 11/15/24		5,937	6,586

7.00%, 07/15/31 to 08/15/31		2,232	2,616

6.50%, 11/15/31 to 03/15/32		5,086	5,804

6.00%, 11/15/32		3,890	4,356

			31,582

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $252,058)			279,885

		Shares
Preferred Stocks–0.20%
Consumer Finance–0.06%
Ally Financial, Inc., Series A, 8.50% Pfd.		250	6,257

GMAC Capital Trust I, Series 2, 8.13% Jr. Sub. Gtd. Pfd.		270	6,912

			13,169

Industrial REIT’s–0.01%
DuPont Fabros Technology Inc., Series B, 7.63% Pfd.		95	2,365

Regional Banks–0.11%
Zions Bancorp., Series C, 9.50% Pfd.		1,000	26,140

Tires & Rubber–0.02%
Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.		75	4,172

Total Preferred Stocks (Cost $46,056)			45,846

		Principal
		Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.03%
Canada–0.03%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17 (Cost $7,544)(b)(h)	CAD	7,000	7,703

		Shares
Common Stocks & Other Equity Interests–0.00%
Broadcasting–0.00%
Adelphia Recovery Trust, Series ACC-1(i)		87,412	9

Cable & Satellite–0.00%
Adelphia Communications Corp(i)		900	1,113

Total Common Stocks & Other Equity Interests (Cost $22,181)			1,122

Money Market Funds–1.79%
Liquid Assets Portfolio–Institutional Class(j)		208,024	208,024

Premier Portfolio–Institutional Class(j)		208,024	208,024

Total Money Market Funds (Cost $416,048)			416,048

TOTAL INVESTMENTS–97.34% (Cost $21,717,691)			22,575,721

OTHER ASSETS LESS LIABILITIES–2.66%			617,641

NET ASSETS–100.00%			$23,193,362

Investment Abbreviations:

CAD	– Canadian Dollar
Ctfs.	– Certificates
Conv.	– Convertible
Deb.	– Debentures
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
PIK	– Payment in Kind
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Unsub.	– Unsubordinated

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2011 was $5,792,072, which represented 24.97% of the Trust’s Net Assets.
(c)	Perpetual bond with no specified maturity date.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2011.
(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at June 30, 2011 represented less than 1% of the Fund’s Net Assets.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1M and Note 4.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	Foreign denominated security. Principal amount is denominated in currency indicated.
(i)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(j)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By industry, based on Net Assets
as of June 30, 2011

Other Diversified Financial Services	7.7%

Investment Banking & Brokerage	6.6

Diversified Banks	6.4

U.S. Treasury Notes	5.7

U.S. Treasury Bonds	3.7

Other Industries, Each with Less Than 3.0% of Total Net Assets	65.4

Money Market Funds Plus Other Assets Less Liabilities	4.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $21,301,643)	$22,159,673

Investments in affiliated money market funds, at value and cost	416,048

Total investments, at value (Cost $21,717,691)	22,575,721

Cash	26,144

Foreign currencies, at value (Cost $2,856)	3,037

Receivable for:
Investments sold	482,018

Variation margin	5,414

Fund shares sold	70

Dividends and interest	313,916

Investment for trustee deferred compensation and retirement plans	45,097

Other assets	368

Total assets	23,451,785

Liabilities:
Payable for:
Investments purchased	99,722

Fund shares reacquired	45,229

Accrued fees to affiliates	16,472

Accrued other operating expenses	44,200

Trustee deferred compensation and retirement plans	52,800

Total liabilities	258,423

Net assets applicable to shares outstanding	$23,193,362

Net assets consist of:
Shares of beneficial interest	$30,320,177

Undistributed net investment income	1,737,044

Undistributed net realized gain (loss)	(9,729,194)

Unrealized appreciation	865,335

$23,193,362

Net Assets:
Series I	$22,992,316

Series II	$201,046

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	3,644,031

Series II	32,076

Series I:
Net asset value per share	$6.31

Series II:
Net asset value per share	$6.27

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Interest	$655,096

Dividends from affiliated money market funds	229

Total investment income	655,325

Expenses:
Advisory fees	69,863

Administrative services fees	44,902

Custodian fees	6,786

Distribution fees — Series II	261

Transfer agent fees	4,151

Trustees’ and officers’ fees and benefits	8,331

Professional services fees	20,265

Other	12,186

Total expenses	166,745

Less: Fees waived and expenses reimbursed	(79,498)

Net expenses	87,247

Net investment income	568,078

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	420,471

Foreign currencies	(114)

Futures contracts	(23,046)

397,311

Change in net unrealized appreciation (depreciation) of:
Investment securities	(188,320)

Foreign currencies	182

Futures contracts	933

(187,205)

Net realized and unrealized gain	210,106

Net increase in net assets resulting from operations	$778,184

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	June 30,	December 31,
	2011	2010

Operations:
Net investment income	$568,078	$1,225,023

Net realized gain	397,311	814,813

Change in net unrealized appreciation (depreciation)	(187,205)	296,160

Net increase in net assets resulting from operations	778,184	2,335,996

Distributions to shareholders from net investment income:
Series I	—	(1,390,866)

Series II	—	(12,740)

Total distributions from net investment income	—	(1,403,606)

Share transactions–net:
Series I	(1,008,205)	(1,990,553)

Series II	(37,298)	(71,022)

Net increase (decrease) in net assets resulting from share transactions	(1,045,503)	(2,061,575)

Net increase (decrease) in net assets	(267,319)	(1,129,185)

Net assets:
Beginning of period	23,460,681	24,589,866

End of period (includes undistributed net investment income of $1,737,044 and $1,168,966, respectively)	$23,193,362	$23,460,681

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Diversified Income Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-eight separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is total return, comprised of current income and capital appreciation.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean

Invesco V.I. Diversified Income Fund

between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Invesco V.I. Diversified Income Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Lower-Rated Securities — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations. At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

Invesco V.I. Diversified Income Fund

Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
M.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
N.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.60%

Over $250 million	0.55%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.75% and Series II shares to 1.00% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2011, the Adviser waived advisory fees of $69,863 and reimbursed Fund expenses of $9,635.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2011, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing

Invesco V.I. Diversified Income Fund

participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2011, Invesco was paid $24,795 for accounting and fund administrative services and reimbursed $20,107 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2011, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$461,903	$1,113	$—	$463,016

U.S. Treasury Securities	—	2,223,187	—	2,223,187

U.S. Government Sponsored Securities	—	279,885	—	279,885

Corporate Debt Securities	—	18,692,239	0	18,692,239

Asset Backed Securities	—	554,015	—	554,015

Municipal Obligations	—	363,379	—	363,379

	$461,903	$22,113,818	$0	$22,575,721

Futures*	7,123	—	—	7,123

Total Investments	$469,026	$22,113,818	$0	$22,582,844

*	Unrealized appreciation.

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Invesco V.I. Diversified Income Fund

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2011:

	Notional Value
Risk Exposure/Derivative Type	Assets	Liabilities

Interest rate risk
Futures contracts(a)	$24,093	$(16,970)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

Effect of Derivative Instruments for the six months ended June 30, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Futures*

Realized Gain (Loss)
Interest rate risk	$(23,046)

Change in Unrealized Appreciation
Interest rate risk	933

Total	$(22,113)

*	The average notional value of futures outstanding during the period was $8,332,328.

Open Futures Contracts
				Unrealized
	Number of		Notional	Appreciation
Contract	Contracts	Month	Value	(Depreciation)

Long Contracts
U.S. Treasury Ultra Bond	8	September-2011	$1,010,000	$(14,329)

U.S. Treasury 5 Year Notes	29	September-2011	3,456,664	22,369

Subtotal			$4,466,664	$8,040

Short Contracts
U.S. Treasury 10 Year Notes	30	September-2011	$(3,669,844)	$(2,641)

U.S. Treasury 30 Year Notes	1	September-2011	(123,031)	1,724

Subtotal			$(3,792,875)	$(917)

Total			$673,789	$7,123

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $646 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

Invesco V.I. Diversified Income Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2014	$341,883

December 31, 2015	221,396

December 31, 2016	2,197,944

December 31, 2017	7,359,092

Total capital loss carryforward	$10,120,315

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $7,566,240 and $10,281,227, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,118,520

Aggregate unrealized (depreciation) of investment securities	(260,490)

Net unrealized appreciation of investment securities	$858,030

Investments have the same cost for tax and financial statement purposes.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Series I	204,425	$1,268,131	297,335	$1,831,971

Series II	1,145	7,177	68	406

Issued as reinvestment of dividends:
Series I	—	—	227,266	1,390,866

Series II	—	—	2,092	12,740

Reacquired:
Series I	(365,940)	(2,276,336)	(848,553)	(5,213,390)

Series II	(7,232)	(44,475)	(13,673)	(84,168)

Net increase (decrease) in share activity	(167,602)	$(1,045,503)	(335,465)	$(2,061,575)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Diversified Income Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
									expenses		expenses
			Net gains						to average		to average net		Ratio of net
	Net asset		(losses) on		Dividends				net assets		assets without		investment
	value,	Net	securities (both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/11	$6.10	$0.15	$0.06	$0.21	$—	$6.31	3.44%	$22,992	0.75	%(d)	1.43	%(d)	4.88	%(d)	41%
Year ended 12/31/10	5.88	0.31	0.28	0.59	(0.37)	6.10	10.05	23,229	0.75		1.36		5.03		87
Year ended 12/31/09	5.87	0.35	0.29	0.64	(0.63)	5.88	10.89	24,299	0.74		1.48		5.91		200
Year ended 12/31/08	7.80	0.50	(1.74)	(1.24)	(0.69)	5.87	(15.59)	24,070	0.75		1.31		6.83		35
Year ended 12/31/07	8.28	0.51	(0.37)	0.14	(0.62)	7.80	1.72	38,336	0.75		1.17		6.04		67
Year ended 12/31/06	8.43	0.46	(0.08)	0.38	(0.53)	8.28	4.48	46,743	0.75		1.10		5.47		78

Series II
Six months ended 06/30/11	6.07	0.14	0.06	0.20	—	6.27	3.30	201	1.00	(d)	1.68	(d)	4.63	(d)	41
Year ended 12/31/10	5.85	0.29	0.28	0.57	(0.35)	6.07	9.70	232	1.00		1.61		4.78		87
Year ended 12/31/09	5.83	0.34	0.29	0.63	(0.61)	5.85	10.70	291	0.99		1.73		5.66		200
Year ended 12/31/08	7.74	0.48	(1.72)	(1.24)	(0.67)	5.83	(15.78)	409	1.00		1.56		6.58		35
Year ended 12/31/07	8.21	0.48	(0.36)	0.12	(0.59)	7.74	1.51	606	1.00		1.42		5.79		67
Year ended 12/31/06	8.36	0.44	(0.09)	0.35	(0.50)	8.21	4.17	713	1.00		1.35		5.22		78

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $23,270 and $211 for Series I and Series II shares, respectively.

Invesco V.I. Diversified Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
Series I	$1,000.00	$1,034.40	$3.78	$1,021.08	$3.76	0.75%

Series II	1,000.00	1,033.00	5.04	1,019.84	5.01	1.00

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Diversified Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Diversified Income Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

Invesco V.I. Diversified Income Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – Corporate Debt Funds BBB-Rated Index. The Board noted that performance of Series I shares of the Fund was in the first quintile of the performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one year period and below for the three and five year periods. The Board also noted that Invesco Advisers made manager and process changes in 2008 and early 2009. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was at the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rates of two mutual funds with comparable investment strategies.
  Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Diversified Income Fund

Invesco V.I. Dividend Growth Fund
Semiannual Report to Shareholders ■ June 30, 2011

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
MS-VIDGR-SAR-1

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	6.56%

Series II Shares	6.43

S&P 500 Index▼ (Broad Market Index)	6.01

Russell 1000 Index▼ (Style-Specific Index)	6.37

Lipper VUF Large-Cap Core Funds Index▼ (Peer Group Index)	4.70

▼Lipper Inc.
The Fund recently adopted a three-tier benchmark structure to compare its performance to broad market, style-specific and peer group market measures.
The S&P 500®Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/servicemark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper VUF Large-Cap Core Funds Index is an unmanaged index considered representative of large-cap core variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/11

Series I Shares
Inception (3/1/90)	7.09%

10 Years	1.94

5 Years	1.59

1 Year	26.76

Series II Shares
Inception (6/5/00)	2.31%

10 Years	1.69

5 Years	1.34

1 Year	26.36
variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

Effective June 1, 2010, Class X and Class Y shares of the predecessor fund, Morgan Stanley Variable Investment Dividend Growth Portfolio, advised by Morgan Stanley Investment Advisors Inc., were reorganized into Series I and Series II shares, respectively, of Invesco V.I. Dividend Growth Fund. Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco V.I. Dividend Growth Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.67% and 0.92%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.82% and 1.07%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Dividend Growth Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a

Invesco V.I. Dividend Growth Fund

Schedule of Investments

June 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.43%(a)
Aerospace & Defense–3.96%
General Dynamics Corp.	105,181	$7,838,088

Raytheon Co.	135,850	6,772,123

		14,610,211

Apparel Retail–0.41%
TJX Cos., Inc. (The)	28,834	1,514,650

Asset Management & Custody Banks–2.74%
Federated Investors, Inc.–Class B	254,540	6,068,233

State Street Corp.	89,531	4,036,953

		10,105,186

Auto Parts & Equipment–1.64%
Johnson Controls, Inc.	144,876	6,035,534

Brewers–3.50%
Foster’s Group Ltd. (Australia)	796,031	4,396,778

Heineken N.V. (Netherlands)	141,611	8,518,805

		12,915,583

Building Products–1.60%
Masco Corp.	491,988	5,918,616

Casinos & Gaming–1.30%
International Game Technology	273,706	4,811,752

Consumer Finance–2.55%
Capital One Financial Corp.	182,508	9,430,188

Data Processing & Outsourced Services–2.74%
Automatic Data Processing, Inc.	191,834	10,105,815

Department Stores–0.31%
Nordstrom, Inc.	24,723	1,160,498

Distillers & Vintners–0.22%
Treasury Wine Estates Ltd. (Australia)(b)	227,095	828,101

Distributors–0.34%
Genuine Parts Co.	23,040	1,253,376

Diversified Banks–2.68%
Societe Generale (France)	115,223	6,839,470

U.S. Bancorp	119,360	3,044,874

		9,884,344

Diversified Chemicals–0.76%
E. I. du Pont de Nemours and Co.	51,666	2,792,547

Drug Retail–1.17%
Walgreen Co.	101,705	4,318,394

Electric Utilities–5.06%
American Electric Power Co., Inc.	177,002	6,669,435

Entergy Corp.	56,823	3,879,875

Exelon Corp.	147,380	6,313,759

PPL Corp.	64,792	1,803,161

		18,666,230

Electrical Components & Equipment–1.07%
Emerson Electric Co.	70,152	3,946,050

Food Distributors–1.77%
Sysco Corp.	209,039	6,517,836

Gas Utilities–0.97%
AGL Resources Inc.	88,391	3,598,398

General Merchandise Stores–1.53%
Target Corp.	120,412	5,648,527

Health Care Equipment–2.59%
Medtronic, Inc.	96,863	3,732,131

Stryker Corp.	99,521	5,840,888

		9,573,019

Hotels, Resorts & Cruise Lines–1.49%
Accor S.A. (France)	66,842	2,989,793

Marriott International Inc.–Class A	71,096	2,523,197

		5,512,990

Household Products–4.55%
Kimberly-Clark Corp.	151,280	10,069,197

Procter & Gamble Co. (The)	106,045	6,741,280

		16,810,477

Industrial Machinery–4.55%
Illinois Tool Works Inc.	48,030	2,713,214

Pentair, Inc.	182,330	7,358,839

Snap-On, Inc.	107,731	6,731,033

		16,803,086

Insurance Brokers–0.21%
Marsh & McLennan Cos., Inc.	24,242	756,108

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Dividend Growth Fund

	Shares	Value

Integrated Oil & Gas–2.83%
Eni S.p.A. (Italy)	203,686	$4,830,178

Exxon Mobil Corp.	34,320	2,792,962

Total S.A. (France)	48,776	2,821,688

		10,444,828

Integrated Telecommunication Services–0.67%
AT&T Inc.	78,550	2,467,256

Investment Banking & Brokerage–1.59%
Charles Schwab Corp. (The)	357,660	5,883,507

Life & Health Insurance–2.35%
Lincoln National Corp.	167,726	4,778,514

Prudential Financial, Inc.	6,486	412,445

StanCorp Financial Group, Inc.	82,681	3,488,311

		8,679,270

Motorcycle Manufacturers–0.87%
Harley-Davidson, Inc.	78,432	3,213,359

Movies & Entertainment–1.23%
Time Warner Inc.	124,874	4,541,667

Multi-Utilities–1.27%
Dominion Resources, Inc.	97,465	4,704,636

Oil & Gas Equipment & Services–0.65%
Baker Hughes Inc.	32,868	2,384,902

Oil & Gas Storage & Transportation–0.69%
Southern Union Co.	63,410	2,545,912

Packaged Foods & Meats–6.52%
Campbell Soup Co.	155,979	5,389,075

General Mills, Inc.	211,852	7,885,131

Kraft Foods Inc.–Class A	182,697	6,436,415

Mead Johnson Nutrition Co.	64,756	4,374,268

		24,084,889

Paper Products–1.80%
International Paper Co.	222,432	6,632,922

Pharmaceuticals–5.22%
Bristol-Myers Squibb Co.	117,595	3,405,551

Eli Lilly and Co.	145,078	5,444,777

Johnson & Johnson	118,211	7,863,396

Novartis AG (Switzerland)	32,873	2,013,990

Pfizer Inc.	26,775	551,565

		19,279,279

Property & Casualty Insurance–0.92%
Allstate Corp. (The)	5,407	165,076

Travelers Cos., Inc. (The)	55,591	3,245,402

		3,410,478

Regional Banks–8.03%
Fifth Third Bancorp	542,645	6,918,724

M&T Bank Corp.	31,171	2,741,489

SunTrust Banks, Inc.	413,481	10,667,810

Zions Bancorp.	388,715	9,333,047

		29,661,070

Reinsurance–0.32%
Transatlantic Holdings, Inc.	24,014	1,176,926

Restaurants–0.89%
Brinker International, Inc.	133,625	3,268,468

Semiconductors–1.64%
Linear Technology Corp.	47,626	1,572,610

Texas Instruments Inc.	136,791	4,490,849

		6,063,459

Soft Drinks–1.25%
Coca-Cola Co. (The)	68,312	4,596,714

Specialized Consumer Services–1.09%
H&R Block, Inc.	251,610	4,035,824

Specialized REIT’s–1.30%
Weyerhaeuser Co.	219,900	4,807,014

Specialty Chemicals–0.52%
Ecolab Inc.	33,840	1,907,899

Systems Software–1.50%
Microsoft Corp.	213,484	5,550,584

Thrifts & Mortgage Finance–1.66%
Capitol Federal Financial Inc.	11,148	131,100

Hudson City Bancorp, Inc.	730,268	5,980,895

		6,111,995

Tobacco–1.91%
Altria Group, Inc.	132,370	3,495,892

Philip Morris International Inc.	53,213	3,553,032

		7,048,924

Total Common Stocks & Other Equity Interests (Cost $322,581,640)		356,019,298

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Dividend Growth Fund

	Shares	Value

Money Market Funds–4.61%
Liquid Assets Portfolio–Institutional Class(c)	8,515,331	$8,515,331

Premier Portfolio–Institutional Class(c)	8,515,330	8,515,330

Total Money Market Funds (Cost $17,030,661)		17,030,661

TOTAL INVESTMENTS–101.04% (Cost $339,612,301)		373,049,959

OTHER ASSETS LESS LIABILITIES–(1.04)%		(3,832,239)

NET ASSETS–100.00%		$369,217,720

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2011

Financials	23.0%

Consumer Staples	20.9

Industrials	11.2

Consumer Discretionary	11.1

Utilities	8.0

Health Care	7.8

Information Technology	5.9

Materials	4.4

Energy	3.5

Telecommunication Services	0.6

Money Market Funds Plus Other Assets Less Liabilities	3.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Dividend Growth Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $322,581,640)	$356,019,298

Investments in affiliated money market funds, at value and cost	17,030,661

Total investments, at value (Cost $339,612,301)	373,049,959

Cash	42,983

Receivable for:
Investments sold	1,651,606

Fund shares sold	15,840

Dividends	751,582

Investment for trustee deferred compensation and retirement plans	22,097

Total assets	375,534,067

Liabilities:
Payable for:
Investments purchased	4,795,064

Fund shares reacquired	273,123

Accrued fees to affiliates	731,376

Accrued other operating expenses	469,356

Trustee deferred compensation and retirement plans	47,428

Total liabilities	6,316,347

Net assets applicable to shares outstanding	$369,217,720

Net assets consist of:
Shares of beneficial interest	$418,235,141

Undistributed net investment income	3,016,011

Undistributed net realized gain (loss)	(85,467,841)

Unrealized appreciation	33,434,409

$369,217,720

Net Assets:
Series I	$290,881,331

Series II	$78,336,389

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	19,476,823

Series II	5,253,609

Series I:
Net asset value per share	$14.93

Series II:
Net asset value per share	$14.91

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $99,041)	$3,991,880

Dividends from affiliated money market funds	7,031

Interest	41,308

Total investment income	4,040,219

Expenses:
Advisory fees	738,564

Administrative services fees	386,710

Custodian fees	15,554

Distribution fees – Series II	75,480

Transfer agent fees	5,531

Trustees’ and officers’ fees and benefits	10,497

Other	26,865

Total expenses	1,259,201

Less: Fees waived	(261,812)

Net expenses	997,389

Net investment income	3,042,830

Realized and unrealized gain from:
Net realized gain from:
Investment securities (includes net gains (losses) from securities sold to affiliates of $(189,325))	19,115,722

Foreign currencies	2,731

19,118,453

Change in net unrealized appreciation (depreciation) of:
Investment securities	(10,247,500)

Foreign currencies	(2,351)

Foreign currency contracts	235

(10,249,616)

Net realized and unrealized gain	8,868,837

Net increase in net assets resulting from operations	$11,911,667

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Dividend Growth Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	June 30,	December 31,
	2011	2010

Operations:
Net investment income	$3,042,830	$3,571,412

Net realized gain	19,118,453	3,469,462

Change in net unrealized appreciation (depreciation)	(10,249,616)	15,628,383

Net increase in net assets resulting from operations	11,911,667	22,669,257

Distributions to shareholders from net investment income:
Series I	(2,886,405)	(3,255,974)

Series II	(680,347)	(803,719)

Total distributions from net investment income	(3,566,752)	(4,059,693)

Share transactions–net:
Series I	104,928,390	(27,025,327)

Series II	25,032,802	(17,414,065)

Net increase (decrease) in net assets resulting from share transactions	129,961,192	(44,439,392)

Net increase (decrease) in net assets	138,306,107	(25,829,828)

Net assets:
Beginning of period	230,911,613	256,741,441

End of period (includes undistributed net investment income of $3,016,011 and $3,539,933, respectively)	$369,217,720	$230,911,613

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Dividend Growth Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-eight separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco V.I. Dividend Growth Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Invesco V.I. Dividend Growth Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Call Options Written — The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently valued to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
L.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.545%

Next $750 million	0.42%

Next $1 billion	0.395%

Over $2 billion	0.37%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Invesco V.I. Dividend Growth Fund

  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.67% and Series II shares to 0.92% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2011, the Adviser waived advisory fees of $261,812.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2011, Invesco was paid $36,918 for accounting and fund administrative services and reimbursed $349,792 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2011, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$368,219,781	$4,830,178	$—	$373,049,959

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

Invesco V.I. Dividend Growth Fund

Pursuant to these procedures, for the six months ended June 30, 2011, the Fund engaged in securities sales of $531,322, which resulted in net realized gains (losses) of $(189,325).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $796 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2011	$48,222,156

December 31, 2016	19,116,895

December 31, 2017	37,247,410

Total capital loss carryforward	$104,586,461

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 2, 2011, the date of reorganization of Invesco V.I. Financial Services Fund and Invesco V.I. Select Dimensions Dividend Growth Fund into the Fund and realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $59,865,326 and $51,301,758, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$40,270,154

Aggregate unrealized (depreciation) of investment securities	(6,832,496)

Net unrealized appreciation of investment securities	$33,437,658

Cost of investments for tax purposes is $339,612,301.

Invesco V.I. Dividend Growth Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Series I	144,318	$2,121,186	42,162	$556,286

Series II	35,613	560,560	41,409	523,697

Issued as reinvestment of dividends:
Series I	195,688	2,886,405	254,971	3,255,974

Series II	46,157	680,347	63,037	803,719

Issued in connection with acquisitions:(b)
Series I	8,156,451	124,094,426	—	—

Series II	2,222,881	33,755,005	—	—

Reacquired:
Series I	(1,628,645)	(24,173,627)	(2,334,157)	(30,837,587)

Series II	(670,873)	(9,963,110)	(1,409,722)	(18,741,481)

Net increase (decrease) in share activity	8,501,590	$129,961,192	(3,342,300)	$(44,439,392)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 77% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on May 2, 2011, the Fund acquired all of the net assets of Invesco V.I. Financial Services Fund and Invesco V.I. Select Dimensions Dividend Growth Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of Invesco V.I. Financial Services Fund and Invesco V.I. Select Dimensions Dividend Growth Fund on April 1, 2011. The acquisition was accomplished by a tax-free exchange of 10,379,332 shares of the Fund for 11,415,021 shares outstanding of Invesco V.I. Financial Services Fund and 5,444,017 shares outstanding of Invesco V.I. Select Dimensions Dividend Growth Fund as of the close of business on April 29, 2011. Series I and Series II shares of Invesco V.I. Financial Services Fund and Series I and Series II shares of Invesco V.I. Select Dimensions Dividend Growth Fund were exchanged for Series I and Series II shares of the Fund, respectively, based on the relative net asset vale of Invesco V.I. Financial Services Fund and Invesco V.I. Select Dimensions Dividend Growth Fund to the net asset value of the Fund on the close of business, April 29, 2011. Invesco V.I. Financial Services Fund’s net assets at that date of $67,820,291, including $7,630,530 of unrealized appreciation and Invesco V.I. Select Dimensions Dividend Growth Fund’s net assets at that date of $90,029,140, including $12,545,232 of unrealized appreciation were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $235,469,889. The net assets of the Fund immediately following the acquisition were $393,319,320.

Invesco V.I. Dividend Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
									expenses		expenses
			Net gains						to average		to average net		Ratio of net
	Net asset		(losses) on		Dividends				net assets		assets without		investment
	value,	Net	securities (both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/11	$14.24	$0.16	$0.77	$0.93	$(0.24)	$14.93	6.56%	$290,881	0.66	%(d)	0.85	%(d)	2.24	%(d)	22%
Year ended 12/31/10	13.13	0.21	1.14	1.35	(0.24)	14.24	10.48	179,518	0.68		0.79		1.59		78
Year ended 12/31/09	10.78	0.20	2.37	2.57	(0.22)	13.13	24.30	192,279	0.67		0.67		1.80		44
Year ended 12/31/08	17.01	0.25	(6.41)	(6.16)	(0.07)	10.78	(36.35)	184,579	0.63		0.63		1.72		61
Year ended 12/31/07	16.53	0.22	0.48	0.70	(0.22)	17.01	4.22	368,737	0.58		0.58		1.27		48
Year ended 12/31/06	15.09	0.21	1.45	1.66	(0.22)	16.53	11.09	471,931	0.59		0.59		1.37		114

Series II
Six months ended 06/30/11	14.20	0.14	0.77	0.91	(0.20)	14.91	6.43	78,336	0.91	(d)	1.10	(d)	1.99	(d)	22
Year ended 12/31/10	13.09	0.19	1.12	1.31	(0.20)	14.20	10.20	51,394	0.93		1.04		1.34		78
Year ended 12/31/09	10.75	0.17	2.36	2.53	(0.19)	13.09	23.94	64,463	0.92		0.92		1.55		44
Year ended 12/31/08	16.98	0.21	(6.38)	(6.17)	(0.06)	10.75	(36.46)	59,030	0.88		0.88		1.47		61
Year ended 12/31/07	16.51	0.17	0.48	0.65	(0.18)	16.98	3.90	116,271	0.83		0.83		1.02		48
Year ended 12/31/06	15.07	0.17	1.45	1.62	(0.18)	16.51	10.83	136,660	0.84		0.84		1.12		114

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended June 30, 2011, the portfolio turnover calculation excludes the value of securities purchased of $140,377,034 and sold of $37,599,743 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Financial Services Fund and Invesco V.I. Select Dimensions Dividend Growth Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $219,322 and $60,884 for Series I and Series II shares, respectively.

Invesco V.I. Dividend Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
Series I	$1,000.00	$1,065.60	$3.38	$1,021.52	$3.31	0.66%

Series II	1,000.00	1,064.30	4.66	1,020.28	4.56	0.91

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Dividend Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Dividend Growth Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

Invesco V.I. Dividend Growth Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – Large Cap Core Funds Index. The Board noted that performance of Series I shares of the Fund was in the fifth quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of the one mutual fund and below the rate one mutual fund comparable with investment strategies.
  Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Dividend Growth Fund

Invesco V.I. Global Health Care Fund
Semiannual Report to Shareholders ▪ June 30, 2011

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
I-VIGHC-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	14.54%

Series II Shares	14.41

MSCI World Index▼ (Broad Market Index)	5.29

MSCI World Health Care Index▼ (Style-Specific Index)	12.97

Lipper VUF Health/Biotechnology Funds Category Average▼ (Peer Group)	14.71

▼Lipper Inc.
The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
     The MSCI World Health Care Index is an unmanaged index considered representative of health care stocks of developed countries.
     The Lipper VUF Health/Biotechnology Funds Category Average represents an average of all the variable insurance underlying funds in the Lipper Health/ Biotechnology Funds category.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Series II shares incepted on April 30, 2004. Performance shown prior to that date is that of Series I shares, restated to reflect the higher 12b-1 fees applicable to Series II. Series I performance reflects any applicable fee waivers or expense reimbursements. The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.12% and 1.37%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Global Health Care Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Average Annual Total Returns
As of 6/30/11

Series I Shares

Inception (5/21/97)		7.41%

10	Years	3.76

5	Years	5.66

1	Year	30.47

Series II Shares

10	Years	3.49%

5	Years	5.39

1	Year	30.14

Invesco V.I. Global Health Care Fund

Schedule of Investments(a)

June 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.55%
Biotechnology–20.18%
Amarin Corp. PLC–ADR (United Kingdom)(b)	135,307	$1,957,892

Amgen Inc.(b)	43,292	2,526,088

Biogen Idec Inc.(b)	32,338	3,457,579

BioMarin Pharmaceutical, Inc.(b)	124,174	3,378,775

Celgene Corp.(b)	71,116	4,289,717

Dendreon Corp.(b)	37,759	1,489,215

Gilead Sciences, Inc.(b)	146,240	6,055,798

Human Genome Sciences, Inc.(b)	57,275	1,405,529

Incyte Corp.(b)	139,437	2,640,937

InterMune, Inc.(b)	34,249	1,227,827

Onyx Pharmaceuticals, Inc.(b)	39,877	1,407,658

Pharmasset, Inc.(b)	14,187	1,591,781

United Therapeutics Corp.(b)	38,808	2,138,321

		33,567,117

Drug Retail–4.59%
CVS Caremark Corp.	175,257	6,586,158

Drogasil S.A. (Brazil)	148,860	1,042,306

		7,628,464

Health Care Distributors–2.11%
McKesson Corp.	41,892	3,504,266

Health Care Equipment–10.05%
Baxter International Inc.	70,826	4,227,604

CareFusion Corp.(b)	83,118	2,258,316

Covidien PLC (Ireland)	73,204	3,896,649

Hologic, Inc.(b)	104,356	2,104,860

Kinetic Concepts, Inc.(b)	28,774	1,658,246

Wright Medical Group, Inc.(b)	67,893	1,018,395

Zimmer Holdings, Inc.(b)	24,699	1,560,977

		16,725,047

Health Care Facilities–3.79%
Assisted Living Concepts Inc.–Class A	62,920	1,055,798

Rhoen-Klinikum AG (Germany)	133,140	3,213,731

Universal Health Services, Inc.–Class B	39,598	2,040,485

		6,310,014

Health Care Services–6.08%
DaVita, Inc.(b)	45,574	3,947,164

Express Scripts, Inc.(b)	40,201	2,170,050

Medco Health Solutions, Inc.(b)	24,770	1,400,000

Quest Diagnostics Inc.	43,855	2,591,831

		10,109,045

Health Care Supplies–0.64%
Meridian Bioscience, Inc.	44,039	1,061,780

Health Care Technology–2.12%
Allscripts Healthcare Solutions, Inc.(b)	62,810	1,219,770

Cerner Corp.(b)	37,696	2,303,603

		3,523,373

Industrial Conglomerates–1.44%
Koninklijke Philips Electronics N.V. (Netherlands)	93,446	2,400,639

Life Sciences Tools & Services–7.24%
Gerresheimer AG (Germany)	34,262	1,635,890

Life Technologies Corp.(b)	71,024	3,698,220

Thermo Fisher Scientific, Inc.(b)	104,215	6,710,404

		12,044,514

Managed Health Care–15.81%
Aetna Inc.	96,269	4,244,500

AMERIGROUP Corp.(b)	24,512	1,727,361

Amil Participacoes S.A. (Brazil)(c)	133,900	1,554,304

Aveta, Inc. (Acquired 12/21/05; Cost$1,655,802)(b)(c)	122,652	1,103,868

CIGNA Corp.	70,220	3,611,415

Coventry Health Care, Inc.(b)	75,039	2,736,672

Health Net, Inc.(b)	73,072	2,344,880

Humana Inc.	24,237	1,952,048

UnitedHealth Group, Inc.	53,006	2,734,050

WellPoint Inc.	54,481	4,291,468

		26,300,566

Pharmaceuticals–22.88%
Abbott Laboratories	105,877	5,571,248

Allergan, Inc.	20,401	1,698,383

Bayer AG (Germany)	30,503	2,453,090

Cadence Pharmaceuticals, Inc.(b)(d)	131,049	1,205,651

EastPharma Ltd.–GDR (Turkey)(c)	114,132	148,372

Hikma Pharmaceuticals PLC (United Kingdom)	119,052	1,452,287

Hospira, Inc.(b)	70,212	3,978,212

Ipsen S.A. (France)	32,981	1,170,221

MAP Pharmaceuticals Inc.(b)	54,176	865,191

Nippon Shinyaku Co., Ltd. (Japan)	134,000	1,713,101

Novartis AG–ADR (Switzerland)	40,008	2,444,889

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Health Care Fund

	Shares	Value

Pharmaceuticals–(continued)

Pharmstandard–GDR (Russia)(b)(c)	23,450	$534,660

Roche Holding AG (Switzerland)	39,243	6,568,511

Shire PLC–ADR (United Kingdom)	18,293	1,723,383

Teva Pharmaceutical Industries Ltd.–ADR (Israel)	135,525	6,535,015

		38,062,214

Research & Consulting Services–0.62%
Qualicorp S.A. (Brazil)(b)(c)	109,000	1,039,026

Total Common Stocks & Other Equity Interests (Cost $136,562,265)		162,276,065

Money Market Funds–3.37%
Liquid Assets Portfolio–Institutional Class(e)	2,796,844	2,796,844

Premier Portfolio–Institutional Class(e)	2,796,844	2,796,844

Total Money Market Funds (Cost $5,593,688)		5,593,688

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.92% (Cost $142,155,953)		167,869,753

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.17%
Liquid Assets Portfolio–Institutional Class (Cost $288,580)(e)(f)	288,580	288,580

TOTAL INVESTMENTS–101.09% (Cost $142,444,533)		168,158,333

OTHER ASSETS LESS LIABILITIES–(1.09)%		(1,810,039)

NET ASSETS–100.00%		$166,348,294

Investment Abbreviations:

ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2011 was $4,380,230, which represented 2.63% of the Fund’s Net Assets.
(d)	All or a portion of this security was out on loan at June 30, 2011.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Portfolio Composition

By country, based on Net Assets
as of June 30, 2011

United States	72.6%

Switzerland	5.4

Germany	4.4

Israel	3.9

United Kingdom	3.1

Ireland	2.3

Brazil	2.2

Countries each less than 2.0% of portfolio	3.6

Money Market Funds Plus Other Assets Less Liabilities	2.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Health Care Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $136,562,265)*	$162,276,065

Investments in affiliated money market funds, at value and cost	5,882,268

Total investments, at value (Cost $142,444,533)	168,158,333

Foreign currencies, at value (Cost $13,231)	17,423

Receivable for:
Fund shares sold	154,964

Dividends	178,312

Foreign currency contracts outstanding	46,947

Investment for trustee deferred compensation and retirement plans	20,609

Total assets	168,576,588

Liabilities:
Payable for:
Investments purchased	907,751

Fund shares reacquired	746,207

Collateral upon return of securities loaned	288,580

Accrued fees to affiliates	213,970

Accrued other operating expenses	23,494

Trustee deferred compensation and retirement plans	48,292

Total liabilities	2,228,294

Net assets applicable to shares outstanding	$166,348,294

Net assets consist of:
Shares of beneficial interest	$154,404,147

Undistributed net investment income	354,575

Undistributed net realized gain (loss)	(14,174,545)

Unrealized appreciation	25,764,117

$166,348,294

Net Assets:
Series I	$137,489,254

Series II	$28,859,040

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	7,184,865

Series II	1,540,339

Series I:
Net asset value per share	$19.14

Series II:
Net asset value per share	$18.74

*	At June 30, 2011, securities with an aggregate value of $282,440 were on loan to brokers.
Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $109,437)	$1,271,970

Dividends from affiliated money market funds (includes securities lending income of $23,083)	25,576

Total investment income	1,297,546

Expenses:
Advisory fees	590,532

Administrative services fees	219,141

Custodian fees	9,828

Distribution fees — Series II	34,029

Transfer agent fees	16,094

Trustees’ and officers’ fees and benefits	10,359

Other	24,709

Total expenses	904,692

Less: Fees waived	(3,493)

Net expenses	901,199

Net investment income	396,347

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	8,283,124

Foreign currencies	1,394

Foreign currency contracts	(614,189)

7,670,329

Change in net unrealized appreciation (depreciation) of:
Investment securities	13,011,966

Foreign currencies	(3,429)

Foreign currency contracts	24,267

13,032,804

Net realized and unrealized gain	20,703,133

Net increase in net assets resulting from operations	$21,099,480

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Health Care Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	June 30,	December 31,
	2011	2010

Operations:
Net investment income (loss)	$396,347	$(352,936)

Net realized gain	7,670,329	6,635,670

Change in net unrealized appreciation	13,032,804	672,232

Net increase in net assets resulting from operations	21,099,480	6,954,966

Share transactions–net:
Series I	(4,405,848)	(24,973,014)

Series II	(849,792)	(1,847,042)

Net increase (decrease) in net assets resulting from share transactions	(5,255,640)	(26,820,056)

Net increase (decrease) in net assets	15,843,840	(19,865,090)

Net assets:
Beginning of period	150,504,454	170,369,544

End of period (includes undistributed net investment income (loss) of $354,575 and $(41,772), respectively)	$166,348,294	$150,504,454

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Global Health Care Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-eight separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity

Invesco V.I. Global Health Care Fund

are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to

Invesco V.I. Global Health Care Fund

taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund’s overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.
The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.
J.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
L.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. Global Health Care Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.75%

Next $250 million	0.74%

Next $500 million	0.73%

Next $1.5 billion	0.72%

Next $2.5 billion	0.71%

Next $2.5 billion	0.70%

Next $2.5 billion	0.69%

Over $10 billion	0.68%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2011, the Adviser waived advisory fees of $3,493.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2011, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2011, Invesco was paid $24,795 for accounting and fund administrative services and reimbursed $194,346 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2011, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs

Invesco V.I. Global Health Care Fund

(Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$165,341,364	$2,816,969	$—	$168,158,333

Foreign Currency Contracts*	—	46,947	—	46,947

Total Investments	$165,341,364	$2,863,916	$—	$168,205,280

*	Unrealized appreciation.

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2011:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Currency risk
Foreign currency contracts(a)	$100,366	$(53,419)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the Foreign currency contracts outstanding.

Effect of Derivative Instruments for the six months ended June 30, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Foreign Currency Contracts*

Realized Gain (Loss)
Currency risk	$(614,189)

Change in Unrealized Appreciation
Currency risk	24,267

Total	$(589,922)

*	The average value of foreign currency contracts outstanding during the period was $6,465,505.

Invesco V.I. Global Health Care Fund

Open Foreign Currency Contracts at Period End
							Unrealized
Settlement		Contract to					Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

08/08/11	CitiBank Capital	CHF	2,450,000	USD	2,861,848	$2,915,267	$(53,419)

08/08/11	CitiBank Capital	EUR	2,600,000	USD	3,867,552	3,767,186	100,366

Total foreign currency contracts							$46,947

Currency Abbreviations:
CHF	– Swiss Franc
EUR	– Euro
USD	– U.S. Dollar

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $739 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2016	$5,840,082

December 31, 2017	15,956,934

Total capital loss carryforward	$21,797,016

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $33,936,294 and $38,066,170, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$31,134,020

Aggregate unrealized (depreciation) of investment securities	(5,445,398)

Net unrealized appreciation of investment securities	$25,688,622

Cost of investments for tax purposes is $142,469,711.

Invesco V.I. Global Health Care Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Series I	638,859	$11,828,715	1,324,865	$21,365,905

Series II	93,707	1,699,572	218,080	3,429,179

Reacquired:
Series I	(901,909)	(16,234,563)	(2,928,835)	(46,338,919)

Series II	(144,630)	(2,549,364)	(340,143)	(5,276,221)

Net increase (decrease) in share activity	(313,973)	$(5,255,640)	(1,726,033)	$(26,820,056)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses) on								to average		to average net		Ratio of net
	Net asset	Net	securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/11	$16.71	$0.05	$2.38	$2.43	$—	$—	$—	$19.14	14.54%	$137,489	1.11	%(d)	1.11	%(d)	0.54	%(d)	22%
Year ended 12/31/10	15.87	(0.03)	0.87	0.84	—	—	—	16.71	5.29	124,441	1.11		1.12		(0.18)		16
Year ended 12/31/09	12.47	(0.01)	3.46	3.45	(0.05)	—	(0.05)	15.87	27.67	143,648	1.13		1.14		(0.05)		45
Year ended 12/31/08	24.06	0.07 (e)	(7.16)	(7.09)	—	(4.50)	(4.50)	12.47	(28.62)	128,563	1.12		1.13		0.34	(e)	67
Year ended 12/31/07	21.51	(0.01)	2.56	2.55	—	—	—	24.06	11.85	223,448	1.06		1.07		(0.06)		66
Year ended 12/31/06	20.44	(0.04)	1.11	1.07	—	—	—	21.51	5.24	235,509	1.10		1.10		(0.19)		79

Series II
Six months ended 06/30/11	16.38	0.03	2.33	2.36	—	—	—	18.74	14.41	28,859	1.36	(d)	1.36	(d)	0.29	(d)	22
Year ended 12/31/10	15.60	(0.07)	0.85	0.78	—	—	—	16.38	5.00	26,063	1.36		1.37		(0.43)		16
Year ended 12/31/09	12.26	(0.04)	3.40	3.36	(0.02)	—	(0.02)	15.60	27.39	26,722	1.38		1.39		(0.30)		45
Year ended 12/31/08	23.82	0.02 (e)	(7.08)	(7.06)	—	(4.50)	(4.50)	12.26	(28.78)	19,886	1.37		1.38		0.09	(e)	67
Year ended 12/31/07	21.36	(0.07)	2.53	2.46	—	—	—	23.82	11.52	20,817	1.31		1.32		(0.31)		66
Year ended 12/31/06	20.34	(0.09)	1.11	1.02	—	—	—	21.36	5.01	97,646	1.35		1.35		(0.44)		79

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $131,331 and $27,449 for Series I and Series II shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $5.23 per share owned of All-scripts-Misys Healthcare Solutions, Inc. on October 13, 2008. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.02 and 0.08% and $(0.03) and (0.17)% for Series I and Series II shares, respectively.

Invesco V.I. Global Health Care Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
Series I	$1,000.00	$1,145.40	$5.90	$1,019.29	$5.56	1.11%

Series II	1,000.00	1,144.10	7.23	1,018.05	6.80	1.36

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Global Health Care Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Global Health Care Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

Invesco V.I. Global Health Care Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – Health/Biotechnology Funds Index. The Board noted that performance of Series I shares of the Fund was in the fourth quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which included using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective fee rate was above the effective fee rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, the expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services provided by Invesco Advisers pursuant to the Fund’s advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Global Health Care Fund

Invesco V.I. Global Real Estate Fund
Semiannual Report to Shareholders ▪ June 30, 2011

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VIGRE-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	5.67%

Series II Shares	5.56

MSCI World Index▼ (Broad Market Index)	5.29

FTSE EPRA/NAREIT Developed Real Estate Index▼ (Style-Specific Index)	6.07

Lipper VUF Real Estate Funds Category Average▼ (Peer Group)	8.60

▼Lipper Inc.
The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
     The FTSE EPRA/NAREIT Developed Real Estate Index is an unmanaged index considered representative of global real estate companies and real estate investment trusts (REITs).
     The Lipper VUF Real Estate Funds Category Average represents an average of all the variable insurance underlying funds in the Lipper real estate funds category.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/11

Series I Shares

Inception (3/31/98)		8.71%

10	Years	10.75

5	Years	1.34

1	Year	32.12

Series II Shares

10	Years	10.49%

5	Years	1.10

1	Year	31.82

Series II shares incepted on April 30, 2004. Performance shown prior to that date is that of Series I shares, restated to reflect the higher 12b-1 fees applicable to Series II. Series I performance reflects any applicable fee waivers or expense reimbursements. The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.20% and 1.45%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Global Real Estate Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

Invesco V.I. Global Real Estate Fund

Schedule of Investments

June 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.14%
Australia–8.81%
CFS Retail Property Trust	995,044	$1,941,471

Dexus Property Group	1,567,882	1,483,528

Goodman Group	2,768,995	2,093,672

GPT Group	376,837	1,280,178

Investa Office Fund	1,694,616	1,174,574

Stockland	1,015,361	3,721,514

Westfield Group	463,175	4,316,014

Westfield Retail Trust	802,938	2,337,283

		18,348,234

Austria–0.52%
Conwert Immobilien Invest S.E.	64,260	1,087,826

Canada–3.10%
Boardwalk REIT	19,592	981,022

Canadian REIT	19,600	674,741

Chartwell Seniors Housing REIT	118,300	1,030,402

H&R REIT	42,700	958,138

Primaris Retail REIT	62,000	1,353,277

RioCan REIT	54,500	1,465,916

		6,463,496

China–1.28%
Agile Property Holdings Ltd.	616,000	963,791

Country Garden Holdings Co.	503,000	222,671

Evergrande Real Estate Group Ltd.	1,435,000	940,567

Shimao Property Holdings Ltd.	424,500	529,131

		2,656,160

Finland–0.67%
Citycon Oyj	38,837	174,645

Sponda Oyj	208,630	1,213,581

		1,388,226

France–4.63%
Fonciere des Regions	9,097	963,975

Klepierre	32,732	1,351,548

Mercialys	30,321	1,285,862

Societe Immobiliere de Location pour I’Industrie et le Commerce	6,409	919,928

Unibail-Rodamco S.E.	22,152	5,123,717

		9,645,030

Germany–0.62%
Deutsche Wohnen AG	24,426	425,188

GSW Immobilien AG(a)	25,523	875,610

		1,300,798

Hong Kong–12.37%
China Overseas Land & Investment Ltd.	1,252,301	2,709,554

China Resources Land Ltd.	288,000	522,221

Hang Lung Properties Ltd.	806,000	3,338,434

Henderson Land Development Co. Ltd.	60,000	388,206

Hongkong Land Holdings Ltd.	508,000	3,616,960

Hysan Development Co. Ltd.	209,000	1,034,686

Kerry Properties Ltd.	256,900	1,243,234

Link REIT (The)	435,500	1,485,861

Sino Land Co. Ltd.	494,000	798,713

Sun Hung Kai Properties Ltd.	499,000	7,282,429

Wharf Holdings Ltd. (The)	478,000	3,339,025

		25,759,323

Italy–0.37%
Beni Stabili S.p.A.	756,705	764,531

Japan–8.93%
AEON Mall Co., Ltd.	14,100	342,293

Frontier Real Estate Investment Corp.	51	450,282

Japan Prime Realty Investment Corp.	250	663,795

Japan Real Estate Investment Corp.	158	1,552,715

Japan Retail Fund Investment Corp.	131	202,253

Kenedix Realty Investment Corp.	93	358,181

Mitsubishi Estate Co. Ltd.	251,000	4,407,085

Mitsui Fudosan Co., Ltd.	246,000	4,241,953

Nippon Building Fund Inc.	143	1,396,422

ORIX JREIT Inc.	144	797,325

Sumitomo Realty & Development Co., Ltd.	129,000	2,884,602

Tokyu Land Corp.	165,000	700,352

United Urban Investment Corp.	526	607,709

		18,604,967

Malta–0.00%
BGP Holdings PLC(a)	3,053,090	0

Netherlands–0.95%
Corio N.V.	29,923	1,983,668

Singapore–4.08%
Ascendas REIT	123,000	204,282

CapitaCommercial Trust	699,000	827,241

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

	Shares	Value

Singapore–(continued)

Capitaland Ltd.	946,000	$2,249,781

CapitaMall Trust	821,550	1,253,016

City Developments Ltd.	43,000	365,558

Global Logistic Properties Ltd.(a)	628,000	1,054,872

Keppel Land Ltd.	468,000	1,385,262

Suntec REIT	950,000	1,160,140

		8,500,152

Sweden–0.66%
Castellum A.B.	91,279	1,368,449

Switzerland–1.23%
Swiss Prime Site AG(a)	29,766	2,554,862

United Kingdom–5.97%
Big Yellow Group PLC	131,649	650,200

British Land Co. PLC	207,842	2,031,668

Derwent London PLC	52,467	1,537,762

Great Portland Estates PLC	106,649	746,355

Hammerson PLC	216,210	1,670,644

Hansteen Holdings PLC	168,511	236,532

Land Securities Group PLC	197,793	2,706,496

Segro PLC	215,506	1,080,273

Shaftesbury PLC	136,893	1,160,159

Unite Group PLC(a)	174,562	609,692

		12,429,781

United States–43.95%
Acadia Realty Trust	44,641	907,552

Alexandria Real Estate Equities, Inc.	26,526	2,053,643

American Campus Communities, Inc.	9,800	348,096

AvalonBay Communities, Inc.	34,853	4,475,125

Boston Properties, Inc.	36,979	3,925,691

BRE Properties, Inc.	30,921	1,542,339

Brookfield Office Properties, Inc.	177,205	3,423,195

Camden Property Trust	44,682	2,842,669

DiamondRock Hospitality Co.	105,429	1,131,253

Digital Realty Trust, Inc.	36,619	2,262,322

Douglas Emmett, Inc.	65,138	1,295,595

Duke Realty Corp.	75,999	1,064,746

Equity Residential	61,775	3,706,500

Essex Property Trust, Inc.	23,888	3,231,807

Extra Space Storage Inc.	40,900	872,397

Federal Realty Investment Trust	12,100	1,030,678

General Growth Properties, Inc.	87,187	1,455,151

HCP, Inc.	85,911	3,152,075

Health Care REIT, Inc.	72,097	3,780,046

Hersha Hospitality Trust	91,236	508,185

Highwoods Properties, Inc.	32,900	1,089,977

Host Hotels & Resorts Inc.	239,224	4,054,847

Kilroy Realty Corp.	29,817	1,177,473

Kimco Realty Corp.	136,700	2,548,088

Macerich Co. (The)	64,640	3,458,240

Mid-America Apartment Communities, Inc.	12,000	809,640

Nationwide Health Properties, Inc.	46,371	1,920,223

Piedmont Office Realty Trust Inc.–Class A	5,000	101,950

Prologis, Inc.	152,720	5,473,485

Public Storage	25,645	2,923,786

Regency Centers Corp.	41,500	1,824,755

Retail Opportunity Investments Corp.	40,279	433,402

Senior Housing Properties Trust	30,500	714,005

Simon Property Group, Inc.	79,484	9,238,425

SL Green Realty Corp.	35,686	2,957,299

Sovran Self Storage, Inc.	18,600	762,600

Starwood Hotels & Resorts Worldwide, Inc.	10,862	608,706

Ventas, Inc.	50,231	2,647,676

Vornado Realty Trust	61,775	5,756,194

		91,509,836

Total Common Stocks & Other Equity Interests (Cost $166,534,296)		204,365,339

Money Market Funds–1.93%
Liquid Assets Portfolio–Institutional Class(b)	2,012,301	2,012,301

Premier Portfolio–Institutional Class(b)	2,012,302	2,012,302

Total Money Market Funds (Cost $4,024,603)		4,024,603

TOTAL INVESTMENTS–100.07% (Cost $170,558,899)		208,389,942

OTHER ASSETS LESS LIABILITIES–(0.07)%		(157,349)

NET ASSETS–100.00%		$208,232,593

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

Portfolio Composition

By country, based on Net Assets
as of June 30, 2011

United States	43.9%

Hong Kong	12.4

Japan	8.9

Australia	8.8

United Kingdom	6.0

France	4.6

Singapore	4.1

Canada	3.1

Countries each less than 2.0% of portfolio	6.3

Money Market Funds Plus Other Assets Less Liabilities	1.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $166,534,296)	$204,365,339

Investments in affiliated money market funds, at value and cost	4,024,603

Total investments, at value (Cost $170,558,899)	208,389,942

Foreign currencies, at value (Cost $1,729,128)	1,714,743

Receivable for:
Investments sold	419,552

Fund shares sold	560,561

Dividends	679,099

Investment for trustee deferred compensation and retirement plans	15,304

Other assets	815

Total assets	211,780,016

Liabilities:
Payable for:
Investments purchased	2,494,888

Fund shares reacquired	743,592

Accrued fees to affiliates	250,840

Accrued other operating expenses	30,721

Trustee deferred compensation and retirement plans	27,382

Total liabilities	3,547,423

Net assets applicable to shares outstanding	$208,232,593

Net assets consist of:
Shares of beneficial interest	$206,866,460

Undistributed net investment income	4,077,733

Undistributed net realized gain (loss)	(40,526,149)

Unrealized appreciation	37,814,549

$208,232,593

Net Assets:
Series I	$151,693,970

Series II	$56,538,623

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	10,573,575

Series II	4,024,412

Series I:
Net asset value per share	$14.35

Series II:
Net asset value per share	$14.05

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $180,024)	$3,302,307

Dividends from affiliated money market funds	1,246

Total investment income	3,303,553

Expenses:
Advisory fees	676,219

Administrative services fees	242,735

Custodian fees	47,481

Distribution fees — Series II	56,005

Transfer agent fees	11,690

Trustees’ and officers’ fees and benefits	10,902

Other	25,756

Total expenses	1,070,788

Less: Fees waived	(1,405)

Net expenses	1,069,383

Net investment income	2,234,170

Realized and unrealized gain from:
Net realized gain from:
Investment securities	3,964,222

Foreign currencies	56,648

4,020,870

Change in net unrealized appreciation (depreciation) of:
Investment securities	3,596,940

Foreign currencies	(12,073)

3,584,867

Net realized and unrealized gain	7,605,737

Net increase in net assets resulting from operations	$9,839,907

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	June 30,	December 31,
	2011	2010

Operations:
Net investment income	$2,234,170	$4,017,480

Net realized gain	4,020,870	7,130,044

Change in net unrealized appreciation	3,584,867	11,160,840

Net increase in net assets resulting from operations	9,839,907	22,308,364

Distributions to shareholders from net investment income:
Series I	—	(6,161,371)

Series II	—	(1,036,283)

Total distributions from net investment income	—	(7,197,654)

Share transactions–net:
Series I	12,796,771	(9,517,933)

Series II	20,119,819	19,873,135

Net increase in net assets resulting from share transactions	32,916,590	10,355,202

Net increase in net assets	42,756,497	25,465,912

Net assets:
Beginning of period	165,476,096	140,010,184

End of period (includes undistributed net investment income of $4,077,733 and $1,843,563, respectively)	$208,232,593	$165,476,096

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Global Real Estate Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-eight separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is total return through growth of capital and current income.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco V.I. Global Real Estate Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

Invesco V.I. Global Real Estate Fund

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
The Fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.75%

Next $250 million	0.74%

Next $500 million	0.73%

Next $1.5 billion	0.72%

Next $2.5 billion	0.71%

Next $2.5 billion	0.70%

Next $2.5 billion	0.69%

Over $10 billion	0.68%

Invesco V.I. Global Real Estate Fund

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2011, the Adviser waived advisory fees of $1,405.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2011, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2011, Invesco was paid $24,794 for accounting and fund administrative services and reimbursed $217,941 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2011, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Global Real Estate Fund

  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1*	Level 2*	Level 3	Total

Australia	$2,093,672	$16,254,562	$—	$18,348,234

Austria	1,087,826	—	—	1,087,826

Canada	6,463,496	—	—	6,463,496

China	—	2,656,160	—	2,656,160

Finland	1,388,226	—	—	1,388,226

France	9,645,030	—	—	9,645,030

Germany	1,300,798	—	—	1,300,798

Hong Kong	5,102,821	20,656,502	—	25,759,323

Italy	764,531	—	—	764,531

Japan	3,307,318	15,297,649	—	18,604,967

Malta	—	—	0	0

Netherlands	1,983,668	—	—	1,983,668

Singapore	1,364,422	7,135,730	—	8,500,152

Sweden	1,368,449	—	—	1,368,449

Switzerland	2,554,862	—	—	2,554,862

United Kingdom	12,429,781	—	—	12,429,781

United States	95,534,439	—	—	95,534,439

Total Investments	$146,389,339	$62,000,603	$0	$208,389,942

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $746 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Invesco V.I. Global Real Estate Fund

  The Fund had a capital loss carryforward as of December 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2016	$14,871,434

December 31, 2017	22,621,345

Total capital loss carryforward	$37,492,779

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $89,725,669 and $56,092,412, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$26,715,130

Aggregate unrealized (depreciation) of investment securities	(1,714,778)

Net unrealized appreciation of investment securities	$25,000,352

Cost of investments for tax purposes is $183,389,590.

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Series I	2,368,617	$33,393,101	3,250,045	$40,832,439

Series II	1,670,078	22,864,837	1,654,806	20,893,454

Issued as reinvestment of dividends:
Series I	—	—	477,626	6,161,371

Series II	—	—	81,855	1,036,283

Reacquired:
Series I	(1,474,937)	(20,596,330)	(4,611,903)	(56,511,743)

Series II	(200,440)	(2,745,018)	(169,623)	(2,056,602)

Net increase in share activity	2,363,318	$32,916,590	682,806	$10,355,202

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 55% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Global Real Estate Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses) on								to average		to average net		Ratio of net
	Net asset		securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/11	$13.58	$0.18	$0.59	$0.77	$—	$—	$—	$14.35	5.67%	$151,694	1.13	%(d)	1.13	%(d)	2.53	%(d)	31%
Year ended 12/31/10	12.14	0.35	1.74	2.09	(0.65)	—	(0.65)	13.58	17.51	131,462	1.20		1.20		2.82		87
Year ended 12/31/09	9.23	0.26	2.65	2.91	—	—	—	12.14	31.53	128,224	1.26		1.26		2.59		72
Year ended 12/31/08	21.88	0.44	(10.35)	(9.91)	(1.08)	(1.66)	(2.74)	9.23	(44.65)	82,582	1.17		1.17		2.51		62
Year ended 12/31/07	28.74	0.38	(1.52)	(1.14)	(1.69)	(4.03)	(5.72)	21.88	(5.54)	143,773	1.13		1.22		1.31		57
Year ended 12/31/06	21.06	0.33	8.61	8.94	(0.28)	(0.98)	(1.26)	28.74	42.60	192,617	1.15		1.30		1.32		84

Series II
Six months ended 06/30/11	13.31	0.16	0.58	0.74	—	—	—	14.05	5.56	56,539	1.38	(d)	1.38	(d)	2.28	(d)	31
Year ended 12/31/10	11.93	0.32	1.70	2.02	(0.64)	—	(0.64)	13.31	17.24	34,014	1.45		1.45		2.57		87
Year ended 12/31/09	9.10	0.24	2.59	2.83	—	—	—	11.93	31.10	11,786	1.45		1.51		2.40		72
Year ended 12/31/08	21.66	0.36	(10.19)	(9.83)	(1.07)	(1.66)	(2.73)	9.10	(44.72)	4,203	1.42		1.42		2.26		62
Year ended 12/31/07	28.57	0.29	(1.49)	(1.20)	(1.68)	(4.03)	(5.71)	21.66	(5.76)	2,646	1.38		1.47		1.06		57
Year ended 12/31/06	20.98	0.27	8.58	8.85	(0.28)	(0.98)	(1.26)	28.57	42.30	311	1.40		1.55		1.07		84

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $136,644 and $45,176 for Series I and Series II shares, respectively.

Invesco V.I. Global Real Estate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
Series I	$1,000.00	$1,056.70	$5.76	$1,019.19	$5.66	1.13%

Series II	1,000.00	1,055.60	7.03	1,017.95	6.90	1.38

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Global Real Estate Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Global Real Estate Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages certain assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – Real Estate Funds Index. The Board noted that performance of Series I shares of the Fund was in the fourth quintile of the performance universe for the one year period, the fifth quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was

Invesco V.I. Global Real Estate Fund

below the performance of the Index for the one and three year periods and above the performance of the Index for the five year period. Invesco Advisers advised the Board that short and intermediate term performance had been challenged due to the quality bias of the Fund. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective fee rate was above the effective fee rate of one mutual fund advised by Invesco Advisers and below the total account fee of a mutual fund subadvised by Invesco Advisers. The Board also noted that Invesco Advisers sub-advises an off-shore fund with comparable investment strategies, but did not consider that to be an apt comparison as the management fee includes more than advisory fees.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Global Real Estate Fund

Invesco V.I. Government Securities Fund
Semiannual Report to Shareholders ▪ June 30, 2011

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VIGOV-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	1.95%

Series II Shares	1.81

Barclays Capital U.S. Aggregate Index▼ (Broad Market Index)	2.72

Barclays Capital U.S. Government Index▼ (Style-Specific Index)	2.14

Lipper VUF General U.S. Government Funds Index▼ (Peer Group Index)	3.48

▼	Lipper Inc.
The Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment grade, fixed-rate bond market.
     The Barclays Capital U.S. Government Index is an unmanaged index considered representative of fixed-income obligations issued by the U.S. Treasury, government agencies and quasi-federal corporations.
     The Lipper VUF General U.S. Government Funds Index is an unmanaged index considered representative of general U.S. government variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Series II shares incepted on September 19, 2001. Performance shown prior to that date is that of Series I shares, restated to reflect the higher 12b-1 fees applicable to Series II. Series I performance reflects any applicable fee waivers or expense reimbursements. The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.60% and 0.85%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.76% and 1.01%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Government Securities Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available

Average Annual Total Returns
As of 6/30/11

Series I Shares

Inception (5/5/93)		5.03%

10	Years	4.80

5	Years	5.87

1	Year	2.15

Series II Shares

10	Years	4.53%

5	Years	5.58

1	Year	1.86
at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

Invesco V.I. Government Securities Fund

Schedule of Investments

June 30, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Government Sponsored Mortgage-Backed Securities–69.02%
Collateralized Mortgage Obligations–39.37%
Fannie Mae Grantor Trust, 5.34%, 04/25/12	$4,500,000	$4,665,254

Fannie Mae REMICs, 4.00%, 09/25/16 to 02/25/40	13,379,454	13,947,354

4.50%, 11/25/16 to 07/25/27	17,045,295	17,881,543

5.00%, 02/25/17 to 09/25/37	46,061,258	48,870,076

4.25%, 12/25/19 to 06/25/33	9,265,937	9,727,853

3.00%, 07/25/22	442,319	452,191

5.50%, 12/25/26 to 03/25/28	43,922	43,901

7.00%, 09/18/27	1,096,002	1,244,532

6.50%, 01/25/30 to 03/25/32	3,884,635	4,400,374

3.50%, 12/25/31	3,937,868	4,126,047

4.75%, 07/25/33	8,384,596	8,819,325

5.75%, 10/25/35	1,483,205	1,633,520

0.49%, 05/25/36(a)	13,971,151	14,003,407

6.58%, 06/25/39	11,119,697	12,826,908

Fannie Mae Whole Loans, 5.50%, 07/25/34	1,249,727	1,277,133

FDIC Structured Sale Gtd. Notes, 0.74%, 02/25/48(a)(b)	1,402,723	1,405,383

Federal Home Loan Bank, 4.55%, 04/27/12	1,063,525	1,094,904

5.27%, 12/28/12	11,879,604	12,460,219

5.07%, 10/20/15	2,488,748	2,697,485

5.46%, 11/27/15	35,617,845	39,517,757

Freddie Mac REMICs, 5.38%, 08/15/11 to 09/15/11	1,759,290	1,765,536

3.88%, 12/15/12	300,392	302,415

0.85%, 03/15/13	3,870,077	3,879,889

4.75%, 07/15/14 to 05/15/23	3,340,306	3,428,139

3.50%, 10/15/16 to 12/15/27	4,550,841	4,688,740

4.00%, 02/15/17 to 03/15/38	27,642,996	28,955,300

4.50%, 04/15/17 to 10/15/36	19,294,037	20,060,877

4.38%, 05/15/17	1,066,350	1,093,527

4.16%, 07/15/17	1,236,028	1,267,992

3.77%, 09/15/17	1,144,534	1,176,131

3.84%, 09/15/17	1,574,326	1,619,866

5.00%, 02/15/18 to 09/15/32	21,396,980	22,565,625

3.00%, 10/15/18 to 04/15/26	22,041,455	22,829,370

3.75%, 10/15/18	6,985,610	7,278,883

4.25%, 01/15/19	1,576,105	1,646,399

0.59%, 04/15/28 to 06/15/37(a)	35,865,202	35,908,160

5.50%, 07/15/28 to 02/15/33	6,700,342	6,847,750

6.00%, 09/15/29	2,309,729	2,337,023

5.25%, 08/15/32	9,443,732	9,966,486

0.50%, 03/15/36(a)	14,063,913	14,070,950

5.75%, 05/15/36	1,514,316	1,621,068

1.05%, 11/15/39(a)	6,534,350	6,604,536

Ginnie Mae REMICs, 6.00%, 01/16/25	3,131,551	3,499,042

5.00%, 09/16/27 to 08/16/35	7,179,000	7,548,741

4.21%, 01/16/28	1,503,858	1,512,994

4.50%, 01/16/31 to 08/20/35	71,044,454	74,895,603

5.50%, 04/16/31	2,060,907	2,087,894

4.75%, 09/20/32	2,450,790	2,584,674

4.00%, 11/16/33 to 02/20/38	23,863,770	25,069,081

5.77%, 08/20/34(a)	4,247,012	4,686,374

		522,894,231

Federal Home Loan Mortgage Corp. (FHLMC)–6.91%
Pass Through Ctfs., 7.00%, 09/01/11 to 12/01/37	13,514,333	15,721,503

6.50%, 10/01/12 to 12/01/35	13,612,988	15,336,277

6.00%, 09/01/13 to 07/01/38	8,068,166	8,868,815

8.00%, 07/01/15 to 09/01/36	12,289,294	14,665,535

7.50%, 03/01/16 to 08/01/36	4,728,560	5,459,699

5.00%, 07/01/18 to 01/01/40	7,369,140	7,873,410

10.50%, 08/01/19	4,573	5,208

4.50%, 09/01/20 to 01/01/40	12,727,000	13,431,422

8.50%, 09/01/20 to 08/01/31	1,014,913	1,219,079

10.00%, 03/01/21	65,485	75,142

9.00%, 06/01/21 to 06/01/22	512,580	585,587

5.50%, 12/01/22 to 11/01/39	4,268,213	4,632,424

7.05%, 05/20/27	321,687	371,944

6.03%, 10/20/30	2,019,164	2,275,819

Pass Through Ctfs., ARM, 5.93%, 10/01/36(a)	746,948	793,812

5.47%, 01/01/38(a)	394,115	421,606

		91,737,282

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

	Principal
	Amount	Value

Federal National Mortgage Association (FNMA)–19.24%
Pass Through Ctfs., 7.00%, 07/01/11 to 06/01/36	$20,313,771	$22,929,060

7.50%, 08/01/11 to 08/01/37	15,718,354	18,446,258

8.00%, 06/01/12 to 11/01/37	13,070,704	15,281,793

8.50%, 06/01/12 to 08/01/37	5,139,491	6,076,301

6.50%, 05/01/13 to 04/01/38	16,441,924	18,367,124

10.00%, 09/01/13	9,711	9,851

6.00%, 01/01/14 to 10/01/38	15,016,578	16,601,434

5.00%, 11/01/17 to 03/01/40	50,282,679	54,038,976

4.50%, 09/01/18 to 08/01/39	60,026,820	64,023,987

5.50%, 03/01/21 to 08/01/38	19,216,353	20,912,536

6.75%, 07/01/24	1,077,161	1,230,439

6.95%, 10/01/25	74,769	86,251

Pass Through Ctfs., ARM, 2.46%, 05/01/35(a)	1,232,822	1,295,156

5.50%, 03/01/38(a)	259,188	276,609

Pass Through Ctfs., Balloon, 3.84%, 04/01/18	6,600,000	6,845,926

Pass Through Ctfs., TBA, 3.50%, 07/01/26(c)	2,980,000	3,034,945

4.00%, 07/01/26(c)	5,825,000	6,068,922

		255,525,568

Government National Mortgage Association (GNMA)–3.50%
Pass Through Ctfs., 8.00%, 07/15/12 to 01/15/37	3,836,590	4,559,709

6.50%, 02/20/12 to 01/15/37	12,534,946	14,284,147

6.75%, 08/15/13	18,849	19,839

7.50%, 10/15/14 to 10/15/35	6,579,339	7,752,397

11.00%, 10/15/15	1,721	1,736

9.00%, 10/20/16 to 12/20/16	85,585	96,756

7.00%, 04/15/17 to 01/15/37	4,770,281	5,540,592

10.50%, 09/15/17 to 11/15/19	3,318	3,332

8.50%, 12/15/17 to 01/15/37	783,433	903,430

10.00%, 06/15/19	29,996	33,511

6.00%, 09/15/20 to 08/15/33	1,891,590	2,115,279

6.95%, 08/20/25 to 08/20/27	892,558	1,034,025

6.38%, 10/20/27 to 09/20/28	721,894	802,458

6.10%, 12/20/33	8,067,478	9,320,026

		46,467,237

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $891,594,451)		916,624,318

U.S. Government Sponsored Agency Securities–17.37%
Federal Agricultural Mortgage Corp.–5.32%
Medium-Term Notes, 2.11%, 03/15/12	37,000,000	37,510,920

Unsec. Medium-Term Notes, 2.20%, 11/09/11	25,000,000	25,137,848

1.25%, 12/06/13	8,000,000	8,042,536

		70,691,304

Federal Farm Credit Bank (FFCB)–4.59%
Bonds, 1.13%, 02/27/14	13,000,000	13,090,211

3.00%, 09/22/14	5,000,000	5,298,641

1.63%, 11/19/14	4,800,000	4,872,244

1.50%, 11/16/15	11,000,000	10,923,234

5.59%, 10/04/21	10,075,000	10,208,874

5.75%, 01/18/22	2,775,000	2,840,867

Global Bonds, 1.38%, 06/25/13	10,000,000	10,163,223

Medium-Term Notes, 5.75%, 12/07/28	3,100,000	3,575,304

		60,972,598

Federal Home Loan Bank (FHLB)–3.37%
Unsec. Global Bonds, 1.63%, 03/20/13	12,500,000	12,752,237

1.88%, 06/21/13	16,000,000	16,424,779

3.63%, 10/18/13	3,900,000	4,166,060

Unsec. Global Notes, 1.38%, 05/28/14	4,875,000	4,937,166

Series 1, Unsec. Bonds, 5.77%, 03/23/18	5,832,373	6,433,347

		44,713,589

Federal Home Loan Mortgage Corp. (FHLMC)–1.32%
Unsec. Global Notes, 0.38%, 11/30/12	1,000,000	1,000,532

0.63%, 12/28/12	5,000,000	5,018,235

1.00%, 08/27/14	5,000,000	4,994,200

1.75%, 09/10/15	6,500,000	6,542,086

		17,555,053

Federal National Mortgage Association (FNMA)–1.37%
Unsec. Global Notes, 3.00%, 09/16/14	7,500,000	7,949,483

2.38%, 04/11/16	10,000,000	10,234,869

		18,184,352

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

	Principal
	Amount	Value

Financing Corp. (FICO)–0.29%
Sec. Bonds, 9.80%, 04/06/18	$700,000	$999,558

Series E, Sec. Bonds,
9.65%, 11/02/18	1,985,000	2,856,486

		3,856,044

Private Export Funding Corp.–0.50%
Sec. Gtd. Notes, 2.13%, 07/15/16	5,000,000	4,968,219

4.30%, 12/15/21	1,540,000	1,621,433

		6,589,652

Tennessee Valley Authority–0.61%
Global Bonds, 4.88%, 12/15/16	2,420,000	2,750,825

Series A, Bonds, 6.79%, 05/23/12	5,000,000	5,293,575

		8,044,400

Total U.S. Government Sponsored Agency Securities (Cost 226,551,428)		230,606,992

U.S. Treasury Securities–10.41%
U.S. Treasury Bonds–2.39%
8.75%, 05/15/20	3,500,000	5,112,187

7.88%, 02/15/21	1,100,000	1,542,922

7.50%, 11/15/24	4,370,000	6,155,555

7.63%, 02/15/25	550,000	783,492

5.38%, 02/15/31	3,800,000	4,454,313

4.25%, 05/15/39(d)	3,685,000	3,615,330

4.38%, 11/15/39	3,000,000	3,001,875

4.63%, 02/15/40	2,700,000	2,815,594

4.75%, 02/15/41	4,000,000	4,251,875

		31,733,143

U.S. Treasury Notes–8.02%
0.75%, 09/15/13	2,500,000	2,512,109

1.25%, 03/15/14	10,000,000	10,146,875

0.75%, 06/15/14	7,000,000	6,992,344

2.38%, 10/31/14	450,000	470,672

2.13%, 11/30/14	150,000	155,602

2.25%, 01/31/15	3,500,000	3,642,188

2.38%, 02/28/15	11,000,000	11,493,281

1.25%, 08/31/15	3,000,000	2,986,875

2.00%, 01/31/16	1,200,000	1,223,438

2.75%, 05/31/17(d)	22,000,000	22,770,000

2.38%, 07/31/17	10,000,000	10,109,375

3.63%, 02/15/20	2,729,000	2,887,623

3.50%, 05/15/20	15,750,000	16,443,984

2.63%, 08/15/20	9,000,000	8,714,531

3.13%, 05/15/21	6,000,000	5,984,062

		106,532,959

Total U.S. Treasury Securities (Cost $137,416,021)		138,266,102

Foreign Bonds–2.51%
Sovereign Debt–0.31%
Israel Government Agency for International Development (AID) Bond (Israel), Gtd. Bonds, 5.13%, 11/01/24	3,800,000	4,218,588

Collaterized Mortgage Obligations–2.20%
La Hipotecaria S.A. (Panama)–Series 2010-1 GA, Class A, Floating Rate Pass Through Ctfs., 3.75%, 09/08/39(a)(b)	28,335,038	29,193,944

Total Foreign Bonds (Cost $33,092,714)		33,412,532

Corporate Bonds & Notes–0.71%
Diversified Banks–0.30%
Ally Financial, Inc., Gtd. Notes, 2.20%, 12/19/12	1,700,000	1,743,658

U.S. Central Federal Credit Union, Gtd. Notes, 1.90%, 10/19/12	2,260,000	2,302,752

		4,046,410

Industrial Conglomerates–0.22%
General Electric Capital Corp.–Series G, Sr. Gtd. Medium-Term Global Notes, 2.63%, 12/28/12	2,800,000	2,891,458

Other Diversified Financial Services–0.19%
Citibank N.A., Sr. Unsec. Gtd. Notes, 1.75%, 12/28/12	2,500,000	2,550,593

Total Bonds & Notes (Cost $9,307,654)		9,488,461

Money Market Funds–0.87%
Government & Agency Portfolio–Institutional Class (Cost $11,543,695)(e)	11,543,695	11,543,695

TOTAL INVESTMENTS–100.89% (Cost $1,309,505,963)		1,339,942,100

OTHER ASSETS LESS LIABILITIES–(0.89)%		(11,845,129)

NET ASSETS–100.00%		$1,328,096,971

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

Investment Abbreviations:

ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
Gtd.	– Guaranteed
REMICs	– Real Estate Mortgage Investment Conduits
Sec.	– Secured
Sr.	– Senior
TBA	– To Be Announced
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2011.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2011 was $30,599,327, which represented 2.30% of the Trust’s Net Assets.
(c)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1J.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 4.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By security type, based on Net Assets
as of June 30, 2011

U.S. Government Sponsored Mortgage-Backed Securities	69.0%

U.S. Government Sponsored Agency Securities	17.4

U.S. Treasury Securities	10.4

Foreign Bonds	2.5

Corporate Bonds & Notes	0.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $1,297,962,268)	$1,328,398,405

Investments in affiliated money market funds, at value and cost	11,543,695

Total investments, at value (Cost $1,309,505,963)	1,339,942,100

Receivable for:
Investments sold	12,018,592

Fund shares sold	1,598,938

Dividends and interest	5,208,439

Fund expenses absorbed	340,698

Principal paydowns	172,567

Investment for trustee deferred compensation and retirement plans	62,564

Other assets	925

Total assets	1,359,344,823

Liabilities:
Payable for:
Investments purchased	27,816,386

Fund shares reacquired	421,847

Variation margin	868,680

Accrued fees to affiliates	1,550,831

Accrued other operating expenses	427,730

Trustee deferred compensation and retirement plans	162,378

Total liabilities	31,247,852

Net assets applicable to shares outstanding	$1,328,096,971

Net assets consist of:
Shares of beneficial interest	$1,321,646,703

Undistributed net investment income	12,156,811

Undistributed net realized gain (loss)	(35,606,832)

Unrealized appreciation	29,900,289

$1,328,096,971

Net Assets:
Series I	$1,041,630,142

Series II	$286,466,829

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	88,248,863

Series II	24,436,091

Series I:
Net asset value per share	$11.80

Series II:
Net asset value per share	$11.72

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Interest	$16,382,155

Dividends from affiliated money market funds	3,266

Total investment income	16,385,421

Expenses:
Advisory fees	2,659,627

Administrative services fees	1,560,464

Custodian fees	26,725

Distribution fees — Series II	141,137

Transfer agent fees	11,572

Trustees’ and officers’ fees and benefits	26,633

Other	134,809

Total expenses	4,560,967

Less: Fees waived and expense offset arrangement(s)	(494,344)

Net expenses	4,066,623

Net investment income	12,318,798

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	1,075,546

Futures contracts	(1,223,641)

(148,095)

Change in net unrealized appreciation of:
Investment securities	5,327,608

Futures contracts	6,046,692

11,374,300

Net realized and unrealized gain	11,226,205

Net increase in net assets resulting from operations	$23,545,003

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	June 30,	December 31,
	2011	2010

Operations:
Net investment income	$12,318,798	$23,688,971

Net realized gain (loss)	(148,095)	32,820,078

Change in net unrealized appreciation	11,374,300	7,306,223

Net increase in net assets resulting from operations	23,545,003	63,815,272

Distributions to shareholders from net investment income:
Series I	(36,635,025)	(54,918,096)

Series II	(1,001,427)	(859,253)

Total distributions from net investment income	(37,636,452)	(55,777,349)

Share transactions–net:
Series I	(14,818,973)	(128,842,349)

Series II	260,528,168	9,854,940

Net increase (decrease) in net assets resulting from share transactions	245,709,195	(118,987,409)

Net increase (decrease) in net assets	231,617,746	(110,949,486)

Net assets:
Beginning of period	1,096,479,225	1,207,428,711

End of period (includes undistributed net investment income of $12,156,811 and $37,474,465, respectively)	$1,328,096,971	$1,096,479,225

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Government Securities Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-eight separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is total return, comprised of current income and capital appreciation.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean

Invesco V.I. Government Securities Fund

between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

Invesco V.I. Government Securities Fund

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
J.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

Invesco V.I. Government Securities Fund

L.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.50%

Over $250 million	0.45%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective May 2, 2011, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.60% and Series II shares to 0.85% of average daily net assets. Prior to May 2, 2011, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.73% and Series II shares to 0.98% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses related to a merger or reorganization, as approved by the Fund’s Board of Trustees; and (6) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2011, the Adviser waived advisory fees of $494,216.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2011, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2011, Invesco was paid $137,727 for accounting and fund administrative services and reimbursed $1,422,737 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

Invesco V.I. Government Securities Fund

  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2011, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$11,543,695	$—	$—	$11,543,695

U.S. Treasury Securities	—	138,266,102	—	138,266,102

U.S. Government Sponsored Securities	—	1,147,231,310	—	1,147,231,310

Foreign Government Debt Securities	—	33,412,532	—	33,412,532

Corporate Debt Securities	—	9,488,461	—	9,488,461

	$11,543,695	$1,328,398,405	$—	$1,339,942,100

Foreign Currency Contracts*	(535,849)	—	—	(535,849)

Total Investments	$11,007,846	$1,328,398,405	$—	$1,339,406,251

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2011:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Interest rate risk
Futures contracts(a)	$1,549,313	$(2,085,162)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

Invesco V.I. Government Securities Fund

Effect of Derivative Instruments for the six months ended June 30, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Futures*

Realized Gain (Loss)
Interest rate risk	$(1,223,641)

Change in Unrealized Appreciation
Interest rate risk	6,046,692

Total	$4,823,051

*	The average value of futures outstanding during the period was $416,954,452

Open Futures Contracts
				Unrealized
	Number of	Month/	Notional	Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury 10 Year Notes	1,878	September-2011/Long	$229,732,219	$369,572

Ultra U.S. Treasury Bonds	946	September-2011/Long	119,432,500	(1,750,495)

U.S. Treasury 2 Year Notes	475	September-2011/Long	104,188,281	168,534

Subtotal			$453,353,000	$(1,212,389)

U.S. Treasury 5 Year Notes	253	September-2011/Short	$(30,156,414)	$(79,875)

U.S. Treasury 30 Year Bonds	446	September-2011/Short	(54,871,938)	756,415

Subtotal			$(85,028,352)	$676,540

Total			$368,324,648	$(535,849)

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $128.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $1,440 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Invesco V.I. Government Securities Fund

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2017	$25,293,448

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains of May 2, 2011, the date of the reorganization of Invesco Van Kampen V.I. Government Fund, into the fund are realized on securities held in the Fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $198,340,433 and $247,586,256, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $30,059,011 and $26,521,825, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$32,602,610

Aggregate unrealized (depreciation) of investment securities	(2,297,762)

Net unrealized appreciation of investment securities	$30,304,848

Cost of investments for tax purposes is $1,309,637,252.

Invesco V.I. Government Securities Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Series I	5,819,921	$69,476,999	14,868,780	$182,569,736

Series II	1,255,547	14,879,530	1,086,469	13,335,480

Issued as reinvestment of dividends:
Series I	3,158,192	36,635,025	4,508,875	54,918,094

Series II	86,853	1,001,427	70,954	859,253

Issued in connection with acquisitions:(b)
Series I	2,587,718	30,250,210	—	—

Series II	22,298,634	259,005,451	—	—

Reacquired:
Series I	(12,710,467)	(151,181,207)	(29,794,392)	(366,330,179)

Series II	(1,224,145)	(14,358,240)	(355,134)	(4,339,793)

Net increase (decrease) in share activity	21,272,253	$245,709,195	(9,614,448)	$(118,987,409)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on May 2, 2011, the Fund acquired all the net assets of Invesco Van Kampen V.I. Government Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of Invesco Van Kampen V.I. Government Fund on April 1, 2011. The acquisition was accomplished by a tax-free exchange of 24,886,352 shares of the Fund for 32,516,244 shares outstanding of Invesco Van Kampen V.I. Government Fund as of the close of business on April 29, 2011. Each class of Invesco Van Kampen V.I. Government Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of Invesco Van Kampen V.I. Government Fund to the net asset value of the Fund on the close of business, April 29, 2011. Invesco Van Kampen V.I. Government Fund’s net assets at that date of $289,255,661 including $4,992,514 of unrealized appreciation, was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $1,059,348,706.

Invesco V.I. Government Securities Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses) on								to average		to average net		Ratio of net
	Net asset		securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/11	$12.00	$0.13	$0.10	$0.23	$(0.43)	$—	$(0.43)	$11.80	1.95%	$1,041,630	0.68	%(d)	0.77	%(d)	2.16	%(d)	22%
Year ended 12/31/10	11.95	0.24	0.41	0.65	(0.60)	—	(0.60)	12.00	5.40	1,072,405	0.73		0.75		1.98		61
Year ended 12/31/09	13.05	0.45	(0.43)	0.02	(0.65)	(0.47)	(1.12)	11.95	(0.01)	1,192,967	0.73		0.75		3.47		55
Year ended 12/31/08	12.06	0.50	0.96	1.46	(0.47)	—	(0.47)	13.05	12.22	1,591,799	0.73		0.76		3.96		109
Year ended 12/31/07	11.80	0.59	0.16	0.75	(0.49)	—	(0.49)	12.06	6.43	1,169,985	0.73		0.76		4.93		106
Year ended 12/31/06	11.87	0.55	(0.13)	0.42	(0.49)	—	(0.49)	11.80	3.55	907,403	0.71		0.77		4.62		89

Series II
Six months ended 06/30/11	11.92	0.11	0.10	0.21	(0.41)	—	(0.41)	11.72	1.81	286,467	0.93	(d)	1.02	(d)	1.91	(d)	22
Year ended 12/31/10	11.88	0.22	0.40	0.62	(0.58)	—	(0.58)	11.92	5.10	24,074	0.98		1.00		1.73		61
Year ended 12/31/09	12.97	0.41	(0.43)	(0.02)	(0.60)	(0.47)	(1.07)	11.88	(0.26)	14,462	0.98		1.00		3.22		55
Year ended 12/31/08	11.99	0.46	0.97	1.43	(0.45)	—	(0.45)	12.97	11.98	20,362	0.98		1.01		3.71		109
Year ended 12/31/07	11.74	0.56	0.15	0.71	(0.46)	—	(0.46)	11.99	6.11	18,770	0.98		1.01		4.68		106
Year ended 12/31/06	11.81	0.52	(0.13)	0.39	(0.46)	—	(0.46)	11.74	3.28	16,218	0.96		1.02		4.37		89

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending June 30, 2011, the portfolio turnover calculation excludes the value of securities purchased of $284,518,457 and sold of $2,947,012 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen V.I. Government Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,050,229 and $113,845 for Series I and Series II shares, respectively.

Invesco V.I. Government Securities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		Actual		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2,4]	(06/30/11)	Period[2,5]	Ratio[3]
Series I	$1,000.00	$1,019.50	$3.40	$1,021.42	$3.41	0.68%

Series II	1,000.00	1,018.10	4.65	1,020.18	4.66	0.93

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
[3]	Effective May 2, 2011, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expense of Series I and Series II shares to 0.60% and 0.85% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.60% and 0.85% for Series I and Series II shares, respectively.
[4]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.00 and $4.25 for Series I and Series II shares, respectively.
[5]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.01 and $4.26 for Series I and Series II shares, respectively.

Invesco V.I. Government Securities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Government Securities Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

Invesco V.I. Government Securities Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – General U.S. Government Funds Index. The Board noted that performance of Series I shares of the Fund was in the third quintile of the performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one year period and above for the three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Government Securities Fund

Invesco V.I. High Yield Fund
Semiannual Report to Shareholders ▪ June 30, 2011

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VIHYI-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	3.37%

Series II Shares	3.21

Barclays Capital U.S. Aggregate Index▼(Broad Market Index)	2.72

Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index▼ (Style-Specific Index)	4.98

Lipper VUF High Current Yield Bond Funds Category Average▼(Peer Group)	4.38

▼Lipper Inc.
The Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment grade, fixed-rate bond market.
     The Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index that covers U.S. corporate, fixed-rate, non-investment grade debt with at least one year to maturity and at least $150 million in par outstanding. Index weights for each issuer are capped at 2%.
     The Lipper VUF High Current Yield Bond Funds Category Average represents an average of all the variable insurance underlying funds in the Lipper High Current Yield Bond Funds category.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/11

Series I Shares

Inception (5/1/98)	3.72%

10 Years	7.38

5 Years	7.83

1 Year	13.27

Series II Shares

10 Years	7.14%

5 Years	7.57

1 Year	13.01

Series II shares incepted on March 26, 2002. Performance shown prior to that date is that of Series I shares, restated to reflect the higher 12b-1 fees applicable to Series II. Series I performance reflects any applicable fee waivers or expense reimbursements. The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.80% and 1.05%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.09% and 1.34%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. High Yield Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2013. See current prospectus for more information.

Invesco V.I. High Yield Fund

Schedule of Investments(a)

June 30, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes–88.13%
Aerospace & Defense–1.79%
Alliant Techsystems Inc., Sr. Unsec. Gtd. Sub. Notes, 6.88%, 09/15/20	$35,000	$36,488

BE Aerospace, Inc., Sr. Unsec. Notes, 6.88%, 10/01/20	85,000	89,250

8.50%, 07/01/18	180,000	195,975

Bombardier Inc. (Canada), Sr. Notes, 7.50%, 03/15/18(b)	30,000	33,713

7.75%, 03/15/20(b)	230,000	259,900

Hexcel Corp., Sr. Unsec. Sub. Global Notes, 6.75%, 02/01/15	162,000	166,050

Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Notes, 6.88%, 03/15/18(b)	65,000	66,787

7.13%, 03/15/21(b)	95,000	97,731

Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	240,000	245,400

Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	320,000	339,200

		1,530,494

Airlines–2.99%
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16(b)	115,000	112,988

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18(b)	80,000	75,600

Continental Airlines Inc.,
Series 2000-2, Class B, Sec. Sub. Pass Through Ctfs., 8.31%, 04/02/18	58,693	59,133

Series 2001-1, Class B, Sec. Sub. Pass Through Ctfs., 7.37%, 12/15/15	42,880	42,880

Series 2007-1, Class C, Sec. Sub. Global Pass Through Ctfs., 7.34%, 04/19/14	362,290	363,195

Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	56,362	64,676

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	156,526	164,352

Delta Air Lines, Inc., Sec. Notes, 12.25%, 03/15/15(b)	85,000	94,988

Sr. Sec. Notes, 9.50%, 09/15/14(b)	251,000	268,570

Series 2002-1, Class C, Sec. Pass Through Ctfs., 7.78%, 01/02/12	9,495	9,447

Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 8.95%, 08/10/14	128,746	132,608

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	85,000	82,450

Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15	125,000	118,750

UAL Corp.,
Series 2007-1, Class A, Sec. Gtd. Global Pass Through Ctfs., 6.64%, 07/02/22	42,409	42,488

Series 2007-1, Class B, Sr. Sec. Gtd. Global Pass Through Ctfs., 7.34%, 07/02/19	119,072	114,309

Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	168,187	191,734

Series 2009-2, Class B, Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	228,951	251,847

Series 2009-2A, Sec. Gtd. Global Pass Through Ctfs., 9.75%, 01/15/17	138,428	158,500

US Airways, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	234,563	215,212

		2,563,727

Alternative Carriers–1.29%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	395,000	407,837

Level 3 Communications Inc., Sr. Unsec. Notes, 11.88%, 02/01/19(b)	245,000	268,275

Level 3 Escrow, Inc., Sr. Unsec. Notes, 8.13%, 07/01/19(b)	95,000	96,188

Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 11/01/14	194,000	199,820

Sr. Unsec. Gtd. Notes, 9.38%, 04/01/19(b)	125,000	130,937

		1,103,057

Aluminum–0.62%
Century Aluminum Co., Sr. Sec. Gtd. Sub. Notes, 8.00%, 05/15/14	510,630	527,545

Apparel Retail–1.15%
Brown Shoe Co., Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	50,000	48,250

Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	390,000	424,125

Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	135,000	130,781

J Crew Group, Inc., Sr. Notes, 8.13%, 03/01/19(b)	160,000	156,000

Limited Brands Inc.,
Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	140,000	159,950

Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	40,000	41,000

7.00%, 05/01/20	25,000	26,375

		986,481

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Apparel, Accessories & Luxury Goods–2.79%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	$495,000	$481,388

Jones Group Inc. (The), Sr. Unsec. Notes, 6.88%, 03/15/19	765,000	741,094

Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	525,000	527,625

Phillips-Van Heusen Corp., Sr. Unsec. Notes, 7.38%, 05/15/20	140,000	150,150

Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	505,000	491,112

		2,391,369

Auto Parts & Equipment–0.86%
Allison Transmission Inc., Sr. Unsec. Gtd Notes, 7.13%, 05/15/19(b)	280,000	273,700

Dana Holding Corp., Sr. Unsec. Notes, 6.50%, 02/15/19	85,000	84,787

6.75%, 02/15/21	65,000	64,675

Tenneco Inc., Sr. Gtd. Global Notes, 6.88%, 12/15/20	190,000	193,800

Sr. Unsec. Gtd. Global Notes, 7.75%, 08/15/18	110,000	116,050

		733,012

Automobile Manufacturers–0.66%
Chrysler Group LLC/CG Co-Issuer Inc., Sr. Sec. Gtd. Notes, 8.00%, 06/15/19(b)	200,000	196,500

Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	295,000	336,300

Motors Liquidation Corp., Sr. Unsec. Global Notes, 8.38%, 07/15/33*	755,000	22,650

Sr. Unsec. Notes, 7.20%*	445,000	13,350

		568,800

Biotechnology–0.29%
Giant Funding Corp., Sr. Sec. Notes, 8.25%, 02/01/18(b)	70,000	71,925

Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18	90,000	90,112

STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	85,000	86,700

		248,737

Broadcasting–0.49%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	130,000	132,600

Nielsen Finance LLC/Co., Sr. Unsec. Gtd. Notes, 7.75%, 10/15/18(b)	270,000	284,850

		417,450

Building Products–4.52%
Associated Materials LLC, Sr. Sec. Gtd. Notes, 9.13%, 11/01/17(b)	500,000	500,000

Building Materials Corp. of America,
Sr. Notes, 6.75%, 05/01/21(b)	150,000	150,000

6.88%, 08/15/18(b)	490,000	496,125

Sr. Sec. Gtd. Notes, 7.50%, 03/15/20(b)	370,000	388,962

Gibraltar Industries Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	305,000	309,194

Nortek Inc., Sr. Gtd. Notes, 8.50%, 04/15/21(b)	595,000	553,350

Sr. Unsec. Gtd. Notes, 10.00%, 12/01/18(b)	140,000	141,750

Ply Gem Industries Inc., Sr. Sec. Gtd. Notes, 8.25%, 02/15/18(b)	215,000	208,013

Sr. Unsec. Gtd. Sub. Global Notes, 13.13%, 07/15/14	265,000	279,575

Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Sec. Notes, 8.63%, 12/01/17(b)	525,000	528,937

USG Corp.,
Sr. Unsec. Gtd. Notes, 8.38%, 10/15/18(b)	25,000	24,438

9.75%, 08/01/14(b)	105,000	110,775

Sr. Unsec. Notes, 9.75%, 01/15/18	180,000	178,650

		3,869,769

Cable & Satellite–1.25%
Cablevision Systems Corp., Sr. Unsec. Global Notes, 8.63%, 09/15/17	135,000	146,644

CSC Holdings LLC, Sr. Unsec. Global Notes, 8.63%, 02/15/19	115,000	130,237

EH Holding Corp., Sr. Sec. Notes, 6.50%, 06/15/19(b)	140,000	143,150

Sr. Unsec. Notes, 7.63%, 06/15/21(b)	80,000	82,000

Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurtlemberg GmbH & Co. KG (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	560,000	568,868

		1,070,899

Casinos & Gaming–5.87%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Notes, 7.50%, 04/15/21(b)	120,000	124,200

Boyd Gaming Corp., Sr. Notes, 9.13%, 12/01/18(b)	35,000	36,050

Caesars Entertainment Operating Co. Inc., Sec. Global Notes, 12.75%, 04/15/18	265,000	265,662

Sec. Gtd. Global Notes, 10.00%, 12/15/18	80,000	72,600

Sr. Sec. Gtd. Global Notes, 11.25%, 06/01/17	346,000	384,060

Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	389,000	317,035

CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. PIK Notes, 10.75%, 01/15/17(b)	70,000	76,038

Sr. Sec. Gtd. Notes, 7.63%, 01/15/16(b)	15,000	15,525

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Casinos & Gaming–(continued)

Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Sub. Notes, 7.25%, 02/15/15(b)	$245,000	$249,900

Mandalay Resort Group, Sr. Unsec. Gtd. Sub. Notes, 7.63%, 07/15/13	200,000	197,000

MGM Resorts International,
Sr. Sec. Gtd. Global Notes, 9.00%, 03/15/20	50,000	55,000

Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	95,000	103,075

Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	393,000	373,350

6.75%, 04/01/13	405,000	407,025

Sr. Unsec. Gtd. Notes, 5.88%, 02/27/14	10,000	9,650

10.00%, 11/01/16(b)	115,000	122,762

Midwest Gaming Borrower LLC/ Midwest Finance Corp., Sr. Sec. Notes, 11.63%, 04/15/16(b)	45,000	47,813

Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 08/01/17	265,000	284,875

Scientific Games Corp., Sr. Unsec. Gtd. Sub. Global Notes, 8.13%, 09/15/18	35,000	36,575

Scientific Games International Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 06/15/19	195,000	212,550

Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	95,000	98,563

Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.20%, 02/01/14(b)(c)	300,000	273,000

Sr. Sec. Notes, 9.13%, 02/01/15(b)	440,000	437,800

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Sec. Gtd. First Mortgage Global Notes, 7.75%, 08/15/20	380,000	415,150

Sr. Sec. Gtd. First Mortgage Global Notes, 7.88%, 11/01/17	130,000	142,634

7.88%, 05/01/20	245,000	267,816

		5,025,708

Coal & Consumable Fuels–0.26%
Alpha Natural Resources Inc., Sr. Unsec. Gtd. Notes, 6.00%, 06/01/19	75,000	75,656

6.25%, 06/01/21	35,000	35,263

CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/01/17	35,000	38,237

8.25%, 04/01/20	70,000	76,300

		225,456

Communications Equipment–0.51%
Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	385,000	365,750

CommScope Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/19(b)	70,000	72,450

		438,200

Computer & Electronics Retail–0.09%
RadioShack Corp., Sr. Gtd. Notes, 6.75%, 05/15/19(b)	25,000	24,250

Rent-A-Center Inc., Sr. Unsec. Gtd Global Notes, 6.63%, 11/15/20	50,000	50,000

		74,250

Computer Storage & Peripherals–0.53%
Seagate HDD Cayman (Cayman Islands), Sr. Unsec. Gtd. Notes, 6.88%, 05/01/20(b)	90,000	88,875

7.00%, 11/01/21(b)	365,000	362,262

		451,137

Construction & Engineering–1.48%
Dycom Investments Inc., Sr. Sub. Notes, 7.13%, 01/15/21(b)	100,000	102,500

Great Lakes Dredge & Dock Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/19(b)	70,000	69,475

MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	455,000	466,375

Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	650,000	625,625

		1,263,975

Construction & Farm Machinery & Heavy Trucks–1.35%
Case New Holland Inc., Sr. Notes, 7.88%, 12/01/17(b)	215,000	238,112

CNH America LLC, Sr. Unsec. Gtd. Notes, 7.25%, 01/15/16	60,000	64,800

Commercial Vehicle Group, Inc., Sr. Sec. Gtd. Notes, 7.88%, 04/15/19(b)	195,000	195,975

Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	105,000	112,875

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	400,000	436,000

Titan International Inc., Sr. Sec. Gtd. Notes, 7.88%, 10/01/17(b)	105,000	110,513

		1,158,275

Construction Materials–1.50%
Cemex Finance LLC, Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	295,000	307,678

Cemex S.A.B. de C.V. (Mexico),
Sr. Sec. Gtd. Notes, 9.00%, 01/11/18(b)	200,000	204,779

Unsec. Sub. Conv. Notes, 4.88%, 03/15/15	100,000	99,625

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	645,000	625,650

U.S. Concrete, Inc., Sr. Sec. Conv. Notes, 9.50%, 08/31/15(b)	40,000	48,200

		1,285,932

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Consumer Finance–1.67%
Ally Financial, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	$260,000	$273,000

8.00%, 03/15/20	335,000	361,800

8.00%, 11/01/31	216,000	234,900

Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 8.00%, 12/15/16	245,000	277,463

National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	255,000	281,137

		1,428,300

Data Processing & Outsourced Services–0.89%
CoreLogic, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	445,000	436,100

First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	135,000	136,687

SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/18	65,000	64,838

7.63%, 11/15/20	123,000	124,537

		762,162

Department Stores–0.72%
Sears Holdings Corp., Sec. Gtd. Notes, 6.63%, 10/15/18(b)	670,000	618,075

Distillers & Vintners–0.48%
CEDC Finance Corp. International, Inc., Sr. Sec. Gtd. Notes, 9.13%, 12/01/16(b)	100,000	93,000

Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	295,000	321,550

		414,550

Diversified Banks–0.13%
RBS Capital Trust II, Jr. Unsec. Gtd. Sub. Global Bonds, 6.43%(d)(e)	150,000	107,813

Diversified Metals & Mining–0.61%
Midwest Vanadium Pty Ltd. (Australia), Sr. Sec. Gtd. Notes, 11.50%, 02/15/18(b)	65,000	64,956

Mirabela Nickel Ltd. (Australia), Sr. Unsec. Gtd. Notes, 8.75%, 04/15/18(b)	45,000	44,518

Taseko Mines Ltd. (Canada), Sr. Unsec. Gtd. Notes, 7.75%, 04/15/19	15,000	15,206

Thompson Creek Metals Co. Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.38%, 06/01/18(b)	80,000	78,800

Vedanta Resources PLC (United Kingdom), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	295,000	319,735

		523,215

Diversified Support Services–0.04%
Mobile Mini, Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/20	35,000	36,138

Electric Utilities–0.31%
LSP Energy L.P./LSP Batesville Funding Corp.,
Series C, Sr. Sec. Mortgage Bonds, 7.16%, 01/15/14	74,408	60,270

Series D, Sr. Sec. Bonds, 8.16%, 07/15/25	275,000	200,750

		261,020

Electrical Components & Equipment–0.08%
Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	65,000	69,063

Electronic Manufacturing Services–0.49%
Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	440,000	418,000

Environmental & Facilities Services–0.35%
Clean Harbors Inc., Sr. Sec. Gtd. Notes, 7.63%, 08/15/16(b)	155,000	165,850

EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	125,000	134,375

		300,225

Food Retail–0.46%
New Albertsons Inc., Sr. Unsec. Bonds, 8.00%, 05/01/31	205,000	176,813

Simmons Foods Inc., Sec. Notes, 10.50%, 11/01/17(b)	205,000	217,812

		394,625

Forest Products–0.29%
Millar Western Forest Products Ltd. (Canada), Sr. Notes, 8.50%, 04/01/21(b)	260,000	235,625

Sino-Forest Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17(b)	30,000	13,950

		249,575

Gas Utilities–0.55%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Notes, 6.50%, 05/01/21(b)	240,000	226,800

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	235,000	245,575

		472,375

Health Care Equipment–0.52%
DJO Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 10.88%, 11/15/14	195,000	207,675

Sr. Unsec. Gtd. Notes, 7.75%, 04/15/18(b)	35,000	35,438

Sr. Unsec. Gtd. Sub. Notes, 9.75%, 10/15/17(b)	130,000	131,625

Hanger Orthopedic Group Inc., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/15/18	65,000	66,462

		441,200

Health Care Facilities–2.17%
HCA, Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 02/15/20	288,000	314,640

Sr. Unsec. Notes, 7.19%, 11/15/15	155,000	158,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Health Care Facilities–(continued)

Health Management Associates Inc., Sr. Sec. Gtd. Notes, 6.13%, 04/15/16	$85,000	$88,188

Healthsouth Corp., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/18	90,000	94,275

7.75%, 09/15/22	85,000	89,462

8.13%, 02/15/20	90,000	97,200

Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.21%, 09/15/15(c)	155,000	149,575

Tenet Healthcare Corp.,
Sr. Sec. Gtd. Global Notes, 10.00%, 05/01/18	180,000	203,850

Sr. Unsec. Global Notes, 8.00%, 08/01/20	60,000	61,500

9.25%, 02/01/15	545,000	598,819

		1,855,609

Health Care Services–0.65%
DaVita Inc., Sr. Unsec. Gtd. Notes, 6.38%, 11/01/18	65,000	65,488

Radnet Management Inc., Sr. Unsec. Gtd. Global Notes, 10.38%, 04/01/18	225,000	230,625

Universal Hospital Services Inc., Sec. Global Notes, 8.50%, 06/01/15	250,000	257,812

		553,925

Health Care Supplies–0.16%
Alere Inc., Sr. Unsec. Gtd. Sub. Notes, 9.00%, 05/15/16	135,000	141,075

Health Care Technology–0.39%
MedAssets Inc., Sr. Unsec. Gtd. Notes, 8.00%, 11/15/18(b)	330,000	333,300

Home Furnishings–0.35%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	310,000	302,250

Homebuilding–0.73%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 07/15/15	110,000	96,250

8.13%, 06/15/16	300,000	262,875

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	120,000	120,000

M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	95,000	94,762

Standard Pacific Corp., Sr. Sec. Gtd. Notes, 8.38%, 05/15/18	55,000	54,863

		628,750

Hotels, Resorts & Cruise Lines–0.53%
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.25%, 03/15/18	85,000	91,906

7.50%, 10/15/27	140,000	142,450

Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes, 7.15%, 12/01/19	165,000	184,800

Wyndham Worldwide Corp., Sr. Unsec. Notes, 5.63%, 03/01/21	35,000	35,219

		454,375

Household Products–0.39%
Central Garden and Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	325,000	337,187

Housewares & Specialties–0.03%
Jarden Corp., Sr. Unsec. Gtd. Notes, 6.13%, 11/15/22	25,000	24,938

Independent Power Producers & Energy Traders–0.93%
AES Corp. (The), Sr. Unsec. Global Notes, 7.75%, 10/15/15	340,000	367,200

8.00%, 10/15/17	190,000	203,300

AES Red Oak LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	219,717	227,408

		797,908

Industrial Conglomerates–0.00%
Indalex Holding Corp., Series B, Sec. Gtd. Global Notes, 11.50%, 02/01/14(f)	230,000	2,013

Industrial Machinery–0.64%
Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	305,000	319,869

Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	25,000	25,438

Mueller Water Products Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 09/01/20	40,000	43,800

SPX Corp., Sr. Unsec. Gtd. Notes, 6.88%, 09/01/17(b)	145,000	155,512

		544,619

Industrial REIT’s–0.13%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	100,000	109,250

Integrated Telecommunication Services–1.36%
Integra Telecom Holdings, Inc., Sr. Sec. Notes, 10.75%, 04/15/16(b)	200,000	203,500

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.25%, 04/01/19(b)	130,000	129,675

7.25%, 10/15/20(b)	470,000	468,825

7.50%, 04/01/21(b)	360,000	359,100

		1,161,100

Internet Retail–0.30%
Travelport LLC, Sr. Unsec. Gtd. Global Notes, 9.88%, 09/01/14	105,000	97,650

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Internet Retail–(continued)

Travelport LLC/Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 03/01/16	$175,000	$154,875

		252,525

Internet Software & Services–0.33%
Equinix Inc., Sr. Unsec. Notes, 8.13%, 03/01/18	255,000	279,225

Investment Banking & Brokerage–0.85%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	325,000	356,000

E*Trade Financial Corp., Sr. Unsec. Notes, 6.75%, 06/01/16	100,000	98,625

7.88%, 12/01/15	275,000	276,375

		731,000

Leisure Facilities–0.08%
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	70,000	70,175

Leisure Products–0.05%
Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	40,000	40,600

Life Sciences Tools & Services–0.23%
Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	190,000	192,850

Marine–0.32%
CMA CGM S.A. (France), Sr. Unsec. Notes, 8.50%, 04/15/17(b)	150,000	126,563

Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc. (Greece), Sr. Sec. Gtd. Notes, 8.63%, 11/01/17(b)	40,000	40,944

Stena A.B. (Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16	105,000	103,031

		270,538

Metal & Glass Containers–0.08%
Ball Corp., Sr. Unsec. Gtd. Notes, 5.75%, 05/15/21	65,000	65,488

Movies & Entertainment–1.47%
AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	210,000	222,337

Sr. Unsec. Gtd. Sub. Notes, 9.75%, 12/01/20(b)	400,000	406,000

Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 06/15/19	155,000	170,500

NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	430,000	463,325

		1,262,162

Multi-Line Insurance–2.75%
American International Group, Inc., Jr. Sub. Global Deb., 8.18%, 05/15/58	380,000	416,100

Fairfax Financial Holdings Ltd. (Canada), Sr. Notes, 5.80%, 05/15/21(b)	255,000	246,713

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	175,000	187,847

Sr. Unsec. Global Notes, 5.95%, 10/15/36	90,000	85,082

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	495,000	492,525

Sr. Unsec. Gtd. Notes, 5.00%, 06/01/21(b)	260,000	249,065

Nationwide Mutual Insurance Co., Sub. Notes, 9.38%, 08/15/39(b)	545,000	680,397

		2,357,729

Multi-Sector Holdings–0.45%
Reynolds Group Issuer Inc./LLC/Luxembourg S.A., Sr. Sec. Gtd. Notes, 7.13%, 04/15/19(b)	200,000	199,500

Sr. Unsec. Gtd. Notes, 8.25%, 02/15/21(b)	200,000	188,000

		387,500

Multi-Utilities–0.00%
CMS Energy Corp., Sr. Unsec. Notes, 6.30%, 02/01/12	3,329	3,412

Office Services & Supplies–0.35%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	265,000	261,025

Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	35,000	36,794

		297,819

Oil & Gas Drilling–0.18%
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	150,000	153,375

Oil & Gas Equipment & Services–0.96%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	300,000	314,625

Calfrac Holdings L.P., Sr. Unsec. Notes, 7.50%, 12/01/20(b)	70,000	71,225

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	295,000	292,603

SESI, LLC, Sr. Unsec. Gtd. Notes, 6.38%, 05/01/19(b)	145,000	142,100

		820,553

Oil & Gas Exploration & Production–7.28%
Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	95,000	95,950

Brigham Exploration Co., Sr. Unsec. Gtd. Notes, 6.88%, 06/01/19(b)	40,000	39,900

Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	360,000	366,300

8.88%, 02/01/17	295,000	303,850

Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	230,000	244,375

Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	185,000	188,006

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	125,000	131,719

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Oil & Gas Exploration & Production–(continued)

Concho Resources Inc., Sr. Unsec. Gtd. Notes, 6.50%, 01/15/22	$95,000	$95,713

7.00%, 01/15/21	60,000	61,500

Continental Resources, Inc., Sr. Unsec. Gtd. Global Notes, 7.13%, 04/01/21	85,000	89,994

7.38%, 10/01/20	230,000	244,663

8.25%, 10/01/19	130,000	142,188

Delta Petroleum Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.00%, 04/01/15	525,000	404,250

EXCO Resources, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	550,000	536,250

Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	370,000	378,787

Harvest Operations Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.88%, 10/01/17(b)	210,000	217,350

McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	190,000	206,150

Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	120,000	127,800

OGX Petroleo e Gas Participacoes S.A. (Brazil), Sr. Unsec. Gtd. Notes, 8.50%, 06/01/18(b)	260,000	266,582

Petrohawk Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 08/15/18	425,000	436,687

Sr. Unsec. Gtd. Notes, 6.25%, 06/01/19(b)	335,000	326,625

Pioneer Natural Resources Co., Sr. Unsec. Notes, 6.65%, 03/15/17	235,000	257,325

Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 6.63%, 05/01/21	85,000	85,425

7.63%, 06/01/18	250,000	263,750

8.63%, 10/15/19	100,000	108,500

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.75%, 06/01/21	340,000	334,475

SM Energy Co., Sr. Unsec. Notes, 6.63%, 02/15/19(b)	140,000	140,700

Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	140,000	143,325

		6,238,139

Oil & Gas Refining & Marketing–0.75%
Tesoro Corp., Sr. Unsec. Gtd. Global Bonds, 6.50%, 06/01/17	80,000	81,700

United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	560,000	561,400

		643,100

Oil & Gas Storage & Transportation–2.15%
Chesapeake Midstream Partners L.P./CHKM Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/21(b)	115,000	113,562

Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	310,000	308,450

Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 08/01/21(b)	175,000	175,219

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.75%, 11/01/20	95,000	96,900

Series B, Sr. Unsec. Gtd. Global Notes, 8.75%, 04/15/18	375,000	408,281

Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	375,000	369,375

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/21(b)	275,000	262,625

Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	105,000	109,200

		1,843,612

Other Diversified Financial Services–1.67%
International Lease Finance Corp.,
Sr. Sec. Notes, 6.75%, 09/01/16(b)	200,000	212,375

7.13%, 09/01/18(b)	200,000	213,500

Sr. Unsec. Global Notes, 5.75%, 05/15/16	65,000	64,147

6.25%, 05/15/19	100,000	98,000

8.63%, 09/15/15	490,000	533,794

8.75%, 03/15/17	120,000	131,625

Sr. Unsec. Notes, 8.25%, 12/15/20	110,000	119,762

Series R, Sr. Unsec. Medium-Term Notes, 5.65%, 06/01/14	60,000	60,450

		1,433,653

Packaged Foods & Meats–0.41%
Chiquita Brands International, Inc., Sr. Unsec. Global Notes, 8.88%, 12/01/15	105,000	108,281

Del Monte Foods Co., Sr. Unsec. Gtd. Notes, 7.63%, 02/15/19(b)	180,000	182,700

Dole Food Co. Inc., Sr. Sec. Gtd. Notes, 8.00%, 10/01/16(b)	60,000	63,150

		354,131

Paper Packaging–0.31%
Cascades Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	250,000	261,250

Paper Products–1.63%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	750,000	744,375

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	225,000	231,187

Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	205,000	221,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Paper Products–(continued)

P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes,
7.13%, 05/01/16	$90,000	$93,038

7.13%, 05/01/16	105,000	108,544

		1,398,544

Personal Products–0.22%
Elizabeth Arden Inc., Sr. Unsec. Global Notes, 7.38%, 03/15/21	40,000	41,800

NBTY Inc., Sr. Unsec. Gtd. Notes, 9.00%, 10/01/18(b)	90,000	94,612

Sabra Health Care L.P./Sabra Capital Corp., Sr. Unsec. Gtd. Global Notes, 8.13%, 11/01/18	50,000	50,063

		186,475

Pharmaceuticals–0.85%
Aptalis Pharma Inc., Sr. Unsec. Gtd. Global Notes, 12.75%, 03/01/16	95,000	104,381

Elan Finance PLC/Corp. (Ireland), Sr. Unsec. Gtd. Global Notes, 8.75%, 10/15/16	105,000	111,825

Sr. Unsec. Gtd. Notes, 8.75%, 10/15/16(b)	100,000	106,500

Endo Pharmaceuticals Holdings Inc., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/20(b)	30,000	30,600

Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	135,000	137,700

Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Notes, 6.75%, 10/01/17(b)	85,000	83,194

6.75%, 08/15/21(b)	135,000	127,912

7.00%, 10/01/20(b)	30,000	28,875

		730,987

Property & Casualty Insurance–0.48%
QBE Capital Funding III Ltd. (Botswana), Unsec. Sub. Gtd. Variable Rate Notes, 7.25%, 05/24/41(b)(c)	200,000	198,500

XL Group PLC (Ireland), Series E, Jr. Sub. Global Pfd. Bonds, 6.50%(e)	225,000	208,125

		406,625

Publishing–0.03%
MediMedia USA Inc., Sr. Sub. Notes, 11.38%, 11/15/14(b)	30,000	26,025

Railroads–0.35%
Kansas City Southern de Mexico S.A. de C.V. (Mexico),
Sr. Unsec. Global Notes, 8.00%, 02/01/18	255,000	278,930

Sr. Unsec. Notes, 6.13%, 06/15/21(b)	20,000	20,116

		299,046

Real Estate Services–0.26%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	215,000	221,987

Regional Banks–1.63%
AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	75,000	66,938

BB&T Capital Trust II, Jr. Unsec. Gtd. Sub. Global Notes, 6.75%, 06/07/36	180,000	180,464

Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	465,000	439,425

Susquehanna Capital II, Jr. Ltd. Gtd. Sub. Notes, 11.00%, 03/23/40	175,000	188,527

Synovus Financial Corp., Unsec. Sub. Global Notes, 5.13%, 06/15/17	310,000	275,900

Zions Bancorp., Unsec. Sub. Notes, 6.00%, 09/15/15	235,000	243,812

		1,395,066

Research & Consulting Services–0.32%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	275,000	277,062

Semiconductor Equipment–0.76%
Amkor Technology Inc., Sr. Unsec. Global Notes, 7.38%, 05/01/18	285,000	292,837

Sr. Unsec. Notes, 6.63%, 06/01/21(b)	210,000	204,750

Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	150,000	149,240

		646,827

Semiconductors–0.87%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	125,000	135,625

Sr. Unsec. Gtd. Notes, 8.05%, 02/01/20(b)	325,000	326,625

10.75%, 08/01/20(b)	245,000	279,300

		741,550

Specialized Consumer Services–0.05%
Carriage Services Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/15	45,000	45,225

Specialized Finance–0.91%
CIT Group Inc., Sec. Bonds, 7.00%, 05/02/17(b)	570,000	567,863

Sec. Gtd. Notes, 6.63%, 04/01/18(b)	205,000	214,609

		782,472

Specialized REIT’s–0.71%
Host Hotels & Resorts L.P.,
Sr. Gtd. Global Notes, 6.00%, 11/01/20	205,000	205,256

Sr. Notes, 5.88%, 06/15/19(b)	55,000	55,275

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 05/01/21(b)	200,000	197,023

OMEGA Healthcare Investors Inc., Sr. Unsec. Gtd. Notes, 6.75%, 10/15/22(b)	155,000	153,450

		611,004

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal
	Amount		Value

Specialty Chemicals–1.02%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18		$260,000	$270,400

Nalco Co., Sr. Unsec. Gtd. Notes, 6.63%, 01/15/19(b)		65,000	66,463

NewMarket Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/16		150,000	157,031

PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20		360,000	380,250

			874,144

Specialty Stores–0.32%
Michaels Stores Inc., Sr. Unsec. Gtd. Notes, 7.75%, 11/01/18(b)		135,000	134,663

Sr. Unsec. Gtd. Sub. Disc. Global Notes, 13.00%, 11/01/16(g)		135,000	140,062

			274,725

Steel–0.95%
AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/15/20		285,000	293,550

APERAM (Luxembourg), Sr. Unsec. Notes, 7.38%, 04/01/16(b)		150,000	150,243

FMG Resources Pty Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)		175,000	175,439

United States Steel Corp., Sr. Unsec. Notes, 7.00%, 02/01/18		190,000	193,325

			812,557

Systems Software–1.26%
Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16(b)		615,000	621,150

Vangent Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.63%, 02/15/15		455,000	461,825

			1,082,975

Tires & Rubber–0.43%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19		350,000	371,875

Trading Companies & Distributors–1.93%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19		370,000	375,550

H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16		485,000	497,125

Hertz Corp. (The),
Sr. Unsec. Gtd. Global Notes, 8.88%, 01/01/14		2,569	2,633

Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)		135,000	132,975

7.38%, 01/15/21(b)		285,000	289,987

7.50%, 10/15/18(b)		130,000	133,575

Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18		105,000	106,575

RSC Equipment Rental Inc./RSC Holdings III LLC, Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/21		110,000	110,413

			1,648,833

Wireless Telecommunication Services–5.84%
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)		610,000	658,800

Sr. Unsec. Gtd. Conv. Notes, 8.25%, 12/01/17(b)(h)		60,000	53,550

Cricket Communications, Inc., Sr. Notes, 7.75%, 10/15/20(b)		120,000	116,400

Sr. Sec. Gtd. Global Notes, 7.75%, 05/15/16		225,000	238,781

Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20		420,000	412,650

Digicel Group Ltd. (Bermuda), Sr. Unsec. Notes, 8.88%, 01/15/15(b)		100,000	102,375

Digicel Ltd. (Bermuda), Sr. Unsec. Notes, 8.25%, 09/01/17(b)		255,000	267,113

MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20		235,000	231,475

7.88%, 09/01/18		190,000	201,044

SBA Telecommunications Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 08/15/19		240,000	256,500

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19		700,000	725,375

Sprint Nextel Corp., Sr. Unsec. Notes, 8.38%, 08/15/17		560,000	614,600

VimpelCom (Ireland), Sec. Notes, 7.75%, 02/02/21(b)		400,000	411,170

Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)		625,000	712,125

			5,001,958

Total U.S. Dollar Denominated Bonds & Notes (Cost $73,136,073)			75,471,706

Non-U.S. Dollar Denominated Bonds & Notes–13.08%(i)
Belgium–0.48%
Ontex IV S.A., Sr. Unsec. Gtd. Notes, 9.00%, 04/15/19(b)	EUR	300,000	410,157

Canada–0.25%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	200,000	220,085

Croatia–0.36%
Agrokor D.D., Sr. Unsec. Gtd. Medium-Term Euro Notes, 10.00%, 12/07/16	EUR	205,000	310,755

Czech Republic–0.21%
CET 21 spol sro, Sr. Sec. Notes, 9.00%, 11/01/17(b)	EUR	115,000	177,662

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal
	Amount		Value

Germany–2.03%
Hapag-Lloyd AG, Sr. Unsec. Gtd. Notes, 9.00%, 10/15/15(b)	EUR	300,000	$443,884

Kabel Deutschland Vetrieb und Service GmbH & Co. K.G., Sr. Sec. Notes, 6.50%, 06/29/18(b)	EUR	205,000	298,006

KION Finance S.A., Sr. Sec. Gtd Notes, 7.88%, 04/15/18(b)	EUR	400,000	567,184

KUKA A.G., REGS, Sr. Sec. Gtd. Sub. Medium-Term Euro Notes, 8.75%, 11/15/17(b)	EUR	165,000	256,702

Styrolution GmbH, REGS, Sr. Sec. Euro Notes, 7.63%, 05/15/16(b)	EUR	120,000	171,461

			1,737,237

Ireland–1.97%
Ardagh Packaging Finance PLC, Sr. Unsec. Gtd. Notes, 9.25%, 10/15/20(b)	EUR	400,000	594,021

Bord Gais Eireann, Sr. Unsec. Medium-Term Euro Notes, 5.75%, 06/16/14	EUR	255,000	359,073

Nara Cable Funding Ltd., Sr. Sec. Notes, 8.88%, 12/01/18(b)	EUR	500,000	734,366

			1,687,460

Luxembourg–2.28%
Boardriders S.A., Sr. Notes, 8.88%, 12/15/17(b)	EUR	100,000	152,676

Cirsa Funding Luxembourg S.A., Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	180,000	266,004

Codere Finance Luxembourg S.A., Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	100,000	147,961

ConvaTec Healthcare S.A., Sr. Sec. Gtd. Notes, 7.38%, 12/15/17(b)	EUR	200,000	291,571

REGS, Sr. Unsec. Gtd. Euro Notes, 10.88%, 12/15/18(b)	EUR	100,000	150,862

Mark IV Europe Lux SCA/Mark IV USA SCA, Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	300,000	463,467

TMD Friction Finance S.A., Sr. Sec. Gtd. Bonds, 10.75%, 05/15/17(b)	EUR	210,000	333,565

Xefin Lux SCA, Sr. Sec. Notes, 8.00%, 06/01/18(b)	EUR	100,000	146,692

			1,952,798

Netherlands–1.71%
Boats Investments B.V., Series 97, Sec. PIK Medium-Term Euro Notes, 11.00%, 03/31/17	EUR	77,113	101,513

Carlson Wagonlit B.V., Sr. Gtd. Floating Rate Notes, 7.14%, 05/01/15(b)(c)	EUR	140,000	198,007

Elster Finance B.V., REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 6.25%, 04/15/18(b)	EUR	200,000	289,395

Goodyear Dunlop Tires Europe B.V., Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	EUR	300,000	431,916

Polish Television Holding B.V., REGS, Sr. Sec. Medium-Term Euro Notes, 11.25%, 05/15/17(b)(g)	EUR	110,000	166,746

Ziggo Bond Co. B.V., Sr. Sec. Gtd. Notes, 8.00%, 05/15/18(b)	EUR	185,000	276,412

			1,463,989

Sweden–0.19%
TVN Finance Corp. II A.B., REGS, Sr. Unsec. Gtd. Euro Notes, 10.75%, 11/15/17(b)	EUR	100,000	160,291

United Kingdom–3.06%
Bakkavor Finance 2 PLC, REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP	200,000	277,682

Exova Ltd., REGS, Sr. Unsec. Gtd. Euro Notes, 10.50%, 10/15/18(b)	GBP	200,000	327,039

Infinis PLC, Sr. Sec. Notes, 9.13%, 12/15/14(b)	GBP	80,000	134,668

ITV PLC, Series 2006-1 Tranche 1, Unsec. Gtd. Unsub. Medium-Term Euro Notes, 7.38%, 01/05/17	GBP	100,000	163,318

Kerling PLC, Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	130,000	200,364

Odeon & UCI Finco PLC,
Sr. Sec. Gtd. Floating Rate Notes, 6.44%, 08/01/18(b)(c)	EUR	310,000	436,196

Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	210,000	328,644

Pipe Holdings PLC, REGS, Sr. Sec. Euro Bonds, 9.50%, 11/01/15(b)	GBP	200,000	325,033

R&R Ice Cream PLC, Sr. Sec. Gtd. Notes, 8.38%, 11/15/17(b)	EUR	300,000	428,652

			2,621,596

United States–0.54%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 8.88%, 12/01/16(b)	EUR	355,000	460,892

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $10,866,167)			11,202,922

	Shares
Preferred Stocks–2.09%
Automobile Manufacturers–0.20%
General Motors Co., Series B, $2.38 Conv. Pfd.		3,580	174,489

Consumer Finance–1.12%
Ally Financial, Inc., Series A, 8.50% Pfd.		7,845	196,360

Series G, 7.00% Pfd.(b)		581	546,068

GMAC Capital Trust I, Series 2, 8.13% Pfd.		8,630	220,928

			963,356

Industrial REIT’s–0.09%
DuPont Fabros Technology Inc., Series B, 7.63% Pfd.		3,020	75,168

Regional Banks–0.38%
Zions Bancorp., Series C, 9.50% Pfd.		12,400	324,136

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Shares	Value

Research & Consulting Services–0.14%
Nielsen Holdings N.V. (Netherlands), $3.13 Conv. Pfd.	1,885	$116,516

Tires & Rubber–0.16%
Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.	2,490	138,494

Total Preferred Stocks (Cost $1,569,152)		1,792,159

Common Stocks & Other Equity Interests–0.91%
Automobile Manufacturers–0.35%
General Motors Co.(j)*	4,667	141,690

General Motors Co., Wts. expiring 07/10/16(j)*	4,242	90,779

General Motors Co., Wts. expiring 07/10/19(j)*	4,242	67,575

		300,044

Broadcasting–0.01%
Adelphia Communications Corp.(k)	—	4,056

Adelphia Recovery Trust, Series ACC-1(k)	318,570	32

Adelphia Recovery Trust, Series ARAHOVA(k)	109,170	4,367

		8,455

Building Products–0.01%
Nortek, Inc.(j)	215	7,738

Construction Materials–0.21%
U.S. Concrete, Inc.(j)	20,786	181,878

Integrated Telecommunication Services–0.31%
Hawaiian Telcom Holdco Inc.–Wts. expiring 10/28/15(j)	1,527	21,378

Largo Limited (Luxembourg), Class A(j)	17,563	24,279

Class B(j)	158,069	218,518

		264,175

Publishing–0.00%
Reader’s Digest Association Inc. (The), Wts., expiring 02/19/14(j)	669	2,007

Semiconductors–0.02%
MagnaChip Semiconductor LLC(j)	1,372	14,225

Total Common Stocks & Other Equity Interests (Cost $2,347,420)		778,522

	Principal
	Amount
Bundled Securities–0.08%
Investment Banking & Brokerage–0.08%
Targeted Return Index Securities Trust, Series HY 2006-1, Sec. Variable Rate Bonds, 7.12%, 05/01/16 (Acquired 08/15/08; Cost $67,318) (Cost $67,318)(b)(c)	$70,000	69,417

TOTAL INVESTMENTS–104.29% (Cost $87,986,130)		89,314,726

OTHER ASSETS LESS LIABILITIES–(4.29)%		(3,675,177)

NET ASSETS–100.00%		$85,639,549

Investment Abbreviations:

CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
Deb.	– Debentures
Disc.	– Discounted
EUR	– Euro
GBP	– British Pound
Gtd.	– Guaranteed
Jr.	– Junior
Ltd.	– Limited
Pfd.	– Preferred
PIK	– Payment in Kind
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Unsub.	– Unsubordinated
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2011 was $40,601,241, which represented 47.41% of the Trust’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2011.
(d)	Interest payments have been suspended under European Union agreement for 24 months beginning April 30, 2010.
(e)	Perpetual bond with no specified maturity date.
(f)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at June 30, 2011 was $2,013, which represented 0.04% of the Fund’s Net Assets.
(g)	Step coupon bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Foreign denominated security. Principal amount is denominated in currency indicated.
(j)	Non-income producing security.
(k)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
*	Acquired as part of the General Motors reorganization.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

Portfolio Composition

By credit quality, based on Net Assets
as of June 30, 2011

A	0.7%

BBB	4.1

BB	35.8

B	43.3

CCC	9.8

NR	4.2

Cash	2.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $87,986,130)	$89,314,726

Foreign currencies, at value (Cost $27,582)	28,635

Receivable for:
Investments sold	710,863

Fund shares sold	806,031

Dividends and interest	1,593,849

Fund expenses absorbed	10,370

Foreign currency contracts outstanding	95,883

Investment for trustee deferred compensation and retirement plans	40,054

Other assets	3,505

Total assets	92,603,916

Liabilities:
Payable for:
Fund shares reacquired	773,630

Amount due custodian	6,012,819

Accrued fees to affiliates	88,734

Accrued other operating expenses	42,460

Trustee deferred compensation and retirement plans	46,724

Total liabilities	6,964,367

Net assets applicable to shares outstanding	$85,639,549

Net assets consist of:
Shares of beneficial interest	$87,413,443

Undistributed net investment income	2,351,789

Undistributed net realized gain (loss)	(3,866,643)

Unrealized appreciation	(259,040)

$85,639,549

Net Assets:
Series I	$84,078,226

Series II	$1,561,323

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	16,285,094

Series II	302,434

Series I:
Net asset value per share	$5.16

Series II:
Net asset value per share	$5.16

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Interest	$2,703,974

Dividends	41,163

Dividends from affiliated money market funds	1,586

Total investment income	2,746,723

Expenses:
Advisory fees	224,192

Administrative services fees	110,701

Custodian fees	12,993

Distribution fees — Series II	917

Transfer agent fees	9,337

Trustees’ and officers’ fees and benefits	8,914

Professional services fees	22,021

Other	14,801

Total expenses	403,876

Less: Fees waived	(86,416)

Net expenses	317,460

Net investment income	2,429,263

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	2,194,857

Foreign currencies	8,529

Foreign currency contracts	(529,511)

1,673,875

Change in net unrealized appreciation (depreciation) of:
Investment securities	(2,812,318)

Foreign currencies	(3,680)

Foreign currency contracts	155,201

(2,660,797)

Net realized and unrealized gain (loss)	(986,922)

Net increase in net assets resulting from operations	$1,442,341

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

Statements of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	June 30,	December 31,
	2011	2010

Operations:
Net investment income	$2,429,263	$4,456,145

Net realized gain	1,673,875	3,536,654

Change in net unrealized appreciation (depreciation)	(2,660,797)	(977,968)

Net increase in net assets resulting from operations	1,442,341	7,014,831

Distributions to shareholders from net investment income:
Series I	(4,229,022)	(5,284,452)

Series II	(46,711)	(38,411)

Total distributions from net investment income	(4,275,733)	(5,322,863)

Share transactions–net:
Series I	31,073,833	(6,523,411)

Series II	1,099,566	17,659

Net increase (decrease) in net assets resulting from share transactions	32,173,399	(6,505,752)

Net increase (decrease) in net assets	29,340,007	(4,813,784)

Net assets:
Beginning of period	56,299,542	61,113,326

End of period (includes undistributed net investment income of $2,351,789 and $4,198,259, respectively)	$85,639,549	$56,299,542

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. High Yield Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-eight separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is total return, comprised of current income and capital appreciation.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the

Invesco V.I. High Yield Fund

security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Invesco V.I. High Yield Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Lower-Rated Securities — The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. High Yield Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $200 million	0.625%

Next $300 million	0.55%

Next $500 million	0.50%

Over $1 billion	0.45%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective May 2, 2011, the Adviser contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.80% and Series II shares to 1.05% of average daily net assets. Prior to May 2, 2011, the Adviser waived advisory fees and/or reimbursed expenses of all shares to the extent necessary to limit total annual fund operating expenses to 0.95% and 1.20% for Series I and Series II shares, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses related to a merger or reorganization, as approved by the Fund’s Board of Trustees; and (6) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2011, the Adviser waived advisory fees of $86,416.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2011, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2011, Invesco was paid $24,795 for accounting and fund administrative services and reimbursed $85,906 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2011, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Invesco V.I. High Yield Fund

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,645,012	$909,437	$16,232	$2,570,681

Corporate Debt Securities	—	86,744,045	—	86,744,045

	$1,645,012	$87,653,482	$16,232	$89,314,726

Foreign Currency Contracts*	—	95,883	—	95,883

Total Investments	$1,645,012	$87,749,365	$16,232	$89,410,609

*	Unrealized appreciation.

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2011:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Currency risk
Foreign Currency Contracts(a)	$95,883	$—

(a)	Values are disclosed on the Statement of Assets and Liabilities under the Foreign currency contracts outstanding.

Effect of Derivative Instruments for the six months ended June 30, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Foreign Currency Contracts*

Realized Gain (Loss)
Currency risk	$(529,511)

Change in Unrealized Appreciation
Currency risk	155,201

Total	$(374,310)

*	The average value of foreign currency contracts outstanding during the period was $1,844,831.

Invesco V.I. High Yield Fund

Open Foreign Currency Contracts
		Contract to				Notional	Unrealized
Settlement Date	Counterparty	Deliver		Receive		Value	Appreciation

08/09/11	Bank of Montreal	EUR	6,578,000	USD	9,599,561	$9,530,688	$68,873

08/19/11	RBC Dain Rauscher	GBP	959,000	USD	1,565,307	1,538,297	27,010

Total open foreign currency contracts							$95,883

Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $670 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2016	$3,209,400

December 31, 2017	1,834,418

Total capital loss carryforward	$5,043,818

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gain as of May 2, 2011, the date of the reorganization of Invesco Van Kampen V.I. High Yield Fund into the Fund are realized on securities held in the Fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.
  .

Invesco V.I. High Yield Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $36,064,459 and $28,773,426, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,704,792

Aggregate unrealized (depreciation) of investment securities	(2,703,256)

Net unrealized appreciation of investment securities	$1,001,536

Cost of investments for tax purposes is $88,313,190.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Series I	3,382,838	$18,102,014	4,999,888	$26,982,826

Series II	204,829	1,076,577	16,305	86,476

Issued as reinvestment of dividends:
Series I	814,841	4,229,022	1,018,199	5,284,452

Series II	9,000	46,712	7,401	38,411

Issued in connection with acquisitions:(b)
Series I	6,239,174	32,616,526	—	—

Series II	1,983	10,369	—	—

Reacquired:
Series I	(4,581,051)	(23,873,729)	(7,205,545)	(38,790,689)

Series II	(6,296)	(34,092)	(19,746)	(107,228)

Net increase (decrease) in share activity	6,065,318	$32,173,399	(1,183,498)	$(6,505,752)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on May 2, 2011, the Fund acquired all the net assets of Invesco Van Kampen V.I. High Yield Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of Invesco Van Kampen V.I. High Yield Fund on April 1, 2011. The acquisition was accomplished by a tax-free exchange of 6,241,157 shares of the Fund for 2,940,652 shares outstanding of Invesco Van Kampen V.I. High Yield Fund as of the close of business on April 29, 2011. Each class of Invesco Van Kampen V.I. High Yield Fund was exchanged for the like class of shares of the Fund, based on the relative net asset value of Invesco Van Kampen V.I. High Yield Fund to the net asset value of the Fund on the close of business, April 29, 2011. Invesco Van Kampen V.I. High Yield Fund’s net assets at that date of $32,626,895 including $1,685,415 of unrealized appreciation, was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $63,972,559.

Invesco V.I. High Yield Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of		Ratio of
										expenses		expenses
			Net gains							to average		to average net		Ratio of net
	Net asset		(losses) on		Dividends					net assets		assets without		investment
	value,	Net	securities (both	Total from	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/11	$5.35	$0.18	$0.00	$0.18	$(0.37)	$(0.37)	$5.16	3.37%	$84,078	0.88	%(d)	1.12	%(d)	6.77	%(d)	48%
Year ended 12/31/10	5.22	0.43	0.26	0.69	(0.56)	(0.56)	5.35	13.57	55,803	0.95		1.17		8.04		102
Year ended 12/31/09	3.69	0.47	1.47	1.94	(0.41)	(0.41)	5.22	52.79	60,649	0.95		1.22		10.29		125
Year ended 12/31/08	5.74	0.49	(2.00)	(1.51)	(0.54)	(0.54)	3.69	(25.69)	39,918	0.95		1.22		9.19		85
Year ended 12/31/07	6.12	0.46	(0.38)	0.08	(0.46)	(0.46)	5.74	1.24	51,225	0.96		1.15		7.42		113
Year ended 12/31/06	6.03	0.45	0.19	0.64	(0.55)	(0.55)	6.12	10.74	58,336	0.96		1.18		7.22		135

Series II
Six months ended 06/30/11	5.35	0.17	0.00	0.17	(0.36)	(0.36)	5.16	3.21	1,561	1.13	(d)	1.37	(d)	6.52	(d)	48
Year ended 12/31/10	5.22	0.42	0.26	0.68	(0.55)	(0.55)	5.35	13.27	497	1.20		1.42		7.79		102
Year ended 12/31/09	3.68	0.46	1.48	1.94	(0.40)	(0.40)	5.22	52.77	464	1.20		1.47		10.04		125
Year ended 12/31/08	5.72	0.47	(1.99)	(1.52)	(0.52)	(0.52)	3.68	(26.00)	374	1.20		1.47		8.94		85
Year ended 12/31/07	6.09	0.44	(0.38)	0.06	(0.43)	(0.43)	5.72	1.01	666	1.21		1.40		7.17		113
Year ended 12/31/06	6.00	0.43	0.19	0.62	(0.53)	(0.53)	6.09	10.41	919	1.21		1.43		6.97		135

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending June 30, 2011, the portfolio turnover calculation excludes the value of securities purchased of $30,901,742 and sold of $3,261,324 in effect to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen V.I. High Yield Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $71,596 and $740 for Series I and Series II shares, respectively.

Invesco V.I. High Yield Fund

NOTE 10—Financial Highlights—(continued)

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2,4]	(06/30/11)	Period[2,5]	Ratio[3]
Series I	$1,000.00	$1,033.70	$4.44	$1,020.43	$4.41	0.88%

Series II	1,000.00	1,032.10	5.69	1,019.19	5.66	1.13

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
[3]	Effective May 2, 2011, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expense of Series I and Series II shares to 0.80% and 1.05% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.80% and 1.05% for Series I and Series II shares, respectively.
[4]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.03 and $5.29 for Series I and Series II shares, respectively.
[5]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.01 and $5.26 for Series I and Series II shares, respectively.

Invesco V.I. High Yield Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. High Yield Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA

Invesco V.I. High Yield Fund

Underlying Funds – High Current Yield Funds Index. The Board noted that performance of Series I shares of the Fund was in the fourth quintile of the performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one, three and five year periods. Invesco Advisers advised the Board that underperformance in the one year period was a result of removing bonds in the lowest rated categories from the Fund. The management team believes that such bonds are at risk of restructuring or bankruptcy and that current valuations do not warrant the risk to investors. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rates of three mutual funds managed by Invesco Advisers with comparable investment strategies.
  Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. High Yield Fund

Invesco V.I. High Yield Securities Fund
Semiannual Report to Shareholders ▪ June 30, 2011

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
MS-VIHYI-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	4.39%

Series II Shares	4.39

Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index▼ (Broad Market/Style-Specific Index)	4.98

▼Lipper Inc.
The Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index that covers U.S. corporate, fixed-rate, non-investment grade debt with at least one year to maturity and at least $150 million in par outstanding. Index weights for each issuer are capped at 2%.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Effective June 1, 2010, Class X and Class Y shares of the predecessor fund, Morgan Stanley Variable Investment High Yield Portfolio, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Series I and Series II shares, respectively, of Invesco V.I. High Yield Securities Fund. Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco V.I. High Yield Securities Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.69% and 1.94%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. High Yield Securities Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Average Annual Total Returns
As of 6/30/11

Series I Shares

Inception (3/9/84)		4.23%

10	Years	4.45

5	Years	7.22

1	Year	12.26

Series II Shares

Inception (6/5/00)		-1.17%

10	Years	4.22

5	Years	7.03

1	Year	12.26

Invesco V.I. High Yield Securities Fund

Schedule of Investments(a)

June 30, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes–84.20%
Aerospace & Defense–1.43%
Alliant Techsystems Inc., Sr. Unsec. Gtd. Sub. Notes, 6.88%, 09/15/20	$15,000	$15,638

BE Aerospace, Inc., Sr. Unsec. Notes, 6.88%, 10/01/20	85,000	89,250

Hexcel Corp., Sr. Unsec. Sub. Global Notes, 6.75%, 02/01/15	53,000	54,325

Huntington Ingalls Industries, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 03/15/18(b)	20,000	20,550

7.13%, 03/15/21(b)	30,000	30,862

Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	55,000	56,237

Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	145,000	153,700

		420,562

Airlines–2.89%
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16(b)	40,000	39,300

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18(b)	30,000	28,350

Continental Airlines Inc.,
Series 2007-1, Class C, Sec. Sub. Global Pass Through Ctfs., 7.34%, 04/19/14	207,493	208,012

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	120,748	126,786

Delta Air Lines Pass Through Trust,
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	30,000	29,100

Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15	40,000	38,000

Delta Air Lines, Inc., Sec. Notes, 12.25%, 03/15/15(b)	150,000	167,625

UAL Pass Through Trust,
Series 2007-1, Class A, Sec. Gtd. Global Pass Through Ctfs., 6.64%, 07/02/22	38,168	38,239

Series 2009-2, Class B, Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	87,002	95,702

US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	83,075	76,221

		847,335

Alternative Carriers–1.11%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	85,000	87,762

Level 3 Communications Inc., Sr. Unsec. Notes, 11.88%, 02/01/19(b)	90,000	98,550

Level 3 Escrow, Inc., Sr. Unsec. Notes, 8.13%, 07/01/19(b)	20,000	20,250

Level 3 Financing, Inc.,
Sr. Unsec. Gtd. Global Notes, 9.25%, 11/01/14	71,000	73,130

Sr. Unsec. Gtd. Notes, 9.38%, 04/01/19(b)	45,000	47,138

		326,830

Aluminum–0.30%
Century Aluminum Co., Sr. Sec. Gtd. Sub. Notes, 8.00%, 05/15/14	85,000	87,816

Apparel Retail–0.94%
Brown Shoe Co., Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	10,000	9,650

Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	90,000	97,875

Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	65,000	62,969

J Crew Group, Inc., Sr. Notes, 8.13%, 03/01/19(b)	65,000	63,375

Limited Brands, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	40,000	41,000

		274,869

Apparel, Accessories & Luxury Goods–2.39%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	80,000	77,800

Jones Group Inc. (The), Sr. Unsec. Notes, 6.88%, 03/15/19	210,000	203,437

Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	165,000	165,825

Phillips-Van Heusen Corp., Sr. Unsec. Notes, 7.38%, 05/15/20	55,000	58,988

Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	200,000	194,500

		700,550

Auto Parts & Equipment–0.67%
Allison Transmission Inc., Sr. Unsec. Gtd Notes, 7.13%, 05/15/19(b)	75,000	73,312

Dana Holding Corp., Sr. Unsec. Notes,
6.50%, 02/15/19	30,000	29,925

6.75%, 02/15/21	25,000	24,875

Tenneco Inc.,
Sr. Gtd. Global Notes, 6.88%, 12/15/20	25,000	25,500

Sr. Unsec. Gtd. Global Notes, 7.75%, 08/15/18	40,000	42,200

		195,812

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Automobile Manufacturers–0.63%
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	$155,000	$176,700

Motors Liquidation Co., Sr. Unsec. Notes, 8.38%, 07/15/33(c)	305,000	9,150

		185,850

Biotechnology–0.31%
Giant Funding Corp., Sr. Sec. Notes, 8.25%, 02/01/18(b)	30,000	30,825

Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18	30,000	30,038

STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	30,000	30,600

		91,463

Broadcasting–1.01%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	45,000	45,900

Clear Channel Communications Inc., Sr. Gtd. Notes, 9.00%, 03/01/21(b)	105,000	101,981

Nielsen Finance LLC/Co., Sr. Unsec. Gtd. Notes, 7.75%, 10/15/18(b)	140,000	147,700

		295,581

Building Products–4.58%
Associated Materials LLC, Sr. Sec. Gtd. Notes, 9.13%, 11/01/17(b)	190,000	190,000

Building Materials Corp. of America,
Sr. Notes,
6.75%, 05/01/21(b)	40,000	40,000

6.88%, 08/15/18(b)	150,000	151,875

Sr. Sec. Gtd. Notes, 7.50%, 03/15/20(b)	160,000	168,200

Gibraltar Industries Inc. Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	105,000	106,444

Nortek Inc.,
Sr. Sec. Gtd. Notes, 8.50%, 04/15/21(b)	155,000	144,150

Sr. Unsec. Gtd. Notes, 10.00%, 12/01/18(b)	75,000	75,937

Ply Gem Industries Inc.,
Sr. Sec. Gtd. Notes, 8.25%, 02/15/18(b)	125,000	120,937

Sr. Unsec. Gtd. Sub. Global Notes, 13.13%, 07/15/14	55,000	58,025

Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Sec. Notes, 8.63%, 12/01/17(b)	190,000	191,425

USG Corp.,
Sr. Gtd. Notes, 8.38%, 10/15/18(b)	10,000	9,775

Sr. Unsec. Gtd. Notes, 9.75%, 08/01/14(b)	20,000	21,100

Sr. Unsec. Notes, 9.75%, 01/15/18	65,000	64,513

		1,342,381

Cable & Satellite–1.29%
CSC Holdings LLC, Sr. Unsec. Global Notes, 8.63%, 02/15/19	140,000	158,550

EH Holding Corp.,
Sr. Sec. Notes, 6.50%, 06/15/19(b)	40,000	40,900

Sr. Unsec. Notes, 7.63%, 06/15/21(b)	25,000	25,625

Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurtlemberg GmbH & Co. K.G. (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	150,000	152,375

		377,450

Casinos & Gaming–5.78%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Notes, 7.50%, 04/15/21(b)	50,000	51,750

Boyd Gaming Corp., Sr. Notes, 9.13%, 12/01/18(b)	15,000	15,450

Caesars Entertainment Operating Co. Inc.,
Sec. Global Notes, 12.75%, 04/15/18	85,000	85,212

Sec. Gtd. Global Notes, 10.00%, 12/15/18	30,000	27,225

Sr. Sec. Gtd. Global Notes, 11.25%, 06/01/17	135,000	149,850

Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	115,000	93,725

CityCenter Holdings LLC/CityCenter Finance Corp.,
Sec. Gtd. PIK Notes, 10.75%, 01/15/17(b)	25,000	27,156

Sr. Sec. Gtd. Notes, 7.63%, 01/15/16(b)	5,000	5,175

Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Sub. Notes, 7.25%, 02/15/15(b)	20,000	20,400

Mandalay Resort Group, Sr. Unsec. Gtd. Sub. Notes, 7.63%, 07/15/13	100,000	98,500

MGM Resorts International,
Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	65,000	61,750

6.75%, 04/01/13	245,000	246,225

Sr. Unsec. Gtd. Notes, 10.00%, 11/01/16(b)	40,000	42,700

Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 08/01/17	90,000	96,750

Resort at Summerlin L.P.–Series B, Sr. Unsec. Sub. Notes, 13.00%, 12/15/07(c)	7,210,050	—

Scientific Games Corp., Sr. Unsec. Gtd. Sub. Global Notes, 8.13%, 09/15/18	15,000	15,675

Scientific Games International Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 06/15/19	125,000	136,250

Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	35,000	36,313

Snoqualmie Entertainment Authority,
Sr. Sec. Floating Rate Notes, 4.20%, 02/01/14(b)(d)	75,000	68,250

Sr. Sec. Notes, 9.13%, 02/01/15(b)	150,000	149,250

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Sec. Gtd. First Mortgage Global Notes, 7.75%, 08/15/20	95,000	103,787

Sr. Sec. Gtd. First Mortgage Global Notes, 7.88%, 05/01/20	150,000	163,969

		1,695,362

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Coal & Consumable Fuels–0.25%
Alpha Natural Resources Inc., Sr. Unsec. Gtd. Notes,
6.00%, 06/01/19	$25,000	$25,219

6.25%, 06/01/21	10,000	10,075

Consol Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	35,000	38,150

		73,444

Communications Equipment–0.57%
Avaya, Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	150,000	142,500

CommScope Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/19(b)	25,000	25,875

		168,375

Computer & Electronics Retail–0.10%
RadioShack Corp., Sr. Gtd. Notes, 6.75%, 05/15/19(b)	10,000	9,700

Rent-A-Center Inc., Sr. Unsec. Gtd Global Notes, 6.63%, 11/15/20	20,000	20,000

		29,700

Computer Storage & Peripherals–0.37%
Seagate HDD Cayman (Cayman Islands), Sr. Unsec. Gtd. Notes,
7.00%, 11/01/21(b)	30,000	29,775

7.75%, 12/15/18(b)	75,000	78,563

		108,338

Construction & Engineering–1.41%
Dycom Investments Inc., Sr. Sub. Notes, 7.13%, 01/15/21(b)	35,000	35,875

Great Lakes Dredge & Dock Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/19(b)	25,000	24,812

MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	110,000	112,750

Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	250,000	240,625

		414,062

Construction & Farm Machinery & Heavy Trucks–1.32%
Case New Holland Inc., Sr. Notes, 7.88%, 12/01/17(b)	75,000	83,062

Commercial Vehicle Group, Inc., Sr. Sec. Gtd. Notes, 7.88%, 04/15/19(b)	65,000	65,325

Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	50,000	53,750

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	130,000	141,700

Titan International Inc., Sr. Sec. Gtd. Notes, 7.88%, 10/01/17(b)	40,000	42,100

		385,937

Construction Materials–1.63%
Cemex Finance LLC, Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	100,000	104,298

Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. Notes, 9.00%, 01/11/18(b)	100,000	102,389

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	280,000	271,600

		478,287

Consumer Finance–1.39%
Ally Financial, Inc., Sr. Unsec. Gtd. Global Notes,
7.50%, 09/15/20	75,000	78,750

8.00%, 03/15/20	140,000	151,200

8.00%, 11/01/31	15,000	16,313

Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 8.00%, 12/15/16	45,000	50,962

National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	100,000	110,250

		407,475

Data Processing & Outsourced Services–0.79%
CoreLogic, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	140,000	137,200

First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	45,000	45,562

SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes,
7.38%, 11/15/18	25,000	24,938

7.63%, 11/15/20	25,000	25,312

		233,012

Department Stores–0.55%
Sears Holdings Corp., Sec. Gtd. Notes, 6.63%, 10/15/18(b)	175,000	161,437

Distillers & Vintners–0.43%
Constellation Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	115,000	125,350

Diversified Banks–0.12%
RBS Capital Trust II, Jr. Unsec. Gtd. Sub. Global Bonds, 6.43%(e)(f)	50,000	35,938

Diversified Chemicals–0.09%
Huntsman International LLC, Sr. Unsec. Gtd. Sub. Global Notes, 8.63%, 03/15/21	25,000	27,187

Diversified Metals & Mining–0.57%
Midwest Vanadium Pty Ltd. (Australia), Sr. Sec. Gtd. Notes, 11.50%, 02/15/18(b)	30,000	29,980

Mirabela Nickel Ltd. (Australia), Sr. Unsec. Gtd. Notes, 8.75%, 04/15/18(b)	15,000	14,839

Taseko Mines Ltd. (Canada), Sr. Unsec. Gtd. Notes, 7.75%, 04/15/19	5,000	5,068

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Diversified Metals & Mining–(continued)

Thompson Creek Metals Co. Inc. (Canada), Sr. Gtd. Notes, 7.38%, 06/01/18(b)	$10,000	$9,850

Vedanta Resources PLC (United Kingdom), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	100,000	108,385

		168,122

Diversified Support Services–0.05%
Mobile Mini, Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/20	15,000	15,488

Electrical Components & Equipment–0.09%
Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	25,000	26,563

Electronic Manufacturing Services–0.26%
Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	80,000	76,000

Environmental & Facilities Services–0.31%
Clean Harbors Inc., Sr. Sec. Gtd. Notes, 7.63%, 08/15/16(b)	50,000	53,500

EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	35,000	37,625

		91,125

Food Retail–0.29%
Simmons Foods Inc., Sec. Notes, 10.50%, 11/01/17(b)	80,000	85,000

Forest Products–0.28%
Millar Western Forest Products Ltd. (Canada), Sr. Notes, 8.50%, 04/01/21(b)	85,000	77,031

Sino-Forest Corp. (Canada), Sr. Gtd. Notes, 6.25%, 10/21/17(b)	10,000	4,650

		81,681

Gas Utilities–0.61%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Notes, 6.50%, 05/01/21(b)	90,000	85,050

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	90,000	94,050

		179,100

Health Care Equipment–0.52%
DJO Finance LLC/Corp.,
Sr. Unsec. Gtd. Global Notes, 10.88%, 11/15/14	90,000	95,850

Sr. Unsec. Gtd. Notes, 7.75%, 04/15/18(b)	10,000	10,125

Sr. Unsec. Gtd. Sub. Notes, 9.75%, 10/15/17(b)	20,000	20,250

Hanger Orthopedic Group Inc., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/15/18	25,000	25,562

		151,787

Health Care Facilities–1.99%
HCA, Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 02/15/20	105,000	114,713

Health Management Associates Inc., Sr. Sec. Gtd. Notes, 6.13%, 04/15/16	30,000	31,125

Healthsouth Corp., Sr. Unsec. Gtd. Notes,
7.25%, 10/01/18	60,000	62,850

7.75%, 09/15/22	35,000	36,838

Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.21%, 09/15/15(d)	45,000	43,425

Tenet Healthcare Corp., Sr. Sec. Gtd. Global Notes, 10.00%, 05/01/18	135,000	152,887

Sr. Unsec. Global Notes,
8.00%, 08/01/20	20,000	20,500

9.25%, 02/01/15	110,000	120,862

		583,200

Health Care Services–0.45%
DaVita Inc., Sr. Unsec. Gtd. Notes, 6.38%, 11/01/18	25,000	25,188

Radnet Management Inc., Sr. Unsec. Gtd. Global Notes, 10.38%, 04/01/18	80,000	82,000

Universal Hospital Services Inc., Sec. Global Notes, 8.50%, 06/01/15	25,000	25,781

		132,969

Health Care Technology–0.43%
MedAssets, Inc., Sr. Unsec. Gtd. Notes, 8.00%, 11/15/18(b)	125,000	126,250

Home Furnishings–0.27%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	80,000	78,000

Homebuilding–1.02%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes,
6.88%, 07/15/15	70,000	61,250

8.13%, 06/15/16	100,000	87,625

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	80,000	80,000

M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	35,000	34,912

Standard Pacific Corp., Sr. Sec. Gtd. Notes, 8.38%, 05/15/18	35,000	34,913

		298,700

Hotels, Resorts & Cruise Lines–0.03%
Wyndham Worldwide Corp., Sr. Unsec. Notes, 5.63%, 03/01/21	10,000	10,063

Household Products–0.28%
Central Garden & Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	80,000	83,000

Housewares & Specialties–0.03%
Jarden Corp., Sr. Unsec. Gtd. Notes, 6.13%, 11/15/22	10,000	9,975

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Independent Power Producers & Energy Traders–0.81%
AES Corp. (The), Sr. Unsec. Global Notes, 7.75%, 10/15/15	$220,000	$237,600

Industrial Machinery–0.69%
Cleaver-Brooks, Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	110,000	115,362

Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	10,000	10,175

Mueller Water Products Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 09/01/20	15,000	16,425

SPX Corp., Sr. Unsec. Gtd. Notes, 6.88%, 09/01/17(b)	55,000	58,988

		200,950

Industrial REIT’s–0.13%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	35,000	38,238

Integrated Telecommunication Services–1.18%
Integra Telecom Holdings, Inc., Sr. Sec. Notes, 10.75%, 04/15/16(b)	70,000	71,225

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.25%, 10/15/20(b)	275,000	274,312

		345,537

Internet Retail–0.30%
Travelport LLC/Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 03/01/16	100,000	88,500

Internet Software & Services–0.34%
Equinix Inc., Sr. Unsec. Notes, 8.13%, 03/01/18	90,000	98,550

Investment Banking & Brokerage–0.89%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	105,000	115,015

E*Trade Financial Corp.,
Sr. Notes, 6.75%, 06/01/16	30,000	29,588

Sr. Unsec. Notes, 7.88%, 12/01/15	115,000	115,575

		260,178

Leisure Facilities–0.09%
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	25,000	25,063

Leisure Products–0.05%
Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	15,000	15,225

Life Sciences Tools & Services–0.23%
Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	65,000	65,975

Marine–0.17%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc. (Greece), Sr. Sec. Gtd. Notes, 8.63%, 11/01/17(b)	10,000	10,236

Stena A.B. (Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16	40,000	39,250

		49,486

Metal & Glass Containers–0.14%
Ball Corp., Sr. Unsec. Gtd. Notes, 5.75%, 05/15/21	40,000	40,300

Movies & Entertainment–1.31%
AMC Entertainment Inc.,
Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	95,000	100,581

Sr. Unsec. Gtd. Sub. Notes, 9.75%, 12/01/20(b)	40,000	40,600

Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 06/15/19	60,000	66,000

NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	165,000	177,788

		384,969

Multi-Line Insurance–2.62%
American International Group, Inc., Jr. Sub. Variable Rate Global Deb., 8.18%, 05/15/58(d)	170,000	186,150

Fairfax Financial Holdings Ltd. (Canada), Sr. Notes, 5.80%, 05/15/21(b)	45,000	43,537

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Variable Rate Deb., 8.13%, 06/15/38(d)	80,000	85,873

Liberty Mutual Group Inc.,
Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	230,000	228,850

Sr. Gtd. Notes, 5.00%, 06/01/21(b)	20,000	19,159

Nationwide Mutual Insurance Co., Sub. Notes, 9.38%, 08/15/39(b)	165,000	205,992

		769,561

Multi-Sector Holdings–0.34%
Reynolds Group Issuer Inc./LLC/Luxembourg S.A., Sr. Sec. Gtd. Notes, 7.13%, 04/15/19(b)	100,000	99,750

Office Services & Supplies–0.19%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	35,000	34,475

Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	20,000	21,025

		55,500

Oil & Gas Drilling–0.19%
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	55,000	56,238

Oil & Gas Equipment & Services–0.90%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	80,000	83,900

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Oil & Gas Equipment & Services–(continued)

Calfrac Holdings L.P., Sr. Unsec. Notes, 7.50%, 12/01/20(b)	$30,000	$30,525

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	105,000	104,147

SESI, LLC, Sr. Gtd. Notes, 6.38%, 05/01/19(b)	45,000	44,100

		262,672

Oil & Gas Exploration & Production–6.83%
Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	35,000	35,350

Brigham Exploration Co., Sr. Unsec. Gtd. Notes, 6.88%, 06/01/19(b)	10,000	9,975

Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes,
8.25%, 09/01/21	130,000	132,275

8.88%, 02/01/17	90,000	92,700

Chesapeake Energy Corp.,
Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	30,000	31,875

Sr. Unsec. Gtd. Notes,
6.13%, 02/15/21	10,000	10,163

6.63%, 08/15/20	73,000	76,924

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	70,000	73,762

Concho Resources Inc., Sr. Unsec. Gtd. Notes,
6.50%, 01/15/22	30,000	30,225

7.00%, 01/15/21	25,000	25,625

Continental Resources, Inc., Sr. Unsec. Gtd. Global Notes,
7.13%, 04/01/21	30,000	31,763

7.38%, 10/01/20	70,000	74,462

8.25%, 10/01/19	50,000	54,687

Delta Petroleum Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.00%, 04/01/15	130,000	100,100

EXCO Resources, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	130,000	126,750

Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	125,000	127,969

Harvest Operations Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.88%, 10/01/17(b)	80,000	82,800

McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	155,000	168,175

Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	60,000	63,900

Petrohawk Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 08/15/18	110,000	113,025

Sr. Unsec. Gtd. Notes, 6.25%, 06/01/19(b)	100,000	97,500

Pioneer Natural Resources Co., Sr. Unsec. Notes, 6.65%, 03/15/17	70,000	76,650

Plains Exploration & Production Co., Sr. Gtd. Notes, 6.63%, 05/01/21	30,000	30,150

Sr. Unsec. Gtd. Notes, 7.63%, 06/01/18	120,000	126,600

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.75%, 06/01/21	105,000	103,294

SM Energy Co., Sr. Unsec. Notes, 6.63%, 02/15/19(b)	50,000	50,250

Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	55,000	56,306

		2,003,255

Oil & Gas Refining & Marketing–0.91%
Tesoro Corp., Sr. Unsec. Gtd. Global Bonds, 6.50%, 06/01/17	70,000	71,488

United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	195,000	195,487

		266,975

Oil & Gas Storage & Transportation–2.68%
Chesapeake Midstream Partners L.P./CHKM Finance Corp., Sr. Gtd. Notes, 5.88%, 04/15/21(b)	35,000	34,563

Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	110,000	109,450

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	60,000	64,200

Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 08/01/21(b)	65,000	65,081

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.,
Sr. Unsec. Gtd. Notes, 6.50%, 08/15/21	20,000	19,975

6.75%, 11/01/20	35,000	35,700

Series B, Sr. Unsec. Gtd. Global Notes, 8.75%, 04/15/18	175,000	190,531

Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	100,000	98,500

Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	75,000	77,719

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/21(b)	95,000	90,725

		786,444

Other Diversified Financial Services–1.40%
International Lease Finance Corp.,
Sr. Sec. Notes, 6.75%, 09/01/16(b)	65,000	69,022

7.13%, 09/01/18(b)	65,000	69,388

Sr. Unsec. Global Notes, 5.75%, 05/15/16	20,000	19,737

6.25%, 05/15/19	30,000	29,400

8.63%, 09/15/15	155,000	168,853

8.75%, 03/15/17	34,000	37,294

Sr. Unsec. Notes, 8.25%, 12/15/20	15,000	16,331

		410,025

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Packaged Foods & Meats–0.23%
Del Monte Foods Co., Sr. Unsec. Gtd. Notes, 7.63%, 02/15/19(b)	$65,000	$65,975

Paper Packaging–0.52%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	145,000	151,525

Paper Products–1.45%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	155,000	153,837

Clearwater Paper Corp., Sr. Gtd. Global Notes, 7.13%, 11/01/18	75,000	77,063

Mercer International, Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	75,000	81,000

P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	110,000	113,712

		425,612

Personal Products–0.25%
Elizabeth Arden Inc., Sr. Unsec. Global Notes, 7.38%, 03/15/21	15,000	15,675

NBTY Inc., Sr. Unsec. Gtd. Notes, 9.00%, 10/01/18(b)	35,000	36,794

Sabra Health Care L.P./Sabra Capital Corp., Sr. Unsec. Gtd. Global Notes, 8.13%, 11/01/18	20,000	20,025

		72,494

Pharmaceuticals–1.11%
Aptalis Pharma Inc., Sr. Unsec. Gtd. Global Notes, 12.75%, 03/01/16	60,000	65,925

Elan Finance PLC/Corp. (Ireland), Sr. Gtd. Notes, 8.75%, 10/15/16(b)	100,000	106,500

Endo Pharmaceuticals Holdings Inc., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/20(b)	15,000	15,300

Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	50,000	51,000

Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Notes,
6.75%, 10/01/17(b)	30,000	29,362

6.75%, 08/15/21(b)	50,000	47,375

7.00%, 10/01/20(b)	10,000	9,625

		325,087

Property & Casualty Insurance–0.27%
XL Group PLC (Ireland)–Series E, Jr. Sub. Variable Rate Global Pfd. Bonds, 6.50%(d)(e)	85,000	78,625

Railroads–0.30%
Kansas City Southern de Mexico S.A. de C.V. (Mexico),
Sr. Unsec. Global Notes, 8.00%, 02/01/18	75,000	82,038

Sr. Unsec. Notes, 6.13%, 06/15/21(b)	5,000	5,029

		87,067

Real Estate Services–0.28%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	80,000	82,600

Regional Banks–2.49%
AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	25,000	22,313

BB&T Capital Trust II, Jr. Unsec. Gtd. Sub. Global Notes, 6.75%, 06/07/36	60,000	60,155

CIT Group Inc., Sec. Bonds, 7.00%, 05/02/17(b)	245,000	244,081

Sec. Gtd. Notes, 6.63%, 04/01/18(b)	80,000	83,750

Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	150,000	141,750

Synovus Financial Corp., Unsec. Sub. Global Notes, 5.13%, 06/15/17	100,000	89,000

Zions Bancorp., Unsec. Sub. Notes, 6.00%, 09/15/15	85,000	88,187

		729,236

Research & Consulting Services–0.31%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	90,000	90,675

Semiconductor Equipment–0.73%
Amkor Technology Inc.,
Sr. Unsec. Global Notes, 7.38%, 05/01/18	150,000	154,125

Sr. Unsec. Notes, 6.63%, 06/01/21(b)	15,000	14,625

Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	45,000	44,772

		213,522

Semiconductors–0.76%
Freescale Semiconductor Inc.,
Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	109,000	118,265

Sr. Unsec. Gtd. Notes, 8.05%, 02/01/20(b)	25,000	25,125

10.75%, 08/01/20(b)	70,000	79,800

		223,190

Specialized Consumer Services–0.05%
Carriage Services Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/15	15,000	15,075

Specialized REIT’s–0.66%
Host Hotels & Resorts L.P.,
Sr. Gtd. Global Notes, 6.00%, 11/01/20	75,000	75,094

Sr. Notes, 5.88%, 06/15/19(b)	20,000	20,100

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Gtd. Notes, 6.88%, 05/01/21(b)	45,000	44,330

OMEGA Healthcare Investors Inc., Sr. Unsec. Gtd. Notes, 6.75%, 10/15/22(b)	55,000	54,450

		193,974

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Securities Fund

	Principal
	Amount		Value

Specialty Chemicals–1.13%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18		$105,000	$109,200

Nalco Co., Sr. Unsec. Gtd. Notes, 6.63%, 01/15/19(b)		25,000	25,563

NewMarket Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/16		45,000	47,109

PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20		140,000	147,875

			329,747

Specialty Stores–0.56%
Michaels Stores Inc.,
Sr. Unsec. Gtd. Notes, 7.75%, 11/01/18(b)		25,000	24,938

Sr. Unsec. Gtd. Sub. Global Notes, 13.00%, 11/01/16(g)		135,000	140,062

			165,000

Steel–0.87%
AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/15/20		110,000	113,300

FMG Resources Pty Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)		65,000	65,163

United States Steel Corp., Sr. Unsec. Notes, 7.00%, 02/01/18		55,000	55,963

7.38%, 04/01/20		20,000	20,850

			255,276

Systems Software–1.88%
Allen Systems Group, Inc., Sec. Gtd. Notes, 10.50%, 11/15/16(b)		225,000	227,250

Vangent Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.63%, 02/15/15		320,000	324,800

			552,050

Tires & Rubber–0.62%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19		170,000	180,625

Trading Companies & Distributors–2.12%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19		160,000	162,400

H&E Equipment Services, Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16		185,000	189,625

Hertz Corp. (The), Sr. Unsec. Gtd. Notes,
6.75%, 04/15/19(b)		25,000	24,625

7.38%, 01/15/21(b)		125,000	127,187

7.50%, 10/15/18(b)		40,000	41,100

Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18		35,000	35,525

RSC Equipment Rental Inc./RSC Holdings III LLC, Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/21		40,000	40,150

			620,612

Wireless Telecommunication Services–5.39%
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)		270,000	291,600

Sr. Unsec. Gtd. Conv. Notes, 8.25%, 12/01/17(b)(h)		35,000	31,238

Cricket Communications, Inc., Sr. Notes, 7.75%, 10/15/20(b)		35,000	33,950

Sr. Sec. Gtd. Global Notes, 7.75%, 05/15/16		115,000	122,044

Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20		120,000	117,900

MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes,
6.63%, 11/15/20		95,000	93,575

7.88%, 09/01/18		65,000	68,778

SBA Telecommunications Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 08/15/19		90,000	96,187

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19		365,000	378,231

Sprint Nextel Corp., Sr. Unsec. Notes, 8.38%, 08/15/17		25,000	27,438

VimpelCom (Ireland), Sec. Notes, 7.75%, 02/02/21(b)		200,000	205,585

Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)		100,000	113,940

			1,580,466

Total U.S. Dollar Denominated Bonds & Notes (Cost $31,240,655)			24,686,850

Non-U.S. Dollar Denominated Bonds & Notes–12.08%(i)
Belgium–0.47%
Ontex IV S.A., Sr. Unsec. Gtd. Notes, 9.00%, 04/15/19(b)	EUR	100,000	136,719

Canada–0.26%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	70,000	77,030

Croatia–0.41%
Agrokor D.D., Sr. Unsec. Gtd. Medium-Term Euro Notes, 10.00%, 12/07/16	EUR	80,000	121,270

Czech Republic–0.26%
CET 21 Spol. S R.O., Sr. Sec. Notes, 9.00%, 11/01/17(b)	EUR	50,000	77,244

Germany–1.49%
Hapag-Lloyd AG, Sr. Unsec. Gtd. Notes, 9.00%, 10/15/15(b)	EUR	100,000	147,961

Kabel Deutschland Vetrieb und Service GmbH & Co. K.G., Sr. Sec. Notes, 6.50%, 06/29/18(b)	EUR	100,000	145,369

KION Finance S.A., Sr. Sec. Gtd Notes, 7.88%, 04/15/18(b)	EUR	100,000	141,796

			435,126

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Securities Fund

	Principal
	Amount		Value

Ireland–1.47%
Ardagh Packaging Finance PLC, Sr. Unsec. Gtd. Notes, 9.25%, 10/15/20(b)	EUR	100,000	$148,505

Bord Gais Eireann, Sr. Unsec. Medium-Term Euro Notes, 5.75%, 06/16/14	EUR	95,000	133,773

Nara Cable Funding Ltd., Sr. Sec. Notes, 8.88%, 12/01/18(b)	EUR	100,000	146,873

			429,151

Luxembourg–2.13%
Cirsa Funding Luxembourg S.A., Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	50,000	73,890

Codere Finance Luxembourg S.A., Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	100,000	147,961

ConvaTec Healthcare S.A., Sr. Sec. Gtd. Notes, 7.38%, 12/15/17(b)	EUR	100,000	145,785

Mark IV Europe Lux SCA/Mark IV USA SCA, Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	100,000	154,489

TMD Friction Finance S.A., Sr. Sec. Gtd. Bonds, 10.75%, 05/15/17(b)	EUR	65,000	103,247

			625,372

Netherlands–1.81%
Elster Finance B.V.–REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 6.25%, 04/15/18(b)	EUR	100,000	144,697

Goodyear Dunlop Tires Europe B.V., Sr. Gtd. Notes, 6.75%, 04/15/19(b)	EUR	100,000	143,972

Polish Television Holding B.V.–REGS, Sr. Sec. Medium-Term Euro Notes, 11.25%, 05/15/17(b)(g)	EUR	50,000	75,794

Ziggo Bond Co. B.V., Sr. Sec. Gtd. Notes, 8.00%, 05/15/18(b)	EUR	110,000	164,353

			528,816

Sweden–0.27%
TVN Finance Corp. II A.B.–REGS, Sr. Unsec. Gtd. Euro Notes, 10.75%, 11/15/17(b)	EUR	50,000	80,146

United Kingdom–3.07%
Bakkavor Finance 2 PLC–REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP	100,000	138,841

ITV PLC–Series 2006-1, Tranche 1, Unsec. Gtd. Unsub. Medium-Term Euro Notes, 7.38%, 01/05/17	GBP	50,000	81,659

Kerling PLC, Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	50,000	77,063

Odeon & UCI Finco PLC,
Sr. Sec. Gtd. Floating Rate Notes, 6.44%, 08/01/18(b)(d)	EUR	100,000	140,708

Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	100,000	156,497

Pipe Holdings PLC–REGS, Sr. Sec. Euro Bonds, 9.50%, 11/01/15(b)	GBP	100,000	162,517

R&R Ice Cream PLC, Sr. Sec. Gtd. Notes, 8.38%, 11/15/17(b)	EUR	100,000	142,884

			900,169

United States–0.44%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 8.88%, 12/01/16(b)	EUR	100,000	129,829

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $3,472,937)			3,540,872

	Shares
Preferred Stocks–2.67%
Automobile Manufacturers–0.35%
General Motors Co.–Series B, $2.38 Conv. Pfd.		2,130	103,816

Consumer Finance–1.34%
Ally Financial, Inc., Series A, 8.50% Variable Rate Pfd.(d)		2,690	67,331

Series G, 7.00% Pfd.(b)		264	248,127

GMAC Capital Trust I–Series 2, 8.13% Variable Rate Pfd.(d)		3,025	77,440

			392,898

Industrial REIT’s–0.09%
DuPont Fabros Technology, Inc.–Series B, 7.63% Pfd.		1,045	26,010

Regional Banks–0.73%
Zions Bancorp.–Series C, 9.50% Pfd.		8,200	214,348

Tires & Rubber–0.16%
Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.		855	47,555

Total Preferred Stocks (Cost $694,848)			784,627

Common Stocks & Other Equity Interests–0.26%
Automobile Manufacturers–0.26%
General Motors Co.(j)		1,183	35,916

General Motors Co.–Wts. expiring 07/10/16(k)		1,075	23,005

General Motors Co.–Wts. expiring 07/10/19(k)		1,075	17,125

Total Common Stocks & Other Equity Interests (Cost $90,105)			76,046

TOTAL INVESTMENTS–99.21% (Cost $35,498,545)			29,088,395

OTHER ASSETS LESS LIABILITIES–0.79%			231,767

NET ASSETS–100.00%			$29,320,162

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Securities Fund

Investment Abbreviations:

CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
Deb.	– Debentures
EUR	– Euro
GBP	– British Pound
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
PIK	– Payment-in-Kind
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Unsub.	– Unsubordinated

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2011 was $12,685,394, which represented 43.27% of the Fund’s Net Assets.
(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at June 30, 2011 was $9,150, which represented 0.03% of the Fund’s Net Assets
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2011.
(e)	Perpetual bonds with no specified maturity date.
(f)	Interest payments have been suspended under the European Union agreement for 24 months beginning April 30, 2010.
(g)	Step coupon bonds. The interest rate represents the coupon rate at which the bonds will accrue at a specified future date.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Foreign denominated securities. Principal amounts are denominated in the currency indicated.
(j)	Non-income producing security.
(k)	Non-income producing security acquired through a corporate action.

Portfolio Composition

By credit quality, based on Net Assets
as of June 30, 2011

A	0.7%

BBB	5.0

BB	33.7

B	46.0

CCC	10.3

C	0.1

Not-rated	4.6

Cash	(0.4)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Securities Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $35,498,545)	$29,088,395

Receivable for:
Investments sold	143,077

Dividends and interest	510,504

Foreign currency contracts closed	6,599

Foreign currency contracts outstanding	29,034

Investment for trustee deferred compensation and retirement plans	2,316

Other assets	3,506

Total assets	29,783,431

Liabilities:
Payable for:
Investments purchased	166,709

Fund shares reacquired	57,351

Amount due custodian	81,617

Amount due custodian – foreign (Cost $12,042)	12,220

Accrued fees to affiliates	95,443

Accrued other operating expenses	48,033

Trustee deferred compensation and retirement plans	1,896

Total liabilities	463,269

Net assets applicable to shares outstanding	$29,320,162

Net assets consist of:
Shares of beneficial interest	$215,475,752

Undistributed net investment income	2,841,316

Undistributed net realized gain (loss)	(182,615,968)

Unrealized appreciation (depreciation)	(6,380,938)

$29,320,162

Net Assets:
Series I	$15,252,151

Series II	$14,068,011

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	12,845,106

Series II	11,871,360

Series I:
Net asset value per share	$1.19

Series II:
Net asset value per share	$1.19

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Interest	$1,182,685

Dividends	22,688

Dividends from affiliated money market funds	89

Total investment income	1,205,462

Expenses:
Advisory fees	65,166

Administrative services fees	90,507

Custodian fees	10,850

Distribution fees – Series II	19,021

Transfer agent fees	1,338

Trustees’ and officers’ fees and benefits	6,907

Professional services fees	109,046

Other	7,841

Total expenses	310,676

Less: Fees waived	(186)

Net expenses	310,490

Net investment income	894,972

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	1,251,697

Foreign currencies	3,563

Foreign currency contracts	(201,269)

1,053,991

Change in net unrealized appreciation (depreciation) of:
Investment securities	(902,311)

Foreign currencies	381

Foreign currency contracts	29,034

(872,896)

Net realized and unrealized gain	181,095

Net increase in net assets resulting from operations	$1,076,067

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Securities Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	June 30,	December 31,
	2011	2010

Operations:
Net investment income	$894,972	$2,370,243

Net realized gain (loss)	1,053,991	(43,900,656)

Change in net unrealized appreciation (depreciation)	(872,896)	44,931,025

Net increase in net assets resulting from operations	1,076,067	3,400,612

Distributions to shareholders from net investment income:
Series I	—	(1,323,198)

Series II	—	(1,325,494)

Total distributions from net investment income	—	(2,648,692)

Share transactions–net:
Series I	(1,343,880)	(1,163,101)

Series II	(2,588,576)	(958,872)

Net increase (decrease) in net assets resulting from share transactions	(3,932,456)	(2,121,973)

Net increase (decrease) in net assets	(2,856,389)	(1,370,053)

Net assets:
Beginning of period	32,176,551	33,546,604

End of period (includes undistributed net investment income of $2,841,316 and $1,946,344, respectively)	$29,320,162	$32,176,551

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. High Yield Securities Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-eight separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is to provide a high level of current income by investing in a diversified portfolio consisting principally of fixed-income securities, which may include both non-convertible and convertible debt securities and preferred stocks. As a secondary objective the Fund will seek capital appreciation, but only when consistent with its primary objective.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by

Invesco V.I. High Yield Securities Fund

independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to

Invesco V.I. High Yield Securities Fund

federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Lower-Rated Securities — The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.42%

Next $250 million	0.345%

Next $250 million	0.295%

Next $1 billion	0.27%

Next $1 billion	0.245%

Over $3 billion	0.22%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Invesco V.I. High Yield Securities Fund

  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.75% and Series II shares to 2.00% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2011, the Adviser waived advisory fees of $186.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2011, Invesco was paid $24,795 for accounting and fund administrative services and reimbursed $65,712 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2011, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$612,546	$248,127	$—	$860,673

Corporate Debt Securities	—	28,227,722	0	28,227,722

	$612,546	$28,475,849	$0	$29,088,395

Foreign Currency Contracts*	—	29,034	—	29,034

Total Investments	$612,546	$28,504,883	$0	$29,117,429

*	Unrealized appreciation.

Invesco V.I. High Yield Securities Fund

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2011:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Currency risk
Foreign currency contracts(a)	$32,995	$(3,961)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the Foreign currency contracts outstanding.

Effect of Derivative Instruments for the six months ended June 30, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Foreign Currency Contracts*

Realized Gain (Loss)
Currency risk	$(201,269)

Change in Unrealized Appreciation
Currency risk	29,034

Total	$(172,235)

*	The average value of foreign currency contracts outstanding during the period was $2,557,605.

Open Foreign Currency Contracts
Settlement		Contract to					Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation

08/09/2011	Bank of Montreal	EUR	1,855,000	USD	2,707,618	$2,687,660	$19,958

08/19/2011	RBC Capital Markets Corp.	GBP	332,000	USD	541,625	532,549	9,076

Total open foreign currency contracts							$29,034

Closed Foreign Currency Contracts
Closed		Contract to
Date	Counterparty	Deliver		Receive		Value	Realized Gain

05/20/2011	Bank of Montreal	USD	189,380	EUR	134,000	$195,979	$6,599

Total foreign currency contracts							$35,633

Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $652 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

Invesco V.I. High Yield Securities Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2011	$81,457,642

December 31, 2012	24,097,704

December 31, 2013	15,736,680

December 31, 2014	6,219,062

December 31, 2016	1,794,343

December 31, 2017	10,401,018

December 31, 2018	43,961,613

Total capital loss carryforward	$183,668,062

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $14,066,903 and $16,431,027, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,092,189

Aggregate unrealized (depreciation) of investment securities	(7,790,352)

Net unrealized appreciation (depreciation) of investment securities	$(6,698,163)

Cost of investments for tax purposes is $35,786,558.

Invesco V.I. High Yield Securities Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Series I	332,243	$395,016	685,783	$764,001

Series II	79,803	94,816	598,859	659,318

Issued as reinvestment of dividends:
Series I	—	—	1,272,306	1,323,198

Series II	—	—	1,274,514	1,325,494

Reacquired:
Series I	(1,462,017)	(1,738,896)	(2,886,241)	(3,250,300)

Series II	(2,264,380)	(2,683,392)	(2,643,132)	(2,943,684)

Net increase (decrease) in share activity	(3,314,351)	$(3,932,456)	(1,697,911)	$(2,121,973)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 93% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. High Yield Securities Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
									expenses		expenses
			Net gains						to average		to average net		Ratio of net
	Net asset		(losses) on		Dividends				net assets		assets without		investment
	value,	Net	securities (both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	Return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/11	$1.15	$0.03	$0.01	$0.04	$—	$1.19	3.48%	$15,252	1.88	%(d)	1.88	%(d)	5.89	%(d)	46%
Year ended 12/31/10	1.13	0.08	0.04	0.12	(0.10)	1.15	10.19	16,049	1.97		1.98		7.37		116
Year ended 12/31/09	0.85	0.09	0.27	0.36	(0.08)	1.13	44.56	16,824	1.74	(e)	1.75	(e)	8.76	(e)	75
Year ended 12/31/08	1.13	0.07	(0.33)	(0.26)	(0.02)	0.85	(23.13)	13,226	1.48	(e)	1.48	(e)	6.90	(e)	44
Year ended 12/31/07	1.16	0.08	(0.03)	0.05	(0.08)	1.13	4.17	21,625	1.18		1.18		6.48		26
Year ended 12/31/06	1.14	0.08	0.02	0.10	(0.08)	1.16	9.29	27,907	0.95		0.95		6.78		23

Series II
Six months ended 06/30/11	1.15	0.03	0.01	0.04	—	1.19	3.48	14,068	2.13	(d)	2.13	(d)	5.64	(d)	46
Year ended 12/31/10	1.13	0.08	0.03	0.11	(0.09)	1.15	10.36	16,128	2.22		2.23		7.12		116
Year ended 12/31/09	0.85	0.08	0.28	0.36	(0.08)	1.13	44.27	16,723	1.99	(e)	2.00	(e)	8.51	(e)	75
Year ended 12/31/08	1.13	0.07	(0.33)	(0.26)	(0.02)	0.85	(23.20)	13,973	1.73	(e)	1.73	(e)	6.65	(e)	44
Year ended 12/31/07	1.16	0.07	(0.03)	0.04	(0.07)	1.13	3.90	24,433	1.43		1.43		6.23		26
Year ended 12/31/06	1.14	0.08	0.02	0.10	(0.08)	1.16	9.01	30,764	1.20		1.20		6.53		23

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $15,945 and $15,343 for Series I and Series II shares, respectively.
(e)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the ratios are 0.01% and less than 0.005% for the years ended December 31, 2009 and 2008, respectively.

Invesco V.I. High Yield Securities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
Series I	$1,000.00	$1,043.90	$9.53	$1,015.47	$9.39	1.88%

Series II	1,000.00	1,043.90	10.79	1,014.23	10.64	2.13

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. High Yield Securities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. High Yield Securities Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper

Invesco V.I. High Yield Securities Fund

performance universe and against the Lipper VA Underlying Funds – High Current Yield Funds Index. The Board noted that performance of Series I shares of the Fund was in the fifth quintile of the performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one year period and above for the three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rates of two mutual funds and the same as the rate of one mutual fund managed by Invesco Advisers with comparable investment strategies.
  Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. High Yield Securities Fund

Invesco V.I. International Growth Fund
 Semiannual Report to Shareholders ▪ June 30, 2011

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VIIGR-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	6.63%

Series II Shares	6.49

MSCI EAFE Index▼ (Broad Market Index)	4.98

MSCI EAFE Growth Index▼ (Style-Specific Index)	4.38

Lipper VUF International Growth Funds Index▼(Peer Group Index)	3.89

▼	Lipper Inc.
The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The MSCI EAFE® Growth Index is an unmanaged index considered representative of growth stocks of Europe, Australasia and the Far East.
     The Lipper VUF International Growth Funds Index is an unmanaged index considered representative of international growth variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Series II shares incepted on September 19, 2001. Performance shown prior to that date is that of Series I shares, restated to reflect the higher 12b-1 fees applicable to Series II. Series I performance reflects any applicable fee waivers or expense reimbursements. The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.04% and 1.29%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. International Growth Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return. The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246.
     As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Average Annual Total Returns
As of 6/30/11

Series I Shares

Inception (5/5/93)		7.98%

10	Years	7.34

5	Years	5.56

1	Year	31.46

Series II Shares

10	Years	7.06%

5	Years	5.29

1	Year	31.12

Invesco V.I. International Growth Fund

Schedule of Investments

June 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–92.21%
Australia–6.58%
BHP Billiton Ltd.	511,912	$24,193,506

Brambles Ltd.	1,264,000	9,819,453

Cochlear Ltd.	121,838	9,408,331

CSL Ltd.	317,513	11,258,011

QBE Insurance Group Ltd.	572,346	10,625,121

WorleyParsons Ltd.	594,935	18,063,361

		83,367,783

Belgium–1.53%
Anheuser-Busch InBev N.V.	334,791	19,425,913

Brazil–2.34%
Banco Bradesco S.A.–ADR	986,833	20,220,208

Petroleo Brasileiro S.A.–ADR	306,858	9,414,403

		29,634,611

Canada–5.98%
Agrium Inc.	93,912	8,247,001

Canadian National Railway Co.	127,070	10,164,019

Canadian Natural Resources Ltd.	248,868	10,433,154

Cenovus Energy Inc.	314,886	11,884,955

Encana Corp.	235,266	7,264,850

Fairfax Financial Holdings Ltd.	24,717	9,892,951

Suncor Energy, Inc.	290,346	11,380,214

Talisman Energy, Inc.	317,458	6,520,990

		75,788,134

China–1.50%
Industrial & Commercial Bank of China Ltd.–Class H	24,779,000	18,973,119

Denmark–1.66%
Novo Nordisk A/S–Class B	168,041	21,073,994

France–7.21%
BNP Paribas	214,995	16,600,933

Cap Gemini S.A.	251,134	14,717,517

Cie Generale des Etablissements Michelin–Class B	102,833	10,059,994

Danone S.A.	222,465	16,603,313

Eutelsat Communications	193,492	8,701,064

Lafarge S.A.	142,982	9,114,619

Publicis Groupe S.A.	125,797	7,024,566

Total S.A.	147,683	8,543,451

		91,365,457

Germany–5.56%
Adidas AG	247,785	19,661,200

Bayer AG	127,680	10,268,187

Bayerische Motoren Werke AG	141,578	14,112,119

Fresenius Medical Care AG & Co. KGaA	178,730	13,365,149

SAP AG	215,673	13,061,707

		70,468,362

Hong Kong–1.49%
Hutchison Whampoa Ltd.	1,264,000	13,704,273

Li & Fung Ltd.	2,588,620	5,206,298

		18,910,571

India–1.19%
Infosys Technologies Ltd.	231,895	15,118,914

Israel–1.63%
Teva Pharmaceutical Industries Ltd.–ADR	428,115	20,643,705

Japan–9.85%
Canon, Inc.	402,800	19,211,835

Denso Corp.	456,200	16,941,255

FANUC Corp.	90,000	15,010,445

Keyence Corp.	44,400	12,594,646

Komatsu Ltd.	351,937	10,951,938

Nidec Corp.	139,895	13,061,041

Toyota Motor Corp.	355,400	14,966,124

Yamada Denki Co., Ltd.	270,210	22,047,188

		124,784,472

Mexico–2.98%
America Movil SAB de C.V.–Series L–ADR	308,653	16,630,224

Fomento Economico Mexicano, S.A.B. de C.V.–ADR	173,406	11,529,765

Grupo Televisa S.A.B. de C.V.–ADR	390,116	9,596,854

		37,756,843

Netherlands–2.14%
Koninklijke (Royal) KPN N.V.	168,309	2,448,815

Koninklijke Ahold N.V.	881,466	11,848,013

Unilever N.V.	391,860	12,849,408

		27,146,236

Russia–1.51%
Gazprom OAO–ADR	988,451	14,477,405

VimpelCom Ltd.–ADR	361,000	4,606,360

		19,083,765

Singapore–2.69%
Keppel Corp. Ltd.	2,045,662	18,509,706

United Overseas Bank Ltd.	966,000	15,520,187

		34,029,893

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. International Growth Fund

	Shares	Value

South Korea–2.89%
Hyundai Mobis	62,624	$23,462,371

NHN Corp.(a)	74,249	13,171,296

		36,633,667

Sweden–3.62%
Kinnevik Investment A.B., Class B	281,253	6,249,177

Swedbank A.B.–Class A	629,871	10,588,495

Telefonaktiebolaget LM Ericsson–Class B	997,696	14,353,489

Volvo A.B.–Class B	837,274	14,631,176

		45,822,337

Switzerland–7.91%
ABB Ltd.(a)	484,602	12,567,599

Julius Baer Group Ltd.(a)	305,016	12,601,958

Nestle S.A.	365,993	22,749,386

Novartis AG	340,808	20,879,862

Roche Holding AG	102,453	17,148,628

Syngenta AG(a)	42,316	14,286,558

		100,233,991

Taiwan–1.99%
Hon Hai Precision Industry Co., Ltd.	2,556,680	8,818,880

Taiwan Semiconductor Manufacturing Co. Ltd.–ADR	1,298,663	16,376,140

		25,195,020

Turkey–0.64%
Akbank T.A.S.	1,754,124	8,105,933

United Kingdom–19.32%
BG Group PLC	750,286	17,028,577

British American Tobacco PLC	388,041	17,009,886

Centrica PLC	3,081,981	15,993,288

Compass Group PLC	2,517,241	24,282,945

Imperial Tobacco Group PLC	701,640	23,323,651

Informa PLC	1,624,730	11,268,538

International Power PLC	2,324,616	12,003,403

Kingfisher PLC	2,701,380	11,585,752

Next PLC	340,090	12,691,674

Reed Elsevier PLC	1,642,874	14,942,335

Royal Dutch Shell PLC–Class B	453,570	16,191,281

Shire PLC	574,975	17,950,257

Smith & Nephew PLC	1,084,876	11,579,874

Tesco PLC	2,397,722	15,487,087

Vodafone Group PLC	4,592,272	12,205,702

WPP PLC	894,841	11,203,212

		244,747,462

Total Common Stocks & Other Equity Interests (Cost $784,575,255)		1,168,310,182

Money Market Funds–7.33%
Liquid Assets Portfolio–Institutional Class(b)	46,466,618	46,466,618

Premier Portfolio–Institutional Class(b)	46,466,618	46,466,618

Total Money Market Funds (Cost $92,933,236)		92,933,236

TOTAL INVESTMENTS–99.54% (Cost $877,508,491)		1,261,243,418

OTHER ASSETS LESS LIABILITIES–0.46%		5,873,051

NET ASSETS–100.00%		$1,267,116,469

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2011

Consumer Discretionary	18.8%

Health Care	12.1

Consumer Staples	11.9

Energy	10.4

Financials	10.2

Information Technology	10.1

Industrials	9.3

Materials	4.4

Telecommunication Services	2.8

Utilities	2.2

Money Market Funds Plus Other Assets Less Liabilities	7.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. International Growth Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $784,575,255)	$1,168,310,182

Investments in affiliated money market funds, at value and cost	92,933,236

Total investments, at value (Cost $877,508,491)	1,261,243,418

Cash	47,023

Foreign currencies, at value (Cost $885,961)	893,717

Receivable for:
Investments sold	2,008,819

Fund shares sold	1,886,414

Dividends	6,312,506

Investment for trustee deferred compensation and retirement plans	62,816

Other assets	190

Total assets	1,272,454,903

Liabilities:
Payable for:
Fund shares reacquired	3,040,292

Accrued fees to affiliates	1,856,303

Accrued other operating expenses	281,154

Trustee deferred compensation and retirement plans	160,685

Total liabilities	5,338,434

Net assets applicable to shares outstanding	$1,267,116,469

Net assets consist of:
Shares of beneficial interest	$1,122,561,349

Undistributed net investment income	17,066,939

Undistributed net realized gain (loss)	(256,798,926)

Unrealized appreciation	384,287,107

$1,267,116,469

Net Assets:
Series I	$616,614,713

Series II	$650,501,756

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	20,451,547

Series II	21,784,548

Series I:
Net asset value per share	$30.15

Series II:
Net asset value per share	$29.86

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,972,025)	$24,085,432

Dividends from affiliated money market funds	39,158

Interest	34,115

Total investment income	24,158,705

Expenses:
Advisory fees	4,225,912

Administrative services fees	1,599,327

Custodian fees	189,056

Distribution fees–Series II	746,203

Transfer agent fees	35,240

Trustees’ and officers’ fees and benefits	26,021

Other	58,466

Total expenses	6,880,225

Less: Fees waived	(53,842)

Net expenses	6,826,383

Net investment income	17,332,322

Realized and unrealized gain from:
Net realized gain (loss) from:
Investment securities	40,745,608

Foreign currencies	(287,569)

Foreign currency contracts	828

40,458,867

Change in net unrealized appreciation of:
Investment securities (net of foreign taxes on holdings of $2,324,743)	16,314,440

Foreign currencies	256,745

16,571,185

Net realized and unrealized gain	57,030,052

Net increase in net assets resulting from operations	$74,362,374

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. International Growth Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	June 30,	December 31,
	2011	2010

Operations:
Net investment income	$17,332,322	$18,371,750

Net realized gain (loss)	40,458,867	(17,156,987)

Change in net unrealized appreciation	16,571,185	41,178,093

Net increase in net assets resulting from operations	74,362,374	42,392,856

Distributions to shareholders from net investment income:
Series I	(8,703,100)	(11,906,519)

Series II	(6,565,728)	(9,115,881)

Total distributions from net investment income	(15,268,828)	(21,022,400)

Share transactions–net:
Series I	987,466	(19,927,647)

Series II	51,205,717	(903,010,172)

Net increase (decrease) in net assets resulting from share transactions	52,193,183	(922,937,819)

Net increase (decrease) in net assets	111,286,729	(901,567,363)

Net assets:
Beginning of period	1,155,829,740	2,057,397,103

End of period (includes undistributed net investment income of $17,066,939 and $15,003,445, respectively)	$1,267,116,469	$1,155,829,740

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. International Growth Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-eight separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco V.I. International Growth Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Invesco V.I. International Growth Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.75%

Over $250 million	0.70%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective May 2, 2011, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.11% and Series II shares to 1.36% of average daily net assets. Prior to May 2, 2011, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2011, the Adviser waived advisory fees of $53,842.

Invesco V.I. International Growth Fund

  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2011, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2011, Invesco was paid $141,774 for accounting and fund administrative services and reimbursed $1,457,553 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2011, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$20,666,342	$62,701,441	$—	$83,367,783

Belgium	19,425,913	—	—	19,425,913

Brazil	29,634,611	—	—	29,634,611

Canada	75,788,134	—	—	75,788,134

China	—	18,973,119	—	18,973,119

Denmark	—	21,073,994	—	21,073,994

France	84,340,891	7,024,566	—	91,365,457

Germany	56,356,243	14,112,119	—	70,468,362

Hong Kong	—	18,910,571	—	18,910,571

India	—	15,118,914	—	15,118,914

Israel	20,643,705	—	—	20,643,705

Japan	—	124,784,472	—	124,784,472

Mexico	37,756,843	—	—	37,756,843

Netherlands	27,146,236	—	—	27,146,236

Russia	4,606,360	14,477,405	—	19,083,765

Invesco V.I. International Growth Fund

	Level 1*	Level 2*	Level 3	Total

Singapore	$—	$34,029,893	$—	$34,029,893

South Korea	23,462,371	13,171,296	—	36,633,667

Sweden	31,468,848	14,353,489	—	45,822,337

Switzerland	100,233,991	—	—	100,233,991

Taiwan	16,376,140	8,818,880	—	25,195,020

Turkey	8,105,933	—	—	8,105,933

United Kingdom	202,112,338	42,635,124	—	244,747,462

United States	92,933,236	—	—	92,933,236

	$851,058,135	$410,185,283	$—	$1,261,243,418

*	Transfers occurred between level 1 and level 2 due to foreign fair value adjustments.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $1,499 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2016	$87,932,439

December 31, 2017	143,189,697

December 31, 2018	37,802,555

Total capital loss carryforward	$268,924,691

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 2, 2011, the date of reorganization of Invesco Van Kampen V.I. International Growth Equity Fund into the Fund and realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

Invesco V.I. International Growth Fund

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $175,247,379 and $175,195,532, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$358,577,075

Aggregate unrealized (depreciation) of investment securities	(3,175,251)

Net unrealized appreciation of investment securities	$355,401,824

Cost of investments for tax purposes is $905,841,594.

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Series I	2,181,242	$64,470,467	3,482,926	$94,266,556

Series II	2,204,312	64,208,102	6,653,404	171,405,013

Issued as reinvestment of dividends:
Series I	292,246	8,703,100	445,770	11,906,519

Series II	222,492	6,565,728	345,168	9,115,882

Issued in connection with acquisitions:(b)
Series I	426	13,190	—	—

Series II	1,107,888	34,002,342	—	—

Reacquired:
Series I	(2,453,663)	(72,199,291)	(4,909,461)	(126,100,722)

Series II	(1,841,444)	(53,570,455)	(45,442,204)	(1,083,531,067)

Net increase (decrease) in share activity	1,713,499	$52,193,183	(39,424,397)	$(922,937,819)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 46% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the open of business on May 2, 2011, the Fund acquired all the net assets of Invesco Van Kampen V.I. International Growth Equity Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of Invesco Van Kampen V.I. International Growth Equity Fund on April 1, 2011. The acquisition was accomplished by a tax-free exchange of 1,108,314 shares of the Fund for 3,524,810 shares outstanding of Invesco Van Kampen V.I. International Growth Equity Fund as of the close of business on April 29, 2011. Each class of Invesco Van Kampen V.I. International Growth Equity Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of Invesco Van Kampen V.I. International Growth Equity Fund to the net asset value of the Fund on the close of business, April 29, 2011. Invesco Van Kampen V.I. International Growth Equity Fund’s net assets at that date of $34,015,532 including $7,388,865 of unrealized appreciation, was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $1,248,419,884. The net assets of the Fund immediately following the acquisition were $1,282,435,416.

Invesco V.I. International Growth Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/11	$28.69	$0.44	$1.46	$1.90	$(0.44)	$—	$(0.44)	$30.15	6.63%	$616,615	1.02	%(d)	1.03	%(d)	3.04	%(d)	15%
Year ended 12/31/10	26.01	0.38	2.92	3.30	(0.62)	—	(0.62)	28.69	12.86	586,219	1.03		1.04		1.46		38
Year ended 12/31/09	19.49	0.32	6.55	6.87	(0.35)	—	(0.35)	26.01	35.24	556,883	1.02		1.04		1.47		27
Year ended 12/31/08	33.63	0.54	(14.16)	(13.62)	(0.15)	(0.37)	(0.52)	19.49	(40.38)	446,437	1.05		1.06		1.96		44
Year ended 12/31/07	29.44	0.34	3.98	4.32	(0.13)	—	(0.13)	33.63	14.68	792,779	1.06		1.07		1.06		20
Year ended 12/31/06	23.17	0.23	6.32	6.55	(0.28)	—	(0.28)	29.44	28.28	563,460	1.10		1.10		0.90		34

Series II
Six months ended 06/30/11	28.35	0.40	1.44	1.84	(0.33)	—	(0.33)	29.86	6.49	650,502	1.27	(d)	1.28	(d)	2.79	(d)	15
Year ended 12/31/10	25.63	0.31	2.89	3.20	(0.48)	—	(0.48)	28.35	12.61	569,610	1.28		1.29		1.21		38
Year ended 12/31/09	19.23	0.27	6.44	6.71	(0.31)	—	(0.31)	25.63	34.91	1,500,514	1.27		1.29		1.22		27
Year ended 12/31/08	33.24	0.45	(13.96)	(13.51)	(0.13)	(0.37)	(0.50)	19.23	(40.55)	793,365	1.30		1.31		1.71		44
Year ended 12/31/07	29.16	0.26	3.94	4.20	(0.12)	—	(0.12)	33.24	14.41	745,206	1.31		1.32		0.81		20
Year ended 12/31/06	23.00	0.17	6.25	6.42	(0.26)	—	(0.26)	29.16	27.92	163,657	1.35		1.35		0.65		34

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending June 30, 2011, the portfolio turnover calculation excludes the value of securities purchased of $23,376,285 and sold of $7,185,188 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen V.I. International Growth Equity Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $597,643 and $601,910 for Series I and Series II, respectively.

Invesco V.I. International Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
Series I	$1,000.00	$1,066.30	$5.23	$1,019.74	$5.11	1.02%

Series II	1,000.00	1,064.90	6.50	1,018.50	6.36	1.27

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. International Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. International Growth Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper

Invesco V.I. International Growth Fund

performance universe and against the Lipper VA Underlying Funds – International Growth Funds Index. The Board noted that performance of Series I shares of the Fund was in the fourth quintile of the performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective fee rate was below the effective fee rate of the other mutual fund advised by Invesco Advisers with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. International Growth Fund

Invesco V.I. Leisure Fund
Semiannual Report to Shareholders ▪ June 30, 2011

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
I-VILEI-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	6.80%

Series II Shares	6.68

S&P 500 Index▼(Broad Market Index)	6.01

S&P 500 Consumer Discretionary Index▼(Style-Specific Index)	8.33

▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The S&P 500 Consumer Discretionary Index is an unmanaged index considered representative of the consumer discretionary market.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/11

Series I Shares

Inception (4/30/02)	4.48%

5 Years	2.82

1 Year	37.52

Series II Shares

Inception	4.24%

5 Years	2.58

1 Year	37.17

Series II shares incepted on April 30, 2004. Performance shown prior to that date is that of Series I shares, restated to reflect the higher 12b-1 fees applicable to Series II. Series I performance reflects any applicable fee waivers or expense reimbursements. The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.01% and 1.26%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.65% and 1.90%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Leisure Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2012. See current prospectus for more information.

Invesco V.I. Leisure Fund

Schedule of Investments

June 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.18%(a)
Advertising–2.72%
Interpublic Group of Cos., Inc. (The)	33,026	$412,825

National CineMedia, Inc.	8,516	144,005

		556,830

Apparel Retail–2.74%
Abercrombie & Fitch Co.–Class A	4,017	268,818

Prada S.P.A. (Italy)(b)	48,500	292,619

		561,437

Apparel, Accessories & Luxury Goods–1.22%
Coach, Inc.	3,917	250,414

Auto Parts & Equipment–3.98%
Autoliv, Inc. (Sweden)	5,043	395,623

Johnson Controls, Inc.	10,066	419,350

		814,973

Automobile Manufacturers–4.08%
Ford Motor Co.(b)	35,414	488,359

Honda Motor Co., Ltd. (Japan)	9,035	348,306

		836,665

Automotive Retail–2.16%
CarMax, Inc.(b)	13,361	441,848

Broadcasting–4.05%
CBS Corp.–Class B	13,250	377,493

Scripps Networks Interactive Inc.–Class A	9,264	452,824

		830,317

Cable & Satellite–9.86%
Comcast Corp.–Class A	32,660	827,604

DIRECTV–Class A(b)	16,863	856,978

Time Warner Cable, Inc.	4,318	336,977

		2,021,559

Casinos & Gaming–7.06%
Las Vegas Sands Corp.(b)	10,781	455,066

MGM Resorts International(b)	8,732	115,350

Penn National Gaming, Inc.(b)	21,748	877,314

		1,447,730

Computer Hardware–2.03%
Apple, Inc.(b)	1,237	415,224

Department Stores–5.06%
Kohl’s Corp.	8,438	421,984

Macy’s, Inc.	13,803	403,600

Nordstrom, Inc.	4,491	210,808

		1,036,392

Footwear–2.97%
Deckers Outdoor Corp.(b)	2,189	192,938

NIKE, Inc.–Class B	4,621	415,798

		608,736

Home Furnishings–3.55%
Mohawk Industries, Inc.(b)	12,137	728,099

Home Improvement Retail–2.71%
Home Depot, Inc. (The)	15,332	555,325

Homefurnishing Retail–1.07%
Bed Bath & Beyond Inc.(b)	3,775	220,347

Hotels, Resorts & Cruise Lines–6.58%
Choice Hotels International, Inc.	4,839	161,429

Hyatt Hotels Corp.–Class A(b)	8,514	347,542

Marriott International Inc.–Class A	15,456	548,533

Starwood Hotels & Resorts Worldwide, Inc.	5,211	292,024

		1,349,528

Hypermarkets & Super Centers–1.42%
Costco Wholesale Corp.	3,585	291,245

Internet Retail–5.45%
Amazon.com, Inc.(b)	3,385	692,198

Netflix, Inc.(b)	813	213,567

Priceline.com, Inc.(b)	415	212,451

		1,118,216

Internet Software & Services–3.96%
Baidu, Inc.–ADR (China)(b)	4,116	576,775

Google, Inc.–Class A(b)	312	157,991

Yandex N.V. (Netherlands)(b)(c)	2,147	76,240

		811,006

Motorcycle Manufacturers–1.08%
Harley-Davidson, Inc.	5,419	222,016

Movies & Entertainment–9.32%
Time Warner Inc.	10,246	372,647

Viacom Inc.–Class A(c)	6,907	397,014

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Leisure Fund

	Shares	Value

Movies & Entertainment–(continued)

Viacom Inc.–Class B	8,339	$425,289

Walt Disney Co. (The)	18,310	714,823

		1,909,773

Restaurants–8.00%
Buffalo Wild Wings, Inc.(b)	3,251	215,574

Chipotle Mexican Grill, Inc.(b)	848	261,345

Darden Restaurants, Inc.	7,415	368,971

P.F. Chang’s China Bistro, Inc.	4,397	176,935

Starbucks Corp.	15,647	617,900

		1,640,725

Soft Drinks–1.01%
Hansen Natural Corp.(b)	2,548	206,261

Specialized Consumer Services–1.85%
Weight Watchers International, Inc.	5,033	379,840

Specialty Stores–1.95%
Tiffany & Co.	5,096	400,138

Systems Software–3.30%
Rovi Corp.(b)	11,813	677,594

Total Common Stocks & Other Equity Interests (Cost $15,417,916)		20,332,238

Money Market Funds–0.67%
Liquid Assets Portfolio–Institutional Class(d)	68,023	68,023

Premier Portfolio–Institutional Class(d)	68,024	68,024

Total Money Market Funds (Cost $136,047)		136,047

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.84% (Cost $15,553,963)		20,468,285

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.74%
Liquid Assets Portfolio–Institutional Class (Cost $357,190)(d)(e)	357,190	357,190

TOTAL INVESTMENTS–101.59% (Cost $15,911,153)		20,825,475

OTHER ASSETS LESS LIABILITIES–(1.59)%		(324,954)

NET ASSETS–100.00%		$20,500,521

Investment Abbreviation:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2011.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2011

Consumer Discretionary	87.5%

Information Technology	9.3

Consumer Staples	2.4

Money Market Funds Plus Other Assets Less Liabilities	0.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Leisure Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $15,417,916)*	$20,332,238

Investments in affiliated money market funds, at value and cost	493,237

Total investments, at value (Cost $15,911,153)	20,825,475

Receivable for:
Investments sold	417,263

Dividends	17,124

Investment for trustee deferred compensation and retirement plans	13,978

Other assets	1,111

Total assets	21,274,951

Liabilities:
Payable for:
Investments purchased	295,710

Fund shares reacquired	53,136

Collateral upon return of securities loaned	357,190

Accrued fees to affiliates	30,000

Accrued other operating expenses	21,260

Trustee deferred compensation and retirement plans	17,134

Total liabilities	774,430

Net assets applicable to shares outstanding	$20,500,521

Net assets consist of:
Shares of beneficial interest	$18,169,030

Undistributed net investment income	70,399

Undistributed net realized gain (loss)	(2,653,215)

Unrealized appreciation	4,914,307

$20,500,521

Net Assets:
Series I	$20,184,490

Series II	$316,031

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	2,381,094

Series II	37,373

Series I:
Net asset value per share	$8.48

Series II:
Net asset value per share	$8.46

*	At June 30, 2011, securities with an aggregate value of $349,964 were on loan to brokers.
Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $259)	$111,688

Dividends from affiliated money market funds (includes securities lending income of $6,418)	6,529

Total investment income	118,217

Expenses:
Advisory fees	76,439

Administrative services fees	50,244

Custodian fees	6,436

Distribution fees — Series II	253

Transfer agent fees	1,580

Trustees’ and officers’ fees and benefits	8,198

Professional services fees	16,251

Other	7,561

Total expenses	166,962

Less: fees waived	(64,021)

Net expenses	102,940

Net investment income	15,277

Realized and unrealized gain from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $85,725)	1,437,756

Foreign currencies	(428)

1,437,328

Change in net unrealized appreciation (depreciation) of:
Investment securities	(108,359)

Foreign currencies	84

(108,275)

Net realized and unrealized gain	1,329,053

Net increase in net assets resulting from operations	$1,344,330

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Leisure Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	June 30,	December 31,
	2011	2010

Operations:
Net investment income	$15,277	$82,921

Net realized gain	1,437,328	1,755,492

Change in net unrealized appreciation (depreciation)	(108,275)	2,139,829

Net increase in net assets resulting from operations	1,344,330	3,978,242

Distributions to shareholders from net investment income:
Series I	—	(104,603)

Series II	—	(460)

Total distributions from net investment income	—	(105,063)

Share transactions–net:
Series I	(1,917,545)	(3,420,143)

Series II	156,069	122,973

Net increase (decrease) in net assets resulting from share transactions	(1,761,476)	(3,297,170)

Net increase (decrease) in net assets	(417,146)	576,009

Net assets:
Beginning of period	20,917,667	20,341,658

End of period (includes undistributed net investment income of $70,399 and $55,122, respectively)	$20,500,521	$20,917,667

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Leisure Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-eight separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco V.I. Leisure Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Invesco V.I. Leisure Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos are often subject to high price volatility and are considered speculative. Securities of companies that make video and electronic games may be affected by the games’ risk of rapid obsolescence.
J.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
L.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. Leisure Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.75%

Next $250 million	0.74%

Next $500 million	0.73%

Next $1.5 billion	0.72%

Next $2.5 billion	0.71%

Next $2.5 billion	0.70%

Next $2.5 billion	0.69%

Over $10 billion	0.68%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.01% and Series II shares to 1.26% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2011, the Adviser waived advisory fees of $64,021.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2011, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2011, Invesco was paid $24,794 for accounting and fund administrative services and reimbursed $25,450 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2011, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs

Invesco V.I. Leisure Fund

(Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$20,477,169	$348,306	$—	$20,825,475

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2011, the Fund engaged in securities purchases of $30,467 and securities sales of $392,619, which resulted in net realized gains of $85,725.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $644 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2011 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2017	$4,070,110

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Invesco V.I. Leisure Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $5,525,540 and $7,415,222, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,959,077

Aggregate unrealized (depreciation) of investment securities	(65,190)

Net unrealized appreciation of investment securities	$4,893,887

Cost of investments for tax purposes is $15,931,588.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011 (a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Series I	5,351	$43,660	28,641	$201,622

Series II	20,898	171,884	28,815	204,872

Issued as reinvestment of dividends:
Series I	—	—	14,816	104,602

Series II	—	—	65	460

Reacquired:
Series I	(240,876)	(1,961,205)	(531,332)	(3,726,367)

Series II	(1,936)	(15,815)	(11,814)	(82,359)

Net increase (decrease) in share activity	(216,563)	$(1,761,476)	(470,809)	$(3,297,170)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 97% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Leisure Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
				Net gains								expenses		expenses		Ratio of net
				(losses) on								to average		to average net		investment
	Net asset	Net		securities		Dividends	Distributions					net assets		assets without		income
	value,	investment		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		(loss)
	beginning	income		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Series I
Six months ended 06/30/11	$7.94	$0.01	(c)	$0.53	$0.54	$—	$—	$—	$8.48	6.80%	$20,184	1.01	%(d)	1.64	%(d)	0.15	%(d)	27%
Year ended 12/31/10	6.55	0.03	(c)	1.40	1.43	(0.04)	—	(0.04)	7.94	21.88	20,772	1.01		1.65		0.41		59
Year ended 12/31/09	5.02	0.04	(c)	1.60	1.64	(0.11)	—	(0.11)	6.55	32.78	20,333	1.01		1.74		0.69		61
Year ended 12/31/08	12.67	0.12	(c)	(5.67)	(5.55)	(0.12)	(1.98)	(2.10)	5.02	(43.04)	18,003	1.01		1.44		1.15		7
Year ended 12/31/07	13.82	0.09		(0.15)	(0.06)	(0.24)	(0.85)	(1.09)	12.67	(0.79)	42,593	1.01		1.28		0.50		15
Year ended 12/31/06	11.86	0.07		2.83	2.90	(0.16)	(0.78)	(0.94)	13.82	24.61	52,820	1.01		1.26		0.54		14

Series II
Six months ended 06/30/11	7.93	(0.00	)(c)	0.53	0.53	—	—	—	8.46	6.68	316	1.26	(d)	1.89	(d)	(0.10	)(d)	27
Year ended 12/31/10	6.55	0.01	(c)	1.41	1.42	(0.04)	—	(0.04)	7.93	21.70	146	1.26		1.90		0.16		59
Year ended 12/31/09	5.02	0.02	(c)	1.61	1.63	(0.10)	—	(0.10)	6.55	32.47	9	1.26		1.99		0.44		61
Year ended 12/31/08	12.63	0.09	(c)	(5.64)	(5.55)	(0.08)	(1.98)	(2.06)	5.02	(43.17)	6	1.26		1.69		0.90		7
Year ended 12/31/07	13.78	0.05		(0.15)	(0.10)	(0.20)	(0.85)	(1.05)	12.63	(1.13)	9	1.26		1.53		0.25		15
Year ended 12/31/06	11.84	0.04		2.82	2.86	(0.14)	(0.78)	(0.92)	13.78	24.28	14	1.26		1.51		0.29		14

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $20,348 and $204 for Series I and Series II, respectively.

Invesco V.I. Leisure Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
Series I	$1,000.00	$1,068.00	$5.18	$1,019.79	$5.06	1.01%

Series II	1,000.00	1,066.80	6.46	1,018.55	6.31	1.26

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Leisure Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Leisure Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper

Invesco V.I. Leisure Fund

performance universe . The Board noted that performance of Series I shares of the Fund was in the second quintile of the performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). Invesco Advisers advised the Board that a new lead portfolio manager was named in May and that performance was impacted by the conservative, quality bias of the Fund which caused underperformance during the low-quality rally in 2009. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was at the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective fee rate above the effective fee rate of the other mutual fund with investment strategies comparable to the Fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Leisure Fund

Invesco V.I. Mid Cap Core Equity Fund
Semiannual Report to Shareholders ▪ June 30, 2011

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VIMCCE-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	6.38%

Series II Shares	6.35

S&P 500 Index▼ (Broad Market Index)	6.01

Russell Midcap Index▼ (Style-Specific Index)	8.08

Lipper VUF Mid-Cap Core Funds Index▼ (Peer Group Index)	7.50

▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell Midcap® Index is an unmanaged index considered representative of mid-cap stocks. The Russell Midcap Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper VUF Mid-Cap Core Funds Index is an unmanaged index considered representative of mid-cap core variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/11

Series I Shares

Inception (9/10/01)	7.59%

5 Years	6.23

1 Year	27.09

Series II Shares

Inception (9/10/01)	7.34%

5 Years	5.99

1 Year	26.74

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.03% and 1.28%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Mid Cap Core Equity Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Invesco V.I. Mid Cap Core Equity Fund

Schedule of Investments

June 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–83.23%(a)
Aerospace & Defense–5.86%
Alliant Techsystems Inc.	118,923	$8,482,778

ITT Corp.	159,605	9,405,523

Moog Inc.–Class A(b)	102,893	4,477,903

Rockwell Collins, Inc.	85,806	5,293,372

		27,659,576

Air Freight & Logistics–0.82%
Expeditors International of Washington, Inc.	75,261	3,852,611

Apparel Retail–2.37%
American Eagle Outfitters, Inc.	361,052	4,603,413

Guess?, Inc.	98,359	4,136,979

Prada S.p.A. (Italy)(b)	404,500	2,440,505

		11,180,897

Apparel, Accessories & Luxury Goods–1.47%
Carter’s, Inc.(b)	161,982	4,982,566

True Religion Apparel, Inc.(b)	68,009	1,977,702

		6,960,268

Application Software–1.20%
Adobe Systems Inc.(b)	179,381	5,641,532

Asset Management & Custody Banks–3.77%
Legg Mason, Inc.	224,551	7,356,291

Northern Trust Corp.	227,252	10,444,502

		17,800,793

Biotechnology–0.96%
Biogen Idec Inc.(b)	42,590	4,553,723

Brewers–1.69%
Molson Coors Brewing Co.–Class B	178,140	7,969,984

Communications Equipment–2.80%
Brocade Communications Systems, Inc.(b)	304,206	1,965,171

Motorola Mobility Holdings Inc.(b)	218,786	4,822,044

Motorola Solutions, Inc.(b)	102,011	4,696,586

Research In Motion Ltd. (Canada)(b)	60,000	1,731,000

		13,214,801

Computer & Electronics Retail–1.97%
Best Buy Co., Inc.	163,423	5,133,116

GameStop Corp.–Class A(b)	156,924	4,185,163

		9,318,279

Computer Storage & Peripherals–0.67%
SMART Technologies Inc.–Class A (Canada)(b)	557,370	3,177,009

Construction & Engineering–2.00%
Chicago Bridge & Iron Co. N.V.–New York Shares (Netherlands)	133,006	5,173,933

Foster Wheeler AG (Switzerland)(b)	140,720	4,275,074

		9,449,007

Construction & Farm Machinery & Heavy Trucks–0.82%
Terex Corp.(b)	135,538	3,856,056

Construction Materials–0.71%
CRH PLC (Ireland)	151,576	3,357,509

Data Processing & Outsourced Services–0.66%
Western Union Co.	156,055	3,125,782

Department Stores–0.76%
Macy’s, Inc.	122,861	3,592,456

Electric Utilities–0.93%
Edison International	113,780	4,408,975

Electrical Components & Equipment–1.72%
Cooper Industries PLC–Class A (Ireland)	58,917	3,515,577

Thomas & Betts Corp.(b)	85,556	4,607,191

		8,122,768

Electronic Manufacturing Services–0.70%
Molex, Inc.	128,999	3,324,304

Environmental & Facilities Services–1.19%
Republic Services, Inc.	182,609	5,633,488

Fertilizers & Agricultural Chemicals–0.65%
Scotts Miracle-Gro Co. (The)–Class A	59,575	3,056,793

Food Retail–3.14%
Kroger Co. (The)	97,652	2,421,769

Safeway, Inc.	531,129	12,412,485

		14,834,254

Gold–0.56%
Agnico-Eagle Mines Ltd. (Canada)	41,520	2,621,158

Health Care Equipment–2.98%
Boston Scientific Corp.(b)	1,173,153	8,106,487

Hologic, Inc.(b)	296,742	5,985,286

		14,091,773

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Mid Cap Core Equity Fund

	Shares	Value

Health Care Facilities–0.97%
Rhoen-Klinikum AG (Germany)	110,662	$2,671,158

VCA Antech, Inc.(b)	89,032	1,887,478

		4,558,636

Health Care Services–2.12%
DaVita, Inc.(b)	28,511	2,469,338

Laboratory Corp. of America Holdings(b)	36,264	3,509,993

Quest Diagnostics Inc.	68,385	4,041,553

		10,020,884

Heavy Electrical Equipment–0.25%
Alstom S.A. (France)	19,088	1,177,338

Industrial Conglomerates–0.59%
Tyco International Ltd.	56,405	2,788,099

Industrial Machinery–2.02%
Parker Hannifin Corp.	40,824	3,663,546

SPX Corp.	70,911	5,861,503

		9,525,049

Insurance Brokers–1.37%
Marsh & McLennan Cos., Inc.	207,063	6,458,295

Leisure Products–0.44%
Hasbro, Inc.	47,704	2,095,637

Life & Health Insurance–0.93%
Torchmark Corp.	68,103	4,368,126

Life Sciences Tools & Services–2.42%
Agilent Technologies, Inc.(b)	126,598	6,470,424

Waters Corp.(b)	51,739	4,953,492

		11,423,916

Managed Health Care–1.75%
Aetna Inc.	186,948	8,242,537

Marine–1.07%
Kirby Corp.(b)	89,512	5,072,645

Multi-Sector Holdings–0.14%
PICO Holdings, Inc.(b)	23,286	675,294

Oil & Gas Equipment & Services–5.70%
Cal Dive International, Inc.(b)	631,004	3,773,404

Cameron International Corp.(b)	109,715	5,517,567

Dresser-Rand Group, Inc.(b)	116,161	6,243,654

ShawCor Ltd. (Canada)	135,572	4,163,876

Weatherford International Ltd.(b)	384,021	7,200,394

		26,898,895

Oil & Gas Exploration & Production–2.60%
Newfield Exploration Co.(b)	49,733	3,382,839

Southwestern Energy Co.(b)	207,796	8,910,292

		12,293,131

Oil & Gas Refining & Marketing–0.48%
Valero Energy Corp.	88,288	2,257,524

Paper Packaging–0.25%
Sealed Air Corp.	49,843	1,185,765

Personal Products–1.04%
Avon Products, Inc.	175,348	4,909,744

Pharmaceuticals–1.11%
Hospira, Inc.(b)	49,112	2,782,686

Teva Pharmaceutical Industries Ltd.–ADR (Israel)	50,671	2,443,356

		5,226,042

Property & Casualty Insurance–2.08%
Progressive Corp. (The)	459,531	9,824,773

Restaurants–0.92%
Darden Restaurants, Inc.	87,582	4,358,080

Semiconductor Equipment–0.34%
FormFactor Inc.(b)	177,735	1,610,279

Semiconductors–2.37%
Linear Technology Corp.	185,541	6,126,564

Microchip Technology, Inc.	66,288	2,512,978

Xilinx, Inc.	69,933	2,550,456

		11,189,998

Specialized Finance–0.69%
Moody’s Corp.	85,062	3,262,128

Specialty Chemicals–2.70%
International Flavors & Fragrances Inc.	103,362	6,639,975

Sigma-Aldrich Corp.	82,959	6,087,531

		12,727,506

Specialty Stores–0.29%
Staples, Inc.	86,801	1,371,456

Systems Software–4.19%
CA, Inc.	328,611	7,505,475

Symantec Corp.(b)	623,130	12,288,124

		19,793,599

Thrifts & Mortgage Finance–1.82%
People’s United Financial Inc.	639,331	8,592,609

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Mid Cap Core Equity Fund

	Shares	Value

Trucking–1.12%
Con-way Inc.	135,598	$5,262,558

Wireless Telecommunication Services–1.06%
MetroPCS Communications, Inc.(b)	289,931	4,989,712

Total Common Stocks & Other Equity Interests (Cost $318,279,191)		392,964,051

Money Market Funds–14.90%
Liquid Assets Portfolio–Institutional Class(c)	35,184,050	35,184,050

Premier Portfolio–Institutional Class(c)	35,184,049	35,184,049

Total Money Market Funds (Cost $70,368,099)		70,368,099

TOTAL INVESTMENTS–98.13% (Cost $388,647,290)		463,332,150

OTHER ASSETS LESS LIABILITIES–1.87%		8,842,740

NET ASSETS–100.00%		$472,174,890

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
Portfolio Composition

By sector, based on Net Assets
as of June 30, 2011

Industrials	17.4%

Information Technology	12.9

Health Care	12.3

Financials	10.8

Energy	8.8

Consumer Discretionary	8.2

Consumer Staples	5.9

Materials	4.9

Telecommunication Services	1.1

Utilities	0.9

Money Market Funds Plus Other Assets Less Liabilities	16.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Mid Cap Core Equity Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $318,279,191)	$392,964,051

Investments in affiliated money market funds, at value and cost	70,368,099

Total investments, at value (Cost $388,647,290)	463,332,150

Receivable for:
Investments sold	9,185,877

Fund shares sold	304,423

Dividends	442,530

Investment for trustee deferred compensation and retirement plans	26,670

Total assets	473,291,650

Liabilities:
Payable for:
Fund shares reacquired	374,522

Accrued fees to affiliates	636,240

Accrued other operating expenses	26,556

Trustee deferred compensation and retirement plans	79,442

Total liabilities	1,116,760

Net assets applicable to shares outstanding	$472,174,890

Net assets consist of:
Shares of beneficial interest	$382,363,892

Undistributed net investment income	1,131,430

Undistributed net realized gain	13,987,308

Unrealized appreciation	74,692,260

$472,174,890

Net Assets:

Series I	$401,074,931

Series II	$71,099,959

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	30,420,118

Series II	5,444,996

Series I:
Net asset value per share	$13.18

Series II:
Net asset value per share	$13.06

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $19,201)	$2,535,792

Dividends from affiliated money market funds (includes securities lending income of $6,552)	44,885

Total investment income	2,580,677

Expenses:
Advisory fees	1,741,532

Administrative services fees	654,985

Custodian fees	6,147

Distribution fees–Series II	82,587

Transfer agent fees	9,555

Trustees’ and officers’ fees and benefits	15,574

Other	16,947

Total expenses	2,527,327

Less: Fees waived	(53,445)

Net expenses	2,473,882

Net investment income	106,795

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $114,930)	47,686,839

Foreign currencies	(5,409)

Option contracts written	21,601

47,703,031

Change in net unrealized appreciation (depreciation) of:
Investment securities	(17,841,988)

Foreign currencies	7,628

(17,834,360)

Net realized and unrealized gain	29,868,671

Net increase in net assets resulting from operations	$29,975,466

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Mid Cap Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	June 30,	December 31,
	2011	2010

Operations:
Net investment income	$106,795	$1,149,522

Net realized gain	47,703,031	41,205,337

Change in net unrealized appreciation (depreciation)	(17,834,360)	18,415,260

Net increase in net assets resulting from operations	29,975,466	60,770,119

Distributions to shareholders from net investment income:
Series I	—	(2,274,130)

Series II	—	(186,084)

Total distributions from net investment income	—	(2,460,214)

Share transactions–net:
Series I	(36,774,888)	(71,565,903)

Series II	5,574,739	(1,706,198)

Net increase (decrease) in net assets resulting from share transactions	(31,200,149)	(73,272,101)

Net increase (decrease) in net assets	(1,224,683)	(14,962,196)

Net assets:
Beginning of period	473,399,573	488,361,769

End of period (includes undistributed net investment income of $1,131,430 and $1,024,635, respectively)	$472,174,890	$473,399,573

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Mid Cap Core Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-eight separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco V.I. Mid Cap Core Equity Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Invesco V.I. Mid Cap Core Equity Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Call Options Written and Purchased — The Fund may write and/or buy call options. A call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized

Invesco V.I. Mid Cap Core Equity Fund

gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
M.	Put Options Purchased — The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.725%

Next $500 million	0.70%

Next $500 million	0.675%

Over $1.5 billion	0.65%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expnese reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2011, the Adviser waived advisory fees of $53,445.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2011, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2011, Invesco was paid $60,208 for accounting and fund administrative services and reimbursed $594,777 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2011, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

Invesco V.I. Mid Cap Core Equity Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$463,332,150	$—	$—	$463,332,150

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Effect of Derivative Instruments for the six months ended June 30, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Transactions During the Period
	Call Option Contracts
	Number of	Premiums
	Contracts	Received

Beginning of period	—	$—

Written	786	21,601

Expired	(786)	(21,601)

End of period	—	$—

Location of Gain (Loss) on
Statement of Operations
Option Contracts

Realized Gain (Loss)
Equity risk	$21,601

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2011, the Fund engaged in securities purchases of $581,844 and securities sales of $508,551, which resulted in net realized gains of $114,930.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such

Invesco V.I. Mid Cap Core Equity Fund

deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $972 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2017	$30,475,922

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $116,701,741 and $174,163,301, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$79,968,285

Aggregate unrealized (depreciation) of investment securities	(8,523,226)

Net unrealized appreciation of investment securities	$71,445,059

Cost of investments for tax purposes is $391,887,091

Invesco V.I. Mid Cap Core Equity Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Series I	1,354,495	$17,518,331	1,854,251	$21,138,305

Series II	1,502,083	19,329,945	2,043,008	22,984,219

Issued as reinvestment of dividends:
Series I	—	—	201,607	2,274,130

Series II	—	—	16,630	186,084

Reacquired:
Series I	(4,183,103)	(54,293,219)	(8,395,150)	(94,978,338)

Series II	(1,071,477)	(13,755,206)	(2,228,501)	(24,876,501)

Net increase (decrease) in share activity	(2,398,002)	$(31,200,149)	(6,508,155)	$(73,272,101)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 76% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses) on								to average		to average net		Ratio of net
	Net asset			Securities		Dividends	Distributions					net assets		assets without		Investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income to
	beginning	Investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		average		Portfolio
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Series I
Six months ended 06/30/11	$12.39	$0.01	(c)	$0.78	$0.79	$—	$—	$—	$13.18	6.38%	$401,075	1.00	%(d)	1.02	%(d)	0.08	%(d)	28%
Year ended 12/31/10	10.92	0.03	(c)	1.50	1.53	(0.06)	—	(0.06)	12.39	14.11	411,812	1.01		1.03		0.27		61
Year ended 12/31/09	8.59	0.06	(c)	2.53	2.59	(0.13)	(0.13)	(0.26)	10.92	30.21	432,233	1.02		1.04		0.60		41
Year ended 12/31/08	14.57	0.14	(c)	(4.33)	(4.19)	(0.22)	(1.57)	(1.79)	8.59	(28.52)	352,788	1.01		1.04		1.05		62
Year ended 12/31/07	13.52	0.19		1.11	1.30	(0.04)	(0.21)	(0.25)	14.57	9.55	585,608	1.00		1.01		1.23		62
Year ended 12/31/06	13.61	0.14		1.39	1.53	(0.14)	(1.48)	(1.62)	13.52	11.24	581,154	1.04		1.04		0.93		83

Series II
Six months ended 06/30/11	12.28	(0.01	)(c)	0.79	0.78	—	—	—	13.06	6.35	71,100	1.25	(d)	1.27	(d)	(0.17	)(d)	28
Year ended 12/31/10	10.83	0.00	(c)	1.49	1.49	(0.04)	—	(0.04)	12.28	13.78	61,587	1.26		1.28		0.02		61
Year ended 12/31/09	8.52	0.03	(c)	2.51	2.54	(0.10)	(0.13)	(0.23)	10.83	29.85	56,129	1.27		1.29		0.35		41
Year ended 12/31/08	14.45	0.10	(c)	(4.28)	(4.18)	(0.18)	(1.57)	(1.75)	8.52	(28.68)	48,489	1.26		1.29		0.80		62
Year ended 12/31/07	13.42	0.13		1.12	1.25	(0.01)	(0.21)	(0.22)	14.45	9.29	79,079	1.25		1.26		0.98		62
Year ended 12/31/06	13.52	0.10		1.38	1.48	(0.10)	(1.48)	(1.58)	13.42	10.98	56,766	1.29		1.29		0.68		83

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not reflect charges assessed in connection with a variable product, which if included would reduce total returns and are not annualized for periods less than one year, if applicable.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $417,787 and $66,617 for Series I and Series II shares, respectively.

Invesco V.I. Mid Cap Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
Series I	$1,000.00	$1,063.80	$5.12	$1,019.84	$5.01	1.00%

Series II	1,000.00	1,063.50	6.40	1,018.60	6.26	1.25

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Mid Cap Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Mid Cap Core Equity Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe and against the Lipper VA Underlying Funds – Mid-Cap Core Funds Index. The Board noted that performance of Series I shares of the Fund was in the fifth quintile for the one year period and the second quintile of the performance universe for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year

Invesco V.I. Mid Cap Core Equity Fund

periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective fee rate was above the effective fee rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services provided by Invesco Advisers pursuant to the Fund’s advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Money Market Fund
Semiannual Report to Shareholders ▪ June 30, 2011

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VIMKT-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

About your Fund

Invesco V.I. Money Market Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund.

Invesco V.I. Money Market Fund

Schedule of Investments

June 30, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–54.21%(a)
Asset-Backed Securities–Consumer Receivables–4.87%
Amsterdam Funding Corp.(b)	0.16%	08/09/11	$2,000	$1,999,654

Thames Asset Global Securitization No. 1, Inc.(b)(c)	0.14%	07/13/11	3,187	3,186,851

				5,186,505

Asset-Backed Securities–Fully Backed–2.81%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.31%	09/19/11	3,000	2,997,933

Asset-Backed Securities–Fully Supported Bank–12.08%
Lexington Parker Capital Co., LLC
Series A, (Multi-CEP’S-Liberty Hampshire Co., LLC; agent)(b)(c)	0.32%	07/05/11	5,000	4,999,822

Series A, (Multi-CEP’S-Liberty Hampshire Co., LLC; agent)(b)(c)	0.32%	07/08/11	1,000	999,938

LMA Americas LLC (CEP–Credit Agricole Corp. & Investment Bank)(b)(c)	0.24%	07/18/11	3,875	3,874,561

Surrey Funding Corp. (CEP–Barclays Bank PLC)(b)(c)	0.26%	08/02/11	3,000	2,999,307

				12,873,628

Asset-Backed Securities–Multi-Purpose–10.56%
Atlantic Asset Securitization LLC(b)	0.16%	07/18/11	5,250	5,249,604

Nieuw Amsterdam Receivables Corp.(b)(c)	0.23%	07/12/11	3,000	2,999,789

Regency Markets No. 1, LLC(b)(c)	0.24%	07/20/11	3,000	2,999,620

				11,249,013

Asset-Backed Securities–Securities–6.57%
Scaldis Capital Ltd./LLC(b)(c)	0.17%	07/19/11	5,000	4,999,575

Solitaire Funding Ltd./LLC(b)(c)	0.15%	07/12/11	2,000	1,999,908

				6,999,483

Diversified Banks–4.58%
Societe Generale North America, Inc.(c)	0.25%	07/20/11	4,875	4,874,357

Household Products–1.02%
Reckitt Benckister Treasury Services PLC(b)(c)	0.32%	07/06/11	1,090	1,089,952

Life & Health Insurance–4.69%
MetLife Short Term Funding LLC(b)	0.16%	07/15/11	5,000	4,999,689

Regional Banks–7.03%
ANZ National (Int’l) Ltd.(b)(c)	0.28%	10/17/11	3,000	2,997,480

Nordea North America Inc.(c)	0.29%	10/13/11	4,500	4,496,295

				7,493,775

Total Commercial Paper (Cost $57,764,335)				57,764,335

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Money Market Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Variable Rate Demand Notes–21.48%(d)
Credit Enhanced–21.48%
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	10/01/33	$4,800	$4,800,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	12/01/28	4,800	4,800,000

Collier (County of), Florida Industrial Development Authority (Allete, Inc.); Series 2006, Ref. VRD IDR (LOC–Wells Fargo Bank, N.A.)(e)	0.13%	10/01/25	1,000	1,000,000

Hamilton (County of), Ohio (Children’s Hospital Medical Center); Series 1997 A, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.09%	05/15/17	600	600,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.12%	01/01/44	4,800	4,800,000

Miami-Dade (County of), Florida Industrial Development Authority (Professional Modification Services, Inc.); Series 1998, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.13%	08/01/18	1,000	1,000,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (L & S, LLC); Series 2001, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.09%	03/01/26	385	385,000

Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	12/01/27	2,555	2,555,000

Pitney Road Partners, LLC; Series 2008, VRD Notes (CEP–General Electric Capital Corp.)(b)	0.28%	07/01/25	2,055	2,055,000

Rock Island (County of), Illinois Metropolitan Airport Authority (Quad City International Airport Air Freight); Series 1998 A, VRD Priority RB (LOC–U.S. Bank, N.A.)(e)	0.17%	12/01/18	390	390,000

St. Paul (City of), Minnesota Port Authority; Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(c)(e)	0.12%	03/01/29	500	500,000

Total Variable Rate Demand Notes (Cost $22,885,000)				22,885,000

Certificates of Deposit–10.32%
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Cayman Islands)(c)	0.05%	07/01/11	5,000	4,999,999

Credit Agricole Corporate & Investment Bank	0.38%	07/07/11	1,000	1,000,000

Deutsche Bank AG (Cayman Islands)(c)	0.01%	07/01/11	5,000	5,000,000

Total Certificates of Deposit (Cost $10,999,999)				10,999,999

U.S. Government Sponsored Agency Securities–4.49%
Federal Home Loan Bank (FHLB)–4.49%
Federal Home Loan Bank Unsec. Disc. Notes (Cost $4,789,084)	0.001%	07/01/11	4,789	4,789,084

TOTAL INVESTMENTS (excluding Repurchase Agreements)–90.50% (Cost $96,438,418)				96,438,418

			Repurchase
			Amount
Repurchase Agreements–9.38%(f)
BMO Capital Markets Corp., Joint agreement dated 06/30/11, aggregate maturing value $150,000,333 (collateralized by Corporate obligations valued at $153,000,859; 0%-6.26%, 05/13/16-12/12/49)	0.08%	07/01/11	$5,000,011	5,000,000

Wells Fargo Securities, LLC, Joint agreement dated 06/30/11, aggregate maturing value $650,002,167 (collateralized by U.S. Government Sponsored Agency & Corporate obligations valued at $682,500,000; 0%-9.79%, 03/15/12-02/12/51)	0.12%	07/01/11	5,000,017	5,000,000

Total Repurchase Agreements (Cost $10,000,000)				10,000,000

TOTAL INVESTMENTS(g)(h)–99.88% (Cost $106,438,418)				106,438,418

OTHER ASSETS LESS LIABILITIES–0.12%				126,133

NET ASSETS–100.00%				$106,564,551

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Disc.	– Discounted
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
RB	– Revenue Bonds
Ref	– Refunding
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Money Market Fund

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2011 was $50,448,683, which represented 47.34% of the Trust’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 17.2%; Cayman Islands: 9.4%; France: 8.2%; other countries less than 5% each: 20.6%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2011.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	Also represents cost for federal income tax purposes.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Wells Fargo Bank, N.A.	7.9%

JP Morgan Chase Bank, N.A.	5.8

Liberty Hampshire Co.	5.6

Deutsche Bank AG	5.2

Portfolio Composition*

Number of days to Maturity
as of June 30, 2011

1-7	50.6%

8-30	26.1

31-60	15.1

61-90	6.2

91-180	1.8

181+	0.2

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Money Market Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments, excluding repurchase agreements, at value and cost	$96,438,418

Repurchase agreements, at value and cost	10,000,000

Total investments, at value and cost	106,438,418

Cash	75,895

Receivable for:
Investments sold	205,000

Fund shares sold	75,671

Interest	5,038

Investment for trustee deferred compensation and retirement plans	43,909

Total assets	106,843,931

Liabilities:
Payable for:
Fund shares reacquired	82,889

Dividends	7,726

Accrued fees to affiliates	117,004

Accrued other operating expenses	18,976

Trustee deferred compensation and retirement plans	52,785

Total liabilities	279,380

Net assets applicable to shares outstanding	$106,564,551

Net assets consist of:
Shares of beneficial interest	$106,566,694

Undistributed net realized gain (loss)	(2,143)

$106,564,551

Net Assets:
Series I	$105,575,345

Series II	$989,206

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	105,576,265

Series II	989,003

Series I:
Net asset value per share	$1.00

Series II:
Net asset value per share	$1.00

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Interest	$75,202

Expenses:
Advisory fees	127,346

Administrative services fees	76,884

Custodian fees	6,654

Distribution fees — Series II	1,253

Transfer agent fees	2,606

Trustees’ and officers’ fees and benefits	8,457

Professional services fees	14,765

Other	3,894

Total expenses	241,859

Less: Fees waived	(181,051)

Net expenses	60,808

Net investment income	14,394

Net increase in net assets resulting from operations	$14,394

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Money Market Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	June 30,	December 31,
	2011	2010

Operations:
Net investment income	$14,394	$55,671

Net realized gain (loss)	—	(2,143)

Net increase in net assets resulting from operations	14,394	53,528

Distributions to shareholders from net investment income:
Series I	(14,219)	(53,205)

Series II	(175)	(2,466)

Total distributions from net investment income	(14,394)	(55,671)

Share transactions–net:
Series I	79,996,971	(7,905,234)

Series II	(35,037)	(665,170)

Net increase (decrease) in net assets resulting from share transactions	79,961,934	(8,570,404)

Net increase (decrease) in net assets	79,961,934	(8,572,547)

Net assets:
Beginning of period	26,602,617	35,175,164

End of period	$106,564,551	$26,602,617

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Money Market Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-eight separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Invesco V.I. Money Market Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly to separate accounts of participating insurance companies. Distributions from net realized gain, if any, are generally paid annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.40%

Over $250 million	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid

Invesco V.I. Money Market Fund

to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursment to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012. The advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.
  The Adviser and/or Invesco Distributors, Inc., (“IDI”) voluntarily agreed to waive fees and/or reimburse expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified at any time upon consultation with the Board of Trustees without further notice to investors.
  For the six months ended June 30, 2011, Invesco voluntarily waived advisory fees of $127,346 and reimbursed Fund expenses of $52,452 and reimbursed Series II expenses of $1,253, in order to increase the fund’s yield.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2011, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2011, Invesco was paid $24,794 for accounting and fund administrative services and reimbursed $52,090 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2011, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Short-term Investments	$—	$106,438,418	$—	$106,438,418

Invesco V.I. Money Market Fund

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $649 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2018	$2,143

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Series I	148,910,105	$148,910,105	9,579,686	$9,579,686

Series II	—	—	36,103	36,103

Issued as reinvestment of dividends:
Series I	4,169	4,169	53,205	53,205

Series II	175	175	2,466	2,466

Reacquired:
Series I	(68,917,303)	(68,917,303)	(17,538,125)	(17,538,125)

Series II	(35,212)	(35,212)	(703,739)	(703,739)

Net increase (decrease) in share activity	79,961,934	$79,961,934	(8,570,404)	$(8,570,404)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund that owns 10% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with this entity whereby this entity sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

77% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

Invesco V.I. Money Market Fund

NOTE 8—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of
										Ratio of		expenses
										expenses		to average net
										to average		assets without		Ratio of net
	Net asset			Net gains		Dividends				net assets		fee waivers		investment
	value,	Net		(losses) on	Total from	from net	Net asset		Net assets,	with fee waivers		and/or		income to
	beginning	investment		securities	investment	investment	value, end	Total	end of period	and/or expenses		expenses		average
	of period	income		(realized)	operations	income	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets

Series I
Six months ended 06/30/11	$1.00	$0.00	(b)	$—	$0.00	$(0.00)	$1.00	0.02%	$105,575	0.20	%(c)	0.76	%(c)	0.04	%(c)
Year ended 12/31/10	1.00	0.00	(b)	(0.00)	0.00	(0.00)	1.00	0.18	25,578	0.16		1.01		0.18
Year ended 12/31/09	1.00	0.00	(b)	—	0.00	(0.00)	1.00	0.11	33,486	0.65		0.90		0.11
Year ended 12/31/08	1.00	0.02	(b)	—	0.02	(0.02)	1.00	2.04	49,004	0.86		0.86		2.02
Year ended 12/31/07	1.00	0.04		—	0.04	(0.04)	1.00	4.54	46,492	0.86		0.86		4.45
Year ended 12/31/06	1.00	0.04		—	0.04	(0.04)	1.00	4.27	43,568	0.90		0.90		4.20

Series II
Six months ended 06/30/11	1.00	0.00	(b)	—	0.00	(0.00)	1.00	0.02	989	0.20	(c)	1.01	(c)	0.04	(c)
Year ended 12/31/10	1.00	0.00	(b)	(0.00)	0.00	(0.00)	1.00	0.18	1,024	0.16		1.26		0.18
Year ended 12/31/09	1.00	0.00	(b)	—	0.00	(0.00)	1.00	0.06	1,690	0.70		1.15		0.06
Year ended 12/31/08	1.00	0.02	(b)	—	0.02	(0.02)	1.00	1.78	2,266	1.11		1.11		1.77
Year ended 12/31/07	1.00	0.04		—	0.04	(0.04)	1.00	4.28	2,515	1.11		1.11		4.20
Year ended 12/31/06	1.00	0.04		—	0.04	(0.04)	1.00	4.01	2,341	1.15		1.15		3.95

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b)	Calculated using average shares outstanding.
(c)	Ratios are based on average daily net assets (000’s) of $63,190 and $1,011 for Series I and Series II shares, respectively

Invesco V.I. Money Market Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
Series I	$1,000.00	$1,000.20	$0.99	$1,023.80	$1.00	0.20%

Series II	1,000.00	1,000.20	0.99	1,023.80	1.00	0.20

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Money Market Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Money Market Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years

Invesco V.I. Money Market Fund

to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – Money Market Funds Index. The Board noted that performance of Series I shares of the Fund was in the first quintile of the performance universe for the one year period, the third quintile for the three year period and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one year period and below the Index for the three and five year periods. Invesco Advisers advised the Board that the Fund is viewed as a convenience vehicle for exchanges into other Invesco Funds and is priced accordingly. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was at the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one mutual fund with comparable investment strategies. The Board noted that Invesco Advisers and its affiliates advise off-shore money market funds with similar investment strategies, but the Board did not consider fee comparisons with the Fund to be apt
  Other than the funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Money Market Fund

Invesco V.I. S&P 500 Index Fund
Semiannual Report to Shareholders ▪ June 30, 2011

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
MS-VISPI-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	5.87%

Series II Shares	5.81

S&P 500 Index▼ (Broad Market/Style-Specific Index)	6.01

Lipper VUF S&P 500 Index▼ (Peer Group Index)	5.85

▼ Lipper Inc.
The Fund recently adopted a three-tier benchmark structure to compare its performance to broad market, style-specific and peer group market measures.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Lipper VUF S&P 500 Index is an unmanaged index considered representative of the S&P 500 variable insurance underlying funds tracked by Lipper.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/11

Series I Shares

Inception (5/18/98)		2.86%

10	Years	2.43

5	Years	2.76

1	Year	30.42

Series II Shares

Inception (6/5/00)		0.36%

10	Years	2.17

5	Years	2.51

1	Year	30.26

Effective June 1, 2010, Class X and Class Y shares of the predecessor fund, Morgan Stanley Variable Investment S&P 500 Index Portfolio, advised by Morgan Stanley Investment Advisors Inc., were reorganized into Series I and Series II shares, respectively, of Invesco V.I. S&P 500 Index Fund. Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco V.I. S&P 500 Index Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.28% and 0.53%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.51% and 0.76%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. S&P 500 Index Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

Invesco V.I. S&P 500 Index Fund

Schedule of Investments

June 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.43%(a)
Advertising–0.16%
Interpublic Group of Cos., Inc. (The)	4,803	$60,038

Omnicom Group, Inc.	2,738	131,862

		191,900

Aerospace & Defense–2.76%
Boeing Co. (The)	7,194	531,852

General Dynamics Corp.	3,624	270,060

Goodrich Corp.	1,215	116,033

Honeywell International, Inc.	7,668	456,936

ITT Corp.	1,793	105,662

L-3 Communications Holdings, Inc.	1,042	91,123

Lockheed Martin Corp.	2,774	224,611

Northrop Grumman Corp.	2,851	197,717

Precision Castparts Corp.	1,401	230,675

Raytheon Co.	3,458	172,381

Rockwell Collins, Inc.	1,500	92,535

United Technologies Corp.	8,918	789,332

		3,278,917

Agricultural Products–0.17%
Archer-Daniels-Midland Co.	6,643	200,286

Air Freight & Logistics–1.03%
C.H. Robinson Worldwide, Inc.	1,587	125,119

Expeditors International of Washington, Inc.	2,068	105,861

FedEx Corp.	3,075	291,664

United Parcel Service, Inc.–Class B	9,610	700,857

		1,223,501

Airlines–0.07%
Southwest Airlines Co.	7,714	88,094

Aluminum–0.14%
Alcoa Inc.	10,365	164,389

Apparel Retail–0.46%
Abercrombie & Fitch Co.–Class A	863	57,752

Gap, Inc. (The)	3,780	68,418

Limited Brands, Inc.	2,457	94,472

Ross Stores, Inc.	1,138	91,176

TJX Cos., Inc. (The)	3,761	197,565

Urban Outfitters, Inc.(b)	1,212	34,118

		543,501

Apparel, Accessories & Luxury Goods–0.30%
Coach, Inc.	2,860	182,840

Polo Ralph Lauren Corp.	625	82,881

VF Corp.	851	92,385

		358,106

Application Software–0.61%
Adobe Systems Inc.(b)	4,908	154,357

Autodesk, Inc.(b)	2,249	86,811

Citrix Systems, Inc.(b)	1,831	146,480

Compuware Corp.(b)	2,084	20,340

Intuit Inc.(b)	2,665	138,207

Salesforce.com, Inc.(b)	1,173	174,753

		720,948

Asset Management & Custody Banks–1.25%
Ameriprise Financial, Inc.	2,360	136,125

Bank of New York Mellon Corp.	12,100	310,002

BlackRock, Inc.	935	179,342

Federated Investors, Inc.–Class B	860	20,503

Franklin Resources, Inc.	1,404	184,331

Invesco Ltd.(c)	4,502	105,347

Janus Capital Group Inc.	1,825	17,228

Legg Mason, Inc.	1,476	48,354

Northern Trust Corp.	2,355	108,236

State Street Corp.	4,904	221,121

T. Rowe Price Group Inc.	2,530	152,660

		1,483,249

Auto Parts & Equipment–0.23%
Johnson Controls, Inc.	6,603	275,081

Automobile Manufacturers–0.43%
Ford Motor Co.(b)	37,015	510,437

Automotive Retail–0.22%
AutoNation, Inc.(b)	618	22,625

AutoZone, Inc.(b)	250	73,713

CarMax, Inc.(b)	2,232	73,812

O’Reilly Automotive, Inc.(b)	1,342	87,914

		258,064

Biotechnology–1.20%
Amgen Inc.(b)	9,059	528,593

Biogen Idec Inc.(b)	2,353	251,583

Celgene Corp.(b)	4,509	271,983

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Biotechnology–(continued)

Cephalon Inc.(b)	764	$61,043

Gilead Sciences, Inc.(b)	7,669	317,573

		1,430,775

Brewers–0.06%
Molson Coors Brewing Co.–Class B	1,571	70,287

Broadcasting–0.28%
CBS Corp.–Class B	6,516	185,641

Discovery Communications, Inc.–Class A(b)	2,686	110,018

Scripps Networks Interactive Inc.–Class A	883	43,161

		338,820

Building Products–0.04%
Masco Corp.	3,478	41,840

Cable & Satellite–1.16%
AMC Networks Inc.(b)	1	22

Cablevision Systems Corp.(b)	2,242	58,853

Comcast Corp.–Class A	26,957	683,090

DIRECTV–Class A(b)	7,481	380,184

Time Warner Cable, Inc.	3,277	255,737

		1,377,886

Casinos & Gaming–0.13%
International Game Technology	2,956	51,966

Wynn Resorts Ltd.	740	106,220

		158,186

Coal & Consumable Fuels–0.30%
Alpha Natural Resources, Inc.(b)	2,206	100,241

CONSOL Energy Inc.	2,207	106,995

Peabody Energy Corp.	2,637	155,346

		362,582

Commercial Printing–0.03%
R. R. Donnelley & Sons Co.	1,862	36,514

Communications Equipment–1.96%
Cisco Systems, Inc.	53,602	836,727

F5 Networks, Inc.(b)	799	88,090

Harris Corp.	1,238	55,784

JDS Uniphase Corp.(b)	2,180	36,319

Juniper Networks, Inc.(b)	5,193	163,579

Motorola Mobility Holdings Inc.(b)	2,829	62,351

Motorola Solutions, Inc.(b)	3,307	152,254

QUALCOMM, Inc.	16,269	923,917

Tellabs, Inc.	3,562	16,421

		2,335,442

Computer & Electronics Retail–0.11%
Best Buy Co., Inc.	3,143	98,722

GameStop Corp.–Class A(b)	1,420	37,871

		136,593

Computer Hardware–3.38%
Apple, Inc.(b)	9,011	3,024,723

Dell, Inc.(b)	15,999	266,703

Hewlett-Packard Co.	20,213	735,753

		4,027,179

Computer Storage & Peripherals–0.80%
EMC Corp.(b)	20,051	552,405

Lexmark International, Inc.–Class A(b)	809	23,671

NetApp, Inc.(b)	3,584	189,164

SanDisk Corp.(b)	2,342	97,193

Western Digital Corp.(b)	2,292	83,383

		945,816

Construction & Engineering–0.17%
Fluor Corp.	1,697	109,728

Jacobs Engineering Group, Inc.(b)	1,250	54,062

Quanta Services, Inc.(b)	2,118	42,784

		206,574

Construction & Farm Machinery & Heavy Trucks–1.25%
Caterpillar Inc.	6,279	668,462

Cummins Inc.	1,911	197,769

Deere & Co.	4,089	337,138

Joy Global Inc.	1,036	98,669

PACCAR Inc.	3,560	181,881

		1,483,919

Construction Materials–0.04%
Vulcan Materials Co.	1,277	49,203

Consumer Electronics–0.03%
Harman International Industries, Inc.	702	31,990

Consumer Finance–0.83%
American Express Co.	10,191	526,875

Capital One Financial Corp.	4,458	230,345

Discover Financial Services	5,295	141,641

SLM Corp.	5,114	85,966

		984,827

Data Processing & Outsourced Services–1.18%
Automatic Data Processing, Inc.	4,861	256,078

Computer Sciences Corp.	1,534	58,231

Fidelity National Information Services, Inc.	2,608	80,300

Fiserv, Inc.(b)	1,398	87,557

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Data Processing & Outsourced Services–(continued)

MasterCard, Inc.–Class A	916	$276,027

Paychex, Inc.	3,114	95,662

Total System Services, Inc.	1,590	29,542

Visa, Inc.–Class A	4,655	392,230

Western Union Co.	6,160	123,385

		1,399,012

Department Stores–0.37%
JC Penney Co., Inc.	2,076	71,705

Kohl’s Corp.	2,738	136,928

Macy’s, Inc.	4,137	120,966

Nordstrom, Inc.	1,661	77,967

Sears Holdings Corp.(b)	418	29,862

		437,428

Distillers & Vintners–0.09%
Brown-Forman Corp.–Class B	1,020	76,184

Constellation Brands, Inc.–Class A(b)	1,720	35,810

		111,994

Distributors–0.07%
Genuine Parts Co.	1,532	83,341

Diversified Banks–1.67%
Comerica, Inc.	1,751	60,532

U.S. Bancorp	18,775	478,950

Wells Fargo & Co.	51,545	1,446,353

		1,985,835

Diversified Chemicals–0.99%
Dow Chemical Co. (The)	11,455	412,380

E. I. du Pont de Nemours and Co.	9,049	489,098

Eastman Chemical Co.	700	71,449

FMC Corp.	707	60,816

PPG Industries, Inc.	1,540	139,817

		1,173,560

Diversified Metals & Mining–0.42%
Freeport-McMoRan Copper & Gold Inc.	9,231	488,320

Titanium Metals Corp.	907	16,616

		504,936

Diversified REIT’s–0.13%
Vornado Realty Trust	1,597	148,808

Diversified Support Services–0.09%
Cintas Corp.	1,266	41,816

Iron Mountain Inc.	1,954	66,612

		108,428

Drug Retail–0.74%
CVS Caremark Corp.	13,213	496,545

Walgreen Co.	8,920	378,743

		875,288

Education Services–0.07%
Apollo Group, Inc.–Class A(b)	1,208	52,766

DeVry, Inc.	595	35,182

		87,948

Electric Utilities–1.79%
American Electric Power Co., Inc.	4,683	176,455

Duke Energy Corp.	12,973	244,282

Edison International	3,174	122,993

Entergy Corp.	1,733	118,329

Exelon Corp.	6,449	276,275

FirstEnergy Corp.	4,074	179,867

NextEra Energy, Inc.	4,111	236,218

Northeast Utilities	1,754	61,688

Pepco Holdings, Inc.	2,163	42,460

Pinnacle West Capital Corp.	1,061	47,299

PPL Corp.	5,623	156,488

Progress Energy, Inc.	2,869	137,741

Southern Co.	8,274	334,104

		2,134,199

Electrical Components & Equipment–0.51%
Emerson Electric Co.	7,324	411,975

Rockwell Automation, Inc.	1,405	121,898

Roper Industries, Inc.	943	78,552

		612,425

Electronic Components–0.31%
Amphenol Corp.–Class A	1,715	92,593

Corning Inc.	15,298	277,659

		370,252

Electronic Equipment & Instruments–0.04%
FLIR Systems, Inc.	1,577	53,161

Electronic Manufacturing Services–0.06%
Jabil Circuit, Inc.	1,911	38,602

Molex, Inc.	1,366	35,202

		73,804

Environmental & Facilities Services–0.28%
Republic Services, Inc.	2,931	90,421

Stericycle, Inc.(b)	845	75,306

Waste Management, Inc.	4,620	172,188

		337,915

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Fertilizers & Agricultural Chemicals–0.40%
CF Industries Holdings, Inc.	705	$99,877

Monsanto Co.	5,211	378,006

		477,883

Food Distributors–0.15%
Sysco Corp.	5,666	176,666

Food Retail–0.28%
Kroger Co. (The)	5,909	146,543

Safeway, Inc.	3,415	79,809

SUPERVALU Inc.	2,031	19,112

Whole Foods Market, Inc.	1,454	92,256

		337,720

Footwear–0.28%
NIKE, Inc.–Class B	3,695	332,476

Gas Utilities–0.09%
Nicor Inc.	450	24,633

ONEOK, Inc.	1,059	78,377

		103,010

General Merchandise Stores–0.34%
Big Lots, Inc.(b)	761	25,227

Family Dollar Stores, Inc.	1,190	62,546

Target Corp.	6,715	315,001

		402,774

Gold–0.22%
Newmont Mining Corp.	4,801	259,110

Health Care Distributors–0.42%
AmerisourceBergen Corp.	2,668	110,455

Cardinal Health, Inc.	3,415	155,109

McKesson Corp.	2,456	205,445

Patterson Cos. Inc.	966	31,772

		502,781

Health Care Equipment–1.86%
Baxter International Inc.	5,557	331,697

Becton, Dickinson and Co.	2,130	183,542

Boston Scientific Corp.(b)	14,892	102,904

C.R. Bard, Inc.	841	92,392

CareFusion Corp.(b)	2,134	57,981

Covidien PLC (Ireland)	4,822	256,675

Edwards Lifesciences Corp.(b)	1,116	97,293

Intuitive Surgical, Inc.(b)	381	141,774

Medtronic, Inc.	10,420	401,483

St. Jude Medical, Inc.	3,203	152,719

Stryker Corp.	3,250	190,742

Varian Medical Systems, Inc.(b)	1,141	79,893

Zimmer Holdings, Inc.(b)	1,869	118,121

		2,207,216

Health Care Facilities–0.03%
Tenet Healthcare Corp.(b)	4,770	29,765

Health Care Services–0.64%
DaVita, Inc.(b)	929	80,461

Express Scripts, Inc.(b)	5,156	278,321

Laboratory Corp. of America Holdings(b)	975	94,370

Medco Health Solutions, Inc.(b)	3,884	219,524

Quest Diagnostics Inc.	1,532	90,541

		763,217

Health Care Supplies–0.04%
DENTSPLY International Inc.	1,370	52,170

Health Care Technology–0.07%
Cerner Corp.(b)	1,418	86,654

Home Entertainment Software–0.06%
Electronic Arts Inc.(b)	3,201	75,544

Home Furnishings–0.03%
Leggett & Platt, Inc.	1,366	33,303

Home Improvement Retail–0.72%
Home Depot, Inc. (The)	15,516	561,990

Lowe’s Cos., Inc.	12,688	295,757

		857,747

Homebuilding–0.07%
D.R. Horton, Inc.	2,693	31,023

Lennar Corp.–Class A	1,591	28,877

Pulte Group Inc.(b)	3,326	25,477

		85,377

Homefurnishing Retail–0.12%
Bed Bath & Beyond Inc.(b)	2,426	141,606

Hotels, Resorts & Cruise Lines–0.35%
Carnival Corp.	4,207	158,309

Marriott International Inc.–Class A	2,765	98,130

Starwood Hotels & Resorts Worldwide, Inc.	1,900	106,476

Wyndham Worldwide Corp.	1,687	56,768

		419,683

Household Appliances–0.15%
Stanley Black & Decker Inc.	1,654	119,171

Whirlpool Corp.	752	61,152

		180,323

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Household Products–2.09%
Clorox Co. (The)	1,298	$87,537

Colgate-Palmolive Co.	4,754	415,547

Kimberly-Clark Corp.	3,827	254,725

Procter & Gamble Co. (The)	27,202	1,729,231

		2,487,040

Housewares & Specialties–0.12%
Fortune Brands, Inc.	1,518	96,803

Newell Rubbermaid, Inc.	2,792	44,058

		140,861

Human Resource & Employment Services–0.03%
Robert Half International, Inc.	1,443	39,004

Hypermarkets & Super Centers–1.12%
Costco Wholesale Corp.	4,256	345,757

Wal-Mart Stores, Inc.	18,612	989,042

		1,334,799

Independent Power Producers & Energy Traders–0.18%
AES Corp. (The)(b)	6,400	81,536

Constellation Energy Group Inc.	1,977	75,047

NRG Energy, Inc.(b)	2,347	57,689

		214,272

Industrial Conglomerates–2.43%
3M Co.	6,924	656,741

General Electric Co.(d)	103,356	1,949,294

Textron Inc.	2,660	62,803

Tyco International Ltd.	4,569	225,846

		2,894,684

Industrial Gases–0.48%
Air Products & Chemicals, Inc.	2,064	197,277

Airgas, Inc.	679	47,557

Praxair, Inc.	2,962	321,051

		565,885

Industrial Machinery–1.09%
Danaher Corp.	5,305	281,112

Dover Corp.	1,817	123,193

Eaton Corp.	3,324	171,020

Flowserve Corp.	551	60,549

Illinois Tool Works Inc.	4,865	274,824

Ingersoll-Rand PLC (Ireland)	3,227	146,538

Pall Corp.	1,130	63,540

Parker Hannifin Corp.	1,579	141,699

Snap-On, Inc.	576	35,988

		1,298,463

Industrial REIT’s–0.12%
Prologis, Inc.	4,133	148,127

Insurance Brokers–0.28%
Aon Corp.	3,220	165,186

Marsh & McLennan Cos., Inc.	5,337	166,461

		331,647

Integrated Oil & Gas–7.02%
Chevron Corp.	19,590	2,014,636

ConocoPhillips	13,774	1,035,667

Exxon Mobil Corp.	48,007	3,906,810

Hess Corp.	2,945	220,168

Marathon Oil Corp.(b)	6,938	224,791

Murphy Oil Corp.	1,884	123,703

Occidental Petroleum Corp.	7,921	824,101

		8,349,876

Integrated Telecommunication Services–2.71%
AT&T Inc.	57,713	1,812,765

CenturyLink Inc.	5,851	236,556

Frontier Communications Corp.	9,698	78,263

Verizon Communications Inc.	27,570	1,026,431

Windstream Corp.	4,969	64,398

		3,218,413

Internet Retail–0.95%
Amazon.com, Inc.(b)	3,479	711,421

Expedia, Inc.	1,979	57,371

Netflix Inc.(b)	423	111,118

Priceline.com Inc.(b)	482	246,750

		1,126,660

Internet Software & Services–1.61%
Akamai Technologies, Inc.(b)	1,788	56,268

eBay Inc.(b)	11,130	359,165

Google, Inc.–Class A(b)	2,448	1,239,618

Monster Worldwide, Inc.(b)	1,304	19,117

VeriSign, Inc.	1,672	55,945

Yahoo! Inc.(b)	12,697	190,963

		1,921,076

Investment Banking & Brokerage–1.02%
Charles Schwab Corp. (The)	9,760	160,552

E*TRADE Financial Corp.(b)	2,491	34,376

Goldman Sachs Group, Inc. (The)	5,044	671,306

Morgan Stanley	15,052	346,346

		1,212,580

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

IT Consulting & Other Services–2.01%
Cognizant Technology Solutions Corp.–Class A(b)	2,964	$217,380

International Business Machines Corp.	11,803	2,024,805

SAIC, Inc.(b)	2,670	44,909

Teradata Corp.(b)	1,664	100,173

		2,387,267

Leisure Products–0.13%
Hasbro, Inc.	1,326	58,251

Mattel, Inc.	3,421	94,043

		152,294

Life & Health Insurance–1.07%
Aflac, Inc.	4,543	212,067

Lincoln National Corp.	3,052	86,951

MetLife, Inc.	10,300	451,861

Principal Financial Group, Inc.	3,103	94,393

Prudential Financial, Inc.	4,745	301,735

Torchmark Corp.	740	47,464

Unum Group	2,957	75,344

		1,269,815

Life Sciences Tools & Services–0.52%
Agilent Technologies, Inc.(b)	3,390	173,263

Life Technologies Corp.(b)	1,741	90,654

PerkinElmer, Inc.	1,105	29,736

Thermo Fisher Scientific, Inc.(b)	3,734	240,432

Waters Corp.(b)	903	86,453

		620,538

Managed Health Care–1.10%
Aetna Inc.	3,682	162,340

CIGNA Corp.	2,635	135,518

Coventry Health Care, Inc.(b)	1,471	53,647

Humana Inc.	1,640	132,086

UnitedHealth Group, Inc.	10,557	544,530

WellPoint Inc.	3,577	281,760

		1,309,881

Metal & Glass Containers–0.09%
Ball Corp.	1,635	62,882

Owens-Illinois, Inc.(b)	1,616	41,709

		104,591

Motorcycle Manufacturers–0.08%
Harley-Davidson, Inc.	2,330	95,460

Movies & Entertainment–1.50%
News Corp.–Class A	22,269	394,161

Time Warner Inc.	10,434	379,485

Viacom Inc.–Class B	5,701	290,751

Walt Disney Co. (The)	18,419	719,078

		1,783,475

Multi-Line Insurance–0.38%
American International Group, Inc.(b)	4,212	123,496

Assurant, Inc.	958	34,746

Genworth Financial Inc.–Class A(b)	4,746	48,789

Hartford Financial Services Group, Inc. (The)	4,338	114,393

Loews Corp.	3,010	126,691

		448,115

Multi-Sector Holdings–0.06%
Leucadia National Corp.	1,965	67,006

Multi-Utilities–1.27%
Ameren Corp.	2,349	67,745

CenterPoint Energy, Inc.	4,103	79,393

CMS Energy Corp.	2,495	49,127

Consolidated Edison, Inc.	2,850	151,734

Dominion Resources, Inc.	5,610	270,795

DTE Energy Co.	1,649	82,483

Integrys Energy Group, Inc.	771	39,969

NiSource Inc.	2,709	54,857

PG&E Corp.	3,851	161,858

Public Service Enterprise Group Inc.	4,907	160,164

SCANA Corp.	1,112	43,779

Sempra Energy	2,332	123,316

TECO Energy, Inc.	2,051	38,743

Wisconsin Energy Corp.	2,295	71,948

Xcel Energy, Inc.	4,672	113,530

		1,509,441

Office Electronics–0.12%
Xerox Corp.	13,654	142,138

Office REIT’s–0.13%
Boston Properties, Inc.	1,417	150,429

Office Services & Supplies–0.07%
Avery Dennison Corp.	1,057	40,832

Pitney Bowes Inc.	1,976	45,428

		86,260

Oil & Gas Drilling–0.28%
Diamond Offshore Drilling, Inc.	676	47,597

Helmerich & Payne, Inc.	1,052	69,558

Nabors Industries Ltd.(b)	2,752	67,810

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Oil & Gas Drilling–(continued)

Noble Corp.	2,456	$96,791

Rowan Cos., Inc.(b)	1,241	48,163

		329,919

Oil & Gas Equipment & Services–2.06%
Baker Hughes Inc.	4,234	307,219

Cameron International Corp.(b)	2,386	119,992

FMC Technologies, Inc.(b)	2,341	104,853

Halliburton Co.	8,916	454,716

National Oilwell Varco Inc.	4,122	322,382

Schlumberger Ltd.	13,223	1,142,467

		2,451,629

Oil & Gas Exploration & Production–2.09%
Anadarko Petroleum Corp.	4,839	371,442

Apache Corp.	3,735	460,862

Cabot Oil & Gas Corp.	1,031	68,366

Chesapeake Energy Corp.	6,408	190,253

Denbury Resources, Inc.(b)	3,830	76,600

Devon Energy Corp.	4,111	323,988

EOG Resources, Inc.	2,615	273,398

EQT Corp.	1,476	77,520

Newfield Exploration Co.(b)	1,287	87,542

Noble Energy, Inc.	1,718	153,984

Pioneer Natural Resources Co.	1,136	101,751

QEP Resources Inc.	1,744	72,952

Range Resources Corp.	1,564	86,802

Southwestern Energy Co.(b)	3,389	145,320

		2,490,780

Oil & Gas Refining & Marketing–0.31%
Marathon Petroleum Corp.(b)	3,469	143,617

Sunoco, Inc.	1,179	49,176

Tesoro Corp.(b)	1,386	31,753

Valero Energy Corp.	5,530	141,402

		365,948

Oil & Gas Storage & Transportation–0.42%
El Paso Corp.	7,493	151,359

Spectra Energy Corp.	6,318	173,176

Williams Cos., Inc. (The)	5,701	172,455

		496,990

Other Diversified Financial Services–3.24%
Bank of America Corp.	98,752	1,082,322

Citigroup Inc.	28,462	1,185,158

JPMorgan Chase & Co.	38,725	1,585,401

		3,852,881

Packaged Foods & Meats–1.60%
Campbell Soup Co.	1,777	61,395

ConAgra Foods, Inc.	4,029	103,988

Dean Foods Co.(b)	1,770	21,718

General Mills, Inc.	6,220	231,508

H.J. Heinz Co.	3,135	167,033

Hershey Co. (The)	1,493	84,877

Hormel Foods Corp.	1,370	40,840

J M Smucker Co. (The)	1,129	86,301

Kellogg Co.	2,439	134,925

Kraft Foods Inc.–Class A	17,130	603,490

McCormick & Co., Inc.	1,290	63,945

Mead Johnson Nutrition Co.	1,990	134,425

Sara Lee Corp.	5,690	108,053

Tyson Foods, Inc.–Class A	2,942	57,134

		1,899,632

Paper Packaging–0.06%
Bemis Co., Inc.	1,059	35,773

Sealed Air Corp.	1,603	38,135

		73,908

Paper Products–0.15%
International Paper Co.	4,229	126,109

MeadWestvaco Corp.	1,684	56,094

		182,203

Personal Products–0.20%
Avon Products, Inc.	4,171	116,788

Estee Lauder Cos. Inc. (The)–Class A	1,110	116,761

		233,549

Pharmaceuticals–5.65%
Abbott Laboratories	15,146	796,982

Allergan, Inc.	2,969	247,169

Bristol-Myers Squibb Co.	16,625	481,460

Eli Lilly and Co.	9,927	372,560

Forest Laboratories, Inc.(b)	2,787	109,641

Hospira, Inc.(b)	1,649	93,432

Johnson & Johnson	26,713	1,776,949

Merck & Co., Inc.	30,080	1,061,523

Mylan Inc.(b)	4,279	105,563

Pfizer Inc.	77,001	1,586,221

Watson Pharmaceuticals, Inc.(b)	1,245	85,569

		6,717,069

Property & Casualty Insurance–1.97%
ACE Ltd. (Switzerland)	3,287	216,350

Allstate Corp. (The)	5,092	155,459

Berkshire Hathaway Inc.–Class B(b)	16,871	1,305,647

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Property & Casualty Insurance–(continued)

Chubb Corp. (The)	2,850	$178,438

Cincinnati Financial Corp.	1,579	46,075

Progressive Corp. (The)	6,369	136,169

Travelers Cos., Inc. (The)	4,081	238,249

XL Group PLC (Ireland)	3,064	67,347

		2,343,734

Publishing–0.15%
Gannett Co., Inc.	2,342	33,538

McGraw-Hill Cos., Inc. (The)	2,968	124,389

Washington Post Co. (The)–Class B	52	21,785

		179,712

Railroads–0.87%
CSX Corp.	10,746	281,760

Norfolk Southern Corp.	3,441	257,834

Union Pacific Corp.	4,779	498,928

		1,038,522

Real Estate Services–0.06%
CB Richard Ellis Group, Inc.–Class A(b)	2,798	70,258

Regional Banks–0.98%
BB&T Corp.	6,773	181,787

Fifth Third Bancorp	8,952	114,138

First Horizon National Corp.	2,530	24,136

Huntington Bancshares Inc.	8,413	55,189

KeyCorp	9,265	77,178

M&T Bank Corp.	1,236	108,706

Marshall & Ilsley Corp.	5,139	40,958

PNC Financial Services Group, Inc.	5,125	305,501

Regions Financial Corp.	12,244	75,913

SunTrust Banks, Inc.	5,201	134,186

Zions Bancorp.	1,765	42,378

		1,160,070

Research & Consulting Services–0.07%
Dun & Bradstreet Corp. (The)	480	36,259

Equifax Inc.	1,214	42,150

		78,409

Residential REIT’s–0.26%
Apartment Investment & Management Co.–Class A	1,194	30,483

AvalonBay Communities, Inc.	849	109,011

Equity Residential	2,870	172,200

		311,694

Restaurants–1.30%
Chipotle Mexican Grill, Inc.(b)	307	94,615

Darden Restaurants, Inc.	1,328	66,081

McDonald’s Corp.	10,110	852,475

Starbucks Corp.	7,304	288,435

Yum! Brands, Inc.	4,516	249,464

		1,551,070

Retail REIT’s–0.34%
Kimco Realty Corp.	4,004	74,635

Simon Property Group, Inc.	2,857	332,069

		406,704

Semiconductor Equipment–0.26%
Applied Materials, Inc.	12,846	167,126

KLA-Tencor Corp.	1,654	66,954

MEMC Electronic Materials, Inc.(b)	2,213	18,877

Novellus Systems, Inc.(b)	892	32,237

Teradyne, Inc.(b)	1,851	27,395

		312,589

Semiconductors–2.13%
Advanced Micro Devices, Inc.(b)	5,596	39,116

Altera Corp.	3,139	145,493

Analog Devices, Inc.	2,919	114,250

Broadcom Corp.–Class A(b)	4,637	155,989

First Solar, Inc.(b)	528	69,839

Intel Corp.	51,670	1,145,007

Linear Technology Corp.	2,218	73,238

LSI Corp.(b)	5,896	41,979

Microchip Technology, Inc.	1,864	70,664

Micron Technology, Inc.(b)	8,392	62,772

National Semiconductor Corp.	2,351	57,858

NVIDIA Corp.(b)	5,849	93,204

Texas Instruments Inc.	11,315	371,471

Xilinx, Inc.	2,587	94,348

		2,535,228

Soft Drinks–2.33%
Coca-Cola Co. (The)	22,309	1,501,173

Coca-Cola Enterprises, Inc.	3,166	92,384

Dr. Pepper Snapple Group, Inc.	2,156	90,401

PepsiCo, Inc.	15,403	1,084,833

		2,768,791

Specialized Consumer Services–0.04%
H&R Block, Inc.	3,017	48,393

Specialized Finance–0.40%
CME Group Inc.	652	190,117

IntercontinentalExchange Inc.(b)	726	90,539

Moody’s Corp.	1,930	74,016

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Specialized Finance–(continued)

NASDAQ OMX Group, Inc. (The)(b)	1,438	$36,381

NYSE Euronext	2,584	88,554

		479,607

Specialized REIT’s–0.65%
HCP, Inc.	3,951	144,962

Health Care REIT, Inc.	1,743	91,385

Host Hotels & Resorts Inc.	6,686	113,328

Plum Creek Timber Co., Inc.	1,601	64,905

Public Storage	1,362	155,282

Ventas, Inc.	1,612	84,968

Weyerhaeuser Co.	5,204	113,759

		768,589

Specialty Chemicals–0.28%
Ecolab Inc.	2,259	127,362

International Flavors & Fragrances Inc.	794	51,007

Sherwin-Williams Co. (The)	860	72,128

Sigma-Aldrich Corp.	1,186	87,029

		337,526

Specialty Stores–0.17%
Staples, Inc.	6,949	109,794

Tiffany & Co.	1,243	97,601

		207,395

Steel–0.34%
AK Steel Holding Corp.	1,111	17,509

Allegheny Technologies, Inc.	1,047	66,453

Cliffs Natural Resources Inc.	1,408	130,170

Nucor Corp.	3,079	126,916

United States Steel Corp.	1,422	65,469

		406,517

Systems Software–2.98%
BMC Software, Inc.(b)	1,722	94,194

CA, Inc.	3,725	85,079

Microsoft Corp.	72,320	1,880,320

Oracle Corp.	37,974	1,249,724

Red Hat, Inc.(b)	1,909	87,623

Symantec Corp.(b)	7,353	145,001

		3,541,941

Thrifts & Mortgage Finance–0.07%
Hudson City Bancorp, Inc.	5,103	41,794

People’s United Financial Inc.	3,455	46,435

		88,229

Tires & Rubber–0.03%
Goodyear Tire & Rubber Co. (The)(b)	2,399	40,231

Tobacco–1.66%
Altria Group, Inc.	20,400	538,764

Lorillard, Inc.	1,399	152,309

Philip Morris International Inc.	17,330	1,157,124

Reynolds American Inc.	3,293	122,006

		1,970,203

Trading Companies & Distributors–0.16%
Fastenal Co.	2,872	103,363

W.W. Grainger, Inc.	566	86,966

		190,329

Trucking–0.02%
Ryder System, Inc.	506	28,766

Wireless Telecommunication Services–0.34%
American Tower Corp.–Class A(b)	3,864	202,203

MetroPCS Communications, Inc.(b)	2,618	45,056

Sprint Nextel Corp.(b)	29,155	157,145

		404,404

Total Common Stocks & Other Equity Interests (Cost $72,386,951)		117,111,781

Money Market Funds–1.84%
Liquid Assets Portfolio–Institutional Class(e)	1,093,527	1,093,527

Premier Portfolio–Institutional Class(e)	1,093,527	1,093,527

Total Money Market Funds (Cost $2,187,054)		2,187,054

TOTAL INVESTMENTS–100.27% (Cost $74,574,005)		119,298,835

OTHER ASSETS LESS LIABILITIES–(0.27)%		(317,264)

NET ASSETS–100.00%		$118,981,571

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 5.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2011

Information Technology	17.5%

Financials	14.8

Energy	12.4

Health Care	11.5

Industrials	11.0

Consumer Discretionary	10.6

Consumer Staples	10.5

Materials	3.7

Utilities	3.3

Telecommunication Services	3.1

Money Market Funds Plus Other Assets Less Liabilities	1.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $72,272,884)	$117,006,434

Investments in affiliated money market funds, at value and cost	2,187,054

Investments in affiliates, at value (Cost $114,067)	105,347

Total investments, at value (Cost $74,574,005)	119,298,835

Receivable for:
Investments sold	38,461

Variation margin	19,561

Fund shares sold	930

Dividends	150,587

Fund expenses absorbed	7,343

Investment for trustee deferred compensation and retirement plans	2,447

Other assets	8,957

Total assets	119,527,121

Liabilities:
Payable for:
Fund shares reacquired	133,089

Accrued fees to affiliates	373,868

Accrued other operating expenses	35,079

Trustee deferred compensation and retirement plans	3,514

Total liabilities	545,550

Net assets applicable to shares outstanding	$118,981,571

Net assets consist of:
Shares of beneficial interest	$93,388,959

Undistributed net investment income	2,949,209

Undistributed net realized gain (loss)	(22,156,925)

Unrealized appreciation	44,800,328

$118,981,571

Net Assets:
Series I	$36,348,589

Series II	$82,632,982

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	3,005,429

Series II	6,882,332

Series I:
Net asset value per share	$12.09

Series II:
Net asset value per share	$12.01

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Dividends	$1,218,260

Dividends from affiliated money market funds	755

Dividends from affiliates	1,094

Total investment income	1,220,109

Expenses:
Advisory fees	74,239

Administrative services fees	179,460

Custodian fees	17,975

Distribution fees — Series II	107,999

Transfer agent fees	1,506

Trustees’ and officers’ fees and benefits	4,981

Other	38,182

Total expenses	424,342

Less: Fees waived and expenses reimbursed	(144,276)

Net expenses	280,066

Net investment income	940,043

Realized and unrealized gain from:
Net realized gain from:
Investment securities	3,401,973

Futures contracts	14,207

3,416,180

Change in net unrealized appreciation of:
Investment securities	2,745,927

Futures contracts	62,116

2,808,043

Net realized and unrealized gain	6,224,223

Net increase in net assets resulting from operations	$7,164,266

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010 (Unaudited)

	2011	2010

Operations:
Net investment income	$940,043	$1,995,988

Net realized gain	3,416,180	800,753

Change in net unrealized appreciation	2,808,043	14,020,170

Net increase in net assets resulting from operations	7,164,266	16,816,911

Distributions to shareholders from net investment income:
Series I	—	(728,755)

Series II	—	(1,463,002)

Total distributions from net investment income	—	(2,191,757)

Share transactions–net:
Series I	(3,483,604)	(5,557,429)

Series II	(10,756,976)	(13,397,694)

Net increase (decrease) in net assets resulting from share transactions	(14,240,580)	(18,955,123)

Net increase (decrease) in net assets	(7,076,314)	(4,329,969)

Net assets:
Beginning of period	126,057,885	130,387,854

End of period (includes undistributed net investment income of $2,949,209 and $2,009,166, respectively)	$118,981,571	$126,057,885

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. S&P 500 Index Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-eight separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s 500® Composite Stock Price Index.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco V.I. S&P 500 Index Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Invesco V.I. S&P 500 Index Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
J.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $2 billion	0.12%

Over $2 billion	0.10%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.28% and Series II shares to 0.53% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2011, the Adviser waived advisory fees of $74,239 and reimbursed expenses of $70,037.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’

Invesco V.I. S&P 500 Index Fund

accounts. Pursuant to such agreement, for the six months ended June 30, 2011, Invesco was paid $24,795 for accounting and fund administrative services and reimbursed $154,665 for services provided by insurance companies.
  Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2011, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$119,298,835	$—	$—	$119,298,835

Futures*	75,498	—	—	75,498

Total Investments	$119,374,333	$—	$—	$119,374,333

*	Unrealized appreciation.

NOTE 4—Investment in Affiliate

The Fund’s Adviser is a Subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in and earnings from investments in Invesco Ltd. for the six months ended June 30, 2011.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	December 31, 2010	at Cost	from Sales	(Depreciation)	Gain (Loss)	June 30, 2011	Income

Invesco Ltd.	$120,733	$2,350	$(15,378)	$(1,827)	$(531)	$105,347	$1,094

NOTE 5—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Invesco V.I. S&P 500 Index Fund

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2011:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Interest rate risk
Futures contracts(a)	$75,538	$(40)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

Effect of Derivative Instruments for the six months ended June 30, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Futures*

Realized Gain
Interest rate risk	$14,207

Change in Unrealized Appreciation
Interest rate risk	62,116

Total	$76,323

*	The average value of futures outstanding during the period was $1,616,699.

Open Futures Contracts
	Number of		Notional	Unrealized
Contract	Contracts	Month	Value	Appreciation

Long Contracts
S&P 500 E-Mini	36	September-2011	$2,367,900	$75,498

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $719 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Invesco V.I. S&P 500 Index Fund

  The Fund utilized $972,761 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of December 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2012	$3,449,848

December 31, 2013	9,726,077

December 31, 2014	5,449,556

December 31, 2017	1,381,293

Total capital loss carryforward	$20,006,774

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $2,211,579 and $15,401,486, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$45,246,694

Aggregate unrealized (depreciation) of investment securities	(6,056,525)

Net unrealized appreciation of investment securities	$39,190,169

Cost of investments for tax purposes is $80,108,666.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Series I	40,186	$478,530	114,148	$1,178,964

Series II	90,506	1,071,311	141,688	1,423,360

Issued as reinvestment of dividends:
Series I	0	0	73,537	728,755

Series II	0	0	148,378	1,463,002

Reacquired:
Series I	(332,275)	(3,962,134)	(723,269)	(7,465,148)

Series II	(997,787)	(11,828,287)	(1,577,214)	(16,284,056)

Net increase (decrease) in share activity	(1,199,370)	$(14,240,580)	(1,822,732)	$(18,955,123)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 95% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. S&P 500 Index Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
			Net gains						expenses		expenses
			(losses) on						to average		to average net		Ratio of net
	Net asset		securities		Dividends				net assets		assets without		investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(e)

Series I
Six months ended 06/30/11	$11.42	$0.10	$0.57	$0.67	$0	$12.09	5.87%	$36,349	0.28	%(c)	0.51	%(c)	1.69	%(c)	2%
Year ended 12/31/10	10.14	0.19	1.29	1.48	(0.20)	11.42	14.87	37,651	0.28		0.42		1.79		6
Year ended 12/31/09	8.27	0.18	1.94	2.12	(0.25)	10.14	26.34	38,873	0.28	(d)	0.28	(d)	2.09	(d)	5
Year ended 12/31/08	13.46	0.23	(5.14)	(4.91)	(0.28)	8.27	(37.07)	33,801	0.30	(d)	0.30	(d)	2.01	(d)	14
Year ended 12/31/07	13.02	0.23	0.45	0.68	(0.24)	13.46	5.23	66,275	0.27		0.27		1.71		3
Year ended 12/31/06	11.46	0.20	1.56	1.76	(0.20)	13.02	15.56	84,545	0.28		0.28		1.67		4

Series II
Six months ended 06/30/11	11.35	0.09	0.57	0.66	0	12.01	5.81	82,633	0.53	(c)	0.76	(c)	1.44	(c)	2
Year ended 12/31/10	10.08	0.16	1.28	1.44	(0.17)	11.35	14.58	88,407	0.53		0.67		1.54		6
Year ended 12/31/09	8.21	0.16	1.93	2.09	(0.22)	10.08	26.06	91,515	0.53	(d)	0.53	(d)	1.84	(d)	5
Year ended 12/31/08	13.36	0.20	(5.11)	(4.91)	(0.24)	8.21	(37.27)	80,115	0.55	(d)	0.55	(d)	1.76	(d)	14
Year ended 12/31/07	12.92	0.20	0.45	0.65	(0.21)	13.36	5.00	152,984	0.52		0.52		1.46		3
Year ended 12/31/06	11.38	0.17	1.54	1.71	(0.17)	12.92	15.21	176,883	0.53		0.53		1.42		4

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $37,643 and $87,115 for Series I and Series II shares, respectively.
(d)	The ratios reflect the rebate of certain Fund expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios is less than 0.005%.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for the periods less than one year, if applicable.

Invesco V.I. S&P 500 Index Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
Series I	$1,000.00	$1,058.70	$1.43	$1,023.41	$1.40	0.28%

Series II	1,000.00	1,058.10	2.70	1,022.17	2.66	0.53

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. S&P 500 Index Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. S&P 500 Index Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years

Invesco V.I. S&P 500 Index Fund

to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – S&P 500 Index Objective Funds Index. The Board noted that performance of Series I shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate of the other mutual Fund managed by Invesco Advisers in a manner comparable to the Fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. S&P 500 Index Fund

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund
Semiannual Report to Shareholders ▪ June 30, 2011

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
MS-VISDEWSP-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	7.88%

Series II Shares	7.77

S&P 500 Index▼(Broad Market Index)	6.01

S&P 500 Equal Weight Index■ (Style-Specific Index)	8.09

Lipper VUF Multi-Cap Core Index▼(Peer Group Index)	6.09

▼Lipper Inc.; ■Invesco, Bloomberg LP
The Fund recently adopted a three-tier benchmark structure to compare its performance to broad market, style-specific and peer group market measures.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The S&P 500® Equal Weight Index is the equally weighted version of the S&P 500 Index.
     The Lipper VUF Multi-Cap Core Index is an unmanaged index considered representative of multi-cap core variable insurance underlying funds tracked by Lipper.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/11

Series I Shares

Inception (11/9/94)	10.20%

10 Years	6.56

5 Years	5.18

1 Year	35.97

Series II Shares

Inception (7/24/00)	6.80%

10 Years	6.29

5 Years	4.93

1 Year	35.67

Effective June 1, 2010, Class X and Class Y shares of the predecessor fund, Morgan Stanley V.I. Select Dimensions Equally-Weighted S&P 500 Fund, advised by Morgan Stanley Investment Advisors Inc., were reorganized into Series I and Series II shares, respectively, of Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund. Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.37% and 0.62%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.49% and 0.74%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

Schedule of Investments

June 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.41%(a)
Advertising–0.41%
Interpublic Group of Cos., Inc. (The)	15,592	$194,900

Omnicom Group, Inc.	3,908	188,209

		383,109

Aerospace & Defense–2.57%
Boeing Co. (The)	2,388	176,545

General Dynamics Corp.	2,470	184,064

Goodrich Corp.	1,943	185,557

Honeywell International, Inc.	3,170	188,900

ITT Corp.	3,143	185,217

L-3 Communications Holdings, Inc.	2,163	189,154

Lockheed Martin Corp.	2,213	179,187

Northrop Grumman Corp.	2,737	189,811

Precision Castparts Corp.	1,157	190,500

Raytheon Co.	3,631	181,005

Rockwell Collins, Inc.	2,939	181,307

Textron Inc.	8,146	192,327

United Technologies Corp.	2,094	185,340

		2,408,914

Agricultural Products–0.19%
Archer-Daniels-Midland Co.(b)	5,870	176,980

Air Freight & Logistics–0.80%
C.H. Robinson Worldwide, Inc.	2,302	181,489

Expeditors International of Washington, Inc.	3,725	190,683

FedEx Corp.	2,035	193,020

United Parcel Service, Inc.–Class B	2,560	186,701

		751,893

Airlines–0.20%
Southwest Airlines Co.	16,190	184,890

Aluminum–0.20%
Alcoa Inc.	12,024	190,701

Apparel Retail–1.17%
Abercrombie & Fitch Co.–Class A	2,704	180,952

Gap, Inc. (The)	9,933	179,787

Limited Brands, Inc.	4,992	191,942

Ross Stores, Inc.	2,355	188,683

TJX Cos., Inc. (The)	3,538	185,851

Urban Outfitters, Inc.(c)	6,147	173,038

		1,100,253

Apparel, Accessories & Luxury Goods–0.61%
Coach, Inc.	2,985	190,831

Polo Ralph Lauren Corp.	1,427	189,234

VF Corp.	1,723	187,049

		567,114

Application Software–1.20%
Adobe Systems Inc.(c)	5,814	182,850

Autodesk, Inc.(c)	4,961	191,494

Citrix Systems, Inc.(c)	2,388	191,040

Compuware Corp.(c)	18,783	183,322

Intuit Inc.(c)	3,602	186,800

Salesforce.com, Inc.(c)	1,268	188,907

		1,124,413

Asset Management & Custody Banks–2.11%
Ameriprise Financial, Inc.	3,125	180,250

Bank of New York Mellon Corp. (The)	6,760	173,191

BlackRock, Inc.	944	181,069

Federated Investors, Inc.–Class B	7,256	172,983

Franklin Resources, Inc.	1,423	186,826

Invesco Ltd.(d)	7,687	179,876

Janus Capital Group Inc.	19,210	181,342

Legg Mason, Inc.	5,557	182,047

Northern Trust Corp.	3,787	174,050

State Street Corp.	4,073	183,652

T. Rowe Price Group Inc.	3,091	186,511

		1,981,797

Auto Parts & Equipment–0.21%
Johnson Controls, Inc.	4,767	198,593

Automobile Manufacturers–0.20%
Ford Motor Co.(c)	13,859	191,116

Automotive Retail–0.81%
AutoNation, Inc.(c)	5,349	195,827

AutoZone, Inc.(c)	606	178,679

CarMax, Inc.(c)	6,055	200,239

O’Reilly Automotive, Inc.(c)	2,855	187,031

		761,776

Biotechnology–0.99%
Amgen Inc.(c)	3,053	178,143

Biogen Idec Inc.(c)	1,869	199,833

Celgene Corp.(c)	3,059	184,519

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Biotechnology–(continued)

Cephalon Inc.(c)	2,221	$177,458

Gilead Sciences, Inc.(c)	4,479	185,475

		925,428

Brewers–0.19%
Molson Coors Brewing Co.–Class B	3,967	177,484

Broadcasting–0.59%
CBS Corp.–Class B	6,844	194,986

Discovery Communications, Inc.–Class A(c)	4,367	178,872

Scripps Networks Interactive Inc.–Class A	3,757	183,642

		557,500

Building Products–0.19%
Masco Corp.	14,601	175,650

Cable & Satellite–0.80%
Cablevision Systems Corp.–Class A(c)	6,812	178,815

Comcast Corp.–Class A	7,495	189,923

DIRECTV–Class A(c)	3,796	192,913

Time Warner Cable, Inc.	2,372	185,111

		746,762

Casinos & Gaming–0.41%
International Game Technology	10,839	190,550

Wynn Resorts Ltd.	1,367	196,219

		386,769

Coal & Consumable Fuels–0.61%
Alpha Natural Resources, Inc.(c)	4,192	190,484

Consol Energy Inc.	3,862	187,230

Peabody Energy Corp.	3,287	193,637

		571,351

Commercial Printing–0.19%
R. R. Donnelley & Sons Co.	9,282	182,020

Communications Equipment–1.78%
Cisco Systems, Inc.	11,832	184,698

F5 Networks, Inc.(c)	1,822	200,875

Harris Corp.	3,973	179,023

JDS Uniphase Corp.(c)	11,419	190,241

Juniper Networks, Inc.(c)	6,038	190,197

Motorola Mobility Holdings Inc.(c)	7,136	157,277

Motorola Solutions, Inc.(c)	3,894	179,280

Qualcomm, Inc.	3,358	190,701

Tellabs, Inc.	43,520	200,627

		1,672,919

Computer & Electronics Retail–0.38%
Best Buy Co., Inc.	5,711	179,383

GameStop Corp.–Class A(c)	6,699	178,662

		358,045

Computer Hardware–0.59%
Apple, Inc.(c)	552	185,290

Dell, Inc.(c)	11,063	184,420

Hewlett-Packard Co.	5,060	184,184

		553,894

Computer Storage & Peripherals–1.00%
EMC Corp.(c)	6,857	188,910

Lexmark International, Inc.–Class A(c)	6,382	186,737

NetApp, Inc.(c)	3,588	189,375

SanDisk Corp.(c)	4,311	178,907

Western Digital Corp.(c)	5,292	192,523

		936,452

Construction & Engineering–0.60%
Fluor Corp.	2,927	189,260

Jacobs Engineering Group, Inc.(c)	4,309	186,364

Quanta Services, Inc.(c)	9,416	190,203

		565,827

Construction & Farm Machinery & Heavy Trucks–1.03%
Caterpillar Inc.	1,845	196,419

Cummins Inc.	1,891	195,699

Deere & Co.	2,255	185,925

Joy Global Inc.	2,124	202,290

PACCAR Inc.	3,713	189,697

		970,030

Construction Materials–0.19%
Vulcan Materials Co.	4,547	175,196

Consumer Electronics–0.20%
Harman International Industries, Inc.	4,094	186,564

Consumer Finance–0.82%
American Express Co.	3,651	188,757

Capital One Financial Corp.	3,626	187,355

Discover Financial Services	7,670	205,172

SLM Corp.	11,097	186,541

		767,825

Data Processing & Outsourced Services–1.77%
Automatic Data Processing, Inc.	3,428	180,587

Computer Sciences Corp.	4,591	174,274

Fidelity National Information Services, Inc.	5,711	175,842

Fiserv, Inc.(c)	2,894	181,251

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Data Processing & Outsourced Services–(continued)

MasterCard, Inc.–Class A	665	$200,391

Paychex, Inc.	5,979	183,675

Total System Services, Inc.	9,979	185,410

Visa, Inc.–Class A	2,379	200,455

Western Union Co.	8,977	179,809

		1,661,694

Department Stores–0.97%
JC Penney Co., Inc.	5,165	178,399

Kohl’s Corp.	3,533	176,685

Macy’s, Inc.	6,494	189,885

Nordstrom, Inc.	4,027	189,027

Sears Holdings Corp.(c)	2,392	170,885

		904,881

Distillers & Vintners–0.38%
Brown-Forman Corp.–Class B	2,427	181,273

Constellation Brands, Inc.–Class A(c)	8,382	174,513

		355,786

Distributors–0.20%
Genuine Parts Co.	3,456	188,006

Diversified Banks–0.58%
Comerica, Inc.	5,147	177,932

U.S. Bancorp	7,229	184,411

Wells Fargo & Co.	6,480	181,829

		544,172

Diversified Chemicals–1.01%
Dow Chemical Co. (The)	5,119	184,284

E. I. du Pont de Nemours and Co.	3,573	193,121

Eastman Chemical Co.	1,864	190,258

FMC Corp.	2,235	192,255

PPG Industries, Inc.	2,089	189,660

		949,578

Diversified Metals & Mining–0.42%
Freeport-McMoRan Copper & Gold Inc.	3,695	195,466

Titanium Metals Corp.	10,747	196,885

		392,351

Diversified REIT’s–0.19%
Vornado Realty Trust	1,936	180,396

Diversified Support Services–0.39%
Cintas Corp.	5,529	182,623

Iron Mountain Inc.	5,441	185,484

		368,107

Drug Retail–0.37%
CVS Caremark Corp.	4,738	178,054

Walgreen Co.	3,964	168,311

		346,365

Education Services–0.40%
Apollo Group, Inc.–Class A(c)	4,233	184,898

DeVry, Inc.	3,170	187,442

		372,340

Electric Utilities–2.47%
American Electric Power Co., Inc.	4,699	177,058

Duke Energy Corp.	9,451	177,962

Edison International	4,503	174,491

Entergy Corp.	2,553	174,319

Exelon Corp.	4,226	181,042

FirstEnergy Corp.	4,028	177,836

NextEra Energy, Inc.	3,126	179,620

Northeast Utilities	5,100	179,367

Pepco Holdings, Inc.	9,191	180,420

Pinnacle West Capital Corp.	4,018	179,123

PPL Corp.	6,540	182,008

Progress Energy, Inc.	3,706	177,925

Southern Co.	4,437	179,166

		2,320,337

Electrical Components & Equipment–0.61%
Emerson Electric Co.	3,402	191,362

Rockwell Automation, Inc.	2,238	194,169

Roper Industries, Inc.	2,213	184,343

		569,874

Electronic Components–0.40%
Amphenol Corp.–Class A	3,531	190,639

Corning Inc.	9,950	180,592

		371,231

Electronic Equipment & Instruments–0.19%
FLIR Systems, Inc.	5,343	180,113

Electronic Manufacturing Services–0.40%
Jabil Circuit, Inc.	9,683	195,597

Molex, Inc.	7,099	182,941

		378,538

Environmental & Facilities Services–0.58%
Republic Services, Inc.	5,814	179,362

Stericycle, Inc.(c)	2,049	182,607

Waste Management, Inc.	4,816	179,492

		541,461

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Fertilizers & Agricultural Chemicals–0.40%
CF Industries Holdings, Inc.	1,301	$184,313

Monsanto Co.	2,689	195,060

		379,373

Food Distributors–0.19%
Sysco Corp.	5,731	178,693

Food Retail–0.81%
Kroger Co. (The)	7,379	182,999

Safeway, Inc.	7,788	182,006

SUPERVALU Inc.	20,477	192,689

Whole Foods Market, Inc.	3,179	201,707

		759,401

Footwear–0.21%
NIKE, Inc.–Class B	2,183	196,426

Gas Utilities–0.39%
Nicor Inc.	3,284	179,766

Oneok, Inc.	2,552	188,874

		368,640

General Merchandise Stores–0.57%
Big Lots, Inc.(c)	5,466	181,198

Family Dollar Stores, Inc.	3,367	176,970

Target Corp.	3,806	178,539

		536,707

Gold–0.20%
Newmont Mining Corp.	3,433	185,279

Health Care Distributors–0.77%
AmerisourceBergen Corp.	4,304	178,186

Cardinal Health, Inc.	4,015	182,361

McKesson Corp.	2,149	179,764

Patterson Cos. Inc.	5,543	182,309

		722,620

Health Care Equipment–2.51%
Baxter International Inc.	3,034	181,099

Becton, Dickinson and Co.	2,080	179,234

Boston Scientific Corp.(c)	26,086	180,254

C.R. Bard, Inc.	1,629	178,962

CareFusion Corp.(c)	6,643	180,490

Covidien PLC (Ireland)	3,373	179,545

Edwards Lifesciences Corp.(c)	2,108	183,775

Intuitive Surgical, Inc.(c)	513	190,892

Medtronic, Inc.	4,618	177,932

St. Jude Medical, Inc.	3,658	174,413

Stryker Corp.	3,068	180,061

Varian Medical Systems, Inc.(c)	2,675	187,304

Zimmer Holdings, Inc.(c)	2,853	180,310

		2,354,271

Health Care Facilities–0.18%
Tenet Healthcare Corp.(c)	27,632	172,424

Health Care Services–0.94%
DaVita, Inc.(c)	2,106	182,401

Express Scripts, Inc.(c)	3,180	171,656

Laboratory Corp. of America Holdings(c)	1,835	177,610

Medco Health Solutions, Inc.(c)	3,209	181,373

Quest Diagnostics Inc.	2,924	172,808

		885,848

Health Care Supplies–0.20%
DENTSPLY International Inc.	4,877	185,716

Health Care Technology–0.20%
Cerner Corp.(c)	3,022	184,674

Home Entertainment Software–0.20%
Electronic Arts Inc.(c)	7,963	187,927

Home Furnishings–0.20%
Leggett & Platt, Inc.	7,549	184,045

Home Improvement Retail–0.39%
Home Depot, Inc. (The)	5,131	185,845

Lowe’s Cos., Inc.	7,761	180,909

		366,754

Homebuilding–0.59%
D.R. Horton, Inc.	15,971	183,986

Lennar Corp.–Class A	10,144	184,114

Pulte Group Inc.(c)	24,634	188,696

		556,796

Homefurnishing Retail–0.21%
Bed Bath & Beyond Inc.(c)	3,406	198,808

Hotels, Resorts & Cruise Lines–0.81%
Carnival Corp.	5,021	188,940

Marriott International Inc.–Class A	5,343	189,623

Starwood Hotels & Resorts Worldwide, Inc.	3,414	191,321

Wyndham Worldwide Corp.	5,610	188,776

		758,660

Household Appliances–0.40%
Stanley Black & Decker Inc.	2,593	186,826

Whirlpool Corp.	2,328	189,313

		376,139

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Household Products–0.75%
Clorox Co. (The)	2,622	$176,828

Colgate-Palmolive Co.	2,015	176,131

Kimberly-Clark Corp.	2,674	177,981

Procter & Gamble Co. (The)	2,737	173,991

		704,931

Housewares & Specialties–0.39%
Fortune Brands, Inc.	2,790	177,918

Newell Rubbermaid, Inc.	12,033	189,881

		367,799

Human Resource & Employment Services–0.20%
Robert Half International, Inc.	6,844	184,993

Hypermarkets & Super Centers–0.38%
Costco Wholesale Corp.	2,224	180,678

Wal-Mart Stores, Inc.	3,353	178,178

		358,856

Independent Power Producers & Energy Traders–0.59%
AES Corp. (The)(c)	14,435	183,902

Constellation Energy Group Inc.	4,823	183,081

NRG Energy, Inc.(c)	7,598	186,759

		553,742

Industrial Conglomerates–0.59%
3M Co.	1,929	182,965

General Electric Co.	9,579	180,660

Tyco International Ltd.	3,809	188,279

		551,904

Industrial Gases–0.60%
Air Products & Chemicals, Inc.	1,967	188,006

Airgas, Inc.	2,670	187,007

Praxair, Inc.	1,752	189,899

		564,912

Industrial Machinery–1.79%
Danaher Corp.	3,416	181,014

Dover Corp.	2,842	192,688

Eaton Corp.	3,768	193,864

Flowserve Corp.	1,675	184,066

Illinois Tool Works Inc.	3,223	182,067

Ingersoll-Rand PLC (Ireland)	4,037	183,320

Pall Corp.	3,304	185,784

Parker Hannifin Corp.	2,075	186,210

Snap-On, Inc.	3,081	192,501

		1,681,514

Industrial REIT’s–0.20%
Prologis, Inc.	5,255	188,339

Insurance Brokers–0.39%
Aon Corp.	3,586	183,962

Marsh & McLennan Cos., Inc.	5,945	185,424

		369,386

Integrated Oil & Gas–1.38%
Chevron Corp.	1,786	183,672

ConocoPhillips	2,462	185,118

Exxon Mobil Corp.	2,241	182,373

Hess Corp.	2,556	191,087

Marathon Oil Corp.(c)	5,720	185,328

Murphy Oil Corp.	2,805	184,176

Occidental Petroleum Corp.	1,733	180,301

		1,292,055

Integrated Telecommunication Services–0.96%
AT&T Inc.	5,756	180,796

CenturyLink Inc.	4,478	181,046

Frontier Communications Corp.	22,506	181,623

Verizon Communications Inc.	4,986	185,629

Windstream Corp.	13,541	175,491

		904,585

Internet Retail–0.82%
Amazon.com, Inc.(c)	949	194,061

Expedia, Inc.	6,552	189,943

Netflix Inc.(c)	720	189,137

Priceline.com Inc.(c)	382	195,557

		768,698

Internet Software & Services–1.20%
Akamai Technologies, Inc.(c)	6,005	188,977

eBay Inc.(c)	6,141	198,170

Google, Inc.–Class A(c)	364	184,322

Monster Worldwide, Inc.(c)	13,139	192,618

VeriSign, Inc.	5,414	181,153

Yahoo! Inc.(c)	12,057	181,337

		1,126,577

Investment Banking & Brokerage–0.76%
Charles Schwab Corp. (The)	11,132	183,121

E*TRADE Financial Corp.(c)	12,909	178,144

Goldman Sachs Group, Inc. (The)	1,289	171,553

Morgan Stanley	7,758	178,512

		711,330

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

IT Consulting & Other Services–0.80%
Cognizant Technology Solutions Corp.–Class A(c)	2,617	$191,931

International Business Machines Corp.	1,076	184,588

SAIC, Inc.(c)	10,728	180,445

Teradata Corp.(c)	3,155	189,931

		746,895

Leisure Products–0.39%
Hasbro, Inc.	4,059	178,312

Mattel, Inc.	6,778	186,327

		364,639

Life & Health Insurance–1.39%
Aflac, Inc.	3,934	183,639

Lincoln National Corp.	6,571	187,208

MetLife, Inc.	4,374	191,887

Principal Financial Group, Inc.	6,086	185,136

Prudential Financial, Inc.	2,991	190,198

Torchmark Corp.	2,814	180,490

Unum Group	7,073	180,220

		1,298,778

Life Sciences Tools & Services–0.98%
Agilent Technologies, Inc.(c)	3,734	190,845

Life Technologies Corp.(c)	3,422	178,183

PerkinElmer, Inc.	6,836	183,957

Thermo Fisher Scientific, Inc.(c)	2,846	183,254

Waters Corp.(c)	1,923	184,108

		920,347

Managed Health Care–1.18%
Aetna Inc.	4,079	179,843

CIGNA Corp.	3,622	186,279

Coventry Health Care, Inc.(c)	5,182	188,988

Humana Inc.	2,284	183,953

UnitedHealth Group, Inc.	3,545	182,851

WellPoint, Inc.	2,322	182,904

		1,104,818

Metal & Glass Containers–0.38%
Ball Corp.	4,676	179,839

Owens-Illinois, Inc.(c)	6,924	178,708

		358,547

Motorcycle Manufacturers–0.21%
Harley-Davidson, Inc.	4,816	197,312

Movies & Entertainment–0.80%
News Corp.–Class A	11,035	195,320

Time Warner Inc.	5,041	183,341

Viacom Inc.–Class B	3,732	190,332

Walt Disney Co. (The)	4,648	181,458

		750,451

Multi-Line Insurance–0.98%
American International Group, Inc.(c)	6,329	185,566

Assurant, Inc.	5,056	183,381

Genworth Financial Inc.–Class A(c)	17,365	178,512

Hartford Financial Services Group, Inc. (The)	7,247	191,104

Loews Corp.	4,352	183,176

		921,739

Multi-Sector Holdings–0.20%
Leucadia National Corp.	5,388	183,731

Multi-Utilities–2.87%
Ameren Corp.	6,238	179,904

CenterPoint Energy, Inc.	9,451	182,877

CMS Energy Corp.	9,000	177,210

Consolidated Edison, Inc.	3,355	178,620

Dominion Resources, Inc.	3,716	179,371

DTE Energy Co.	3,597	179,922

Integrys Energy Group, Inc.	3,518	182,373

NiSource Inc.	9,083	183,931

PG&E Corp.	4,181	175,727

Public Service Enterprise Group Inc.	5,612	183,176

SCANA Corp.	4,569	179,882

Sempra Energy	3,328	175,985

TECO Energy, Inc.	9,517	179,776

Wisconsin Energy Corp.	5,675	177,911

Xcel Energy, Inc.	7,211	175,227

		2,691,892

Office Electronics–0.20%
Xerox Corp.	17,981	187,182

Office REIT’s–0.19%
Boston Properties, Inc.	1,704	180,897

Office Services & Supplies–0.39%
Avery Dennison Corp.	4,828	186,506

Pitney Bowes Inc.	7,882	181,207

		367,713

Oil & Gas Drilling–1.00%
Diamond Offshore Drilling, Inc.	2,629	185,108

Helmerich & Payne, Inc.	3,034	200,608

Nabors Industries Ltd.(c)	7,370	181,597

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Oil & Gas Drilling–(continued)

Noble Corp.	4,704	$185,385

Rowan Cos., Inc.(c)	4,878	189,315

		942,013

Oil & Gas Equipment & Services–1.24%
Baker Hughes Inc.	2,553	185,246

Cameron International Corp.(c)	3,841	193,164

FMC Technologies, Inc.(c)	4,412	197,613

Halliburton Co.	3,848	196,248

National Oilwell Varco Inc.	2,564	200,530

Schlumberger Ltd.	2,165	187,056

		1,159,857

Oil & Gas Exploration & Production–2.80%
Anadarko Petroleum Corp.	2,513	192,898

Apache Corp.	1,510	186,319

Cabot Oil & Gas Corp.	2,934	194,553

Chesapeake Energy Corp.	6,320	187,641

Denbury Resources, Inc.(c)	9,436	188,720

Devon Energy Corp.	2,301	181,342

EOG Resources, Inc.	1,732	181,081

EQT Corp.	3,520	184,870

Newfield Exploration Co.(c)	2,780	189,096

Noble Energy, Inc.	2,123	190,284

Pioneer Natural Resources Co.	2,098	187,918

QEP Resources Inc.	4,588	191,916

Range Resources Corp.	3,405	188,977

Southwestern Energy Co.(c)	4,302	184,470

		2,630,085

Oil & Gas Refining & Marketing–0.81%
Marathon Petroleum Corp.(c)	4,530	187,521

Sunoco, Inc.	4,541	189,405

Tesoro Corp.(c)	8,487	194,437

Valero Energy Corp.	7,349	187,914

		759,277

Oil & Gas Storage & Transportation–0.59%
El Paso Corp.	8,968	181,154

Spectra Energy Corp.	6,651	182,304

Williams Cos., Inc. (The)	6,256	189,244

		552,702

Other Diversified Financial Services–0.59%
Bank of America Corp.	16,584	181,761

Citigroup Inc.	4,616	192,210

JPMorgan Chase & Co.	4,326	177,106

		551,077

Packaged Foods & Meats–2.68%
Campbell Soup Co.	5,173	178,727

ConAgra Foods, Inc.	7,185	185,445

Dean Foods Co.(c)	14,013	171,940

General Mills, Inc.	4,659	173,408

H.J. Heinz Co.	3,293	175,451

Hershey Co. (The)	3,181	180,840

Hormel Foods Corp.	6,115	182,288

J M Smucker Co. (The)	2,298	175,659

Kellogg Co.	3,224	178,352

Kraft Foods Inc.–Class A	5,137	180,976

McCormick & Co., Inc.	3,560	176,469

Mead Johnson Nutrition Co.	2,726	184,141

Sara Lee Corp.	9,307	176,740

Tyson Foods, Inc.–Class A	9,742	189,190

		2,509,626

Paper Packaging–0.40%
Bemis Co., Inc.	5,579	188,459

Sealed Air Corp.	7,707	183,349

		371,808

Paper Products–0.41%
International Paper Co.	6,666	198,780

MeadWestvaco Corp.	5,704	190,000

		388,780

Personal Products–0.40%
Avon Products, Inc.	6,473	181,244

Estee Lauder Cos. Inc. (The)–Class A	1,819	191,341

		372,585

Pharmaceuticals–2.15%
Abbott Laboratories	3,427	180,329

Allergan, Inc.	2,190	182,317

Bristol-Myers Squibb Co.	6,435	186,358

Eli Lilly and Co.	4,738	177,817

Forest Laboratories, Inc.(c)	4,570	179,784

Hospira, Inc.(c)	3,271	185,335

Johnson & Johnson	2,671	177,675

Merck & Co., Inc.	5,004	176,591

Mylan Inc.(c)	7,954	196,225

Pfizer Inc.	8,742	180,085

Watson Pharmaceuticals, Inc.(c)	2,787	191,551

		2,014,067

Property & Casualty Insurance–1.54%
ACE Ltd. (Switzerland)	2,753	181,202

Allstate Corp. (The)	5,973	182,356

Berkshire Hathaway Inc.–Class B(c)	2,345	181,479

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Property & Casualty Insurance–(continued)

Chubb Corp. (The)	2,826	$176,936

Cincinnati Financial Corp.	6,132	178,932

Progressive Corp. (The)	8,699	185,984

Travelers Cos., Inc. (The)	3,057	178,468

XL Group PLC (Ireland)	8,308	182,610

		1,447,967

Publishing–0.59%
Gannett Co., Inc.	12,919	185,000

McGraw-Hill Cos., Inc. (The)	4,460	186,919

Washington Post Co. (The)–Class B	422	176,797

		548,716

Railroads–0.60%
CSX Corp.	7,139	187,185

Norfolk Southern Corp.	2,495	186,950

Union Pacific Corp.	1,771	184,892

		559,027

Real Estate Services–0.20%
CB Richard Ellis Group, Inc.–Class A(c)	7,386	185,462

Regional Banks–2.09%
BB&T Corp.	6,763	181,519

Fifth Third Bancorp	14,113	179,941

First Horizon National Corp.	17,331	165,338

Huntington Bancshares Inc.	27,675	181,548

KeyCorp	21,340	177,762

M&T Bank Corp.	2,012	176,955

Marshall & Ilsley Corp.	23,033	183,573

PNC Financial Services Group, Inc.	3,064	182,645

Regions Financial Corp.	28,250	175,150

SunTrust Banks, Inc.	6,765	174,537

Zions Bancorp.	7,650	183,677

		1,962,645

Research & Consulting Services–0.38%
Dun & Bradstreet Corp. (The)	2,361	178,350

Equifax Inc.	5,158	179,086

		357,436

Residential REIT’s–0.57%
Apartment Investment & Management Co.–Class A	6,978	178,148

AvalonBay Communities, Inc.	1,371	176,037

Equity Residential	2,997	179,820

		534,005

Restaurants–1.01%
Chipotle Mexican Grill, Inc.(c)	658	202,789

Darden Restaurants, Inc.	3,758	186,998

McDonald’s Corp.	2,146	180,951

Starbucks Corp.	4,997	197,331

Yum! Brands, Inc.	3,229	178,370

		946,439

Retail REIT’s–0.39%
Kimco Realty Corp.	9,990	186,214

Simon Property Group, Inc.	1,552	180,389

		366,603

Semiconductor Equipment–1.00%
Applied Materials, Inc.	14,272	185,679

KLA–Tencor Corp.	4,641	187,868

MEMC Electronic Materials, Inc.(c)	20,936	178,584

Novellus Systems, Inc.(c)	5,411	195,553

Teradyne, Inc.(c)	12,853	190,224

		937,908

Semiconductors–2.76%
Advanced Micro Devices, Inc.(c)	25,304	176,875

Altera Corp.	4,120	190,962

Analog Devices, Inc.	4,838	189,359

Broadcom Corp.–Class A(c)	5,602	188,451

First Solar, Inc.(c)	1,456	192,585

Intel Corp.	8,355	185,147

Linear Technology Corp.	5,656	186,761

LSI Corp.(c)	26,279	187,107

Microchip Technology, Inc.	4,962	188,110

Micron Technology, Inc.(c)	22,621	169,205

National Semiconductor Corp.	7,203	177,266

NVIDIA Corp.(c)	11,195	178,392

Texas Instruments Inc.	5,669	186,113

Xilinx, Inc.	5,376	196,063

		2,592,396

Soft Drinks–0.77%
Coca-Cola Co. (The)	2,698	181,549

Coca-Cola Enterprises, Inc.	6,190	180,624

Dr. Pepper Snapple Group, Inc.	4,354	182,563

PepsiCo, Inc.	2,577	181,498

		726,234

Specialized Consumer Services–0.20%
H&R Block, Inc.	11,501	184,476

Specialized Finance–0.99%
CME Group Inc.	637	185,743

IntercontinentalExchange Inc.(c)	1,498	186,816

Moody’s Corp.	4,869	186,726

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Specialized Finance–(continued)

NASDAQ OMX Group, Inc. (The)(c)	7,445	$188,358

NYSE Euronext	5,312	182,042

		929,685

Specialized REIT’s–1.36%
HCP, Inc.	4,774	175,158

Health Care REIT, Inc.	3,392	177,843

Host Hotels & Resorts Inc.	11,008	186,586

Plum Creek Timber Co., Inc.	4,510	182,835

Public Storage	1,583	180,478

Ventas, Inc.	3,361	177,158

Weyerhaeuser Co.	8,712	190,444

		1,270,502

Specialty Chemicals–0.79%
Ecolab Inc.	3,282	185,039

International Flavors & Fragrances Inc.	2,866	184,112

Sherwin-Williams Co. (The)	2,146	179,985

Sigma-Aldrich Corp.	2,660	195,191

		744,327

Specialty Stores–0.40%
Staples, Inc.	11,530	182,174

Tiffany & Co.	2,399	188,369

		370,543

Steel–1.04%
AK Steel Holding Corp.	12,508	197,126

Allegheny Technologies, Inc.	3,020	191,679

Cliffs Natural Resources Inc.	2,172	200,802

Nucor Corp.	4,478	184,583

United States Steel Corp.	4,297	197,834

		972,024

Systems Software–1.21%
BMC Software, Inc.(c)	3,428	187,512

CA, Inc.	8,203	187,356

Microsoft Corp.(b)	7,297	189,722

Oracle Corp.	5,670	186,600

Red Hat, Inc.(c)	4,283	196,590

Symantec Corp.(c)	9,548	188,286

		1,136,066

Thrifts & Mortgage Finance–0.38%
Hudson City Bancorp, Inc.	21,680	177,559

People’s United Financial Inc.	13,552	182,139

		359,698

Tires & Rubber–0.21%
Goodyear Tire & Rubber Co. (The)(c)	11,968	200,703

Tobacco–0.74%
Altria Group, Inc.	6,540	172,721

Lorillard, Inc.	1,589	172,995

Philip Morris International Inc.	2,586	172,667

Reynolds American Inc.	4,652	172,357

		690,740

Trading Companies & Distributors–0.41%
Fastenal Co.	5,386	193,842

W.W. Grainger, Inc.	1,224	188,068

		381,910

Trucking–0.21%
Ryder System, Inc.	3,439	195,507

Wireless Telecommunication Services–0.60%
American Tower Corp.–Class A(c)	3,528	184,620

MetroPCS Communications, Inc.(c)	11,056	190,274

Sprint Nextel Corp.(c)	34,128	183,950

		558,844

Total Common Stocks & Other Equity Interests (Cost $44,740,129)		92,311,998

Money Market Funds–1.80%
Liquid Assets Portfolio–Institutional Class(e)	846,627	846,627

Premier Portfolio–Institutional Class(e)	846,627	846,627

Total Money Market Funds (Cost $1,693,254)		1,693,254

TOTAL INVESTMENTS–100.21% (Cost $46,433,383)		94,005,252

OTHER ASSETS LESS LIABILITIES–(0.21)%		(198,049)

NET ASSETS–100.00%		$93,807,203

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 4.
(c)	Non-income producing security.
(d)	Affiliated company. The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 5.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2011

Consumer Discretionary	16.0%

Financials	15.7

Information Technology	14.5

Industrials	11.9

Health Care	10.1

Energy	8.2

Consumer Staples	7.8

Materials	6.3

Utilities	6.3

Telecommunication Services	1.6

Money Market Funds Plus Other Assets Less Liabilities	1.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $44,578,109)	$92,132,122

Investments in affiliated money market funds, at value and cost	1,693,254

Investments in affiliates, at value (Cost $162,020)	179,876

Total investments, at value (Cost $46,433,383)	94,005,252

Receivable for:
Investments sold	240,079

Variation margin	15,703

Fund shares sold	2,240

Dividends	115,401

Fund expenses absorbed	5,731

Investment for trustee deferred compensation and retirement plans	3,288

Other assets	5,844

Total assets	94,393,538

Liabilities:
Payable for:
Investments purchased	236,821

Fund shares reacquired	4,172

Accrued fees to affiliates	293,757

Accrued other operating expenses	47,278

Trustee deferred compensation and retirement plans	4,307

Total liabilities	586,335

Net assets applicable to shares outstanding	$93,807,203

Net assets consist of:
Shares of beneficial interest	$40,389,053

Undistributed net investment income	2,017,106

Undistributed net realized gain	3,789,416

Unrealized appreciation	47,611,628

$93,807,203

Net Assets:
Series I	$43,019,953

Series II	$50,787,250

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	2,123,039

Series II	2,543,350

Series I:
Net asset value per share	$20.26

Series II: Net asset value per share	$19.97

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Dividends	$858,255

Dividends from affiliated money market funds	668

Dividends from affiliated underlying funds	1,820

Total investment income	860,743

Expenses:
Advisory fees	58,534

Administrative services fees	146,740

Custodian fees	42,126

Distribution fees – Series II	67,035

Transfer agent fees	1,107

Trustees’ and officers’ fees and benefits	9,335

Other	27,993

Total expenses	352,870

Less: Fees waived and expenses reimbursed	(105,531)

Net expenses	247,339

Net investment income	613,404

Realized and unrealized gain from:
Net realized gain (loss) from:
Investment securities	6,730,417

Futures contracts	(33,359)

6,697,058

Change in net unrealized appreciation of:
Investment securities	151,553

Futures contracts	24,509

176,062

Net realized and unrealized gain	6,873,120

Net increase in net assets resulting from operations	$7,486,524

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	June 30,	December 31,
	2011	2010

Operations:
Net investment income	$613,404	$1,408,741

Net realized gain	6,697,058	8,745,848

Change in net unrealized appreciation	176,062	8,613,235

Net increase in net assets resulting from operations	7,486,524	18,767,824

Distributions to shareholders from net investment income:
Series I	—	(629,718)

Series II	—	(710,006)

Total distributions from net investment income	—	(1,339,724)

Share transactions–net:
Series I	(4,022,633)	(7,540,299)

Series II	(8,972,273)	(11,702,914)

Net increase (decrease) in net assets resulting from share transactions	(12,994,906)	(19,243,213)

Net increase (decrease) in net assets	(5,508,382)	(1,815,113)

Net assets:
Beginning of period	99,315,585	101,130,698

End of period (includes undistributed net investment income of $2,017,106 and $1,403,702, respectively)	$93,807,203	$99,315,585

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-eight separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The investment objective’s is to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued.

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Collateral — To the extent each Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is such Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $2 billion	0.12%

Over $2 billion	0.10%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.37% and Series II shares to 0.62% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2011, the Adviser waived advisory fees of $58,534 and reimbursed class level expenses of $46,997.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2011, Invesco was paid $24,794 for accounting and fund administrative services and reimbursed $121,946 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2011, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$94,005,252	$—	$—	$94,005,252

Futures*	39,759	—	—	39,759

Total Investments	$94,045,011	$—	$—	$94,045,011

*	Unrealized appreciation

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk
Futures contracts(a)	$39,759	$—

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

Effect of Derivative Instruments for the six months ended June 30, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Futures*

Realized Gain (Loss)
Interest rate risk	$(33,359)

Change in Unrealized Appreciation (Depreciation)
Interest rate risk	24,509

Total	$(8,850)

*	The average value of futures outstanding during the period was $1,065,252 .

Open Futures Contracts
	Number of		Notional	Unrealized
Contract	Contracts	Month	Value	Appreciation

E-Mini S&P 500 Index	27	September-2011/Long	$1,775,925	$39,759

NOTE 5—Investments in Other Affiliates

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the six months ended June 30, 2011.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	12/31/10	at Cost	from Sales	(Depreciation)	Gain (Loss)	06/30/11	Income

Invesco Ltd.	$206,651	$13,014	$(36,883)	$(1,999)	$(907)	$179,876	$1,820

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $700 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund utilized $8,518,615 of capital loss carryforward in the fiscal year ending December 31, 2010.
  The Fund had a capital loss carryforward as of December 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2017	$670,257

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $9,403,126 and $22,767,404, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$45,765,485

Aggregate unrealized (depreciation) of investment securities	(382,938)

Net unrealized appreciation of investment securities	$45,382,547

Cost of investments for tax purposes is $48,622,705.

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Series I	13,215	$261,663	36,273	$613,769

Series II	13,551	261,845	70,709	1,148,335

Issued as reinvestment of dividends:
Series I	—	—	39,137	629,719

Series II	—	—	44,654	710,006

Reacquired:
Series I	(215,468)	(4,284,296)	(525,472)	(8,783,787)

Series II	(473,265)	(9,234,118)	(829,357)	(13,561,255)

Net increase (decrease) in share activity	(661,967)	$(12,994,906)	(1,164,056)	$(19,243,213)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 95% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net				Ratio of net
	Net asset		(losses) on		Dividends	Distributions					net assets		assets without				investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		Rebate		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		from		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		affiliates		net assets		turnover(c)

Series I
Six months ended 06/30/11	$18.78	$0.14	$1.34	$1.48	$—	$—	$—	$20.26	7.88%	$43,020	0.37	%(d)	0.59	%(d)	—%		1.39	%(d)	10%
Year ended 12/31/10	15.69	0.26	3.07	3.33	(0.24)	—	(0.24)	18.78	21.51	43,669	0.35		0.40		—		1.59		21
Year ended 12/31/09	11.61	0.22	4.75	4.97	(0.34)	(0.55)	(0.89)	15.69	45.08	43,553	0.37	(e)	0.37	(e)	0.00	(f)	1.72	(e)	13
Year ended 12/31/08	25.37	0.32	(8.73)	(8.41)	(0.45)	(4.90)	(5.35)	11.61	(40.02)	36,814	0.31	(e)	0.31	(e)	0.00	(f)	1.70	(e)	32
Year ended 12/31/07	27.75	0.41	0.20	0.61	(0.42)	(2.57)	(2.99)	25.37	1.47	77,688	0.28		0.28		—		1.48		17
Year ended 12/31/06	25.71	0.37	3.45	3.82	(0.34)	(1.44)	(1.78)	27.75	15.69	103,824	0.27		0.27		—		1.40		17

Series II
Six months ended 06/30/11	18.53	0.11	1.33	1.44	—	—	—	19.97	7.77	50,787	0.62	(d)	0.84	(d)	—		1.14	(d)	10
Year ended 12/31/10	15.49	0.22	3.03	3.25	(0.21)	—	(0.21)	18.53	21.19	55,646	0.60		0.65		—		1.34		21
Year ended 12/31/09	11.45	0.19	4.69	4.88	(0.29)	(0.55)	(0.84)	15.49	44.79	57,578	0.62	(e)	0.62	(e)	0.00	(f)	1.47	(e)	13
Year ended 12/31/08	25.08	0.27	(8.63)	(8.36)	(0.37)	(4.90)	(5.27)	11.45	(40.19)	46,447	0.56	(e)	0.56	(e)	0.00	(f)	1.45	(e)	32
Year ended 12/31/07	27.47	0.34	0.19	0.53	(0.35)	(2.57)	(2.92)	25.08	1.23	99,861	0.53		0.53		—		1.23		17
Year ended 12/31/06	25.48	0.30	3.42	3.72	(0.29)	(1.44)	(1.73)	27.47	15.34	112,897	0.52		0.52		—		1.15		17

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $44,292 and $54,073 for Series I and Series II shares, respectively.
(e)	The ratios are annualized and reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(f)	Amount is less than 0.005%

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
Series I	$1,000.00	$1,078.80	$1.91	$1,022.96	$1.86	0.37%

Series II	1,000.00	1,077.70	3.19	1,021.72	3.11	0.62

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – Multi-Cap Core Funds Index. The Board noted that performance of Series I shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate of one mutual fund and above the rate of the other mutual fund, which was a fund-of-funds that does not pay an advisory fee.
  Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

Invesco V.I. Small Cap Equity Fund
Semiannual Report to Shareholders ▪ June 30, 2011

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VISCE-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	10.47%

Series II Shares	10.33

S&P 500 Index▼ (Broad Market Index)	6.01

Russell 2000 Index▼ (Style-Specific Index)	6.21

Lipper VUF Small-Cap Core Funds Index▼ (Peer Group Index)	6.90

▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper VUF Small-Cap Core Funds Index is an unmanaged index considered representative of small-cap core variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/11

Series I Shares

Inception (8/29/03)	9.03%

5 Years	5.87

1 Year	43.10

Series II Shares

Inception (8/29/03)	8.78%

5 Years	5.60

1 Year	42.80

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.07% and 1.32%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Small Cap Equity Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

Invesco V.I. Small Cap Equity Fund

Schedule of Investments

June 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.25%(a)
Advertising–1.19%
Interpublic Group of Cos., Inc. (The)	292,291	$3,653,638

Aerospace & Defense–1.52%
AAR Corp.	116,759	3,163,001

Aerovironment, Inc.(b)	43,087	1,523,126

		4,686,127

Agricultural Products–2.34%
Corn Products International, Inc.	64,862	3,585,572

Darling International, Inc.(b)	203,979	3,610,428

		7,196,000

Air Freight & Logistics–0.90%
UTI Worldwide, Inc.	140,051	2,757,604

Apparel Retail–2.21%
Finish Line, Inc. (The)–Class A	140,738	3,011,793

Genesco, Inc.(b)	72,523	3,778,448

		6,790,241

Apparel, Accessories & Luxury Goods–0.97%
Phillips-Van Heusen Corp.	45,536	2,981,242

Application Software–2.98%
Parametric Technology Corp.(b)	119,333	2,736,306

Quest Software, Inc.(b)	119,494	2,716,098

TIBCO Software, Inc.(b)	128,084	3,716,998

		9,169,402

Asset Management & Custody Banks–1.53%
Affiliated Managers Group, Inc.(b)	23,113	2,344,814

SEI Investments Co.	104,647	2,355,604

		4,700,418

Auto Parts & Equipment–3.23%
Dana Holding Corp.(b)	177,710	3,252,093

Modine Manufacturing Co.(b)	210,749	3,239,212

TRW Automotive Holdings Corp.(b)	58,117	3,430,647

		9,921,952

Automotive Retail–0.96%
Penske Automotive Group, Inc.	130,126	2,959,065

Casinos & Gaming–0.69%
Bally Technologies, Inc.(b)	51,905	2,111,495

Coal & Consumable Fuels–0.75%
James River Coal Co.(b)	110,266	2,295,738

Communications Equipment–0.78%
JDS Uniphase Corp.(b)	143,905	2,397,457

Construction & Farm Machinery & Heavy Trucks–3.19%
Manitowoc Co., Inc. (The)	171,130	2,881,829

Titan International, Inc.	149,220	3,620,077

Trinity Industries, Inc.	95,084	3,316,530

		9,818,436

Data Processing & Outsourced Services–1.94%
Henry (Jack) & Associates, Inc.	89,478	2,685,235

Wright Express Corp.(b)	63,281	3,295,041

		5,980,276

Department Stores–1.13%
Dillard’s, Inc.–Class A	66,919	3,489,157

Diversified Chemicals–0.92%
FMC Corp.	32,850	2,825,757

Diversified Metals & Mining–0.85%
Compass Minerals International, Inc.	30,265	2,604,909

Electrical Components & Equipment–2.01%
Belden Inc.	85,671	2,986,491

GrafTech International Ltd.(b)	157,722	3,197,025

		6,183,516

Electronic Equipment & Instruments–1.75%
Electro Scientific Industries, Inc.(b)	66,539	1,284,203

OSI Systems, Inc.(b)	95,505	4,106,715

		5,390,918

Environmental & Facilities Services–2.75%
ABM Industries, Inc.	119,077	2,779,257

Team, Inc.(b)	129,694	3,129,516

Waste Connections, Inc.	80,848	2,565,307

		8,474,080

Food Distributors–0.96%
United Natural Foods, Inc.(b)	69,127	2,949,649

Gas Utilities–1.27%
Energen Corp.	32,867	1,856,985

UGI Corp.	63,920	2,038,409

		3,895,394

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

	Shares	Value

Gold–0.49%
Allied Nevada Gold Corp.(b)	22,318	$789,388

Detour Gold Corp. (Canada)(b)	24,861	720,515

		1,509,903

Health Care Distributors–0.66%
Owens & Minor, Inc.	59,204	2,041,946

Health Care Equipment–1.75%
Greatbatch, Inc.(b)	110,475	2,962,940

Teleflex, Inc.	39,620	2,419,197

		5,382,137

Health Care Facilities–3.25%
Amsurg Corp.(b)	119,000	3,109,470

Hanger Orthopedic Group, Inc.(b)	129,877	3,178,090

Universal Health Services, Inc.–Class B	72,039	3,712,170

		9,999,730

Health Care Services–0.48%
Gentiva Health Services, Inc.(b)	70,573	1,470,036

Health Care Supplies–1.30%
Cooper Cos., Inc. (The)	50,553	4,005,820

Health Care Technology–0.65%
Omnicell, Inc.(b)	128,355	2,001,054

Home Furnishings–0.82%
Ethan Allen Interiors, Inc.	117,806	2,508,090

Industrial Machinery–3.28%
Gardner Denver, Inc.	47,939	4,029,273

IDEX Corp.	68,092	3,122,018

Valmont Industries, Inc.	30,610	2,950,498

		10,101,789

Insurance Brokers–0.69%
Arthur J. Gallagher & Co.	73,915	2,109,534

Integrated Telecommunication Services–0.60%
Alaska Communications Systems Group, Inc.	208,295	1,847,577

Internet Software & Services–2.11%
Open Text Corp. (Canada)(b)	51,171	3,275,967

ValueClick, Inc.(b)	194,148	3,222,857

		6,498,824

Investment Banking & Brokerage–1.41%
Evercore Partners, Inc., Class A	86,089	2,868,486

KBW, Inc.	79,253	1,482,031

		4,350,517

Life Sciences Tools & Services–0.96%
Charles River Laboratories International, Inc.(b)	72,615	2,951,800

Managed Health Care–1.15%
Healthspring, Inc.(b)	76,600	3,532,026

Metal & Glass Containers–0.85%
AptarGroup, Inc.	49,886	2,611,033

Office REIT’s–1.74%
Alexandria Real Estate Equities, Inc.	37,424	2,897,366

Digital Realty Trust, Inc.	39,800	2,458,844

		5,356,210

Oil & Gas Drilling–0.91%
Patterson-UTI Energy, Inc.	88,928	2,811,014

Oil & Gas Equipment & Services–3.74%
Dresser-Rand Group, Inc.(b)	54,836	2,947,435

Lufkin Industries, Inc.	33,527	2,884,998

Oceaneering International, Inc.	70,727	2,864,443

Superior Energy Services, Inc.(b)	75,961	2,821,192

		11,518,068

Oil & Gas Exploration & Production–1.47%
Forest Oil Corp.(b)	77,933	2,081,590

SandRidge Energy, Inc.(b)	228,050	2,431,013

		4,512,603

Oil & Gas Refining & Marketing–0.98%
Frontier Oil Corp.	93,239	3,012,552

Packaged Foods & Meats–0.91%
TreeHouse Foods, Inc.(b)	51,484	2,811,541

Paper Products–0.80%
Schweitzer-Mauduit International, Inc.	43,951	2,467,849

Pharmaceuticals–3.36%
Endo Pharmaceuticals Holdings, Inc.(b)	81,539	3,275,422

Questcor Pharmaceuticals, Inc.(b)	151,400	3,648,740

ViroPharma, Inc.(b)	183,730	3,399,005

		10,323,167

Property & Casualty Insurance–1.34%
FPIC Insurance Group, Inc.(b)	53,790	2,241,967

Hanover Insurance Group, Inc.	36,892	1,391,198

Safety Insurance Group, Inc.	11,404	479,424

		4,112,589

Real Estate Services–0.99%
Jones Lang LaSalle Inc.	32,320	3,047,776

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

	Shares	Value

Regional Banks–4.60%
Associated Banc-Corp	154,719	$2,150,594

Commerce Bancshares, Inc.	48,103	2,068,429

East West Bancorp, Inc.	130,843	2,644,337

Texas Capital Bancshares, Inc.(b)	74,641	1,927,977

Wintrust Financial Corp.	89,837	2,890,955

Zions Bancorp.	103,170	2,477,112

		14,159,404

Restaurants–4.03%
Brinker International, Inc.	120,787	2,954,450

DineEquity, Inc.(b)	53,158	2,778,569

P.F. Chang’s China Bistro, Inc.	46,469	1,869,912

Papa John’s International, Inc.(b)	55,395	1,842,438

Texas Roadhouse, Inc.	168,673	2,957,681

		12,403,050

Retail REIT’s–0.92%
Tanger Factory Outlet Centers, Inc.	106,104	2,840,404

Semiconductor Equipment–2.50%
Advanced Energy Industries, Inc.(b)	133,980	1,981,564

Cymer, Inc.(b)	57,077	2,825,882

Veeco Instruments Inc.(b)	59,400	2,875,554

		7,683,000

Semiconductors–2.07%
Lattice Semiconductor Corp.(b)	449,654	2,931,744

Semtech Corp.(b)	125,611	3,434,205

		6,365,949

Specialized REIT’s–0.96%
LaSalle Hotel Properties	111,788	2,944,496

Specialty Chemicals–3.65%
Innophos Holdings, Inc.	84,283	4,113,010

Kraton Performance Polymers, Inc.(b)	87,295	3,419,345

PolyOne Corp.	237,846	3,679,478

		11,211,833

Specialty Stores–1.34%
GNC Acquisition Holdings, Inc.–Class A(b)	188,657	4,114,609

Systems Software–1.05%
Ariba, Inc.(b)	93,923	3,237,526

Technology Distributors–0.69%
Ingram Micro, Inc.–Class A(b)	117,108	2,124,339

Trading Companies & Distributors–1.03%
Beacon Roofing Supply, Inc.(b)	138,876	3,169,150

Trucking–1.90%
Landstar System, Inc.	50,348	2,340,175

Old Dominion Freight Line, Inc.(b)	93,624	3,492,175

		5,832,350

Total Common Stocks & Other Equity Interests (Cost $220,308,637)		302,213,766

Money Market Funds–2.23%
Liquid Assets Portfolio–Institutional Class(c)	3,431,821	3,431,821

Premier Portfolio–Institutional Class(c)	3,431,821	3,431,821

Total Money Market Funds (Cost $6,863,642)		6,863,642

TOTAL INVESTMENTS–100.48% (Cost $227,172,279)		309,077,408

OTHER ASSETS LESS LIABILITIES–(0.48)%		(1,490,134)

NET ASSETS–100.00%		$307,587,274

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2011

Consumer Discretionary	16.6%

Industrials	16.6

Information Technology	15.9

Financials	14.2

Health Care	13.6

Energy	7.8

Materials	7.5

Consumer Staples	4.2

Utilities	1.3

Telecommunication Services	0.6

Money Market Funds Plus Other Assets Less Liabilities	1.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $220,308,637)	$302,213,766

Investments in affiliated money market funds, at value and cost	6,863,642

Total investments, at value (Cost $227,172,279)	309,077,408

Receivable for:
Investments sold	41,098

Fund shares sold	272,987

Dividends	176,963

Investment for trustee deferred compensation and retirement plans	23,744

Total assets	309,592,200

Liabilities:
Payable for:
Investments purchased	1,122,966

Fund shares reacquired	429,692

Accrued fees to affiliates	385,675

Accrued other operating expenses	29,999

Trustee deferred compensation and retirement plans	36,594

Total liabilities	2,004,926

Net assets applicable to shares outstanding	$307,587,274

Net assets consist of:
Shares of beneficial interest	$251,624,365

Undistributed net investment income (loss)	(444,314)

Undistributed net realized gain (loss)	(25,497,906)

Unrealized appreciation	81,905,129

$307,587,274

Net Assets:
Series I	$257,793,095

Series II	$49,794,179

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	14,117,656

Series II	2,773,749

Series I:
Net asset value per share	$18.26

Series II:
Net asset value per share	$17.95

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Dividends	$1,138,948

Dividends from affiliated money market funds (includes securities lending income of $13,667)	19,082

Total investment income	1,158,030

Expenses:
Advisory fees	1,067,953

Administrative services fees	390,832

Custodian fees	13,864

Distribution fees — Series II	51,621

Transfer agent fees	13,219

Trustees’ and officers’ fees and benefits	11,846

Other	32,259

Total expenses	1,581,594

Less: Fees waived	(7,263)

Net expenses	1,574,331

Net investment income (loss)	(416,301)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains (losses) from securities sold to affiliates of $(75,311))	12,617,324

Foreign currencies	(2,187)

12,615,137

Change in net unrealized appreciation of investment securities	13,787,695

Net realized and unrealized gain	26,402,832

Net increase in net assets resulting from operations	$25,986,531

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	June 30,	December 31,
	2011	2010

Operations:
Net investment income (loss)	$(416,301)	$(290,151)

Net realized gain	12,615,137	806,612

Change in net unrealized appreciation	13,787,695	53,570,548

Net increase in net assets resulting from operations	25,986,531	54,087,009

Share transactions–net:
Series I	14,344,183	(5,817,750)

Series II	12,661,181	13,329,420

Net increase in net assets resulting from share transactions	27,005,364	7,511,670

Net increase in net assets	52,991,895	61,598,679

Net assets:
Beginning of period	254,595,379	192,996,700

End of period (includes undistributed net investment income (loss) of $(444,314) and $(28,013), respectively)	$307,587,274	$254,595,379

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Small Cap Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-eight separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity

Invesco V.I. Small Cap Equity Fund

are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to

Invesco V.I. Small Cap Equity Fund

taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.745%

Next $250 million	0.730%

Next $500 million	0.715%

Next $1.5 billion	0.700%

Next $2.5 billion	0.685%

Next $2.5 billion	0.670%

Next $2.5 billion	0.655%

Over $10 billion	0.640%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.15% and Series II shares to 1.40% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2011, the Adviser waived advisory fees of $7,263.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2011, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance

Invesco V.I. Small Cap Equity Fund

companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2011, Invesco was paid $38,021 for accounting and fund administrative services and reimbursed $352,811 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2011, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$309,077,408	$—	$—	$309,077,408

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2011, the Fund engaged in securities purchases of $125,857 and securities sales of $3,591,653, which resulted in net realized gains (losses) of $(75,311).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $807 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

Invesco V.I. Small Cap Equity Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2016	$12,193,641

December 31, 2017	22,760,741

December 31, 2018	1,046,978

Total capital loss carryforward	$36,001,360

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $124,700,885 and $93,531,361, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$83,557,885

Aggregate unrealized (depreciation) of investment securities	(3,764,439)

Net unrealized appreciation of investment securities	$79,793,446

Cost of investments for tax purposes is $229,283,962.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Series I	3,985,003	$71,712,291	4,244,898	$60,143,350

Series II	1,426,402	25,288,194	1,189,752	16,471,236

Reacquired:
Series I	(3,233,185)	(57,368,108)	(4,793,630)	(65,961,100)

Series II	(722,021)	(12,627,013)	(227,279)	(3,141,816)

Net increase in share activity	1,456,199	$27,005,364	413,741	$7,511,670

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 74% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Small Cap Equity Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses) on								to average		to average net		Ratio of net
	Net asset	Net	securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/11	$16.53	$(0.02)	$1.75	$1.73	$—	$—	$—	$18.26	10.47%	$257,793	1.05	%(d)	1.06	%(d)	(0.25	)%(d)	33%
Year ended 12/31/10	12.86	(0.02)	3.69	3.67	—	—	—	16.53	28.54	220,925	1.07		1.07		(0.11)		46
Year ended 12/31/09	10.62	(0.00)	2.26	2.26	(0.02)	—	(0.02)	12.86	21.29	178,949	1.09		1.09		(0.01)		46
Year ended 12/31/08	15.53	0.02	(4.88)	(4.86)	—	(0.05)	(0.05)	10.62	(31.31)	152,310	1.09		1.09		0.16		55
Year ended 12/31/07	15.19	(0.01)	0.81	0.80	(0.01)	(0.45)	(0.46)	15.53	5.19	168,286	1.12		1.15		(0.07)		45
Year ended 12/31/06	13.46	(0.01)	2.37	2.36	—	(0.63)	(0.63)	15.19	17.44	93,243	1.15		1.33		(0.06)		52

Series II
Six months ended 06/30/11	16.27	(0.04)	1.72	1.68	—	—	—	17.95	10.33	49,794	1.30	(d)	1.31	(d)	(0.50	)(d)	33
Year ended 12/31/10	12.69	(0.05)	3.63	3.58	—	—	—	16.27	28.21	33,670	1.32		1.32		(0.36)		46
Year ended 12/31/09	10.51	(0.03)	2.23	2.20	(0.02)	—	(0.02)	12.69	20.90	14,048	1.34		1.34		(0.26)		46
Year ended 12/31/08	15.39	(0.00)	(4.83)	(4.83)	—	(0.05)	(0.05)	10.51	(31.40)	5,557	1.34		1.34		(0.09)		55
Year ended 12/31/07	15.10	(0.05)	0.79	0.74	—	(0.45)	(0.45)	15.39	4.84	32	1.37		1.40		(0.32)		45
Year ended 12/31/06	13.41	(0.04)	2.36	2.32	—	(0.63)	(0.63)	15.10	17.20	854	1.40		1.58		(0.31)		52

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not reflect charges assessed in connection with a variable product, which if included would reduce total returns and are not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending December 31, 2007, the portfolio turnover calculation excludes the value of securities purchased of $17,709,035 and sold of $19,432,514 in the effort to realign the Fund’s portfolio holdings after the reorganization of AIM V.I. Small Cap Growth Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $248,239 and $41,639 for Series I and Series II shares, respectively.

Invesco V.I. Small Cap Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
Series I	$1,000.00	$1,104.70	$5.48	$1,019.59	$5.26	1.05%

Series II	1,000.00	1,103.30	6.78	1,018.35	6.51	1.30

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Small Cap Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Small Cap Equity Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years

Invesco V.I. Small Cap Equity Fund

to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – Small-Cap Core Funds Index. The Board noted that performance of Series I shares of the Fund was in the first quintile of the performance universe for the one and five year periods and the third quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective fee rate was above the effective fee rate of one mutual fund advised by Invesco Advisers. The Board also noted that Invesco Advisers serves as a sub-adviser to three mutual funds and that the effective fee sub-advisory rate is below the effective fee advisory rate of the Fund.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers advise funds with comparable investment strategies in other jurisdictions; however, the Board did not consider comparisons of fees charged to those funds to be apt, as those fees may include more than investment management services.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund
Semiannual Report to Shareholders ▪ June 30, 2011

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
I-VITEC-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	5.44%

Series II Shares	5.28

S&P 500 Index▼ (Broad Market Index)	6.01

Bank of America Merrill Lynch 100 Technology Index▼ (Style-Specific Index)	2.11

Lipper VUF Science & Technology Funds Category Average▼ (Peer Group)	3.72

▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Bank of America Merrill Lynch 100 Technology Index is a price-only equal-dollar weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and American Depositary Receipts.
     The Lipper VUF Science & Technology Funds Category Average represents an average of all of the variable insurance underlying funds in the Lipper Science & Technology Funds category.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Series II shares incepted on April 30, 2004. Performance shown prior to that date is that of Series I shares, restated to reflect the higher 12b-1 fees applicable to Series II. Series I performance reflects any applicable fee waivers or expense reimbursements. The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.14% and 1.39%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Technology Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Average Annual Total Returns
As of 6/30/11

Series I Shares

Inception (5/20/97)		3.84%

10	Years	-1.31

5	Years	5.93

1	Year	39.42

Series II Shares

10	Years	-1.58%

5	Years	5.66

1	Year	39.11

Invesco V.I. Technology Fund

Schedule of Investments(a)

June 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.31%
Application Software–8.58%
Autodesk, Inc.(b)	53,008	$2,046,109

Citrix Systems, Inc.(b)	37,731	3,018,480

NICE Systems Ltd.–ADR (Israel)(b)	48,939	1,779,422

Nuance Communications, Inc.(b)	64,415	1,382,990

Quest Software, Inc.(b)	41,170	935,794

Salesforce.com, Inc.(b)	5,118	762,480

TIBCO Software Inc.(b)	36,779	1,067,326

		10,992,601

Communications Equipment–10.97%
Acme Packet, Inc.(b)	22,416	1,572,034

Ciena Corp.(b)	50,440	927,087

F5 Networks, Inc.(b)	10,198	1,124,330

JDS Uniphase Corp.(b)	69,243	1,153,588

Juniper Networks, Inc.(b)	37,138	1,169,847

Polycom, Inc.(b)	20,932	1,345,928

Qualcomm, Inc.	84,430	4,794,780

Sonus Networks, Inc.(b)	172,767	559,765

Sycamore Networks, Inc.	63,013	1,401,409

		14,048,768

Computer Hardware–8.74%
Apple, Inc.(b)	30,274	10,162,074

Hewlett-Packard Co.	28,331	1,031,248

		11,193,322

Computer Storage & Peripherals–5.07%
EMC Corp.(b)	146,250	4,029,187

NetApp, Inc.(b)	29,358	1,549,515

SanDisk Corp.(b)	22,095	916,943

		6,495,645

Data Processing & Outsourced Services–7.62%
Alliance Data Systems Corp.(b)	12,808	1,204,849

Genpact Ltd. (Bermuda)(b)	65,360	1,126,807

MasterCard, Inc.–Class A	7,100	2,139,514

VeriFone Systems, Inc.(b)	22,698	1,006,656

Visa, Inc.–Class A	13,035	1,098,329

Western Union Co.	54,673	1,095,100

Wright Express Corp.(b)	40,217	2,094,099

		9,765,354

Electronic Manufacturing Services–2.11%
Jabil Circuit, Inc.	60,329	1,218,646

TE Connectivity Ltd.	40,410	1,485,471

		2,704,117

Fertilizers & Agricultural Chemicals–1.26%
Monsanto Co.	22,225	1,612,201

Home Entertainment Software–0.34%
Nintendo Co., Ltd. (Japan)	2,300	433,219

Internet Retail–3.01%
Amazon.com, Inc.(b)	12,993	2,656,939

Netflix Inc.(b)	4,564	1,198,917

		3,855,856

Internet Software & Services–5.93%
Google, Inc.–Class A(b)	7,691	3,894,569

Responsys, Inc.(b)	17,995	319,051

ValueClick, Inc.(b)	67,845	1,126,227

Velti PLC (Ireland)(b)	70,166	1,186,507

VeriSign, Inc.	31,995	1,070,553

		7,596,907

IT Consulting & Other Services–7.60%
Accenture PLC–Class A (Ireland)	47,824	2,889,526

Cognizant Technology Solutions Corp.–Class A(b)	66,222	4,856,722

International Business Machines Corp.	11,557	1,982,603

		9,728,851

Other Diversified Financial Services–0.50%
BlueStream Ventures L.P. (Acquired 08/03/00-06/13/08; Cost $3,149,655)(c)(d)	—	637,785

Research & Consulting Services–0.63%
Acacia Research–Acacia Technologies(b)	21,863	802,153

Semiconductor Equipment–3.33%
Advanced Energy Industries, Inc.(b)	50,729	750,282

ASML Holding N.V.–New York Shares (Netherlands)	38,141	1,409,691

Cymer, Inc.(b)	27,397	1,356,426

Novellus Systems, Inc.(b)	20,674	747,158

		4,263,557

Semiconductors–16.98%
ARM Holdings PLC–ADR (United Kingdom)	8,918	253,539

Atmel Corp.(b)	161,654	2,274,472

Avago Technologies Ltd. (Singapore)	72,883	2,769,554

Broadcom Corp.–Class A(b)	50,749	1,707,196

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Technology Fund

	Shares	Value

Semiconductors–(continued)

Cypress Semiconductor Corp.(b)	53,119	$1,122,936

Intel Corp.	114,863	2,545,364

Lattice Semiconductor Corp.(b)	123,005	801,992

Marvell Technology Group Ltd.(b)	52,125	769,626

Micron Technology, Inc.(b)	108,587	812,231

Microsemi Corp.(b)	153,811	3,153,125

ON Semiconductor Corp.(b)	180,960	1,894,651

Semtech Corp.(b)	76,514	2,091,893

Skyworks Solutions, Inc.(b)	23,563	541,478

Xilinx, Inc.	27,553	1,004,858

		21,742,915

Systems Software–16.64%
Ariba, Inc.(b)	71,575	2,467,190

Check Point Software Technologies Ltd. (Israel)(b)	96,333	5,476,531

CommVault Systems, Inc.(b)	17,503	778,008

Microsoft Corp.	128,493	3,340,818

Oracle Corp.	96,961	3,190,987

Red Hat, Inc.(b)	41,392	1,899,893

Rovi Corp.(b)	51,656	2,962,988

Symantec Corp.(b)	60,523	1,193,514

		21,309,929

Total Common Stocks & Other Equity Interests (Cost $95,308,383)		127,183,180

Money Market Funds–0.73%
Liquid Assets Portfolio–Institutional Class(e)	464,313	464,313

Premier Portfolio–Institutional Class(e)	464,313	464,313

Total Money Market Funds (Cost $928,626)		928,626

TOTAL INVESTMENTS–100.04% (Cost $96,237,009)		128,111,806

OTHER ASSETS LESS LIABILITIES–(0.04)%		(45,121)

NET ASSETS–100.00%		$128,066,685

Investment Abbreviation:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2011 represented 0.50% of the Fund’s Net Assets.
(d)	The Fund has a remaining commitment of $101,250 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2011

Information Technology	93.9%

Consumer Discretionary	3.0

Materials	1.3

Industrials	0.6

Financials	0.5

Money Market Funds Plus Other Assets Less Liabilities	0.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Technology Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $95,308,383)	$127,183,180

Investments in affiliated money market funds, at value and cost	928,626

Total investments, at value (Cost $96,237,009)	128,111,806

Foreign currencies, at value (Cost $8,370)	8,404

Receivable for:
Investments sold	858,363

Fund shares sold	25,067

Dividends	8,318

Investment for trustee deferred compensation and retirement plans	33,991

Other assets	239

Total assets	129,046,188

Liabilities:
Payable for:
Fund shares reacquired	733,693

Accrued fees to affiliates	171,305

Accrued other operating expenses	23,949

Trustee deferred compensation and retirement plans	50,556

Total liabilities	979,503

Net assets applicable to shares outstanding	$128,066,685

Net assets consist of:
Shares of beneficial interest	$101,928,688

Undistributed net investment income	1,839,526

Undistributed net realized gain (loss)	(7,576,360)

Unrealized appreciation	31,874,831

$128,066,685

Net Assets:
Series I	$126,473,726

Series II	$1,592,959

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	7,498,920

Series II	96,329

Series I:
Net asset value per share	$16.87

Series II:
Net asset value per share	$16.54

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $3,957)	$473,204

Dividends from affiliated money market funds (includes securities lending income of $4,578)	6,929

Total investment income	480,133

Expenses:
Advisory fees	505,992

Administrative services fees	191,130

Custodian fees	3,403

Distribution fees — Series II	1,844

Transfer agent fees	11,285

Trustees’ and officers’ fees and benefits	9,903

Other	21,594

Total expenses	745,151

Less: Fees waived	(3,418)

Net expenses	741,733

Net investment income (loss)	(261,600)

Realized and unrealized gain from:
Net realized gain from:
Investment securities	6,159,549

Foreign currencies	1,080

6,160,629

Change in net unrealized appreciation (depreciation) of:
Investment securities	620,565

Foreign currencies	(761)

619,804

Net realized and unrealized gain	6,780,433

Net increase in net assets resulting from operations	$6,518,833

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Technology Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	June 30,	December 31,
	2011	2010

Operations:
Net investment income (loss)	$(261,600)	$208,234

Net realized gain	6,160,629	7,911,740

Change in net unrealized appreciation	619,804	14,071,941

Net increase in net assets resulting from operations	6,518,833	22,191,915

Share transactions-net:
Series I	(8,286,332)	(13,096,747)

Series II	331,823	622,157

Net increase (decrease) in net assets resulting from share transactions	(7,954,509)	(12,474,590)

Net increase (decrease) in net assets	(1,435,676)	9,717,325

Net assets:
Beginning of period	129,502,361	119,785,036

End of period (includes undistributed net investment income of $1,839,526 and $2,101,126, respectively)	$128,066,685	$129,502,361

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Technology Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-eight separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Invesco V.I. Technology Fund

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

Invesco V.I. Technology Fund

H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile. Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.
J.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
L.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.75%

Next $250 million	0.74%

Next $500 million	0.73%

Next $1.5 billion	0.72%

Next $2.5 billion	0.71%

Next $2.5 billion	0.70%

Next $2.5 billion	0.69%

Over $10 billion	0.68%

Invesco V.I. Technology Fund

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2011, the Adviser waived advisory fees of $3,418.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2011, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2011, Invesco was paid $24,795 for accounting and fund administrative services and reimbursed $166,335 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2011, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Technology Fund

  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$127,040,802	$433,219	$637,785	$128,111,806

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2011, the Fund engaged in securities purchases of $2,791,461.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $721 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $7,468,131 of capital loss carryforward in the fiscal year ending December 31, 2011.
  The Fund had a capital loss carryforward as of December 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2016	$2,325,577

December 31, 2017	11,408,336

Total capital loss carryforward	$13,733,913

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Invesco V.I. Technology Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $29,935,344 and $33,642,340, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$38,734,731

Aggregate unrealized (depreciation) of investment securities	(4,919,279)

Net unrealized appreciation of investment securities	$33,815,452

Cost of investments for tax purposes is $94,296,354.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Series I	1,010,668	$17,253,394	1,717,411	$23,632,823

Series II	32,702	541,614	62,723	886,304

Reacquired:
Series I	(1,530,202)	(25,539,726)	(2,747,969)	(36,729,570)

Series II	(12,631)	(209,791)	(18,555)	(264,147)

Net increase (decrease) in share activity	(499,463)	$(7,954,509)	(986,390)	$(12,474,590)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 64% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Technology Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
				Net gains					expenses		expenses
				(losses) on					to average		to average net		Ratio of
	Net asset			securities					net assets		assets without		net investment
	value,	Net		(both	Total from	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	investment		realized and	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income (loss)		unrealized)	operations	of period	return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Series I
Six months ended 06/30/11	$16.00	$(0.03	)(c)	$0.90	$0.87	$16.87	5.44%	$126,474	1.09	%(d)	1.10	%(d)	(0.38	)%(d)	23%
Year ended 12/31/10	13.19	0.02	(c)	2.79	2.81	16.00	21.30	128,304	1.14		1.14		0.18		43
Year ended 12/31/09	8.38	(0.03	)(c)	4.84	4.81	13.19	57.40	119,369	1.18		1.19		(0.27)		42
Year ended 12/31/08	15.10	0.01	(c)	(6.73)	(6.72)	8.38	(44.50)	71,546	1.15		1.16		0.05		81
Year ended 12/31/07	14.02	(0.06)		1.14	1.08	15.10	7.70	158,739	1.10		1.10		(0.38)		59
Year ended 12/31/06	12.69	(0.08)		1.41	1.33	14.02	10.48	173,321	1.12		1.12		(0.54)		116

Series II
Six months ended 06/30/11	15.71	(0.05	)(c)	0.88	0.83	16.54	5.28	1,593	1.34	(d)	1.35	(d)	(0.63	)(d)	23
Year ended 12/31/10	12.98	(0.01	)(c)	2.74	2.73	15.71	21.03	1,198	1.39		1.39		(0.07)		43
Year ended 12/31/09	8.26	(0.06	)(c)	4.78	4.72	12.98	57.14	417	1.43		1.44		(0.52)		42
Year ended 12/31/08	14.95	(0.02	)(c)	(6.67)	(6.69)	8.26	(44.75)	115	1.40		1.41		(0.20)		81
Year ended 12/31/07	13.91	(0.10)		1.14	1.04	14.95	7.48	130	1.35		1.35		(0.63)		59
Year ended 12/31/06	12.62	(0.12)		1.41	1.29	13.91	10.22	134	1.37		1.37		(0.79)		116

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $134,562 and $1,488 for Series I and Series II shares, respectively.

Invesco V.I. Technology Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
Series I	$1,000.00	$1,054.40	$5.55	$1,019.39	$5.46	1.09%

Series II	1,000.00	1,052.80	6.82	1,018.15	6.71	1.34

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Technology Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Technology Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper

Invesco V.I. Technology Fund

performance universe and against the Lipper VA Underlying Funds – Science & Technology Funds Index. The Board noted that performance of Series I shares of the Fund was in the third quintile of the performance universe for the one and three year periods and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one and five year periods and above the performance of the Index for the three year period. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective fee rate was above the effective fee rate of the two mutual funds advised by Invesco Advisers with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Technology Fund

Invesco V.I. Utilities Fund
Semiannual Report to Shareholders ▪ June 30, 2011

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
I-VIUTI-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	10.62%

Series II Shares	10.49

S&P 500 Index▼ (Broad Market Index)	6.01

S&P 500 Utilities Index▼ (Style-Specific Index)	9.06

Lipper VUF Utility Funds Category Average▼ (Peer Group)	9.25

▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The S&P 500 Utilities Index is an unmanaged index considered representative of the utilities market.
     The Lipper VUF Utility Funds Category Average represents an average of all of the variable insurance underlying funds in the Lipper Utility Funds category.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/11

Series I Shares

Inception (12/30/94)		6.93%

10	Years	4.23

5	Years	5.14

1	Year	27.81

Series II Shares

10	Years	3.97%

5	Years	4.88

1	Year	27.56

Series II shares incepted on April 30, 2004. Performance shown prior to that date is that of Series I shares, restated to reflect the higher 12b-1 fees applicable to Series II. Series I performance reflects any applicable fee waivers or expense reimbursements. The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.93% and 1.18%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.04% and 1.29%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Utilities Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2012. See current prospectus for more information.

Invesco V.I. Utilities Fund

Schedule of Investments(a)

June 30, 2011
(Unaudited)

	Shares	Value

Common Stocks–95.37%
Electric Utilities–47.86%
American Electric Power Co., Inc.	85,826	$3,233,924

Duke Energy Corp.	99,961	1,882,266

E.ON AG (Germany)	53,357	1,515,872

Edison International	60,747	2,353,946

Entergy Corp.	35,959	2,455,281

Exelon Corp.	67,348	2,885,188

FirstEnergy Corp.	45,235	1,997,125

NextEra Energy, Inc.	15,815	908,730

Northeast Utilities	59,859	2,105,241

Pepco Holdings, Inc.	152,313	2,989,904

Pinnacle West Capital Corp.	12,064	537,813

Portland General Electric Co.	129,466	3,272,901

PPL Corp.	64,930	1,807,002

Progress Energy, Inc.	21,604	1,037,208

Southern Co.	79,108	3,194,381

		32,176,782

Gas Utilities–5.57%
AGL Resources Inc.	33,123	1,348,437

Atmos Energy Corp.	16,927	562,823

ONEOK, Inc.	13,024	963,906

UGI Corp.	27,314	871,044

		3,746,210

Independent Power Producers & Energy Traders–7.34%
Calpine Corp.(b)	100,072	1,614,161

Constellation Energy Group Inc.	29,165	1,107,104

NRG Energy, Inc.(b)	90,028	2,212,888

		4,934,153

Integrated Telecommunication Services–4.93%
AT&T Inc.	27,454	862,330

CenturyLink Inc.	18,924	765,097

Verizon Communications Inc.	45,357	1,688,641

		3,316,068

Multi-Utilities–27.68%
CMS Energy Corp.	33,233	654,358

Consolidated Edison, Inc.	9,005	479,426

Dominion Resources, Inc.	75,724	3,655,198

DTE Energy Co.	17,824	891,557

National Grid PLC (United Kingdom)	320,668	3,155,892

NiSource Inc.	28,151	570,058

PG&E Corp.	34,327	1,442,764

Public Service Enterprise Group Inc.	51,477	1,680,209

Sempra Energy	36,439	1,926,894

TECO Energy, Inc.	53,152	1,004,041

Xcel Energy, Inc.	129,530	3,147,579

		18,607,976

Oil & Gas Storage & Transportation–1.99%
Southern Union Co.	33,209	1,333,341

Total Common Stocks (Cost $52,255,582)		64,114,530

Money Market Funds–3.71%
Liquid Assets Portfolio–Institutional Class(c)	1,247,361	1,247,361

Premier Portfolio–Institutional Class(c)	1,247,362	1,247,362

Total Money Market Funds (Cost $2,494,723)		2,494,723

TOTAL INVESTMENTS–99.08% (Cost $54,750,305)		66,609,253

OTHER ASSETS LESS LIABILITIES–0.92%		619,444

NET ASSETS–100.00%		$67,228,697

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2011

Utilities	90.5%

Telecommunication Services	4.9

Money Market Funds Plus Other Assets Less Liabilities	4.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Utilities Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $52,255,582)	$64,114,530

Investments in affiliated money market funds, at value and cost	2,494,723

Total investments, at value (Cost $54,750,305)	66,609,253

Receivable for:
Investments sold	446,275

Fund shares sold	12,569

Dividends	367,857

Investment for trustee deferred compensation and retirement plans	43,905

Other assets	121

Total assets	67,479,980

Liabilities:
Payable for:
Fund shares reacquired	101,342

Accrued fees to affiliates	73,135

Accrued other operating expenses	19,757

Trustee deferred compensation and retirement plans	57,049

Total liabilities	251,283

Net assets applicable to shares outstanding	$67,228,697

Net assets consist of:
Shares of beneficial interest	$50,845,460

Undistributed net investment income	3,273,475

Undistributed net realized gain	1,245,887

Unrealized appreciation	11,863,875

$67,228,697

Net Assets:
Series I	$65,334,981

Series II	$1,893,716

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	3,972,836

Series II	115,979

Series I:
Net asset value per share	$16.45

Series II:
Net asset value per share	$16.33

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $17,440)	$1,457,128

Dividends from affiliated money market funds	1,315

Total investment income	1,458,443

Expenses:
Advisory fees	196,491

Administrative services fees	98,705

Custodian fees	3,038

Distribution fees — Series II	2,165

Transfer agent fees	10,556

Trustees’ and officers’ fees and benefits	9,280

Other	24,003

Total expenses	344,238

Less: Fees waived	(39,473)

Net expenses	304,765

Net investment income	1,153,678

Realized and unrealized gain from:
Net realized gain (loss) from:
Investment securities	2,939,500

Foreign currencies	(1,830)

2,937,670

Change in net unrealized appreciation of:
Investment securities	2,562,222

Foreign currencies	1,428

2,563,650

Net realized and unrealized gain	5,501,320

Net increase in net assets resulting from operations	$6,654,998

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Utilities Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	June 30,	December 31,
	2011	2010

Operations:
Net investment income	$1,153,678	$2,154,889

Net realized gain	2,937,670	2,280,276

Change in net unrealized appreciation (depreciation)	2,563,650	(674,565)

Net increase in net assets resulting from operations	6,654,998	3,760,600

Distributions to shareholders from net investment income:
Series I	—	(2,309,020)

Series II	—	(55,316)

Total distributions from net investment income	—	(2,364,336)

Share transactions–net:
Series I	(5,091,391)	(8,086,914)

Series II	14,852	(32,168)

Net increase (decrease) in net assets resulting from share transactions	(5,076,539)	(8,119,082)

Net increase (decrease) in net assets	1,578,459	(6,722,818)

Net assets:
Beginning of period	65,650,238	72,373,056

End of period (includes undistributed net investment income of $3,273,475 and $2,119,797, respectively)	$67,228,697	$65,650,238

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Utilities Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-eight separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is long-term growth of capital and, secondarily, current income.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco V.I. Utilities Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Invesco V.I. Utilities Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.
The following factors may affect the Fund’s investments in the utilities sector: governmental regulation, economic factors, ability of the issuer to obtain financing, prices of natural resources and risks associated with nuclear power.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of 0.60% of the Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.93% and Series II shares to 1.18% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2011, the Adviser waived advisory fees of $39,473.

Invesco V.I. Utilities Fund

  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2011, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2011, Invesco was paid $24,795 for accounting and fund administrative services and reimbursed $73,910 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2011, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$63,453,361	$3,155,892	$—	$66,609,253

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $676 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

Invesco V.I. Utilities Fund

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2017	$1,436,392

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $4,549,433 and $8,697,456, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$12,720,157

Aggregate unrealized (depreciation) of investment securities	(1,116,600)

Net unrealized appreciation of investment securities	$11,603,557

Cost of investments for tax purposes is $55,005,696.

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Series I	227,643	$3,597,891	480,106	$6,843,415

Series II	10,902	173,825	7,837	110,711

Issued as reinvestment of dividends:
Series I	—	—	160,460	2,309,020

Series II	—	—	3,865	55,316

Reacquired:
Series I	(556,025)	(8,689,282)	(1,210,979)	(17,239,349)

Series II	(10,338)	(158,973)	(14,275)	(198,195)

Net increase (decrease) in share activity	(327,818)	$(5,076,539)	(572,986)	$(8,119,082)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Utilities Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		Expenses
			(losses) on								to average		to average net		Ratio of net
	Net asset		securities		Dividends	Distributions					net assets		assets without		Investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income to
	beginning	Investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/11	$14.87	$0.27	$1.31	$1.58	$—	$—	$—	$16.45	10.62%	$65,335	0.92	%(d)	1.04	%(d)	3.53	%(d)	7%
Year ended 12/31/10	14.51	0.47	0.43	0.90	(0.54)	—	(0.54)	14.87	6.30	63,945	0.92		1.04		3.25		13
Year ended 12/31/09	13.38	0.45	1.53	1.98	(0.68)	(0.17)	(0.85)	14.51	14.93	70,671	0.93		1.04		3.35		14
Year ended 12/31/08	23.97	0.52	(8.36)	(7.84)	(0.59)	(2.16)	(2.75)	13.38	(32.35)	80,704	0.93		0.96		2.53		15
Year ended 12/31/07	21.23	0.47	3.94	4.41	(0.47)	(1.20)	(1.67)	23.97	20.64	155,748	0.93		0.94		1.97		30
Year ended 12/31/06	17.83	0.47	4.06	4.53	(0.70)	(0.43)	(1.13)	21.23	25.46	139,080	0.93		0.96		2.40		38

Series II
Six months ended 06/30/11	14.78	0.25	1.30	1.55	—	—	—	16.33	10.49	1,894	1.17	(d)	1.29	(d)	3.28	(d)	7
Year ended 12/31/10	14.43	0.43	0.42	0.85	(0.50)	—	(0.50)	14.78	6.01	1,706	1.17		1.29		3.00		13
Year ended 12/31/09	13.30	0.41	1.52	1.93	(0.63)	(0.17)	(0.80)	14.43	14.61	1,702	1.18		1.29		3.10		14
Year ended 12/31/08	23.80	0.46	(8.28)	(7.82)	(0.52)	(2.16)	(2.68)	13.30	(32.51)	1,717	1.18		1.21		2.28		15
Year ended 12/31/07	21.12	0.41	3.91	4.32	(0.44)	(1.20)	(1.64)	23.80	20.32	3,293	1.18		1.19		1.72		30
Year ended 12/31/06	17.76	0.42	4.06	4.48	(0.69)	(0.43)	(1.12)	21.12	25.25	2,462	1.18		1.21		2.15		38

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $64,294 and $1,746 for Series I and Series II shares, respectively.

Invesco V.I. Utilities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
Series I	$1,000.00	$1,106.20	$4.80	$1,020.23	$4.61	0.92%

Series II	1,000.00	1,104.90	6.11	1,018.99	5.86	1.17

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Utilities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Utilities Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

Invesco V.I. Utilities Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – Utility Funds Index. The Board noted that performance of Series I shares of the Fund was in the fifth quintile of the Lipper performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective fee rate was above the effective rate of the other mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Utilities Fund

Invesco Van Kampen V.I. Capital Growth Fund
Semiannual Report to Shareholders ▪ June 30, 2011

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VK-VICGR-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	6.06%

Series II Shares	5.94

S&P 500 Index▼ (Broad Market Index)	6.01

Russell 1000 Growth Index▼ (Style-Specific Index)	6.83

Lipper VUF Large-Cap Growth Funds Index▼ (Peer Group Index)	5.68

▼Lipper Inc.
The Fund recently adopted a three-tier benchmark structure to compare its performance to broad market, style-specific and peer group market measures.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/ service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper VUF Large-Cap Growth Funds Index is an unmanaged index considered representative of large-cap growth variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/11

Series I Shares

Inception (7/3/95)		8.45%

10	Years	1.18

5	Years	5.45

1	Year	32.57

Series II Shares

Inception (9/18/00)		-3.70%

10	Years	0.93

5	Years	5.19

1	Year	32.24

Effective June 1, 2010, Class I and Class II shares of the predecessor fund, Van Kampen Life Investment Trust Capital Growth Portfolio, advised by Van Kampen Asset Management were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Capital Growth Fund. Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco Van Kampen V.I. Capital Growth Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.84% and 1.09%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.03% and 1.28%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco Van Kampen V.I. Capital Growth Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

Invesco Van Kampen V.I. Capital Growth Fund

Schedule of Investments

June 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.72%(a)
Aerospace & Defense–3.31%
Honeywell International, Inc.	51,983	$3,097,667

Precision Castparts Corp.	34,618	5,699,854

		8,797,521

Apparel Retail–1.13%
Limited Brands, Inc.	22,344	859,127

Prada S.P.A. (Italy)(b)	355,900	2,147,282

		3,006,409

Apparel, Accessories & Luxury Goods–1.73%
Coach, Inc.	71,745	4,586,658

Application Software–2.94%
Citrix Systems, Inc.(b)	66,501	5,320,080

Salesforce.com, Inc.(b)	16,637	2,478,580

		7,798,660

Asset Management & Custody Banks–1.96%
Ameriprise Financial, Inc.	65,514	3,778,847

Franklin Resources, Inc.	10,813	1,419,639

		5,198,486

Biotechnology–1.96%
Dendreon Corp.(b)	46,274	1,825,047

Gilead Sciences, Inc.(b)	81,454	3,373,010

		5,198,057

Cable & Satellite–4.06%
Comcast Corp.–Class A	158,660	4,020,444

DIRECTV–Class A(b)	132,723	6,744,983

		10,765,427

Casinos & Gaming–1.41%
Las Vegas Sands Corp.(b)	88,397	3,731,237

Communications Equipment–2.65%
F5 Networks, Inc.(b)	13,179	1,452,985

Juniper Networks, Inc.(b)	58,226	1,834,119

QUALCOMM, Inc.	66,114	3,754,614

		7,041,718

Computer Hardware–6.83%
Apple, Inc.(b)	54,035	18,137,928

Computer Storage & Peripherals–2.51%
EMC Corp.(b)	197,082	5,429,609

SanDisk Corp.(b)	30,001	1,245,042

		6,674,651

Construction & Engineering–1.62%
Foster Wheeler AG (Switzerland)(b)	141,902	4,310,983

Construction & Farm Machinery & Heavy Trucks–1.18%
Cummins, Inc.	30,230	3,128,503

Data Processing & Outsourced Services–1.32%
Visa, Inc.–Class A	41,461	3,493,504

Department Stores–0.95%
Kohl’s Corp.	50,571	2,529,056

Drug Retail–1.02%
CVS Caremark Corp.	72,139	2,710,984

Fertilizers & Agricultural Chemicals–4.54%
CF Industries Holdings, Inc.	13,256	1,877,977

Monsanto Co.	64,205	4,657,431

Potash Corp. of Saskatchewan, Inc. (Canada)	96,930	5,524,041

		12,059,449

Health Care Equipment–1.35%
Baxter International, Inc.	35,310	2,107,654

Stryker Corp.	24,945	1,464,022

		3,571,676

Health Care Services–2.24%
Express Scripts, Inc.(b)	65,868	3,555,555

Medco Health Solutions, Inc.(b)	42,131	2,381,244

		5,936,799

Health Care Technology–0.90%
Allscripts Healthcare Solutions, Inc.(b)	122,675	2,382,348

Heavy Electrical Equipment–1.48%
ABB Ltd.–ADR (Switzerland)	150,923	3,916,452

Home Improvement Retail–1.11%
Home Depot, Inc. (The)	81,492	2,951,640

Hotels, Resorts & Cruise Lines–1.02%
Starwood Hotels & Resorts Worldwide, Inc.	48,280	2,705,611

Industrial Conglomerates–1.11%
Danaher Corp.	55,652	2,949,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements

Invesco Van Kampen V.I. Capital Growth Fund

	Shares	Value

Industrial Machinery–1.65%
Ingersoll-Rand PLC (Ireland)	96,564	$4,384,971

Integrated Oil & Gas–1.62%
Occidental Petroleum Corp.	41,419	4,309,233

Internet Retail–3.70%
Amazon.com, Inc.(b)	22,540	4,609,205

Netflix, Inc.(b)	11,570	3,039,323

Priceline.com, Inc.(b)	4,251	2,176,214

		9,824,742

Internet Software & Services–5.57%
Baidu, Inc.–ADR (China)(b)	59,100	8,281,683

Google, Inc.–Class A(b)	12,821	6,492,298

		14,773,981

IT Consulting & Other Services–2.51%
Accenture PLC–Class A (Ireland)	53,871	3,254,886

Cognizant Technology Solutions Corp.–Class A(b)	46,527	3,412,290

		6,667,176

Life Sciences Tools & Services–2.45%
Agilent Technologies, Inc.(b)	64,619	3,302,677

Illumina, Inc.(b)	42,764	3,213,715

		6,516,392

Managed Health Care–1.47%
UnitedHealth Group, Inc.	75,628	3,900,892

Movies & Entertainment–1.08%
Walt Disney Co. (The)	73,329	2,862,764

Oil & Gas Equipment & Services–7.94%
Baker Hughes, Inc.	37,684	2,734,351

Cameron International Corp.(b)	86,491	4,349,632

Halliburton Co.	40,304	2,055,504

National Oilwell Varco, Inc.	99,355	7,770,555

Weatherford International Ltd.(b)	221,784	4,158,450

		21,068,492

Oil & Gas Exploration & Production–2.45%
Anadarko Petroleum Corp.	31,849	2,444,729

EOG Resources, Inc.	38,917	4,068,773

		6,513,502

Other Diversified Financial Services–1.37%
JPMorgan Chase & Co.	88,697	3,631,255

Packaged Foods & Meats–0.92%
Mead Johnson Nutrition Co.	36,109	2,439,163

Pharmaceuticals–1.17%
Allergan, Inc.	37,285	3,103,976

Railroads–1.39%
Union Pacific Corp.	35,476	3,703,694

Restaurants–1.20%
Chipotle Mexican Grill, Inc.(b)	5,495	1,693,504

Starbucks Corp.	38,084	1,503,937

		3,197,441

Semiconductors–2.86%
Atmel Corp.(b)	233,656	3,287,540

Broadcom Corp.–Class A	64,187	2,159,251

Xilinx, Inc.	58,778	2,143,633

		7,590,424

Soft Drinks–0.67%
Hansen Natural Corp.(b)	21,843	1,768,191

Specialized Finance–0.48%
Moody’s Corp.	33,019	1,266,279

Systems Software–5.81%
Oracle Corp.	129,245	4,253,453

Rovi Corp.(b)	194,526	11,158,011

		15,411,464

Trucking–0.97%
J.B. Hunt Transport Services, Inc.	54,936	2,586,936

Wireless Telecommunication Services–2.11%
America Movil S.A.B. de C.V.–Series L–ADR (Mexico)	38,023	2,048,679

American Tower Corp.–Class A(b)	67,985	3,557,655

		5,606,334

TOTAL INVESTMENTS–99.72% (Cost $213,940,766)		264,710,059

OTHER ASSETS LESS LIABILITIES–0.28%		754,084

NET ASSETS–100.00%		$265,464,143

Investment Abbreviation:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements

Invesco Van Kampen V.I. Capital Growth Fund

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2011

Information Technology	33.0%

Consumer Discretionary	17.4

Industrials	12.7

Energy	12.0

Health Care	11.5

Materials	4.6

Financials	3.8

Consumer Staples	2.6

Telecommunication Services	2.1

Other Assets Less Liabilities	0.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements

Invesco Van Kampen V.I. Capital Growth Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $213,940,766)	$264,710,059

Receivable for:
Investments sold	4,866,568

Fund shares sold	61,845

Dividends	135,779

Investment for trustee deferred compensation and retirement plans	37,490

Other assets	2,004

Total assets	269,813,745

Liabilities:
Payable for:
Investments purchased	3,629,265

Fund shares reacquired	74,279

Amount due custodian	32,762

Accrued fees to affiliates	439,974

Accrued other operating expenses	121,753

Trustee deferred compensation and retirement plans	51,569

Total liabilities	4,349,602

Net assets applicable to shares outstanding	$265,464,143

Net assets consist of:
Shares of beneficial interest	$230,056,088

Undistributed net investment income (loss)	(284,901)

Undistributed net realized gain (loss)	(15,079,634)

Unrealized appreciation	50,772,590

$265,464,143

Net Assets:
Series I	$161,152,196

Series II	$104,311,947

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	4,469,311

Series II	2,940,331

Series I:
Net asset value per share	$36.06

Series II:
Net asset value per share	$35.48

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $2,796)	$736,613

Dividends from affiliated money market funds (includes securities lending income of $132)	1,070

Interest	11,949

Total investment income	749,632

Expenses:
Advisory fees	743,981

Administrative services fees	291,939

Custodian fees	17,089

Distribution fees — Series II	136,155

Transfer agent fees	11,165

Trustees’ and officers’ fees and benefits	10,704

Other	24,715

Total expenses	1,235,748

Less: Fees waived	(205,191)

Net expenses	1,030,557

Net investment income (loss)	(280,925)

Realized and unrealized gain from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $3,726,239)	21,752,075

Foreign currencies	(1,321)

21,750,754

Change in net unrealized appreciation (depreciation) of:
Investment securities	(13,303,133)

Foreign currencies	7,805

(13,295,328)

Net realized and unrealized gain	8,455,426

Net increase in net assets resulting from operations	$8,174,501

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Capital Growth Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	2011	2010

Operations:
Net investment income (loss)	$(280,925)	$(94,648)

Net realized gain (loss)	21,750,754	(8,136,508)

Change in net unrealized appreciation (depreciation)	(13,295,328)	43,145,195

Net increase in net assets resulting from operations	8,174,501	34,914,039

Share transactions–net:
Series I	84,476,806	(15,642,359)

Series II	(11,977,127)	(21,229,104)

Net increase (decrease) in net assets resulting from share transactions	72,499,679	(36,871,463)

Net increase (decrease) in net assets	80,674,180	(1,957,424)

Net assets:
Beginning of period	184,789,963	186,747,387

End of period (includes undistributed net investment income (loss) of $(284,901) and $(3,976), respectively)	$265,464,143	$184,789,963

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen V.I. Capital Growth Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-eight separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is to seek capital growth.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Invesco Van Kampen V.I. Capital Growth Fund

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

Invesco Van Kampen V.I. Capital Growth Fund

H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.70%

Next $500 million	0.65%

Over $1 billion	0.60%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 0.84% and Series II shares to 1.09% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2011, the Adviser waived advisory fees of $205,191.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to

Invesco Van Kampen V.I. Capital Growth Fund

insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2011, Invesco was paid $24,795 for accounting and fund administrative services and reimbursed $267,144 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2011, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$264,710,059	$—	$—	$264,710,059

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2011, the Fund engaged in securities purchases of $4,424,628 and securities sales of $26,198,191, which resulted in net realized gains of $3,726,239.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $769 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

Invesco Van Kampen V.I. Capital Growth Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2011	$1,891,381

December 31, 2016	12,927,582

December 31, 2017	5,236,281

December 31, 2018	13,944,388

Total capital loss carryforward	$33,999,632

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 2, 2011, the date of reorganization of Invesco V.I. Large Cap Growth Fund into the Fund and realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $121,430,803 and $171,176,221, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$51,386,684

Aggregate unrealized (depreciation) of investment securities	(3,448,147)

Net unrealized appreciation of investment securities	$47,938,537

Cost of investments for tax purposes is $216,771,522.

Invesco Van Kampen V.I. Capital Growth Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Series I	44,274	$1,579,220	727,223	$20,626,860

Series II	168,704	5,894,122	260,787	7,680,246

Issued in connection with acquisitions:(b)
Series I	2,764,202	102,182,035	—	—

Series II	17,638	641,933	—	—

Reacquired:
Series I	(541,365)	(19,284,449)	(1,140,807)	(36,269,219)

Series II	(528,422)	(18,513,182)	(995,335)	(28,909,350)

Net increase (decrease) in share activity	1,925,031	$72,499,679	(1,148,132)	$(36,871,463)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the open of business on May 2, 2011, the Fund acquired all the net assets of Invesco V.I. Large Cap Growth Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of Invesco V.I. Large Cap Growth Fund on April 1, 2011. The acquisition was accomplished by a tax-free exchange of 2,781,840 shares of the Fund for 6,596,443 shares outstanding of Invesco V.I. Large Cap Growth Fund as of the close of business on April 29, 2011. Each class of Invesco V.I. Large Cap Growth Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of Invesco V.I. Large Cap Growth Fund to the net asset value of the Fund on the close of business, April 29, 2011. Invesco V.I. Large Cap Growth Fund’s net assets at that date of $102,823,968 including $19,535,310 of unrealized appreciation, was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $188,601,217. The net assets of the Fund immediately following the acquisition were $291,425,185.

Invesco Van Kampen V.I. Capital Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of		Ratio of
										expenses		expenses
			Net gains							to average		to average net		Ratio of net
	Net asset	Net	(losses) on		Dividends					net assets		assets without		investment
	value,	investment	securities (both	Total from	from net	Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	of period	Return		(000’s omitted)	absorbed		absorbed		net assets		turnover(b)

Series I(c)
Six months ended 06/30/11	$34.00	$(0.02)	$2.08 (d)	$2.06	$—	$36.06	6.06	%(d)(e)	$161,152	0.84	%(f)	1.03	%(f)	(0.14	)%(f)	62%
Year ended 12/31/10	28.37	0.03	5.60	5.63	—	34.00	19.84	(e)	74,870	0.79		0.90		0.12		158
Year ended 12/31/09	17.10	0.04	11.26	11.30	(0.03)	28.37	66.07		74,214	0.84		0.84		0.17		13
Year ended 12/31/08	33.68	(0.01)	(16.43)	(16.44)	(0.14)	17.10	(48.99)		48,599	0.85		0.87		(0.04)		42
Year ended 12/31/07	28.81	0.11	4.77	4.88	(0.01)	33.68	16.96		143,558	0.80		0.80		0.35		177
Year ended 12/31/06	28.01	0.04	0.76	0.80	—	28.81	2.86		160,456	0.78		0.78		0.16		128

Series II(c)
Six months ended 06/30/11	33.49	(0.07)	2.06 (d)	1.99	—	35.48	5.94	(d)(e)	104,312	1.09	(f)	1.28	(f)	(0.39	)(f)	62
Year ended 12/31/10	28.01	(0.05)	5.53	5.48	—	33.49	19.56	(e)	109,920	1.04		1.15		(0.18)		158
Year ended 12/31/09	16.91	(0.02)	11.12	11.10	—	28.01	65.64	(g)	112,533	1.09		1.09		(0.07)		13
Year ended 12/31/08	33.29	(0.08)	(16.25)	(16.33)	(0.05)	16.91	(49.11	)(g)	69,198	1.10		1.12		(0.29)		42
Year ended 12/31/07	28.54	0.03	4.72	4.75	—	33.29	16.64	(g)	261,198	1.05		1.05		0.11		177
Year ended 12/31/06	27.81	(0.02)	0.75	0.73	—	28.54	2.62	(g)	257,360	1.03		1.03		(0.09)		128

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending June 30, 2011, the portfolio turnover calculation excludes the value of securities purchased of $83,359,751 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Large Cap Growth Fund into the Fund.
(c)	On June 1, 2010, the Fund’s former Class I and Class II shares were reorganized into Series I and Series II shares.
(d)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received net gains (losses) on securities (both realized and unrealized) per share would have been $2.05 and $2.03 for Series I and Series II shares, respectively and total returns would have been lower.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $105,368 and $109,827 for Series I and Series II shares, respectively.
(g)	These returns include combined Rule 12b-1 fees and service fees of up to 0.25%.

Invesco Van Kampen V.I. Capital Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
Series I	$1,000.00	$1,060.60	$4.29	$1,020.63	$4.21	0.84%

Series II	1,000.00	1,059.40	5.57	1,019.39	5.46	1.09

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco Van Kampen V.I. Capital Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Van Kampen V.I. Capital Growth Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sib-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper

Invesco Van Kampen V.I. Capital Growth Fund

performance universe and against the Lipper VA Underlying Funds – Large-Cap Growth Funds Index. The Board noted that performance of Series I shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of the other mutual fund advised by Invesco Advisers with comparable investment strategies. The Board also noted that Invesco Advisers sub-advises two other mutual funds with investment strategies comparable to those of the Fund and that the sub-advisory rate was below the effective fee fate of the Fund.
  Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco Van Kampen V.I. Capital Growth Fund

Invesco Van Kampen V.I. Comstock Fund
Semiannual Report to Shareholders ▪ June 30, 2011

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VK-VICOM-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	5.70%

Series II Shares	5.53

S&P 500 Index▼ (Broad Market Index)	6.01

Russell 1000 Value Index▼ (Style-Specific Index)	5.92

Lipper VUF Large-Cap Value Funds Index▼ (Peer Group Index)	5.49

▼	Lipper Inc.
The Fund recently adopted a three-tier benchmark structure to compare its performance to broad market, style-specific and peer group market measures.
The S&P 500 ® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000 ® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell ® is a trademark of the Frank Russell Co.
     The Lipper VUF Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/11

Series I Shares

Inception (4/30/99)		4.94%

10	Years	3.42

5	Years	2.17

1	Year	30.02

Series II Shares

Inception (9/18/00)		4.88%

10	Years	3.16

5	Years	1.92

1	Year	29.77

Effective June 1, 2010, Class I and Class II shares of the predecessor fund, Van Kampen Life Investment Trust Comstock Portfolio, advised by Van Kampen Asset Management were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Comstock Fund. Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco Van Kampen V.I. Comstock Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.62% and 0.87%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.85% and 1.10%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco Van Kampen V.I. Comstock Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

Invesco Van Kampen V.I. Comstock Fund

Schedule of Investments

June 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.96%(a)
Aerospace & Defense–1.24%
Honeywell International, Inc.	411,301	$24,509,427

Aluminum–1.40%
Alcoa Inc.	1,755,760	27,846,354

Asset Management & Custody Banks–2.16%
Bank of New York Mellon Corp.	1,299,102	33,282,993

State Street Corp.	209,852	9,462,227

		42,745,220

Automobile Manufacturers–1.10%
General Motors Co.(b)	720,489	21,874,046

Cable & Satellite–6.27%
Comcast Corp.–Class A	3,124,459	79,173,791

DIRECTV–Class A(b)	199,269	10,126,851

Time Warner Cable, Inc.	447,579	34,929,065

		124,229,707

Communications Equipment–0.78%
Cisco Systems, Inc.	984,425	15,366,874

Computer Hardware–3.52%
Dell, Inc.(b)	1,517,161	25,291,074

Hewlett-Packard Co.	1,222,063	44,483,093

		69,774,167

Data Processing & Outsourced Services–0.30%
Western Union Co.	293,036	5,869,511

Department Stores–0.39%
Macy’s, Inc.	266,199	7,783,659

Diversified Banks–1.95%
U.S. Bancorp	416,231	10,618,053

Wells Fargo & Co.	999,474	28,045,240

		38,663,293

Drug Retail–1.60%
CVS Caremark Corp.	842,920	31,676,934

Electric Utilities–2.41%
American Electric Power Co., Inc.	137,142	5,167,511

FirstEnergy Corp.	378,330	16,703,269

PPL Corp.	929,173	25,858,885

		47,729,665

Electrical Components & Equipment–0.79%
Emerson Electric Co.	276,777	15,568,706

General Merchandise Stores–0.59%
Target Corp.	249,090	11,684,812

Health Care Distributors–1.02%
Cardinal Health, Inc.	445,416	20,230,795

Home Improvement Retail–1.67%
Home Depot, Inc. (The)	472,740	17,122,643

Lowe’s Cos., Inc.	686,444	16,001,009

		33,123,652

Household Products–0.32%
Procter & Gamble Co. (The)	100,077	6,361,895

Hypermarkets & Super Centers–0.97%
Wal-Mart Stores, Inc.	363,051	19,292,530

Industrial Conglomerates–2.12%
General Electric Co.	1,386,411	26,147,711

Textron Inc.	675,518	15,948,980

		42,096,691

Industrial Machinery–1.56%
Ingersoll-Rand PLC (Ireland)	682,431	30,989,192

Integrated Oil & Gas–6.15%
BP PLC–ADR (United Kingdom)	595,284	26,365,128

Chevron Corp.	433,519	44,583,094

Royal Dutch Shell PLC–ADR (United Kingdom)	512,454	36,450,853

Total S.A.–ADR (France)	250,840	14,508,586

		121,907,661

Integrated Telecommunication Services–2.78%
AT&T Inc.	791,208	24,851,843

Verizon Communications Inc.	812,773	30,259,539

		55,111,382

Internet Software & Services–3.44%
eBay Inc.(b)	1,163,868	37,558,020

Yahoo! Inc.(b)	2,037,870	30,649,565

		68,207,585

Investment Banking & Brokerage–2.07%
Goldman Sachs Group, Inc. (The)	154,689	20,587,559

Morgan Stanley	886,195	20,391,347

		40,978,906

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Comstock Fund

	Shares	Value

IT Consulting & Other Services–0.10%
Accenture PLC–Class A (Ireland)	32,725	$1,977,245

Life & Health Insurance–2.47%
Aflac, Inc.	152,674	7,126,822

MetLife, Inc.	631,559	27,706,494

Torchmark Corp.	221,322	14,195,593

		49,028,909

Managed Health Care–2.67%
UnitedHealth Group, Inc.	704,729	36,349,922

WellPoint Inc.	209,317	16,487,900

		52,837,822

Movies & Entertainment–5.30%
News Corp.–Class B	1,562,235	28,245,209

Time Warner Inc.	651,771	23,704,911

Viacom Inc.–Class B	1,039,828	53,031,228

		104,981,348

Multi-Utilities–0.20%
Sempra Energy	73,415	3,882,185

Oil & Gas Drilling–0.53%
Noble Corp.	267,452	10,540,283

Oil & Gas Equipment & Services–4.29%
Halliburton Co.	1,078,661	55,011,711

Weatherford International Ltd.(b)	1,602,828	30,053,025

		85,064,736

Oil & Gas Exploration & Production–0.62%
Chesapeake Energy Corp.	410,988	12,202,234

Other Diversified Financial Services–6.75%
Bank of America Corp.	2,716,933	29,777,586

Citigroup Inc.	1,205,530	50,198,269

JPMorgan Chase & Co.	1,311,266	53,683,230

		133,659,085

Packaged Foods & Meats–4.41%
Kraft Foods Inc.–Class A	1,323,607	46,630,675

Unilever N.V.–New York Shares (Netherlands)	1,240,256	40,742,409

		87,373,084

Paper Products–2.93%
International Paper Co.	1,948,588	58,106,894

Personal Products–0.44%
Avon Products, Inc.	310,348	8,689,744

Pharmaceuticals–8.72%
Abbott Laboratories	189,705	9,982,277

Bristol-Myers Squibb Co.	1,446,958	41,903,904

GlaxoSmithKline PLC–ADR (United Kingdom)	491,963	21,105,213

Merck & Co., Inc.	911,754	32,175,798

Pfizer Inc.	2,588,600	53,325,160

Roche Holding AG–ADR (Switzerland)	340,186	14,211,440

		172,703,792

Property & Casualty Insurance–3.36%
Allstate Corp. (The)	1,158,940	35,382,438

Chubb Corp. (The)	351,945	22,035,276

Travelers Cos., Inc. (The)	155,741	9,092,160

		66,509,874

Regional Banks–1.50%
Fifth Third Bancorp	311,815	3,975,641

PNC Financial Services Group, Inc.	431,663	25,731,432

		29,707,073

Semiconductor Equipment–0.32%
KLA-Tencor Corp.	154,674	6,261,204

Semiconductors–0.62%
Intel Corp.	553,846	12,273,227

Soft Drinks–1.42%
Coca-Cola Co. (The)	284,077	19,115,541

PepsiCo, Inc.	129,128	9,094,485

		28,210,026

Specialty Stores–0.73%
Staples, Inc.	911,978	14,409,252

Systems Software–2.12%
Microsoft Corp.	1,614,577	41,979,002

Wireless Telecommunication Services–0.86%
Vodafone Group PLC–ADR (United Kingdom)	640,564	17,115,870

Total Common Stocks & Other Equity Interests (Cost $1,922,467,308)		1,921,135,553

Money Market Funds–2.67%
Liquid Assets Portfolio–Institutional Class(c)	26,502,265	26,502,265

Premier Portfolio–Institutional Class(c)	26,502,265	26,502,265

Total Money Market Funds (Cost $53,004,530)		53,004,530

TOTAL INVESTMENTS–99.63% (Cost $1,975,471,838)		1,974,140,083

OTHER ASSETS LESS LIABILITIES–0.37%		7,262,657

NET ASSETS–100.00%		$1,981,402,740

Investment Abbreviations:

ADR	– American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Comstock Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2011

Financials	20.3%

Consumer Discretionary	16.1

Health Care	12.4

Energy	11.6

Information Technology	11.2

Consumer Staples	9.2

Industrials	5.7

Materials	4.3

Telecommunication Services	3.6

Utilities	2.6

Money Market Funds Plus Other Assets Less Liabilities	3.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Comstock Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $1,922,467,308)	$1,921,135,553

Investments in affiliated money market funds, at value and cost	53,004,530

Total investments, at value (Cost $1,975,471,838)	1,974,140,083

Receivable for:
Investments sold	14,390,308

Fund shares sold	1,617,826

Dividends	3,925,081

Fund expenses absorbed	83,135

Investments for trustee deferred compensation and retirement plans	4,664

Other assets	137

Total assets	1,994,161,234

Liabilities:
Payable for:
Investments purchased	7,434,555

Fund shares reacquired	1,062,965

Accrued fees to affiliates	4,175,474

Accrued other operating expenses	61,732

Trustee deferred compensation and retirement plans	23,768

Total liabilities	12,758,494

Net assets applicable to shares outstanding	$1,981,402,740

Net assets consist of:
Shares of beneficial interest	$2,477,973,318

Undistributed net investment income	13,801,057

Undistributed net realized gain (loss)	(509,039,880)

Unrealized appreciation (depreciation)	(1,331,755)

$1,981,402,740

Net Assets:
Series I	$304,490,842

Series II	$1,676,911,898

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	24,979,265

Series II	137,885,716

Series I:
Net asset value per share	$12.19

Series II:
Net asset value per share	$12.16

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $376,685)	$22,029,166

Dividends from affiliated money market funds	40,780

Total investment income	22,069,946

Expenses:
Advisory fees	5,498,512

Administrative services fees	2,650,081

Distribution fees — Series II	2,108,444

Transfer agent fees	15,039

Trustees’ and officers’ fees and benefits	37,736

Other	(534,328)

Total expenses	9,775,484

Less: Fees waived	(1,665,981)

Net expenses	8,109,503

Net investment income	13,960,443

Net realized gain from investment securities (includes net gains from securities sold to affiliates of $1,332,073)	50,163,736

Change in net unrealized appreciation of investment securities	41,748,891

Net realized and unrealized gain	91,912,627

Net increase in net assets resulting from operations	$105,873,070

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Comstock Fund

Statement of Changes in Net Assets

For the six month ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	2011	2010

Operations:
Net investment income	$13,960,443	$26,130,323

Net realized gain	50,163,736	53,876,954

Change in net unrealized appreciation	41,748,891	169,893,792

Net increase in net assets resulting from operations	105,873,070	249,901,069

Distributions to shareholders from net investment income:
Series I	(4,436,682)	(193,186)

Series II	(21,508,918)	(2,889,112)

Total distributions from net investment income	(25,945,600)	(3,082,298)

Share transactions–net:
Series I	71,786,212	53,459,524

Series II	(58,416,742)	(725,552,245)

Net increase (decrease) in net assets resulting from share transactions	13,369,470	(672,092,721)

Net increase (decrease) in net assets	93,296,940	(425,273,950)

Net assets:
Beginning of period	1,888,105,800	2,313,379,750

End of period (includes undistributed net investment income of $13,801,057 and $25,786,214, respectively)	$1,981,402,740	$1,888,105,800

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen V.I. Comstock Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-eight separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco Van Kampen V.I. Comstock Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Invesco Van Kampen V.I. Comstock Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.60%

Over $500 million	0.55%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.62% and Series II shares to 0.87% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2011, the Adviser waived advisory fees of $1,665,981.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2011, Invesco was paid $206,377 for accounting and fund administrative services and reimbursed $2,443,704 for services provided by insurance companies.

Invesco Van Kampen V.I. Comstock Fund

  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2011, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,959,928,643	$14,211,440	$—	$1,974,140,083

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2011, the Fund engaged in securities purchases of $2,950,607 and securities sales of $3,290,556, which resulted in net realized gains (losses) of $1,332,073.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $1,986 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian

Invesco Van Kampen V.I. Comstock Fund

bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund utilized $49,021,247 of capital loss carryforward in the prior period to offset net realized capital gain for federal income tax purposes. The Fund had a capital loss carryforward as of December 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2016	$208,187,062

December 31, 2017	341,097,829

Total capital loss carryforward	$549,284,891

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 2, 2011, the date the reorganization of Invesco Van Kampen V.I. Value Fund into the Fund and realized on securities held in that fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $295,786,509 and $271,027,272, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$186,468,277

Aggregate unrealized (depreciation) of investment securities	(197,842,254)

Net unrealized depreciation of investment securities	$(11,373,977)

Cost of investments for tax purposes is $1,985,514,060.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Series I	5,753,324	$69,093,953	7,436,847	$85,067,642

Series II	3,461,850	41,926,632	7,860,095	81,647,180

Issued as reinvestment of dividends:
Series I	363,662	4,436,682	18,487	193,186

Series II	1,767,372	21,508,918	277,000	2,889,112

Issued in connection with acquisitions(b):
Series I	2,033,402	25,661,404	—	—

Series II	1,023	12,889	—	—

Reacquired:
Series I	(2,245,339)	(27,405,827)	(3,029,626)	(31,801,304)

Series II	(10,041,440)	(121,865,181)	(79,919,957)	(810,088,537)

Net increase (decrease) in share activity	1,093,854	$13,369,470	(67,357,154)	$(672,092,721)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 73% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to

Invesco Van Kampen V.I. Comstock Fund

be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on May 2, 2011, the Fund acquired all of the net assets of Invesco Van Kampen V.I. Value Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of Invesco Van Kampen V.I. Value Fund on April 1, 2011. The acquisition was accomplished by a tax-free exchange of 2,034,425 shares of the Fund for 2,471,069 shares outstanding of Invesco Van Kampen V.I. Value Fund as of the close of business on April 29, 2011. Class I and Class II shares of Invesco Van Kampen V.I. Value Fund were exchanged for Class I and Class II shares of the Fund, respectively, based on the relative net asset vale of Invesco Van Kampen V.I. Value Fund to the net asset value of the Fund on the close of business, April 29, 2011. Invesco Van Kampen V.I. Value Fund’s net assets at that date of $25,674,293, including $4,451,624 of unrealized appreciation, was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $2,060,987,398. The net assets of the Fund immediately following the acquisition were $2,086,661,691.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
			Net gains									expenses		expenses
			(losses) on									to average		to average net		Ratio of net
	Net asset		securities		Dividends	Distributions						net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset			Net assets,	with fee waivers		fee waivers		income to
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total		end of period	and/or expenses		and/or expenses		average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return		(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Series I(f)
Six months ended 06/30/11	$11.71	$0.10	$0.57	$0.67	$(0.19)	$0	$(0.19)	$12.19	5.70	%(c)	$304,491	0.61	%(d)	0.78	%(d)	1.64	%(d)	14%
Year ended 12/31/10	10.11	0.17	1.44	1.61	(0.01)	0	(0.01)	11.71	15.98	(c)	223,354	0.61		0.73		1.58		21
Year ended 12/31/09	8.25	0.16	2.12	2.28	(0.42)	0	(0.42)	10.11	28.78		148,060	0.62		0.62		1.91		27
Year ended 12/31/08	13.86	0.26	(4.93)	(4.67)	(0.30)	(0.64)	(0.94)	8.25	(35.67)		192,548	0.60		0.60		2.38		38
Year ended 12/31/07	14.75	0.30	(0.60)	(0.30)	(0.26)	(0.33)	(0.59)	13.86	(2.04)		309,646	0.59		0.59		2.03		25
Year ended 12/31/06	13.69	0.30	1.81	2.11	(0.21)	(0.84)	(1.05)	14.75	16.28		400,662	0.59		0.59		2.17		27

Series II(f)
Six months ended 06/30/11	11.67	0.08	0.57	0.65	(0.16)	0	(0.16)	12.16	5.53	(c)	1,676,912	0.86	(d)	1.03	(d)	1.39	(d)	14
Year ended 12/31/10	10.10	0.14	1.44	1.58	(0.01)	0	(0.01)	11.67	15.70	(c)	1,664,751	0.86		0.98		1.32		21
Year ended 12/31/09	8.22	0.14	2.11	2.25	(0.37)	0	(0.37)	10.10	28.41	(e)	2,165,319	0.87		0.87		1.63		27
Year ended 12/31/08	13.80	0.23	(4.91)	(4.68)	(0.26)	(0.64)	(0.90)	8.22	(35.80	)(e)	2,268,812	0.85		0.85		2.13		38
Year ended 12/31/07	14.70	0.26	(0.59)	(0.33)	(0.24)	(0.33)	(0.57)	13.80	(2.33	)(e)	3,521,509	0.84		0.84		1.78		25
Year ended 12/31/06	13.65	0.26	1.81	2.07	(0.18)	(0.84)	(1.02)	14.70	16.04	(e)	3,440,800	0.84		0.84		1.91		27

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended June 30, 2011, the portfolio turnover calculation excludes the value of securities purchased of $21,084,025 and sold of $3,578,203 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen V.I. Value Fund into the Fund.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not reflect charges assessed in connection with a variable product, which if included would reduce total returns and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $269,840 and $1,700,734 for Series I and Series II shares, respectively.
(e)	These returns include combined Rule 12b-1 fees and service fees of up to 0.25%.
(f)	On June 1, 2010, the Class I and Class II shares of the predecessor fund were reorganized into Series I and Series II shares of the Fund, respectively.

Invesco Van Kampen V.I. Comstock Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
Series I	$1,000.00	$1,057.00	$3.11	$1,021.77	$3.06	0.61%

Series II	1,000.00	1,055.30	4.38	1,020.53	4.31	0.86

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco Van Kampen V.I. Comstock Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Van Kampen V.I. Comstock Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – Large Cap Value Funds Index. The Board noted that performance of Series I shares of the Fund was in the first quintile of the performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing

Invesco Van Kampen V.I. Comstock Fund

funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of two mutual funds with comparable investment strategies and below the total account level fee of eight mutual funds sub-advised by Invesco Advisers with comparable investment strategies. The Board did not consider a comparison of fees to an off-shore fund to be apt as the fee includes more than the advisory fees.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco Van Kampen V.I. Comstock Fund

Invesco Van Kampen V.I. Equity and Income Fund
Semiannual Report to Shareholders ▪ June 30, 2011

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VK-VIEQI-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	4.14%

Series II Shares	4.10

Russell 1000 Value Index▼(Broad Market Index)	5.92

Barclays Capital U.S. Government/Credit Index▼(Style-Specific Index)	2.61

▼Lipper Inc.
The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Barclays Capital U.S. Government/Credit Index includes Treasuries and agencies that represent the government portion of the index, and includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements to represent the credit interests.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Effective June 1, 2010, Class II shares of the predecessor fund, Universal Institutional Funds Equity and Income Portfolio, advised by Morgan Stanley Investment Management Inc. were reorganized into Series II shares of Invesco Van Kampen V.I. Equity and Income Fund. Returns shown above for Series II shares are blended returns of the predecessor fund and Invesco Van Kampen V.I. Equity and Income Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Series I shares incepted on June 1, 2010. Series I shares performance shown prior to that date is that of the predecessor fund’s Class II shares and includes the 12b-1 fees applicable to the predecessor fund’s Class II shares. Class II shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the predecessor fund’s Class II shares is April 30, 2003.
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.70% and 0.75%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.71% and 0.96%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco Van Kampen V.I. Equity and Income Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies

Average Annual Total Returns
As of 6/30/11

Series I Shares

Inception		7.51%

5	Years	4.72

1	Year	22.33

Series II Shares

Inception (4/30/03)		7.49%

5	Years	4.69

1	Year	22.19
issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information
2	Total annual Fund operating expenses after any contractual fee waivers by the distributor in effect through at least June 30, 2012. See current prospectus for more information.

Invesco Van Kampen V.I. Equity and Income Fund

Schedule of Investments(a)

June 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–63.95%
Agricultural Products–0.23%
Archer-Daniels-Midland Co.	74,256	$2,238,818

Air Freight & Logistics–0.43%
FedEx Corp.	43,876	4,161,639

Asset Management & Custody Banks–1.25%
Northern Trust Corp.	109,587	5,036,618

State Street Corp.	156,741	7,067,452

		12,104,070

Automobile Manufacturers–0.14%
Ford Motor Co.(b)	48,000	661,920

General Motors Co.(b)	21,351	648,216

		1,310,136

Cable & Satellite–2.28%
Comcast Corp.–Class A	493,788	12,512,588

Time Warner Cable, Inc.	121,198	9,458,292

		21,970,880

Communications Equipment–0.23%
Cisco Systems, Inc.	141,689	2,211,765

Computer Hardware–1.92%
Dell, Inc.(b)	510,812	8,515,236

Hewlett-Packard Co.	275,455	10,026,562

		18,541,798

Consumer Electronics–0.62%
Sony Corp.–ADR (Japan)	224,744	5,930,994

Data Processing & Outsourced Services–0.74%
Western Union Co.	356,946	7,149,628

Diversified Banks–0.98%
U.S. Bancorp	159,301	4,063,769

Wells Fargo & Co.	192,966	5,414,626

		9,478,395

Diversified Chemicals–0.85%
Dow Chemical Co. (The)	55,205	1,987,380

PPG Industries, Inc.	68,871	6,252,798

		8,240,178

Diversified Support Services–0.40%
Cintas Corp.	117,734	3,888,754

Drug Retail–0.85%
Walgreen Co.	193,532	8,217,369

Electric Utilities–2.60%
American Electric Power Co., Inc.	333,017	12,548,080

Edison International	98,436	3,814,395

Entergy Corp.	52,564	3,589,070

FirstEnergy Corp.	115,858	5,115,131

		25,066,676

Food Distributors–0.78%
Sysco Corp.	242,569	7,563,302

Health Care Distributors–0.49%
Cardinal Health, Inc.	104,253	4,735,171

Health Care Equipment–0.67%
Medtronic, Inc.	167,458	6,452,157

Health Care Facilities–0.39%
HCA Holdings, Inc.(b)	113,537	3,746,721

Home Improvement Retail–0.93%
Home Depot, Inc. (The)	246,619	8,932,540

Household Products–1.68%
Energizer Holdings, Inc.(b)	34,958	2,529,561

Procter & Gamble Co. (The)	214,379	13,628,073

		16,157,634

Human Resource & Employment Services–0.61%
Manpower Inc.	60,080	3,223,292

Robert Half International, Inc.	99,856	2,699,108

		5,922,400

Industrial Conglomerates–3.67%
General Electric Co.	1,364,386	25,732,320

Tyco International Ltd.	195,086	9,643,101

		35,375,421

Industrial Machinery–0.72%
Ingersoll-Rand PLC (Ireland)	152,527	6,926,251

Insurance Brokers–2.01%
Marsh & McLennan Cos., Inc.	622,526	19,416,586

Integrated Oil & Gas–4.28%
ConocoPhillips	55,057	4,139,736

Exxon Mobil Corp.	88,988	7,241,843

Hess Corp.	139,739	10,446,888

Occidental Petroleum Corp.	65,115	6,774,565

Royal Dutch Shell PLC–ADR (United Kingdom)	178,781	12,716,692

		41,319,724

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Equity and Income Fund

	Shares	Value

Integrated Telecommunication Services–0.75%
Verizon Communications Inc.	193,027	$7,186,395

Internet Software & Services–2.15%
eBay Inc.(b)	447,327	14,435,242

Yahoo! Inc.(b)	419,628	6,311,205

		20,746,447

Investment Banking & Brokerage–1.88%
Charles Schwab Corp. (The)	529,023	8,702,428

Morgan Stanley	409,359	9,419,351

		18,121,779

IT Consulting & Other Services–0.62%
Amdocs Ltd.(b)	197,874	6,013,391

Life & Health Insurance–0.51%
Principal Financial Group, Inc.	160,522	4,883,079

Managed Health Care–1.66%
UnitedHealth Group, Inc.	310,234	16,001,870

Movies & Entertainment–2.69%
Time Warner Inc.	298,426	10,853,754

Viacom Inc.–Class B	296,681	15,130,731

		25,984,485

Office Services & Supplies–0.59%
Avery Dennison Corp.	148,222	5,725,816

Oil & Gas Equipment & Services–1.62%
Baker Hughes Inc.	59,249	4,299,107

Cameron International Corp.(b)	47,834	2,405,572

Schlumberger Ltd.	103,260	8,921,664

		15,626,343

Oil & Gas Exploration & Production–2.43%
Anadarko Petroleum Corp.	206,867	15,879,111

Devon Energy Corp.	80,556	6,348,618

Noble Energy, Inc.	13,779	1,235,012

		23,462,741

Oil & Gas Storage & Transportation–0.35%
Williams Cos., Inc. (The)	112,512	3,403,488

Other Diversified Financial Services–5.35%
Bank of America Corp.	883,565	9,683,872

Citigroup Inc.	315,552	13,139,585

JPMorgan Chase & Co.	702,476	28,759,368

		51,582,825

Packaged Foods & Meats–1.87%
Kraft Foods Inc.–Class A	278,344	9,806,059

Unilever N.V.–New York Shares (Netherlands)	251,504	8,261,907

		18,067,966

Personal Products–1.08%
Avon Products, Inc.	371,520	10,402,560

Pharmaceuticals–4.05%
Abbott Laboratories	82,077	4,318,892

Bristol-Myers Squibb Co.	368,316	10,666,431

Merck & Co., Inc.	233,059	8,224,652

Pfizer Inc.	769,172	15,844,943

		39,054,918

Property & Casualty Insurance–0.48%
Chubb Corp. (The)	74,556	4,667,951

Regional Banks–2.47%
BB&T Corp.	184,340	4,947,685

Fifth Third Bancorp	254,837	3,249,172

PNC Financial Services Group, Inc.	186,616	11,124,180

Regions Financial Corp.	734,833	4,555,965

		23,877,002

Semiconductors–0.52%
Intel Corp.	226,492	5,019,063

Soft Drinks–0.86%
Coca-Cola Co. (The)	99,033	6,663,931

Coca-Cola Enterprises, Inc.	56,908	1,660,575

		8,324,506

Systems Software–1.19%
Microsoft Corp.	442,596	11,507,496

Wireless Telecommunication Services–1.08%
Vodafone Group PLC–ADR (United Kingdom)	390,287	10,428,469

Total Common Stocks & Other Equity Interests (Cost $534,249,650)		617,147,597

	Principal
	Amount
Bonds & Notes–19.72%
Advertising–0.38%
Interpublic Group of Cos., Inc. (The), Sr. Unsec. Conv. Global Notes, 4.25%, 03/15/12(c)	$1,805,000	2,073,494

4.75%, 03/15/23(c)	1,148,000	1,457,960

WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	100,000	117,276

		3,648,730

Aerospace & Defense–0.02%
Raytheon Co., Sr. Unsec. Notes, 1.63%, 10/15/15	185,000	181,275

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Agricultural Products–0.03%
Corn Products International, Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	$255,000	$277,739

Airlines–0.07%
Continental Airlines, Inc.,–Series 2010-1, Class A, Sec. Pass Through Ctfs., 4.75%, 01/12/21	315,000	306,928

Delta Air Lines, Inc., Series 2001-1, Class A-2, Sr. Sec. Pass Through Ctfs., 7.11%, 09/18/11	100,000	100,750

Series 2010-1, Class A, Sec. Pass Through Ctfs., 6.20%, 07/02/18	247,073	258,346

		666,024

Alternative Carriers–0.32%
TW Telecom, Inc., Sr. Unsec. Conv. Deb., 2.38%, 04/01/13(c)	2,487,000	3,062,119

Application Software–0.11%
Adobe Systems, Inc., Sr. Unsec. Global Notes, 4.75%, 02/01/20	185,000	190,711

Cadence Design Systems, Inc.,–Series B, Sr. Unsec. Conv. Global Notes, 1.50%, 12/15/13	860,000	836,350

		1,027,061

Asset Management & Custody Banks–0.48%
Affiliated Managers Group, Inc., Sr. Unsec. Conv. Notes, 3.95%, 08/15/13(c)	2,511,000	2,799,765

Janus Capital Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 07/15/14	1,721,000	1,871,587

		4,671,352

Automobile Manufacturers–0.02%
Daimler Finance North America LLC, Unsec. Gtd. Unsub. Global Notes, 7.30%, 01/15/12	190,000	196,714

Automotive Retail–0.14%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	585,000	622,557

AutoZone, Inc., Sr. Unsec. Global Notes, 6.50%, 01/15/14	395,000	441,504

Sr. Unsec. Notes, 5.88%, 10/15/12	60,000	63,620

O’Reilly Automotive, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 01/14/21	265,000	266,730

		1,394,411

Biotechnology–1.67%
Cephalon, Inc., Sr. Unsec. Conv. Sub. Notes, 2.50%, 05/01/14	3,165,000	3,892,950

Dendreon Corp., Sr. Unsec. Conv. Notes, 2.88%, 01/15/16	4,342,000	4,792,482

Gilead Sciences, Inc.,–Series D, Sr. Conv. Notes, 1.63%, 05/01/16(d)	6,360,000	7,401,450

		16,086,882

Brewers–0.09%
Anheuser-Busch InBev Worldwide, Inc., Sr. Unsec. Gtd. Global Notes, 3.63%, 04/15/15	395,000	418,122

5.38%, 01/15/20	50,000	55,316

FBG Financial Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.13%, 06/15/15(d)	325,000	350,016

		823,454

Broadcasting–0.01%
COX Communications Inc., Sr. Unsec. Bonds, 8.38%, 03/01/39(d)	80,000	104,960

Sr. Unsec. Global Notes, 5.45%, 12/15/14	20,000	22,318

		127,278

Cable & Satellite–0.18%
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 5.70%, 05/15/18	445,000	496,914

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	475,000	516,860

Time Warner Cable Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 02/14/19	215,000	274,172

Sr. Unsec. Gtd. Notes, 5.88%, 11/15/40	470,000	466,184

		1,754,130

Casinos & Gaming–0.86%
International Game Technology, Sr. Unsec. Conv. Notes, 3.25%, 05/01/14	3,656,000	4,378,060

MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	3,571,000	3,874,535

		8,252,595

Communications Equipment–0.96%
Alcatel-Lucent USA, Inc.,–Series B, Sr. Unsec. Gtd. Conv. Notes, 2.88%, 06/15/13(c)	6,444,000	6,315,120

JDS Uniphase Corp., Sr. Unsec. Conv. Notes, 1.00%, 05/15/13(c)	1,624,000	1,666,630

1.00%, 05/15/13(c)(d)	1,100,000	1,128,875

Juniper Networks, Inc., Sr. Unsec. Notes, 4.60%, 03/15/21	120,000	123,193

		9,233,818

Computer & Electronics Retail–0.04%
Best Buy Co., Inc., Sr. Unsec. Notes, 5.50%, 03/15/21	420,000	414,178

Computer Storage & Peripherals–0.80%
SanDisk Corp., Sr. Unsec. Conv. Notes, 1.00%, 05/15/13	7,906,000	7,678,702

Construction Materials–0.59%
Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Notes, 4.88%, 03/15/15	3,900,000	3,885,375

3.75%, 03/15/18(d)	1,800,000	1,791,000

		5,676,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Consumer Finance–0.01%
American Express Credit Corp.–Series C, Sr. Unsec. Medium-Term Global Notes, 7.30%, 08/20/13	$35,000	$39,015

Capital One Financial Corp., Sr. Unsec. Notes, 6.75%, 09/15/17	50,000	57,858

		96,873

Department Stores–0.04%
Macy’s Retail Holdings Inc., Sr. Unsec. Gtd. Notes, 5.35%, 03/15/12	400,000	410,000

Diversified Banks–1.24%
Abbey National Treasury Services PLC (United Kingdom), Gtd. Global Notes, 2.88%, 04/25/14	155,000	155,531

Sr. Unsec. Gtd. Global Notes, 4.00%, 04/27/16	230,000	228,155

Sr. Unsec. Gtd. Notes, 3.88%, 11/10/14(d)	310,000	316,619

Ally Financial, Inc., Gtd. Notes, 2.20%, 12/19/12	550,000	564,125

Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	395,000	405,757

Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 6.75%, 05/22/19	510,000	573,772

5.13%, 01/08/20	60,000	60,256

Unsec. Sub. Global Notes, 5.14%, 10/14/20	275,000	259,221

Commonwealth Bank of Australia (Australia), Sr. Unsec. Notes, 5.00%, 10/15/19(d)	320,000	335,800

Credit Suisse AG (Switzerland), Sub. Global Notes, 5.40%, 01/14/20	560,000	565,614

Unsec. Sub. Global Notes, 6.00%, 02/15/18	75,000	81,093

Danske Bank A/S (Denmark), Sr. Unsec. Notes, 3.88%, 04/14/16(d)	565,000	581,869

Groupe BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(d)	390,000	390,756

HBOS PLC (United Kingdom)–Series G, Unsec. Sub. Medium-Term Notes, 6.75%, 05/21/18(d)	325,000	314,312

HSBC Bank PLC (United Kingdom), Sr. Notes, 4.13%, 08/12/20(d)	565,000	549,036

HSBC Finance Corp., Sr. Unsec. Global Notes, 7.00%, 05/15/12	470,000	495,111

Korea Development Bank (South Korea), Sr. Unsec. Gtd. Global Notes, 4.38%, 08/10/15	200,000	210,027

Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/21/16	665,000	680,026

Sr. Unsec. Gtd. Medium-Term Notes, 5.80%, 01/13/20(d)	185,000	181,234

National Australia Bank Ltd. (Australia), Sr. Unsec. Bonds, 3.75%, 03/02/15(d)	190,000	197,969

Nordea Bank AB (Sweden), Sr. Notes, 4.88%, 01/27/20(d)	245,000	257,221

Rabobank Nederland N.V. (Netherlands), Sr. Unsec. Medium-Term Notes, 4.75%, 01/15/20(d)	490,000	511,451

Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	445,000	462,099

Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(d)	200,000	196,703

Societe Generale (France), Sr. Unsec. Notes, 2.50%, 01/15/14(d)	705,000	706,000

Standard Chartered Bank (United Kingdom), Unsec. Sub. Notes, 6.40%, 09/26/17(d)	100,000	110,389

Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 5.50%, 11/18/14(d)	100,000	110,127

3.85%, 04/27/15(d)	255,000	264,828

U.S. Bancorp., Sr. Unsec. Notes, 2.00%, 06/14/13	530,000	540,970

U.S. Bank N.A., Sub. Variable Rate Notes, 3.78%, 04/29/20(e)	450,000	466,439

Wells Fargo & Co., Sr. Unsec. Global Notes, 3.63%, 04/15/15	50,000	52,094

Sr. Unsec. Notes, 5.63%, 12/11/17	580,000	644,397

Westpac Banking Corp. (Australia), Sr. Unsec. Global Notes, 2.10%, 08/02/13	440,000	445,979

		11,914,980

Diversified Capital Markets–0.05%
Credit Suisse New York (Switzerland), Sr. Unsec. Medium-Term Global Notes, 5.30%, 08/13/19	170,000	181,356

UBS AG (Switzerland), Sr. Unsec. Medium-Tem Loan Global Notes, 5.88%, 12/20/17	250,000	274,499

		455,855

Diversified Metals & Mining–0.11%
Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/19(d)	200,000	266,220

Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	350,000	382,594

Rio Tinto Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 9.00%, 05/01/19	295,000	391,389

Southern Copper Corp., Sr. Unsec. Global Notes, 5.38%, 04/16/20	5,000	5,141

6.75%, 04/16/40	10,000	9,820

		1,055,164

Diversified Real Estate Activities–0.00%
Brookfield Asset Management, Inc. (Canada), Sr. Unsec. Notes, 7.13%, 06/15/12	20,000	21,081

Diversified REIT’s–0.12%
Dexus Diversified Trust/Dexus Office Trust (Australia), Sr. Unsec. Gtd. Notes, 5.60%, 03/15/21(d)	1,155,000	1,179,268

Diversified Support Services–0.05%
Cintas Corp. No. 2, Sr. Unsec. Gtd. Notes, 2.85%, 06/01/16	520,000	524,842

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Drug Retail–0.05%
CVS Caremark Corp., Sec. Global Pass-Through Ctfs., 6.04%, 12/10/28	$385,676	$414,303

Sec. Pass Through Ctfs., 8.35%, 07/10/31(d)	33,834	40,754

		455,057

Electric Utilities–0.11%
Electricite de France S.A. (France), Sr. Unsec. Notes, 4.60%, 01/27/20(d)	150,000	155,744

Enel Finance International N.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 5.13%, 10/07/19(d)	425,000	430,620

Iberdola Finance Ireland Ltd. (Ireland), Unsec. Gtd. Unsub. Notes, 3.80%, 09/11/14(d)	200,000	204,546

Ohio Power Co.–Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	200,000	216,187

PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	50,000	56,492

Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	15,000	16,300

		1,079,889

Electronic Components–0.01%
Corning, Inc., Sr. Unsec. Notes, 6.63%, 05/15/19	35,000	40,874

7.25%, 08/15/36	60,000	69,247

		110,121

Environmental & Facilities Services–0.05%
Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	395,000	430,042

Food Retail–0.07%
Delhaize Group S.A. (Belgium), Sr. Unsec. Gtd. Bonds, 5.88%, 02/01/14	180,000	197,641

Safeway, Inc., Sr. Unsec. Global Notes, 3.95%, 08/15/20	500,000	488,117

		685,758

General Merchandise Stores–0.04%
Family Dollar Stores, Inc., Sr. Unsec. Notes, 5.00%, 02/01/21	435,000	425,704

Gold–0.11%
Barrick Gold Corp. (Canada), Sr. Unsec. Notes, 2.90%, 05/30/16(d)	425,000	427,208

Gold Fields Orogen Holding BVI Ltd. (Mali), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(d)	665,000	635,080

		1,062,288

Health Care Equipment–0.69%
CareFusion Corp., Sr. Unsec. Global Notes, 4.13%, 08/01/12	330,000	340,457

Kinetic Concepts, Inc., Sr. Unsec. Gtd. Conv. Notes, 3.25%, 04/15/15(d)	1,818,000	2,329,313

NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	1,104,000	1,121,940

Teleflex, Inc., Sr. Unsec. Sub. Conv. Notes, 3.88%, 08/01/17	2,472,000	2,861,340

		6,653,050

Health Care Facilities–0.46%
Lifepoint Hospitals, Inc., Sr. Unsec. Sub. Conv. Notes, 3.50%, 05/15/14	4,141,000	4,451,575

Health Care Services–0.38%
Express Scripts, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 06/15/12	925,000	960,697

6.25%, 06/15/14	70,000	78,624

Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	300,000	301,876

Medco Health Solutions, Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	220,000	221,566

Omnicare, Inc., Sr. Conv. Sub. Notes, 3.75%, 12/15/25	971,000	1,299,926

Series OCR, Sr. Unsec. Gtd. Conv. Deb., 3.25%, 12/15/15(c)	863,000	829,559

		3,692,248

Hotels, Resorts & Cruise Lines–0.66%
Gaylord Entertainment Co., Sr. Gtd. Conv. Notes, 3.75%, 10/01/14(d)	2,778,000	3,541,950

Hyatt Hotels Corp., Sr. Unsec. Notes, 5.75%, 08/15/15(d)	70,000	73,949

Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 05/01/12	2,000,000	2,105,000

Wyndham Worldwide Corp., Sr. Unsec. Notes,
7.38%, 03/01/20	20,000	22,213

5.63%, 03/01/21	580,000	583,625

		6,326,737

Housewares & Specialties–0.06%
Tupperware Brands Corp., Sr. Unsec. Gtd. Notes, 4.75%, 06/01/21(d)	605,000	595,167

Hypermarkets & Super Centers–0.01%
Wal-Mart Stores, Inc., Sr. Unsec. Global Notes, 6.50%, 08/15/37	50,000	57,746

Industrial Conglomerates–0.52%
General Electric Capital Corp., Series G, Sr. Gtd. Medium-Term Global Notes, 2.63%, 12/28/12	3,450,000	3,562,689

Sr. Unsec. Gtd. Medium-Term Global Notes, 2.20%, 06/08/12	80,000	81,427

Sr. Unsec. Medium-Term Notes, 6.00%, 08/07/19	300,000	332,040

General Electric Co., Sr. Unsec. Global Notes, 5.25%, 12/06/17	485,000	539,253

Koninklije Philips Electronics N.V. (Netherlands), Sr. Unsec. Global Notes, 5.75%, 03/11/18	25,000	27,971

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Industrial Conglomerates–(continued)

NBC Universal Media LLC, Sr. Unsec. Notes, 2.10%, 04/01/14(d)	$230,000	$233,396

5.95%, 04/01/41(d)	215,000	216,961

		4,993,737

Industrial Machinery–0.10%
Pentair, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 05/15/21	950,000	952,896

Integrated Oil & Gas–0.03%
Hess Corp., Sr. Unsec. Global Notes, 5.60%, 02/15/41	195,000	191,293

Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.10%, 06/28/15	115,000	120,226

		311,519

Integrated Telecommunication Services–0.23%
AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	4,000	5,313

AT&T, Inc., Sr. Unsec. Global Notes, 2.50%, 08/15/15	20,000	20,290

6.15%, 09/15/34	140,000	144,012

5.35%, 09/01/40	101,000	95,550

Deutsche Telekom International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	155,000	204,265

NBC Universal Media LLC, Sr. Unsec. Notes, 5.15%, 04/30/20(d)	175,000	184,936

Telecom Italia Capital S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.00%, 06/04/18	360,000	390,195

7.18%, 06/18/19	160,000	172,266

Verizon Communications, Inc., Sr. Unsec. Global Notes, 3.00%, 04/01/16	230,000	235,360

6.35%, 04/01/19	260,000	303,043

8.95%, 03/01/39	300,000	426,568

Windstream Georgia Communications Corp., Sr. Unsec. Notes, 6.50%, 11/15/13	59,000	60,442

		2,242,240

Internet Retail–0.05%
Expedia, Inc., Sr. Unsec. Gtd. Global Notes, 5.95%, 08/15/20	505,000	492,430

Investment Banking & Brokerage–1.22%
Charles Schwab Corp. (The), Sr. Unsec. Notes, 4.45%, 07/22/20	510,000	520,335

Goldman Sachs Group, Inc. (The), Sr. Global Notes, 3.70%, 08/01/15	65,000	66,335

Sr. Unsec. Conv. Medium-Term Notes, 1.00%, 03/15/17(d)	3,328,000	3,250,358

Sr. Unsec. Global Notes, 6.15%, 04/01/18	905,000	985,288

Unsec. Unsub. Global Notes, 6.75%, 10/01/37	385,000	385,482

Jefferies Group, Inc., Sr. Unsec. Conv. Notes, 3.88%, 11/01/17(c)	2,041,200	2,051,406

Sr. Unsec. Notes, 6.88%, 04/15/21	440,000	473,184

Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(d)	50,000	51,605

MF Global Holdings Ltd., Sr. Unsec. Conv. Notes, 9.00%, 07/01/13(c)	944,000	1,092,680

1.88%, 02/01/16	628,000	625,645

Morgan Stanley, Sr. Unsec. Global Notes, 4.00%, 07/24/15	610,000	621,483

3.80%, 04/29/16	700,000	703,779

Sr. Unsec. Notes, 3.45%, 11/02/15	715,000	714,706

5.75%, 01/25/21	220,000	227,862

		11,770,148

Life & Health Insurance–0.16%
Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	275,000	291,290

MetLife, Inc., Sr. Unsec. Global Notes, 4.75%, 02/08/21	410,000	415,990

Monumental Global Funding II, Sr. Sec. Notes, 5.65%, 07/14/11(d)	25,000	25,023

Pacific LifeCorp., Sr. Notes, 6.00%, 02/10/20(d)	215,000	229,634

Prudential Financial, Inc. Series D, Sr. Unsec. Medium-Term Notes, 3.88%, 01/14/15	50,000	52,213

4.75%, 09/17/15	255,000	274,333

7.38%, 06/15/19	105,000	124,398

6.63%, 12/01/37	110,000	118,379

		1,531,260

Life Sciences Tools & Services–0.37%
Life Technologies Corp., Sr. Unsec. Conv. Notes, 1.50%, 02/15/24(c)	3,143,000	3,606,593

Managed Health Care–0.10%
Aetna, Inc., Sr. Unsec. Global Notes, 3.95%, 09/01/20	605,000	596,384

WellPoint, Inc., Sr. Unsec. Notes, 4.35%, 08/15/20	400,000	405,742

		1,002,126

Mortgage Backed Securities–0.01%
U.S. Bank N.A., Sr. Unsec. Medium-Term Notes, 5.92%, 05/25/12	65,825	68,698

Movies & Entertainment–0.32%
Liberty Media LLC, Sr. Unsec. Conv. Notes, 3.13%, 03/30/13(c)	2,467,200	2,957,556

Time Warner, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	130,000	147,877

		3,105,433

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Multi-Line Insurance–0.04%
CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	$325,000	$339,369

Liberty Mutual Group Inc., Sr. Unsec. Notes, 5.75%, 03/15/14(d)	45,000	47,665

		387,034

Multi-Utilities–0.01%
Nisource Finance Corp., Sr. Unsec. Gtd. Bonds, 6.80%, 01/15/19	115,000	132,740

Office Electronics–0.01%
Xerox Corp., Sr. Unsec. Notes, 6.88%, 08/15/11	40,000	40,267

4.25%, 02/15/15	40,000	42,536

		82,803

Office REIT’s–0.04%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	335,000	347,889

5.88%, 02/01/20	45,000	47,510

		395,399

Oil & Gas Equipment & Services–0.13%
Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 12/15/12(c)	1,208,000	1,206,490

Oil & Gas Exploration & Production–0.05%
Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 6.88%, 01/20/40	15,000	16,057

Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	395,000	415,155

		431,212

Oil & Gas Storage & Transportation–0.09%
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	115,000	122,608

Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	25,000	26,664

Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/19	245,000	281,295

Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	50,000	54,468

7.50%, 09/15/38	120,000	144,764

Texas Eastern Transmission LP, Sr. Unsec. Notes, 7.00%, 07/15/32	185,000	216,434

Transcontinental Gas Pipe Line Co., LLC–Series B, Sr. Unsec. Global Notes, 7.00%, 08/15/11	45,000	45,296

		891,529

Other Diversified Financial Services–1.06%
Bank of America Corp., Sr. Unsec. Global Notes, 5.75%, 12/01/17	975,000	1,037,739

Series L, Sr. Unsec. Global Notes, 7.63%, 06/01/19	70,000	81,262

Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	280,000	294,990

Bear Stearns Cos., LLC (The), Sr. Unsec. Global Notes, 7.25%, 02/01/18	340,000	403,194

Citibank N.A., Sr. Unsec. Gtd. Notes, 1.75%, 12/28/12	1,500,000	1,530,356

Citigroup Funding, Inc., Unsec. Gtd. Unsub. Global Notes, 2.25%, 12/10/12	3,450,000	3,540,566

Citigroup Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	65,000	71,385

6.13%, 11/21/17	495,000	547,508

8.50%, 05/22/19	455,000	562,484

Sr. Unsec. Notes, 4.75%, 05/19/15	75,000	79,403

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.75%, 07/01/13(d)	340,000	348,021

General Electric Capital Corp., Sr. Unsec. Global Notes, 5.90%, 05/13/14	75,000	83,289

JPMorgan Chase & Co., Sr. Unsec. Global Notes, 4.75%, 05/01/13	65,000	69,141

4.40%, 07/22/20	400,000	395,391

Sr. Unsec. Notes, 6.00%, 01/15/18	615,000	689,805

Unsec. Sub. Global Notes, 5.13%, 09/15/14	70,000	75,632

Merrill Lynch & Co., Inc., Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	410,000	456,021

Twin Reefs Pass-Through Trust, Sec. Floating Rate Pass Through Ctfs., 1.39% (Acquired 12/07/04; Cost $90,000)(d)(f)	90,000	0

		10,266,187

Packaged Foods & Meats–0.11%
Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 4.88%, 06/30/20(d)	270,000	269,511

Kraft Foods, Inc., Sr. Unsec. Global Notes, 5.63%, 11/01/11	4,000	4,066

5.38%, 02/10/20	215,000	235,708

7.00%, 08/11/37	305,000	356,344

Sr. Unsec. Notes, 6.88%, 01/26/39	200,000	231,315

		1,096,944

Paper Packaging–0.01%
Bemis Co. Inc., Sr. Unsec. Notes, 5.65%, 08/01/14	40,000	43,980

Pharmaceuticals–1.13%
Endo Pharmaceuticals Holdings, Inc., Sr. Unsec. Sub. Conv. Notes, 1.75%, 04/15/15	2,398,000	3,504,077

GlaxoSmithKline Capital Inc., Sr. Unsec. Gtd. Global Bonds, 5.65%, 05/15/18	75,000	85,367

6.38%, 05/15/38	70,000	80,841

Merck & Co. Inc., Sr. Unsec. Global Notes, 5.00%, 06/30/19	280,000	309,740

Mylan Labs, Inc., Sr. Unsec. Gtd. Conv. Notes, 1.25%, 03/15/12	3,580,000	4,000,650

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Pharmaceuticals–(continued)

Pfizer Inc., Sr. Unsec. Global Notes, 6.20%, 03/15/19	$650,000	$762,911

Salix Pharmaceuticals Ltd., Sr. Unsec. Conv. Notes, 2.75%, 05/15/15	1,835,000	2,119,425

		10,863,011

Property & Casualty Insurance–0.02%
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	25,000	28,576

Travelers Cos., Inc. (The), Sr. Unsec. Notes, 5.35%, 11/01/40	205,000	195,017

		223,593

Publishing–0.00%
Reed Elsevier Capital Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 08/01/11	14,000	14,062

Railroads–0.06%
CSX Corp., Sr. Unsec. Global Notes, 6.15%, 05/01/37	80,000	85,570

Sr. Unsec. Notes, 5.50%, 04/15/41	380,000	372,647

Union Pacific Corp., Sr. Unsec. Notes, 6.13%, 02/15/20	110,000	129,071

		587,288

Regional Banks–0.17%
Key Bank NA, Sr. Unsec. Gtd. Global Notes, 3.20%, 06/15/12	500,000	513,971

Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(d)	485,000	512,986

PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 02/08/15	40,000	41,992

5.13%, 02/08/20	360,000	383,365

Sr. Unsec. Gtd. Notes, 6.70%, 06/10/19	185,000	218,168

		1,670,482

Restaurants–0.03%
Yum! Brands, Inc., Sr. Unsec. Global Bonds, 6.25%, 03/15/18	110,000	126,458

Sr. Unsec. Notes, 5.30%, 09/15/19	175,000	188,535

		314,993

Retail REIT’s–0.10%
National Retail Properties Inc., Sr. Unsec. Notes, 5.50%, 07/15/21	695,000	681,491

WEA Finance LLC, Sr. Gtd. Notes, 7.13%, 04/15/18(d)	270,000	313,128

		994,619

Semiconductors–0.87%
Linear Technology Corp., Series A, Sr. Unsec. Conv. Global Notes, 3.00%, 05/01/14(c)	819,000	871,211

Sr. Unsec. Conv. Notes, 3.00%, 05/01/14(c)(d)	1,193,000	1,269,054

Micron Technology, Inc., Sr. Unsec. Conv. Notes, 1.88%, 06/01/14	4,736,000	4,641,280

Xilinx, Inc., Jr. Unsec. Conv. Sub. Notes, 3.13%, 03/15/37(d)	1,302,000	1,656,795

		8,438,340

Sovereign Debt–0.05%
Brazilian Government International Bond (Brazil), Sr. Unsec. Global Bonds, 6.00%, 01/17/17	100,000	117,200

Republic of Italy (Italy), Sr. Unsec. Global Notes, 6.88%, 09/27/23	320,000	363,747

Republic of Peru International Bond (Peru), Sr. Unsec. Global Notes, 7.13%, 03/30/19	10,000	12,037

		492,984

Specialized REIT’s–0.05%
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	495,000	495,928

Steel–0.36%
Allegheny Technologies, Inc., Sr. Unsec. Conv. Notes, 4.25%, 06/01/14	995,000	1,651,700

ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 9.85%, 06/01/19	446,000	566,519

Sr. Unsec. Global Notes, 3.75%, 08/05/15	585,000	599,053

6.13%, 06/01/18	15,000	16,014

5.50%, 03/01/21	85,000	85,262

7.00%, 10/15/39	40,000	40,591

6.75%, 03/01/41	85,000	84,667

Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.63%, 09/15/19	185,000	197,242

4.63%, 09/15/20	20,000	19,786

6.88%, 11/10/39	185,000	201,323

		3,462,157

Systems Software–0.25%
Symantec Corp.–Class B, Sr. Unsec. Conv. Global Notes, 1.00%, 06/15/13	1,970,000	2,403,400

Technology Distributors–0.01%
Avnet, Inc., Sr. Unsec. Notes, 5.88%, 06/15/20	50,000	52,879

Thrifts & Mortgage Finance–0.27%
MGIC Investment Corp., Sr. Unsec. Conv. Notes, 5.00%, 05/01/17	2,943,000	2,637,664

Tobacco–0.00%
Altria Group Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	35,000	37,171

Trading Companies & Distributors–0.00%
GATX Corp., Sr. Unsec. Notes, 4.75%, 10/01/12	20,000	20,832

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Trucking–0.03%
Ryder System Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	$280,000	$287,260

Wireless Telecommunication Services–0.57%
American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	170,000	178,674

Sr. Unsec. Notes, 4.50%, 01/15/18	320,000	319,955

Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Unsec. Gtd. Conv. Notes, 8.25%, 12/01/17(c)(d)	1,944,000	1,735,020

Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(d)	370,000	378,325

SBA Communications Corp., Sr. Unsec. Conv. Notes, 1.88%, 05/01/13	2,578,000	2,845,467

		5,457,441

Total Bonds & Notes (Cost $177,985,536)		190,321,784

U.S. Treasury Securities–7.09%
U.S. Treasury Bills–0.03%
0.08%, 11/17/11(g)(h)	20,000	19,997

0.10%, 11/17/11(g)(h)	340,000	319,944

		339,941

U.S. Treasury Notes–4.90%
0.88%, 02/29/12	500,000	502,441

1.00%, 04/30/12	400,000	402,641

0.75%, 05/31/12	800,000	803,906

1.38%, 09/15/12	1,700,000	1,722,445

1.50%, 12/31/13	1,085,000	1,108,565

1.75%, 03/31/14	2,300,000	2,363,969

2.63%, 07/31/14	1,100,000	1,159,812

2.38%, 10/31/14	15,720,000	16,442,137

2.13%, 11/30/14	5,250,000	5,446,055

2.25%, 01/31/15	6,000,000	6,243,750

2.50%, 03/31/15	275,000	288,535

2.13%, 05/31/15	680,000	703,056

2.25%, 03/31/16	2,000,000	2,056,875

2.63%, 04/30/16	2,000,000	2,090,313

4.00%, 08/15/18	3,055,000	3,367,183

3.63%, 08/15/19	1,525,000	1,624,840

3.38%, 11/15/19	300,000	312,844

2.63%, 11/15/20	600,000	577,875

3.63%, 02/15/20	46,000	48,674

		47,265,916

U.S. Treasury Bonds–2.16%
8.13%, 08/15/21	2,700,000	3,864,797

6.63%, 02/15/27	2,500,000	3,307,812

5.38%, 02/15/31	8,995,000	10,543,827

4.25%, 05/15/39	805,000	789,780

4.50%, 08/15/39	40,000	40,906

4.63%, 02/15/40	250,000	260,703

4.38%, 05/15/40	80,000	79,963

3.88%, 08/15/40	20,000	18,316

4.25%, 11/15/40	2,000,000	1,955,312

		20,861,416

Total U.S. Treasury Securities (Cost $66,166,155)		68,467,273

	Shares
Preferred Stocks–1.85%
Agricultural Products–0.05%
Nielsen Holdings N.V., $3.13 Conv. Pfd. (Netherlands)	7,510	464,212

Health Care Facilities–0.21%
HealthSouth Corp.–Series A, $65.00 Conv. Pfd.	1,785	2,008,571

Health Care Services–0.13%
Omnicare Capital Trust II–Series B, $2.00 Conv. Pfd. 26,407		1,270,177

Household Appliances–0.15%
Stanley Black & Decker, Inc., $4.75 Conv. Pfd.	12,300	1,496,541

Multi-Utilities–0.24%
CenterPoint Energy, Inc., $1.88 Conv. Pfd.	62,215	2,286,401

Oil & Gas Storage & Transportation–0.44%
El Paso Energy Capital Trust I, $2.38 Conv. Pfd.	95,499	4,251,615

Regional Banks–0.35%
KeyCorp.–Series A, $7.75 Conv. Pfd.	30,290	3,392,480

Trucking–0.28%
Swift Mandatory Common Exchange Security Trust, $0.66 Conv. Pfd.(d)	199,220	2,676,760

Total Preferred Stocks (Cost $13,942,445)		17,846,757

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

U.S. Government Sponsored Agency Securities–0.74%
Federal Home Loan Mortgage Corp. (FHLMC)–0.53%
6.50%, 02/01/26	$6,485	$7,350

Sr. Unsec. Global Bonds, 6.75%, 03/15/31	750,000	965,259

Sr. Unsec. Global Notes, 3.00%, 07/28/14	1,020,000	1,082,420

5.00%, 04/18/17	1,500,000	1,720,887

5.50%, 08/23/17	140,000	164,239

Unsec. Global Notes, 4.88%, 06/13/18	1,000,000	1,138,993

		5,079,148

Federal National Mortgage Association (FNMA)–0.21%
Sr. Unsec. Global Notes, 4.38%, 10/15/15	1,700,000	1,890,795

Unsec. Global Notes, 2.63%, 11/20/14	130,000	136,285

		2,027,080

Total U.S. Government Sponsored Agency Securities (Cost $6,763,740) 7,106,228

Municipal Obligation–0.03%
Texas (State of) Transportation Commission; Series 2010 B, Taxable First Tier Build America RB, 5.03%, 04/01/26 (Cost $240,000) 240,000		259,471

Asset-Backed Securities–0.00%
Home Equity Loan–0.00%
Countrywide Asset-Backed Ctfs.–Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 09/25/37 (Cost $27,244)	27,800	27,456

U.S. Government Sponsored Mortgage-Backed Securities–0.00%
Federal Home Loan Mortgage Corp. (FHLMC)–0.00%
Pass Through Ctfs., 5.50%, 02/01/37	648	701

Federal National Mortgage Association (FNMA)–0.00%
Pass Through Ctfs., 6.00%, 01/01/17	1,734	1,896

5.50%, 03/01/21	667	724

8.00%, 08/01/21	5,331	6,199

9.50%, 04/01/30	12,939	15,695

		24,514

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $22,821)		25,215

	Shares
Money Market Funds–5.99%
Liquid Assets Portfolio–Institutional Class(i)	28,906,982	28,906,982

Premier Portfolio–Institutional Class(i)	28,906,982	28,906,982

Total Money Market Funds (Cost $57,813,964)		57,813,964

TOTAL INVESTMENTS–99.37% (Cost $857,211,555)		959,015,745

OTHER ASSETS LESS LIABILITIES–0.63%		6,071,955

NET ASSETS–100.00%		$965,087,700

Investment Abbreviations:

Conv.	– Convertible
Ctfs.	– Certificates
Deb.	– Debentures
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Unsub.	– Unsubordinated

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2011 was $39,079,611, which represented 4.05% of the Fund’s Net Assets.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2011.
(f)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at June 30, 2011 represented 0.00% of the Fund’s Net Assets.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open future contracts. See Note 1K and Note 4.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Equity and Income Fund

Portfolio Composition

By security type, based on Net Assets
as of June 30, 2011

Common Stocks & Other Equity Interests	64.0%

Bonds & Notes	19.7

U.S. Treasury Securities	7.1

Preferred Stocks	1.9

Security types each less than 1.0% of portfolio	0.7

Money Market Funds Plus Other Assets Less Liabilities	6.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Equity and Income Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $799,397,591)	$901,201,781

Investments in affiliated money market funds, at value and cost	57,813,964

Total investments, at value (Cost $857,211,555)	959,015,745

Receivable for:
Investments sold	5,252,590

Variation margin	73,414

Fund shares sold	690,096

Dividends and interest	3,509,868

Investment for trustee deferred compensation and retirement plans	41,886

Other assets	2,581

Total assets	968,586,180

Liabilities:
Payable for:
Investments purchased	1,103,947

Fund shares reacquired	398,217

Foreign currency contracts outstanding	347,755

Accrued fees to affiliates	1,324,834

Accrued other operating expenses	264,702

Trustee deferred compensation and retirement plans	59,025

Total liabilities	3,498,480

Net assets applicable to shares outstanding	$965,087,700

Net assets consist of:
Shares of beneficial interest	$884,699,882

Undistributed net investment income	7,189,824

Undistributed net realized gain (loss)	(28,279,838)

Unrealized appreciation	101,477,832

$965,087,700

Net Assets:
Series I	$65,176,309

Series II	$899,911,391

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	4,517,596

Series II	62,421,655

Series I:
Net asset value per share	$14.43

Series II:
Net asset value per share	$14.42

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $89,652)	$6,868,991

Dividends from affiliated money market funds	24,209

Interest	3,535,377

Total investment income	10,428,577

Expenses:
Advisory fees	1,714,778

Administrative services fees	1,197,438

Custodian fees	31,843

Distribution fees — Series II	1,064,774

Transfer agent fees	9,740

Trustees’ and officers’ fees and benefits	20,539

Other	56,577

Total expenses	4,095,689

Less: Fees waived	(882,159)

Net expenses	3,213,530

Net investment income	7,215,047

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	24,214,250

Foreign currency contracts	108,851

Futures contracts	(43,799)

24,279,302

Change in net unrealized appreciation (depreciation) of:
Investment securities	(1,045,926)

Foreign currencies	(5)

Foreign currency contracts	(347,755)

Futures contracts	(572,634)

(1,966,320)

Net realized and unrealized gain	22,312,982

Net increase in net assets resulting from operations	$29,528,029

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Equity and Income Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	June 30,	December 31,
	2011	2010

Operations:
Net investment income	$7,215,047	$12,050,632

Net realized gain	24,279,302	23,430,319

Change in net unrealized appreciation (depreciation)	(1,966,320)	48,708,386

Net increase in net assets resulting from operations	29,528,029	84,189,337

Distributions to shareholders from net investment income:
Series I	(691)	—

Series II	(12,068,022)	(13,994,794)

Total distributions from net investment income	(12,068,713)	(13,994,794)

Share transactions–net:
Series I	67,075,715	44,483

Series II	80,093,053	57,438,806

Net increase in net assets resulting from share transactions	147,168,768	57,483,289

Net increase in net assets	164,628,084	127,677,832

Net assets:
Beginning of period	800,459,616	672,781,784

End of period (includes undistributed net investment income of $7,189,824 and $12,043,490, respectively)	$965,087,700	$800,459,616

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1 — Significant Accounting Policies

Invesco Van Kampen V.I. Equity and Income Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-eight separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objectives are both capital appreciation and current income.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean

Invesco Van Kampen V.I. Equity and Income Fund

between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Invesco Van Kampen V.I. Equity and Income Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco Van Kampen V.I. Equity and Income Fund

NOTE 2 — Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $150 million	0.50%

Next $100 million	0.45%

Next $100 million	0.40%

Over $350 million	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or expense reimbursements prior to the end of each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2011, the Adviser waived advisory fees of $30,333.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2011, Invesco was paid $105,424 for accounting and fund administrative services and reimbursed $1,092,014 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. IDI has contractually agreed to waive 0.20% of Rule 12b-1 plan fees on Series II shares through at least June 30, 2012. For the six months ended June 30, 2011, 12b-1 fees incurred for Series II shares were $212,948 after fee waivers of $851,826.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3 — Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs

Invesco Van Kampen V.I. Equity and Income Fund

reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$685,372,374	$7,435,944	$—	$692,808,318

U.S. Treasury Securities	—	68,467,273	—	68,467,273

U.S. Government Sponsored Securities	—	7,131,443	—	7,131,443

Corporate Debt Securities	—	189,828,800	0	189,828,800

Asset Backed Securities	—	27,456	—	27,456

Municipal Obligations	—	259,471	—	259,471

Foreign Government Debt Securities	—	492,984	—	492,984

	$685,372,374	$273,643,371	$0	$959,015,745

Foreign Currency Contracts*	—	(347,755)	—	(347,755)

Futures*	21,397	—	—	21,397

Total Investments	$685,393,771	$273,295,616	$0	$958,689,387

*	Unrealized appreciation (depreciation).

NOTE 4 — Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2011:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Currency risk
Foreign currency contracts(a)	$4,995	$(352,750)

Interest rate risk
Futures contracts(b)	101,935	(80,538)

(a)	Values are disclosed on the Statement of Assets and Liabilities under Foreign currency contracts outstanding.
(b)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets & Liabilities.

Effect of Derivative Instruments for the six months ended June 30, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
		Foreign Currency
	Futures*	Contracts*

Realized Gain (Loss)
Currency risk	$—	$108,851

Interest rate risk	(43,799)	—

Change in Unrealized Appreciation (Depreciation)
Currency risk	—	(347,755)

Interest rate risk	(572,634)	—

Total	$(616,433)	$(238,904)

*	The average notional value of futures and foreign currency contracts outstanding during the period was $34,669,040 and $7,969,354, respectively.

Invesco Van Kampen V.I. Equity and Income Fund

Open Foreign Currency Contracts
							Unrealized
		Contract to				Notional	Appreciation
Settlement Date	Counterparty	Deliver		Receive		Value	(Depreciation)

8/15/11	Bank of New York	EUR	2,118,174	USD	2,996,898	$3,068,402	$(71,504)

8/15/11	Bank of New York	GBP	972,411	USD	1,552,381	1,559,892	(7,511)

8/15/11	Bank of New York	JPY	128,349,090	USD	1,597,813	1,595,088	2,725

8/15/11	BNP Paribas	EUR	3,399,163	USD	4,809,153	4,924,052	(114,899)

8/15/11	BNP Paribas	GBP	1,941,070	USD	3,097,579	3,113,765	(16,186)

8/15/11	Morgan Stanley	EUR	1,135,008	USD	1,607,427	1,644,181	(36,754)

8/15/11	Morgan Stanley	JPY	127,402,473	USD	1,585,594	1,583,324	2,270

8/15/11	State Street CA	EUR	3,386,030	USD	4,803,050	4,905,028	(101,978)

8/15/11	State Street CA	GBP	970,171	USD	1,552,381	1,556,299	(3,918)

Total open foreign currency contracts							$(347,755)

Currency Abbreviations:
EUR	– Euro
JPY	– Japanese Yen
GBP	– British Pound Sterling
USD	– U.S. Dollar

Open Futures Contracts
				Unrealized
	Number of		Notional	Appreciation
Contract	Contracts	Month	Value	(Depreciation)

Long Contracts
U.S. Treasury 2 Year Notes	49	September-2011	$10,747,844	$28,161

Short Contracts
U.S. Treasury 5 Year Notes	87	September-2011	(10,369,992)	(56,597)

U.S. Treasury 10 Year Notes	43	September-2011	(5,260,109)	(23,941)

U.S. Treasury Long Bond	48	September-2011	(5,905,500)	73,774

Subtotal			(21,535,601)	(6,764)

Total				$21,397

NOTE 5 — Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2011, the Fund engaged in securities purchases of $409,233.

NOTE 6 — Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $1,195 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 7 — Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Invesco Van Kampen V.I. Equity and Income Fund

NOTE 8 — Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2017	$48,332,887

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $143,641,085 and $117,769,945, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$112,706,245

Aggregate unrealized (depreciation) of investment securities	(14,534,276)

Net unrealized appreciation of investment securities	$98,171,969

Cost of investments for tax purposes is $860,843,776.

NOTE 10 — Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Series I(b)	52,814	$700,637	3,269	$44,487

Series II	5,546,689	80,512,933	9,140,570	119,604,678

Issued as reinvestment of dividends:
Series I	36	517	—	—

Series II	834,580	12,068,022	1,110,698	13,994,794

Issued in connection with acquisitions:(c)
Series I	4,636,112	68,904,153	—	—

Series II	2,097,600	31,153,983	—	—

Reacquired:
Series I	(174,635)	(2,529,592)	—	(4)

Series II	(3,014,557)	(43,641,885)	(5,846,609)	(76,160,666)

Net increase in share activity	9,978,639	$147,168,768	4,407,928	$57,483,289

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 70% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of June 1, 2010.
(c)	As of the opening of business on May 2, 2011, the Fund acquired all the net assets of Invesco V.I. Basic Balanced Fund, Invesco V.I. Income Builder Fund and Invesco V.I. Select Dimensions Balanced Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of Invesco V.I. Basic Balanced Fund, Invesco V.I. Income Builder Fund and Invesco V.I. Select Dimensions Balanced Fund on April 1, 2011. The acquisition was accomplished by a tax-free exchange of 6,733,712 shares of the Fund for 3,229,995, 2,847,069 and 2,619,937 shares outstanding of Invesco V.I. Basic Balanced Fund, Invesco V.I. Income Builder Fund and Invesco V.I. Select Dimensions Balanced Fund, respectively, as of the close of business on April 29, 2011. Each class of Invesco V.I. Basic Balanced Fund, Invesco V.I. Income Builder Fund and Invesco V.I. Select Dimensions Balanced Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of Invesco V.I. Basic Balanced Fund, Invesco V.I. Income Builder Fund and Invesco V.I. Select Dimensions Balanced Fund to the net asset value of the Fund on the close of business, April 29, 2011. Invesco V.I. Basic Balanced Fund, Invesco V.I. Income Builder Fund and Invesco V.I. Select Dimensions Balanced Fund’s net assets at that date of $31,074,478, $31,415,510 and $37,568,148 including $4,748,247, $4,098,925 and $3,365,752 of unrealized appreciation, respectively, was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $883,038,141. The net assets of the Fund immediately following the acquisition were $983,096.277.

Invesco Van Kampen V.I. Equity and Income Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of
												expenses		Ratio of				Ratio of
												to average		expenses				rebate
			Net gains									net assets		to average net				from
			(losses) on									with fee		assets without		Ratio of net		Morgan
	Net asset		securities		Dividends	Distributions						waivers		fee waivers		investment		Stanley
	value,	Net	(both	Total from	from net	from net		Net asset			Net assets,	and/or		and/or		income to		Affiliates to
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total		end of period	expenses		expenses		average		average	Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)		(000s omitted)	absorbed		absorbed		net assets		net assets	turnover(c)

Series I
Six months ended 06/30/11	$14.06	$0.12	$0.46	$0.58	$(0.21)	$—	$(0.21)	$14.43	4.14%		$65,176	0.68	%(e)	0.69	%(e)	1.71	%(e)	—%	15%
Year ended 12/31/10(d)	12.27	0.13	1.66	1.79	—	—	—	14.06	14.59		46	0.69	(f)	0.70	(f)	1.73	(f)	—	34

Series II
Six months ended 06/30/11	14.05	0.12	0.46	0.58	(0.21)	—	(0.21)	14.42	4.10		899,911	0.73	(e)	0.94	(e)	1.66	(e)	—	15
Year ended 12/31/10	12.80	0.22	1.29	1.51	(0.26)	—	(0.26)	14.05	12.03		800,414	0.74		0.98		1.68		—	34
Year ended 12/31/09	10.77	0.24	2.11	2.35	(0.32)	—	(0.32)	12.80	22.49		672,782	0.74	(g)	1.04	(g)	2.09	(g)(h)	0.01	81
Year ended 12/31/08	14.74	0.32	(3.56)	(3.24)	(0.31)	(0.42)	(0.73)	10.77	(22.68	)(i)	517,124	0.75	(g)	1.05	(g)	2.50	(g)(h)	0.01	95
Year ended 12/31/07	14.89	0.35	0.17	0.52	(0.28)	(0.39)	(0.67)	14.74	3.36		711,897	0.74	(g)	1.04	(g)	2.31	(g)(h)	0.00 (j)	70
Year ended 12/31/06	13.69	0.32	1.35	1.67	(0.16)	(0.31)	(0.47)	14.89	12.58		570,626	0.78		1.08		2.25	(h)	—	56

(a)	Calculate using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending June 30, 2011, the portfolio turnover calculation excludes the value of securities purchased of $84,964,454 and sold of $9,277,782 in effect to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Basic Balanced Fund, Invesco V.I. Income Builder Fund and Invesco V.I. Select Dimensions Balanced Fund into the Fund.
(d)	Commencement date of June 1, 2010.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $21,972 and $858,879 for Series I and Series II shares, respectively.
(f)	Annualized.
(g)	The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate is disclosed in the above table as “Ratio of rebate from Morgan Stanley Affiliates to average net assets”.
(h)	Ratio of net investment income to average net assets without fee waivers and/or expenses absorbed was 1.79%, 2.20%, 2.01% and 1.95% for the years ended December 31, 2009 through December 31, 2006, respectively.
(i)	The Adviser reimbursed the Fund for losses incurred on derivative transactions which breached an investment guideline of the Fund during the period. The impact of this reimbursement is reflected in the total return shown above. Without this reimbursement, the total return for Series II would have been (22.68)%.
(j)	Amount is less than 0.005%.

Invesco Van Kampen V.I. Equity and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
Series I	$1,000.00	$1,041.40	$3.44	$1,021.42	$3.41	0.68%

Series II	1,000.00	1,041.00	3.69	1,021.17	3.66	0.73

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco Van Kampen V.I. Equity and Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds) Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Van Kampen V.I. Equity and Income Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

Invesco Van Kampen V.I. Equity and income Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – Mixed-Asset Target Allocation Growth Funds Index. The Board noted that performance of Series II shares of the Fund was in the fourth quintile of the performance universe for the one year period, the first quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series II shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one mutual fund advised by Invesco Advisers and below the total account level fee of two mutual funds subadvised by Invesco Advisers with comparable strategies.
  Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco Van Kampen V.I. Equity and income Fund

Invesco Van Kampen V.I. Global Value Equity Fund
Semiannual Report to Shareholders ▪ June 30, 2011

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VK-VIGVE-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	4.05%

Series II Shares	3.93

MSCI World Index▼ (Broad Market/Style-Specific Index)	5.29

Lipper VUF Global Core Funds Index▼ (Peer Group Index)	6.19

▼	Lipper Inc.
The Fund recently adopted a three-tier benchmark structure to compare its performance to broad market, style-specific and peer group market measures.
The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
     The Lipper VUF Global Core Funds Index is an unmanaged index considered representative of global core variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Effective June 1, 2010, Class I shares of the predecessor fund, Universal Funds Global Value Equity Portfolio, advised by Morgan Stanley Investment Management Inc. were reorganized into Series I shares of Invesco Van Kampen V.I. Global Value Equity Fund. Returns shown above for Series I shares are blended returns of the predecessor fund and Invesco Van Kampen V.I. Global Value Equity Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Series II shares incepted on June 1, 2010. Series II shares performance shown prior to that date is that of the predecessor fund’s Class I shares restated to reflect the higher 12b-1 fees applicable to Series II shares. Class I shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the predecessor fund’s Class I shares is January 2, 1997.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.94% and 1.19%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.10% and 1.35%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco Van Kampen V.I. Global Value Equity Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are

Average Annual Total Returns
As of 6/30/11

Series I Shares

Inception (1/2/97)		4.76%

10	Years	2.45

5	Years	-0.21

1	Year	27.36

Series II Shares

10	Years	2.19%

5	Years	-0.46

1	Year	27.25
determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information

Invesco Van Kampen V.I. Global Value Equity Fund

Schedule of Investments

June 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–92.70%
Australia–2.43%
Australia & New Zealand Banking Group Ltd.	45,373	$1,071,503

Macquarie Group Ltd.	25,581	861,333

Telstra Corp. Ltd.	362,690	1,126,180

		3,059,016

Bermuda–0.69%
PartnerRe Ltd.	12,667	872,123

Brazil–1.41%
Banco Santander Brasil S.A.(a)	28,300	328,324

Companhia Energetica de Minas Gerais–ADR	14,485	298,970

PDG Realty S.A. Empreendimentos e Participacoes	66,700	375,588

Petroleo Brasileiro S.A.–ADR	12,509	423,555

Vale S.A.–ADR	10,939	349,501

		1,775,938

Canada–2.20%
Nexen, Inc.	60,336	1,360,125

Toronto-Dominion Bank (The)(b)	16,560	1,404,269

		2,764,394

China–1.25%
China Construction Bank Corp.–Class H	246,000	204,752

China Dongxiang Group Co.	586,000	186,972

China Minsheng Banking Corp., Ltd.–Class H	428,000	396,430

CNOOC Ltd.	115,000	270,168

KWG Property Holding Ltd.	232,500	155,616

Renhe Commercial Holdings Co., Ltd.	1,870,000	360,461

		1,574,399

Finland–0.52%
Nokia Corp.–ADR(b)	101,884	654,095

France–5.34%
BNP Paribas	32,722	2,526,643

Bouygues S.A.	28,012	1,231,826

Sanofi-Aventis S.A.	18,537	1,490,769

Total S.A.	25,291	1,463,083

		6,712,321

Germany–2.53%
Deutsche Lufthansa AG	81,157	1,768,838

Salzgitter AG	18,538	1,414,209

		3,183,047

Hong Kong–1.98%
Cheung Kong (Holdings) Ltd.	77,000	1,132,381

China Mobile Ltd.	33,500	311,718

Esprit Holdings Ltd.	334,300	1,041,362

		2,485,461

Indonesia–0.17%
PT Telekomunikasi Indonesia Tbk	251,000	215,478

Italy–1.02%
Eni S.p.A.	53,808	1,275,995

Japan–10.96%
Asahi Group Holdings Ltd.	93,500	1,884,342

FUJIFILM Holdings Corp.	33,100	1,031,909

Mitsubishi Corp.	62,700	1,571,238

Mitsubishi UFJ Financial Group, Inc.	311,000	1,514,315

Nippon Telegraph & Telephone Corp.	37,200	1,809,204

Nippon Yusen Kabushiki Kaisha	331,000	1,232,606

Nissan Motor Co., Ltd.	217,300	2,281,481

Seven & I Holdings Co., Ltd.	39,800	1,070,894

Sumitomo Chemical Co., Ltd.	276,000	1,378,753

		13,774,742

Mexico–0.41%
America Movil S.A.B. de C.V.–Series L	211,200	284,774

Desarrolladora Homex S.A.B. de C.V.–ADR(b)(c)	8,987	226,742

		511,516

Netherlands–0.96%
Unilever N.V.	36,716	1,203,947

Norway–2.12%
Statoil A.S.A.	44,056	1,115,859

Yara International A.S.A.	27,337	1,545,655

		2,661,514

Poland–0.26%
KGHM Polska Miedz S.A.	4,608	331,051

Russia–0.65%
Gazprom OAO–ADR	16,444	240,848

Magnitogorsk Iron & Steel Works–GDR	23,624	268,841

Rosneft Oil Co.–GDR	35,940	302,615

		812,304

South Africa–0.97%
Sasol Ltd.	5,732	301,797

Standard Bank Group Ltd.	20,385	301,674

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Global Value Equity Fund

	Shares	Value

South Africa–(continued)

Steinhoff International Holdings Ltd.(c)	98,851	$336,126

Tiger Brands Ltd.	9,539	278,646

		1,218,243

South Korea–2.42%
Dongbu Insurance Co., Ltd.	5,656	294,018

Hyundai Mipo Dockyard Co., Ltd.	2,148	342,794

Hyundai Mobis	1,656	620,428

KT&G Corp.	3,906	242,925

LG Electronics, Inc.	1,784	139,240

POSCO	846	367,671

Samsung Electronics Co., Ltd.	591	459,348

Shinhan Financial Group Co., Ltd.	6,284	300,159

SK Telecom Co., Ltd.–ADR	14,838	277,471

		3,044,054

Spain–3.12%
Banco Santander S.A.	112,611	1,300,784

Iberdrola S.A.(c)	161,785	1,440,264

Telefonica S.A.	48,445	1,184,825

		3,925,873

Switzerland–5.33%
ACE Ltd.	40,447	2,662,221

Holcim Ltd.(c)	17,315	1,306,967

Swisscom AG	3,276	1,502,377

Zurich Financial Services AG(c)	4,828	1,221,072

		6,692,637

Taiwan–0.80%
AU Optronics Corp.–ADR(c)	24,386	167,776

Coretronic Corp	121,000	191,558

HTC Corp.	8,833	301,734

Powertech Technology, Inc.	103,000	346,147

		1,007,215

Thailand–0.33%
Bangkok Bank PCL–NVDR	57,200	294,001

PTT PCL	11,500	125,720

		419,721

Turkey–0.17%
Asya Katilim Bankasi A.S.(c)	135,217	210,782

United Arab Emirates–0.23%
Dragon Oil PLC	33,927	284,534

United Kingdom–9.03%
Barclays PLC	323,859	1,333,094

BHP Billiton PLC	60,051	2,353,946

GlaxoSmithKline PLC	50,528	1,081,907

Imperial Tobacco Group PLC	79,203	2,632,836

National Grid PLC	113,842	1,120,390

Royal Dutch Shell PLC–Class A	79,191	2,822,017

		11,344,190

United States–35.40%
3M Co.	15,771	1,495,879

Apache Corp.	10,702	1,320,520

Archer-Daniels-Midland Co.	72,177	2,176,136

Avon Products, Inc.	33,902	949,256

Bank of America Corp.	112,339	1,231,235

Bank of New York Mellon Corp.	40,497	1,037,533

Best Buy Co., Inc.	45,911	1,442,064

Chevron Corp.	27,192	2,796,425

Cisco Systems, Inc.	61,003	952,257

Coach, Inc.	38,213	2,442,957

ConocoPhillips	30,005	2,256,076

CVS Caremark Corp.	40,875	1,536,083

Energen Corp.	26,174	1,478,831

GameStop Corp.–Class A(b)(c)	55,738	1,486,532

General Dynamics Corp.	32,037	2,387,397

Gilead Sciences, Inc.(c)	29,587	1,225,198

Johnson & Johnson	32,278	2,147,133

Merck & Co., Inc.	56,086	1,979,275

Microsoft Corp.	44,575	1,158,950

Morgan Stanley	48,604	1,118,378

Oracle Corp.	68,848	2,265,788

Stryker Corp.	20,749	1,217,759

Valero Energy Corp.	57,872	1,479,787

W. R. Berkley Corp.	34,398	1,115,871

WellPoint, Inc.	34,758	2,737,888

Western Digital Corp.(c)	83,854	3,050,609

		44,485,817

Total Common Stocks & Other Equity Interests (Cost $100,031,157)		116,500,407

Investment Companies–2.52%
Investment Companies–Exchange Traded Funds–2.52%
WisdomTree India Earnings Fund	27,200	651,712

SPDR S&P 500 ETF Trust	9,500	1,253,715

iShares MSCI EAFE Index Fund	21,000	1,262,940

Total Investment Companies (Cost $3,139,118)		3,168,367

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Global Value Equity Fund

	Shares	Value

Preferred Stocks–1.99%
Brazil–0.14%
Usinas Siderurgicas de Minas Gerais S.A.–Class A -4.93% Pfd.	20,100	$176,535

Germany–1.85%
Porsche Automobil Holding SE -1.04% Pfd.	29,216	2,318,226

Total Preferred Stocks (Cost $1,688,270)		2,494,761

Money Market Funds–1.06%
Liquid Assets Portfolio–Institutional Class(d)	667,306	667,306

Premier Portfolio–Institutional Class(d)	667,306	667,306

Total Money Market Funds (Cost $1,334,612)		1,334,612

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–98.27% (Cost $106,193,157)		123,498,147

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.22%
Liquid Assets Portfolio–Institutional Class (Cost $2,790,660)(d)(e)	2,790,660	2,790,660

TOTAL INVESTMENTS–100.49% (Cost $108,983,817)		126,288,807

OTHER ASSETS LESS LIABILITIES–(0.49%)		(609,702)

NET ASSETS–100.00%		$125,679,105

Investment Abbreviations:

ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
GDR	– Global Depositary Receipt
NVDR	– Non-Voting Depositary Receipt
Pfd.	– Preferred
SPDR	– Standard & Poor’s Depositary Receipt

Notes to Schedule of Investments:

(a)	Each unit represents 55 common shares and 50 preferred shares.
(b)	All or a portion of this security was out on loan at June 30, 2011.
(c)	Non-income producing security.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Portfolio Composition

By country, based on Net Assets
as of June 30, 2011

United States	37.4%

Japan	11.0

United Kingdom	9.0

France	5.3

Switzerland	5.3

Germany	4.4

Spain	3.1

Australia	2.4

South Korea	2.4

Canada	2.2

Norway	2.1

Countries each less than 2.0% of portfolio	12.6

Money Market Funds Plus Other Assets Less Liabilities	2.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Global Value Equity Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $104,858,545)*	$122,163,535

Investments in affiliated money market funds, at value and cost	4,125,272

Total investments, at value (Cost $108,983,817)	126,288,807

Foreign currencies, at value (Cost $25,770)	28,378

Receivable for:
Investments sold	3,497,947

Fund shares sold	2,024

Dividends	506,223

Investment for trustee deferred compensation and retirement plans	4,763

Other assets	1,024

Total assets	130,329,166

Liabilities:
Payable for:
Investments purchased	1,430,356

Fund shares reacquired	26,428

Collateral upon return of securities loaned	2,790,660

Accrued fees to affiliates	139,324

Accrued other operating expenses	254,175

Trustee deferred compensation and retirement plans	9,118

Total liabilities	4,650,061

Net assets applicable to shares outstanding	$125,679,105

Net assets consist of:
Shares of beneficial interest	$125,508,368

Undistributed net investment income	1,703,927

Undistributed net realized gain (loss)	(18,847,527)

Unrealized appreciation	17,314,337

$125,679,105

Net Assets:
Series I	$100,041,556

Series II	$25,637,549

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	12,595,345

Series II	3,228,108

Series I:
Net asset value per share	$7.94

Series II:
Net asset value per share	$7.94

*	At June 30, 2011, securities with an aggregate value of $2,755,094 were on loan to brokers.
Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $118,218)	$2,045,553

Dividends from affiliated money market funds (includes securities lending income of $58,297)	59,183

Total investment income	2,104,736

Expenses:
Advisory fees	245,119

Administrative services fees	116,257

Custodian fees	58,384

Distribution fees — Series II	10,731

Transfer agent fees	4,403

Trustees’ and officers’ fees and benefits	8,701

Professional services fees	27,348

Other	12,404

Total expenses	483,347

Less: Fees waived	(97,141)

Net expenses	386,206

Net investment income	1,718,530

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	2,064,221

Foreign currencies	(22,203)

2,042,018

Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes on holdings of $1,021)	(5,693,423)

Foreign currencies	(7,199)

(5,700,622)

Net realized and unrealized gain (loss)	(3,658,604)

Net increase (decrease) in net assets resulting from operations	$(1,940,074)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Global Value Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	June 30,	December 31,
	2011	2010

Operations:
Net investment income	$1,718,530	$875,486

Net realized gain	2,042,018	2,174,772

Change in net unrealized appreciation (depreciation)	(5,700,622)	1,296,804

Net increase (decrease) in net assets resulting from operations	(1,940,074)	4,347,062

Distributions to shareholders from net investment income:
Series I	(1,439,970)	(823,810)

Series II	(353)	—

Total distributions from net investment income	(1,440,323)	(823,810)

Share transactions–net:
Series I	57,440,526	(4,776,026)

Series II	26,889,842	10,000

Net increase (decrease) in net assets resulting from share transactions	84,330,368	(4,766,026)

Net increase (decrease) in net assets	80,949,971	(1,242,774)

Net assets:
Beginning of period	44,729,134	45,971,908

End of period (includes undistributed net investment income of $1,703,927 and $1,425,720, respectively)	$125,679,105	$44,729,134

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen V.I. Global Value Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-eight separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Invesco Van Kampen V.I. Global Value Equity Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Invesco Van Kampen V.I. Global Value Equity Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Van Kampen V.I. Global Value Equity Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $1 billion	0.67%

Next $500 million	0.645%

Next $1 billion	0.62%

Next $1 billion	0.595%

Next $1 billion	0.57%

Over $4.5 billion	0.545%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective May 2, 2011, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.94% and Series II shares to 1.19% of average daily net assets. Prior to May 2, 2011, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.15% and Series II shares to 1.40% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2011, the Adviser waived advisory fees of $97,141.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2011, Invesco was paid $24,795 for accounting and fund administrative services and reimbursed $91,462 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2011, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

Invesco Van Kampen V.I. Global Value Equity Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$—	$3,059,016	$—	$3,059,016

Bermuda	872,123	—	—	872,123

Brazil	1,952,473	—	—	1,952,473

Canada	2,764,394	—	—	2,764,394

China	360,461	1,213,938	—	1,574,399

Finland	654,095	—	—	654,095

France	6,712,321	—	—	6,712,321

Germany	5,501,273	—	—	5,501,273

Hong Kong	—	2,485,461	—	2,485,461

Indonesia	—	215,478	—	215,478

Italy	—	1,275,995	—	1,275,995

Japan	—	13,774,742	—	13,774,742

Mexico	511,516	—	—	511,516

Netherlands	1,203,947	—	—	1,203,947

Norway	1,115,859	1,545,655	—	2,661,514

Poland	331,051	—	—	331,051

Russia	571,456	240,848	—	812,304

South Africa	916,569	301,674	—	1,218,243

South Korea	1,802,513	1,241,541	—	3,044,054

Spain	3,925,873	—	—	3,925,873

Switzerland	6,692,637	—	—	6,692,637

Taiwan	167,776	839,439	—	1,007,215

Thailand	294,001	125,720	—	419,721

Turkey	210,782	—	—	210,782

United Arab Emirates	284,534	—	—	284,534

United Kingdom	5,047,837	6,296,353	—	11,344,190

United States	51,779,456	—	—	51,779,456

Total Investments	$93,672,947	$32,615,860	$—	$126,288,807

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.

Invesco Van Kampen V.I. Global Value Equity Fund

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $661 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2016	$2,956,661

December 31, 2017	17,917,975

Total capital loss carryforward	$20,874,636

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 2, 2011, the date of reorganization of Invesco V.I. Global Dividend Growth Fund into the Fund and realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $18,684,562 and $21,969,605, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$19,784,691

Aggregate unrealized (depreciation) of investment securities	(2,489,145)

Net unrealized appreciation of investment securities	$17,295,546

Cost of investments for tax purposes is $108,993,261.

Invesco Van Kampen V.I. Global Value Equity Fund

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Series I	606,664	$4,880,297	424,256	$3,147,637

Series II(b)	28	58,292	1,534	10,000

Issued as reinvestment of dividends:
Series I	180,447	1,439,970	123,510	823,810

Issued in connection with acquisitions:(c)
Series I	7,111,889	58,977,691	—	—

Series II(b)	3,419,989	28,363,525	—	—

Reacquired:
Series I	(982,318)	(7,857,432)	(1,215,233)	(8,747,473)

Series II(b)	(193,443)	(1,531,975)	—	—

Net increase (decrease) in share activity	10,143,256	$84,330,368	(665,933)	$(4,766,026)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 86% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of June 1, 2010.
(c)	As of the open of business on May 2, 2011, the Fund acquired all the net assets of Invesco V.I. Global Dividend Growth Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of Invesco V.I. Global Dividend Growth Fund on April 1, 2011. The acquisition was accomplished by a tax-free exchange of 10,531,878 shares of the Fund for 8,939,065 shares outstanding of Invesco V.I. Global Dividend Growth Fund as of the close of business on April 29, 2011. Each class of Invesco V.I. Global Dividend Growth Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of Invesco V.I. Global Dividend Growth Fund to the net asset value of the Fund on the close of business, April 29, 2011. Invesco V.I. Global Dividend Growth Fund’s net assets at that date of $87,341,216 including $17,119,889 of unrealized appreciation, was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $48,932,340. The net assets of the Fund immediately following the acquisition were $136,273,556.

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/11	$7.87	$0.19	$0.13	$0.32	$(0.25)	$—	$(0.25)	$7.94	4.05%	$100,042	1.02	%(d)	1.29	%(d)	4.73	%(d)	39%
Year ended 12/31/10	7.24	0.15	0.62	0.77	(0.14)	—	(0.14)	7.87	10.95	44,717	1.12		1.15		2.04		130
Year ended 12/31/09	6.75	0.22	0.77	0.99	(0.50)	—	(0.50)	7.24	15.99	45,972	1.15	(e)	1.20	(e)	3.33	(e)(f)	79
Year ended 12/31/08	16.46	0.30	(5.71)	(5.41)	(0.35)	(3.95)	(4.30)	6.75	(40.15)	48,610	1.11	(e)	1.11	(e)	2.69	(e)	93
Year ended 12/31/07	16.99	0.25	0.94	1.19	(0.33)	(1.39)	(1.72)	16.46	6.64	107,470	1.00	(e)	1.00	(e)	1.47	(e)	36
Year ended 12/31/06	14.87	0.24	2.78	3.02	(0.26)	(0.64)	(0.90)	16.99	21.21	151,300	1.50		1.50		1.53		29

Series II
Six months ended 06/30/11	7.86	0.17	0.14	0.31	(0.23)	—	(0.23)	7.94	3.93	25,638	1.27	(d)	1.54	(d))	4.48	(d)	39
Year ended 12/31/10(g)	6.52	0.07	1.27	1.34	—	—	—	7.86	20.55	12	1.40	(h)	1.45	(h)	1.76	(h)	130

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending June 30, 2011, the portfolio turnover calculation excludes the value of securities purchased of $70,017,245 and sold of $1,611,383 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Global Dividend Growth Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $65,120 and $8,656 for Series I and Series II, respectively.
(e)	Ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios was less than 0.005% for the years ended December 31, 2009, 2008 and 2007, respectively.
(f)	Ratio of net investment income to average net assets without fee waivers and/or expenses absorbed was 3.28% for the year ended December 31, 2009.
(g)	Commencement date of June 1, 2010.
(h)	Annualized.

Invesco Van Kampen V.I. Global Value Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
Series I	$1,000.00	$1,040.50	$5.16	$1,019.74	$5.11	1.02%

Series II	1,000.00	1,039.30	6.42	1,018.50	6.36	1.27

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco Van Kampen V.I. Global Value Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Van Kampen V.I. Global Value Equity Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in

Invesco Van Kampen V.I. Global Value Equity Fund

managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.
  The Board noted that performance of Series I shares of the Fund was in the second quintile of the performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco Van Kampen V.I. Global Value Equity Fund

Invesco Van Kampen V.I. Growth and Income Fund
Semiannual Report to Shareholders ▪ June 30, 2011

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VK-VIGRI-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	4.62%

Series II Shares	4.46

S&P 500 Index▼ (Broad Market Index)	6.01

Russell 1000 Value Index▼ (Style-Specific Index)	5.92

Lipper VUF Large-Cap Value Funds Index▼ (Peer Group Index)	5.49

▼Lipper Inc.

The Fund recently adopted a three-tier benchmark structure to compare its performance to broad market, style-specific and peer group market measures.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper VUF Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Effective June 1, 2010, Class I and Class II shares of the predecessor fund, Van Kampen Life Investment Trust Growth and Income Portfolio, advised by Van Kampen Asset Management were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Growth and Income Fund. Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco Van Kampen V.I. Growth and Income Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.62% and 0.87%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.85% and 1.10%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco Van Kampen V.I. Growth and Income Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable

Average Annual Total Returns
As of 6/30/11

Series I Shares

Inception (12/23/96)		8.04%

10	Years	4.70

5	Years	2.89

1	Year	28.33

Series II Shares

Inception (9/18/00)		4.31%

10	Years	4.44

5	Years	2.64

1	Year	28.02
product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

Invesco Van Kampen V.I. Growth and Income Fund

Schedule of Investments

June 30, 2011
(Unaudited

	Number of
Description	Shares	Value

Common Stocks 94.1%
Air Freight & Logistics–0.6%
FedEx Corp.	130,290	$12,358,007

Asset Management & Custody Banks–1.8%
Northern Trust Corp.	327,240	15,039,950

State Street Corp.	463,550	20,901,470

		35,941,420

Automobile Manufacturers–0.2%
Ford Motor Co.(a)	141,285	1,948,320

General Motors Co.(a)	62,845	1,907,974

		3,856,294

Cable & Satellite–3.5%
Comcast Corp., Class A	1,502,852	38,082,270

Time Warner Cable, Inc.	384,100	29,975,164

		68,057,434

Communications Equipment–0.3%
Cisco Systems, Inc.	422,328	6,592,540

Computer Hardware–2.8%
Dell, Inc.(a)	1,526,383	25,444,805

Hewlett-Packard Co.	824,406	30,008,378

		55,453,183

Consumer Electronics–0.9%
Sony Corp.–ADR (Japan)	665,980	17,575,212

Data Processing & Outsourced Services–1.1%
Western Union Co.	1,091,515	21,863,045

Diversified Banks–1.5%
U.S. Bancorp	474,889	12,114,418

Wells Fargo & Co.	587,676	16,490,189

		28,604,607

Diversified Chemicals–1.3%
Dow Chemical Co.	162,492	5,849,712

PPG Industries, Inc.	208,312	18,912,646

		24,762,358

Diversified Support Services–0.6%
Cintas Corp.	361,717	11,947,513

Drug Retail–1.2%
Walgreen Co.	578,070	24,544,852

Electric Utilities–4.0%
American Electric Power Co., Inc.	1,054,484	39,732,957

Edison International	297,542	11,529,753

Entergy Corp.	161,069	10,997,791

FirstEnergy Corp.	354,505	15,651,396

		77,911,897

Food Distributors–1.1%
Sysco Corp.	720,209	22,456,117

Health Care Distributors–0.8%
Cardinal Health, Inc.	330,253	15,000,091

Health Care Equipment–1.0%
Medtronic, Inc.	498,907	19,222,887

Health Care Facilities–0.6%
HCA Holdings, Inc.(a)	338,260	11,162,580

Home Improvement Retail–1.4%
Home Depot, Inc.	753,777	27,301,803

Household Products–2.4%
Energizer Holdings, Inc.(a)	103,228	7,469,578

Procter & Gamble Co.	633,884	40,296,006

		47,765,584

Human Resource & Employment Services–0.9%
Manpower, Inc.	179,009	9,603,833

Robert Half International, Inc.	315,951	8,540,155

		18,143,988

Industrial Conglomerates–5.4%
General Electric Co.	4,046,081	76,309,088

Tyco International Ltd. (Switzerland)	585,054	28,919,219

		105,228,307

Industrial Machinery–1.1%
Ingersoll-Rand PLC (Ireland)	465,271	21,127,956

Insurance Brokers–2.9%
Marsh & McLennan Cos., Inc.	1,846,676	57,597,824

Integrated Oil & Gas–6.4%
ConocoPhillips	163,558	12,297,926

Exxon Mobil Corp.	269,484	21,930,608

Hess Corp.	428,170	32,009,989

Occidental Petroleum Corp.	194,459	20,231,514

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Growth and Income Fund

	Number of
Description	Shares	Value

Integrated Oil & Gas–(continued)

Royal Dutch Shell PLC–ADR (United Kingdom)	563,443	$40,077,701

		126,547,738

Integrated Telecommunication Services–1.1%
Verizon Communications, Inc.	591,889	22,036,027

Internet Software & Services–3.2%
eBay, Inc.(a)	1,337,313	43,155,091

Yahoo!, Inc.(a)	1,291,150	19,418,896

		62,573,987

Investment Banking & Brokerage–2.8%
Charles Schwab Corp.	1,620,542	26,657,916

Morgan Stanley	1,220,328	28,079,747

		54,737,663

IT Consulting & Other Services–0.9%
Amdocs Ltd. (Guernsey)(a)	607,222	18,453,477

Life & Health Insurance–0.8%
Principal Financial Group, Inc.	493,306	15,006,369

Managed Health Care–2.5%
UnitedHealth Group, Inc.	954,918	49,254,670

Movies & Entertainment–3.9%
Time Warner, Inc.	872,475	31,731,916

Viacom, Inc., Class B	864,818	44,105,718

		75,837,634

Office Services & Supplies–0.6%
Avery Dennison Corp.	289,903	11,198,953

Oil & Gas Equipment & Services–2.3%
Baker Hughes, Inc.	176,202	12,785,217

Cameron International Corp.(a)	142,909	7,186,894

Schlumberger Ltd. (Netherlands Antilles)	302,596	26,144,294

		46,116,405

Oil & Gas Exploration & Production–3.6%
Anadarko Petroleum Corp.	614,640	47,179,766

Devon Energy Corp.	255,214	20,113,415

Noble Energy, Inc.	41,231	3,695,535

		70,988,716

Oil & Gas Storage & Transportation–0.5%
Williams Cos., Inc.	339,248	10,262,252

Other Diversified Financial Services–7.9%
Bank of America Corp.	2,689,300	29,474,728

Citigroup, Inc.	942,274	39,236,289

JPMorgan Chase & Co.	2,102,727	86,085,644

		154,796,661

Packaged Foods & Meats–2.8%
Kraft Foods, Inc., Class A	836,747	29,478,597

Unilever NV (Netherlands)	756,060	24,836,571

		54,315,168

Personal Products–1.6%
Avon Products, Inc.	1,097,223	30,722,244

Pharmaceuticals–6.0%
Abbott Laboratories	259,760	13,668,571

Bristol-Myers Squibb Co.	1,107,367	32,069,348

Merck & Co., Inc.	703,052	24,810,705

Pfizer, Inc.	2,296,113	47,299,928

		117,848,552

Property & Casualty Insurance–0.7%
Chubb Corp.	227,324	14,232,756

Regional Banks–3.7%
BB&T Corp.	550,276	14,769,408

Fifth Third Bancorp	775,971	9,893,630

PNC Financial Services Group, Inc.	572,220	34,110,034

Regions Financial Corp.	2,194,297	13,604,642

		72,377,714

Semiconductors–0.8%
Intel Corp.	677,961	15,023,616

Soft Drinks–1.3%
Coca-Cola Co.	295,072	19,855,395

Coca-Cola Enterprises, Inc.	165,886	4,840,553

		24,695,948

Systems Software–1.7%
Microsoft Corp.	1,322,543	34,386,118

Wireless Telecommunication Services–1.6%
Vodafone Group PLC–ADR (United Kingdom)	1,196,749	31,977,133

Total Common Stocks–94.1% (Cost $1,647,171,708)		1,847,865,300

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Growth and Income Fund

	Number of
Description	Shares	Value

Money Market Funds–6.5%
Liquid Assets Portfolio–Institutional Class(b)	63,297,936	$63,297,936

Premier Portfolio–Institutional Class(b)	63,297,935	63,297,935

Total Money Market Funds–6.5% (Cost $126,595,871)		126,595,871

TOTAL INVESTMENTS–100.6% (Cost $1,773,767,579)		1,974,461,171

LIABILITIES IN EXCESS OF OTHER ASSETS–(0.6%)		(11,013,369)

NET ASSETS–100.0%		$1,963,447,802

Investment Abbreviation:

ADR	– American Depositary Receipt

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment advisor.

Foreign currency contracts outstanding as of June 30, 2011:

				Unrealized
				Appreciation/
	Counterparty	In Exchange for	Current Value	Depreciation

Short Contracts:
Euro
10,702,592 expiring 08/15/11	State Street Bank & Trust	US	$15,502,597	$(321,078)

6,695,141 expiring 08/15/11	Mellon Bank NA	US	9,697,844	(225,225)

3,587,543 expiring 08/15/11	Morgan Stanley Capital	US	5,196,521	(115,752)

10,744,102 expiring 08/15/11	BNP Paribas SA	US	15,562,725	(361,915)

Pound Sterling
3,075,544 expiring 08/15/11	State Street Bank & Trust	US	4,933,616	(12,407)

3,082,643 expiring 08/15/11	Mellon Bank NA	US	4,945,004	(23,795)

6,153,394 expiring 08/15/11	BNP Paribas SA	US	9,870,931	(51,283)

Japanese Yen
403,964,035 expiring 08/15/11	Morgan Stanley Capital	US	5,018,911	8,644

406,965,537 expiring 08/15/11	Mellon Bank NA	US	5,056,202	10,096

Total Foreign Currency Contracts				$(1,092,715)

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2011

Financials	22.1%

Energy	12.9

Information technology	10.9

Health care	10.8

Consumer staples	10.4

Consumer discretionary	9.8

Industrials	9.2

Utilities	4.0

Telecommunication services	2.8

Materials	1.2

Money Market Funds and Liabilities in Excess of Other Assets	5.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Growth and Income Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $1,647,171,708)	$1,847,865,300

Investment in affiliated money market funds, at value and cost	126,595,871

Total investments, at value (Cost $1,773,767,579)	1,974,461,171

Receivables:
Investments sold	12,748,930

Dividends	4,163,646

Fund shares sold	3,971,988

Expense reimbursement from advisor	64,837

Investment for trustee deferred compensation and retirement plan	4,414

Other assets	4,661

Total assets	1,995,419,647

Liabilities:
Payables:
Investments purchased	26,017,759

Distributor and affiliates	4,236,232

Fund shares repurchased	561,370

Foreign currency contracts outstanding	1,092,715

Trustees’ deferred compensation and retirement plans	26,463

Accrued expenses	37,306

Total liabilities	31,971,845

Net assets	$1,963,447,802

Net assets consist of:
Capital (par value of $0.001 per share with an unlimited number of shares authorized)	$1,766,622,886

Net unrealized appreciation	199,600,877

Accumulated undistributed net investment income	32,434,961

Accumulated net realized gain (loss)	(35,210,922)

Net assets	$1,963,447,802

Net asset value, offering price and redemption price per share:
Series I shares (based on net assets of $152,382,500 and 7,915,337 shares of beneficial interest issued and outstanding)	$19.25

Series II shares (based on net assets of $1,811,065,302 and 94,346,870 shares of beneficial interest issued and outstanding)	$19.20

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $300,513)	$20,614,631

Dividends from affiliated money market funds	38,853

Total income	20,653,484

Expenses:
Investment advisory fee	5,470,952

Distribution fees — Series II	2,236,232

Administrative services fees	2,638,620

Custody	61,700

Trustees and officers’ fees and benefits	40,273

Transfer agent fees	15,860

Other	(10,609)

Total expenses	10,453,028

Less: Fees waived	(2,245,841)

Net expenses	8,207,187

Net investment income	12,446,297

Realized and unrealized gain (loss):
Realized gain:
Investment securities	71,346,515

Foreign currency contracts	342,929

Net realized gain	71,689,444

Unrealized appreciation (depreciation):
Beginning of the period	198,731,509

End of the period:
Investment securities	200,693,592

Foreign currency contracts	(1,092,715)

199,600,877

Net unrealized appreciation during the period	869,368

Net realized and unrealized gain	72,558,812

Net increase in net assets from operations	$85,005,109

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Growth and Income Fund

Statements of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	June 30,	December 31,
	2011	2010

From investment activities:
Operations:
Net investment income	$12,446,297	$20,300,526

Net realized gain	71,689,444	91,837,578

Net unrealized appreciation during the period	869,368	96,268,684

Change in net assets from operations	85,005,109	208,406,788

Distributions from net investment income:
Series I shares	-0-	(156,262)

Series II shares	-0-	(1,556,159)

Total distributions	-0-	(1,712,421)

Net change in net assets from investment activities	85,005,109	206,694,367

From capital transactions:
Proceeds from shares sold	106,158,514	191,122,516

Net assets value of shares issued through dividend reinvestment	-0-	1,712,421

Cost of shares repurchased	(107,582,856)	(188,006,478)

Net change in net assets from capital transactions	(1,424,342)	4,828,459

Total increase in net assets	83,580,767	211,522,826

Net assets:
Beginning of the period	1,879,867,035	1,668,344,209

End of the period (including accumulated undistributed net investment income of $32,434,961 and $19,988,664, respectively)	$1,963,447,802	$1,879,867,035

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Growth and Income Fund

Financial Highlights

The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Class I Sharesˆ
	Six months ended		Year ended December 31,
	June 30, 2011		2010		2009	2008	2007	2006

Net asset value, beginning of the period	$18.40		$16.37		$13.74	$21.36	$22.00	$20.49

Net investment income(a)	0.14		0.24		0.24	0.36	0.39	0.38

Net realized and unrealized gain (loss)	0.71		1.81		2.98	(6.95)	0.16	2.75

Total from investment operations	0.85		2.05		3.22	(6.59)	0.55	3.13

Less:
Distributions from net investment income	-0-		0.02		0.59	0.38	0.36	0.25

Distributions from net realized gains	-0-		-0-		-0-	0.65	0.83	1.37

Total distributions	-0-		0.02		0.59	1.03	1.19	1.62

Net asset value, end of the period	$19.25		$18.40		$16.37	$13.74	$21.36	$22.00

Total return*	4.62	%(b)	12.51	%(b)	24.37%	(32.03)%	2.80%	16.23%

Net assets at end of the period (000’s omitted)	$152,383		$154,489		$153,653	$146,013	$263,473	$307,704

Ratio of expenses to average net assets*	0.61	%(d)	0.61%		0.62%	0.61%	0.60%	0.60%

Ratio of net investment income to average net assets*	1.51	%(d)	1.42%		1.72%	2.06%	1.80%	1.85%

Portfolio turnover(e)	12%		30%		55%	50%	28%	28%

* If certain expenses had not been assumed by the adviser, total returns would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	0.85%		0.74%		N/A	N/A	N/A	N/A

Ratio of net investment income to average net assets	N/A		1.55%		N/A	N/A	N/A	N/A

	Series II Sharesˆ
	Six months ended		Year ended December 31,
	June 30, 2011		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$18.37		$16.39		$13.71		$21.31		$21.96		$20.46

Net investment income(a)	0.12		0.20		0.20		0.32		0.34		0.32

Net realized and unrealized gain (loss)	0.71		1.80		2.99		(6.94)		0.15		2.76

Total from investment operations	0.83		2.00		3.19		(6.62)		0.49		3.08

Less:
Distributions from net investment income	-0-		0.02		0.51		0.33		0.31		0.21

Distributions from net realized gain	-0-		-0-		-0-		0.65		0.83		1.37

Total distributions	-0-		0.02		0.51		0.98		1.14		1.58

Net asset value, end of the period	$19.20		$18.37		$16.39		$13.71		$21.31		$21.96

Total return*	4.52	%(b)	12.19	%(b)	24.11	%(c)	(32.21	)%(c)	2.52	%(c)	15.97	%(c)

Net assets at end of the period (000’s omitted)	$1,811,065		$1,725,378		$1,514,691		$1,236,160		$1,843,682		$1,661,720

Ratio of expenses to average net assets*	0.86	%(d)	0.86%		0.87%		0.86%		0.85%		0.85%

Ratio of net investment income to average net assets*	1.26	%(d)	1.17%		1.45%		1.82%		1.54%		1.59%

Portfolio turnover(e)	12%		30%		55%		50%		28%		28%

* If certain expenses had not been assumed by the adviser, total returns would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	1.10%		0.99%		N/A		N/A		N/A		N/A

Ratio of net investment income to average net assets	N/A		1.30%		N/A		N/A		N/A		N/A

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not reflect charges assessed with connection with a variable product, which if included would reduce total returns and is not annualized for periods less than one year, if applicable.
(c)	These returns include combined Rule 12b-1 fees and services fees of up to 0.25%.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $156,658 and $1,803,812 for Series I and Series II Shares, respectively.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
ˆ	On June 1, 2010, the Fund’s former Class I and Class II shares were reorganized into Series I and Series II shares, respectively.
N/A=Not Applicable

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Growth and Income Fund

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen V.I. Growth and Income Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-eight separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date.

Invesco Van Kampen V.I. Growth And Income Fund

Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed,

Invesco Van Kampen V.I. Growth And Income Fund

realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.60%

Over $500 million	0.55%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.62% and Series II shares to 0.87% of average daily net assets, through at least June 30, 2012. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2011, the Adviser waived advisory fees of $2,245,841.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2011, Invesco was paid $205,726 for accounting and fund administrative services and reimbursed $2,432,894 for services provided by insurance companies.
  Also, the Trust has entered into service agreements whereby State Street Bank & Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2011, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Invesco Van Kampen V.I. Growth And Income Fund

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Investments in an Asset Position
Equity Securities	$1,974,461,171	$—	$—	$1,974,461,171

Foreign Currency Contracts*	—	18,740	—	18,740

Total Investments in an Asset Position	$1,974,461,171	$18,740	$—	$1,974,479,911

Investments in a Liability Position
Foreign Currency Contracts*	$—	$(1,111,455)	$—	$(1,111,455)

*	Unrealized appreciation (depreciation)

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2011:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Currency risk
Foreign currency contracts(a)	$18,740	$(1,111,455)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the foreign currency contracts outstanding.

Effect of Derivative Instruments for the six months ended June 30, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Foreign Currency Contracts*

Realized Gain (Loss)
Currency risk	$342,929

Change in Unrealized Appreciation (Depreciation)
Currency risk	(1,092,715)

Total	$(749,786)

*	The cost of purchases and the proceeds from sales of foreign currency contracts were $104,632,801 and $104,904,005, respectively.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $1,960 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

Invesco Van Kampen V.I. Growth And Income Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2017	$104,664,620

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $228,924,578 and $286,726,973, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$244,014,346

Aggregate unrealized (depreciation) of investment securities	(45,602,051)

Net unrealized appreciation of investment securities	$198,412,295

Cost of investments for tax purposes is $1,776,048,876.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year Ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sales:
Series I	518,503	$9,994,684	836,015	$13,995,298

Series II	5,005,134	96,163,830	10,759,774	177,127,218

Total sales	5,523,637	$106,158,514	11,595,789	$191,122,516

Dividend reinvestment:
Series I	-0-	$-0-	9,138	$156,262

Series II	-0-	-0-	91,003	1,556,159

Total dividend reinvestment	-0-	$-0-	100,141	$1,712,421

Repurchases:
Series I	(1,000,371)	$(19,222,956)	(1,831,877)	$(30,656,787)

Series II	(4,605,746)	(88,359,900)	(9,338,871)	(157,349,691)

Total repurchases	(5,606,117)	$(107,582,856)	(11,170,748)	$(188,006,478)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 81% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, less than 1% of the outstanding shares of the fund are owned by Invesco or an investment advisor under common control.

Invesco Van Kampen V.I. Growth And Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
Series I	$1,000.00	$1,046.20	$3.09	$1,021.77	$3.06	0.61%

Series II	1,000.00	1,044.60	4.36	1,020.53	4.31	0.86

1 The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
2 Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco Van Kampen V.I. Growth and Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Van Kampen V.I. Growth and Income Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

Invesco Van Kampen V.I. Growth and Income Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – Large Cap Value Funds Index. The Board noted that performance of Series I shares of the Fund was in the fourth quintile of the performance universe for the one year period, the first quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one mutual fund advised by Invesco Advisers and below the total account level fee of two mutual funds sub-advised by Invesco Advisers with comparable investment strategies.
  Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco Van Kampen V.I. Growth and Income Fund

Invesco Van Kampen V.I. Mid Cap Growth Fund
Semiannual Report to Shareholders ▪ June 30, 2011

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VK-VIMCG-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	7.16%

Series II Shares	6.90

S&P 500 Index▼ (Broad Market Index)	6.01

Russell Midcap Growth Index▼ (Style-Specific Index)	9.59

Lipper VUF Mid-Cap Growth Funds Index▼ (Peer Group Index)	8.38

▼Lipper Inc.
The Fund recently adopted a three-tier benchmark structure to compare its performance to broad market, style-specific and peer group market measures.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell Midcap® Growth Index is an unmanaged index considered representative of mid-cap growth stocks. The Russell Midcap Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper VUF Mid-Cap Growth Funds Index is an unmanaged index considered representative of mid-cap growth variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Effective June 1, 2010, Class II shares of the predecessor fund, Van Kampen Life Investment Trust Mid Cap Growth Portfolio, advised by Van Kampen Asset Management were reorganized into Series II shares, respectively, of Invesco Van Kampen V.I. Mid Cap Growth Fund. Returns shown above for Series II shares are blended returns of the predecessor fund and Invesco Van Kampen V.I. Mid Cap Growth Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Series I shares incepted on June 1, 2010. Series I shares performance shown prior to that date is that of the predecessor fund’s Class II shares and includes the 12b-1 fees applicable to the predecessor fund’s Class II shares. Class II shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the predecessor fund’s Class II shares is September 25, 2000.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.01% and 1.26%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.21% and 1.46%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco Van Kampen V.I. Mid Cap Growth Fund, a series portfolio of AIM Variable Insurance Funds

Average Annual Total Returns
As of 6/30/11

Series I Shares

10 Years	3.64%

5 Years	6.36

1 Year	38.22

Series II Shares

Inception (9/25/00)	-2.42%

10 Years	3.64

5 Years	6.36

1 Year	37.78

(Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

Invesco Van Kampen V.I. Mid Cap Growth Fund

Schedule of Investments

June 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.00%(a)
Aerospace & Defense–1.51%
BE Aerospace, Inc.(b)	29,490	$1,203,487

Air Freight & Logistics–1.02%
UTI Worldwide, Inc.	41,501	817,155

Apparel Retail–1.37%
Abercrombie & Fitch Co.–Class A	16,335	1,093,138

Apparel, Accessories & Luxury Goods–2.95%
Coach, Inc.	36,790	2,351,985

Application Software–2.89%
Citrix Systems, Inc.(b)	7,312	584,960

Salesforce.com, Inc.(b)	5,458	813,133

TIBCO Software, Inc.(b)	31,450	912,679

		2,310,772

Asset Management & Custody Banks–1.73%
Affiliated Managers Group, Inc.(b)	13,604	1,380,126

Auto Parts & Equipment–3.45%
BorgWarner, Inc.(b)	17,477	1,411,967

Gentex Corp.	44,485	1,344,781

		2,756,748

Biotechnology–1.05%
United Therapeutics Corp.(b)	15,192	837,079

Broadcasting–1.56%
Discovery Communications, Inc.–Class A(b)	30,457	1,247,519

Communications Equipment–4.59%
Acme Packet, Inc.(b)	13,935	977,261

F5 Networks, Inc.(b)	11,875	1,309,219

Riverbed Technology, Inc.(b)	22,415	887,410

Sycamore Networks, Inc.	21,940	487,946

		3,661,836

Computer Storage & Peripherals–2.02%
NetApp, Inc.(b)	30,501	1,609,843

Construction & Engineering–1.30%
Foster Wheeler AG (Switzerland)(b)	34,192	1,038,753

Construction & Farm Machinery & Heavy Trucks–4.46%
AGCO Corp.(b)	23,043	1,137,403

Navistar International Corp.(b)	27,253	1,538,704

Terex Corp.(b)	31,182	887,128

		3,563,235

Consumer Finance–1.41%
Discover Financial Services	42,170	1,128,047

Department Stores–1.97%
Nordstrom, Inc.	33,490	1,572,021

Electrical Components & Equipment–1.38%
Cooper Industries PLC–Class A (Ireland)	18,491	1,103,358

Electronic Components–1.48%
Amphenol Corp.–Class A	21,899	1,182,327

Fertilizers & Agricultural Chemicals–0.63%
Intrepid Potash, Inc.(b)	15,399	500,467

Footwear–1.37%
Crocs, Inc.(b)	42,423	1,092,392

Health Care Equipment–1.15%
CareFusion Corp.(b)	33,836	919,324

Health Care Facilities–2.83%
Brookdale Senior Living Inc.(b)	31,351	760,262

Universal Health Services, Inc.–Class B	29,132	1,501,172

		2,261,434

Health Care Services–3.60%
DaVita, Inc.(b)	14,929	1,293,001

Quest Diagnostics Inc.	26,715	1,578,856

		2,871,857

Health Care Technology–1.18%
Allscripts Healthcare Solutions, Inc.(b)	48,315	938,277

Hotels, Resorts & Cruise Lines–2.52%
Starwood Hotels & Resorts Worldwide, Inc.	35,915	2,012,677

Human Resource & Employment Services–1.21%
Robert Half International, Inc.	35,674	964,268

Industrial Gases–1.70%
Airgas, Inc.	19,343	1,354,784

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Mid Cap Growth Fund

	Shares	Value

Industrial Machinery–2.83%
Flowserve Corp.	9,777	$1,074,395

Gardner Denver Inc.	14,086	1,183,928

		2,258,323

Internet Retail–1.04%
Netflix Inc.(b)	1,703	447,361

Priceline.com Inc.(b)	754	385,995

		833,356

IT Consulting & Other Services–3.38%
Cognizant Technology Solutions Corp.–Class A(b)	16,730	1,226,978

Teradata Corp.(b)	24,443	1,471,469

		2,698,447

Managed Health Care–1.50%
Aetna Inc.	27,232	1,200,659

Movies & Entertainment–1.15%
Cinemark Holdings, Inc.	44,189	915,154

Oil & Gas Drilling–0.38%
Patterson-UTI Energy, Inc.	9,618	304,025

Oil & Gas Equipment & Services–3.96%
Cameron International Corp.(b)	21,627	1,087,622

Oil States International, Inc.(b)	13,899	1,110,669

Superior Energy Services, Inc.(b)	25,883	961,295

		3,159,586

Oil & Gas Exploration & Production–4.22%
Petrohawk Energy Corp.(b)	35,833	884,000

Pioneer Natural Resources Co.	15,465	1,385,200

Plains Exploration & Production Co.(b)	28,936	1,103,040

		3,372,240

Pharmaceuticals–2.10%
Hospira, Inc.(b)	29,544	1,673,963

Precious Metals & Minerals–1.05%
Stillwater Mining Co.(b)	38,091	838,383

Railroads–0.37%
Kansas City Southern(b)	4,947	293,505

Real Estate Services–1.25%
Jones Lang LaSalle Inc.	10,581	997,788

Semiconductors–5.21%
Altera Corp.	38,575	1,787,951

Avago Technologies Ltd. (Singapore)	30,177	1,146,726

Cavium Inc.(b)	28,161	1,227,538

		4,162,215

Specialized Finance–1.75%
Moody’s Corp.	36,386	1,395,403

Specialty Chemicals–3.82%
Albemarle Corp.	17,669	1,222,695

LyondellBasell Industries N.V.–Class A (Netherlands)	20,583	792,857

Nalco Holding Co.	37,132	1,032,641

		3,048,193

Specialty Stores–3.14%
Dick’s Sporting Goods, Inc.(b)	30,712	1,180,877

Ulta Salon, Cosmetics & Fragrance, Inc.(b)	20,573	1,328,604

		2,509,481

Systems Software–1.76%
Check Point Software Technologies Ltd. (Israel)(b)	24,677	1,402,887

Trucking–2.84%
Hertz Global Holdings, Inc.(b)	72,613	1,153,094

J.B. Hunt Transport Services, Inc.	23,573	1,110,053

		2,263,147

Wireless Telecommunication Services–3.92%
NII Holdings Inc.(b)	45,371	1,922,823

SBA Communications Corp.–Class A(b)	31,668	1,209,401

		3,132,224

Total Common Stocks & Other Equity Interests (Cost $67,929,914)		78,231,888

Money Market Funds–0.87%
Liquid Assets Portfolio–Institutional Class(c)	349,169	349,169

Premier Portfolio–Institutional Class(c)	349,169	349,169

Total Money Market Funds (Cost $698,338)		698,338

TOTAL INVESTMENTS–98.87% (Cost $68,628,252)		78,930,226

OTHER ASSETS LESS LIABILITIES–1.13%		899,150

NET ASSETS–100.00%		$79,829,376

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Mid Cap Growth Fund

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2011

Information Technology	21.3%

Consumer Discretionary	20.5

Industrials	16.9

Health Care	13.4

Energy	8.6

Materials	7.2

Financials	6.2

Telecommunication Services	3.9

Money Market Funds Plus Other Assets Less Liabilities	2.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Mid Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $67,929,914)	$78,231,888

Investments in affiliated money market funds, at value and cost	698,338

Total investments, at value (Cost $68,628,252)	78,930,226

Receivable for:
Investments sold	2,089,808

Fund shares sold	105,518

Dividends	27,437

Fund expenses absorbed	5,448

Investment for trustee deferred compensation and retirement plans	2,344

Total assets	81,160,781

Liabilities:
Payable for:
Investments purchased	954,802

Fund shares reacquired	146,016

Accrued fees to affiliates	198,152

Accrued other operating expenses	29,356

Trustee deferred compensation and retirement plans	3,079

Total liabilities	1,331,405

Net assets applicable to shares outstanding	$79,829,376

Net assets consist of:
Shares of beneficial interest	$62,365,205

Undistributed net investment income (loss)	(330,775)

Undistributed net realized gain	7,492,972

Unrealized appreciation	10,301,974

$79,829,376

Net Assets:
Series I	$13,154

Series II	$79,816,222

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	3,030

Series II	18,403,925

Series I:
Net asset value per share	$4.34

Series II:
Net asset value per share	$4.34

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $440)	$172,993

Dividends from affiliated money market funds (includes securities lending income of $3,871)	5,254

Total investment income	178,247

Expenses:
Advisory fees	303,639

Administrative services fees	126,008

Custodian fees	5,818

Distribution fees:
Series II	101,205

Transfer agent fees	3,459

Trustees’ and officers’ fees and benefits	8,885

Other	34,432

Total expenses	583,446

Less: Fees waived	(75,732)

Net expenses	507,714

Net investment income (loss)	(329,467)

Realized and unrealized gain (loss) from:
Net realized gain from investment securities (includes net gains from securities sold to affiliates of $422,495)	9,756,384

Change in net unrealized appreciation (depreciation) of investment securities	(4,022,730)

Net realized and unrealized gain	5,733,654

Net increase in net assets resulting from operations	$5,404,187

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Mid Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	June 30,	December 31,
	2011	2010

Operations:
Net investment income (loss)	$(329,467)	$(330,427)

Net realized gain	9,756,384	3,962,128

Change in net unrealized appreciation (depreciation)	(4,022,730)	12,689,878

Net increase in net assets resulting from operations	5,404,187	16,321,579

Share transactions–net:
Series I	—	10,000

Series II	(5,048,495)	17,691,401

Net increase (decrease) in net assets resulting from share transactions	(5,048,495)	17,701,401

Net increase in net assets	355,692	34,022,980

Net assets:
Beginning of period	79,473,684	45,450,704

End of period (includes undistributed net investment income (loss) of $(330,775) and $(1,308), respectively)	$79,829,376	$79,473,684

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen V.I. Mid Cap Growth Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-eight separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is to seek capital growth.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity

Invesco Van Kampen V.I. Mid Cap Growth Fund

are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to

Invesco Van Kampen V.I. Mid Cap Growth Fund

taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.75%

Next $500 million	0.70%

Over $1 billion	0.65%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.01% and Series II shares to 1.26% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2011, the Adviser waived advisory fees of $75,732.

Invesco Van Kampen V.I. Mid Cap Growth Fund

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2011, Invesco was paid $24,795 for accounting and fund administrative services and reimbursed $101,213 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2011, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$78,930,226	$—	$—	$78,930,226

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2011, the Fund engaged in securities purchases of $1,696,283 and securities sales of $2,397,342, which resulted in net realized gains of $422,495.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

Invesco Van Kampen V.I. Mid Cap Growth Fund

  During the six months ended June 30, 2011, the Fund paid legal fees of $852 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2016	$593,897

December 31, 2017	1,382,661

Total capital loss carryforward	$1,976,558

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $60,297,274 and $65,516,208, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$10,965,832

Aggregate unrealized (depreciation) of investment securities	(950,712)

Net unrealized appreciation of investment securities	$10,015,120

Cost of investments for tax purposes is $68,915,106.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Series I	—	$—	3,030	$10,000

Series II	985,724	4,180,023	8,162,383	27,538,493

Reacquired:
Series I	—	—	—	—

Series II	(2,172,890)	(9,228,518)	(2,832,428)	(9,847,092)

Net increase (decrease) in share activity	(1,187,166)	$(5,048,495)	5,332,985	$17,701,401

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 88% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, less than 1% of the outstanding shares of the Fund are owned by Invesco or an investment advisor under common control.

Invesco Van Kampen V.I. Mid Cap Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses) on								to average		to average net		Ratio of net
	Net asset	Net		securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)		unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/11	$4.05	$(0.01)		$0.30	$0.29	$—	$—	$—	$4.34	7.16%	$13	1.00	%(d)	1.19	%(d)	(0.56	)%(d)	73%
Year ended 12/31/10(e)	3.30	(0.00	)(f)	0.75	0.75	—	—	—	4.05	22.73	12	1.01		1.12		(0.18)		105

Series II
Six months ended 06/30/11	4.06	(0.02)		0.30	0.28	—	—	—	4.34	6.90	79,816	1.25	(d)	1.44	(d)	(0.81	)(d)	73
Year ended 12/31/10	3.19	(0.02)		0.89	0.87	—	—	—	4.06	27.27	79,461	1.26		1.37		(0.53)		105
Year ended 12/31/09	2.04	(0.01)		1.16	1.15	—	—	—	3.19	56.37	45,451	1.26		1.52		(0.36)		42
Year ended 12/31/08	5.72	(0.02)		(2.01)	(2.03)	—	(1.65)	(1.65)	2.04	(46.83)	22,603	1.26		1.61		(0.66)		42
Year ended 12/31/07	5.24	(0.02)		0.88	0.86	—	(0.38)	(0.38)	5.72	17.60	43,316	1.26		1.39		(0.37)		201
Year ended 12/31/06	5.40	(0.03)		0.31	0.28	—	(0.44)	(0.44)	5.24	4.92	42,547	1.26		1.45		(0.61)		154

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not reflect charges assessed in connection with a variable product, which if included would reduce total returns and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $13 and $81,629 for Series I and Series II, respectively.
(e)	Commencement date of June 1, 2010.
(f)	Amount is less than $0.01 per share.

Invesco Van Kampen V.I. Mid Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
Series I	$1,000.00	$1,071.60	$5.14	$1,019.84	$5.01	1.00%

Series II	1,000.00	1,069.00	6.41	1,018.60	6.26	1.25

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco Van Kampen V.I. Mid Cap Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Van Kampen V.I. Mid Cap Growth Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

Invesco Van Kampen V.I. Mid Cap Growth Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – Mid-Cap Growth Funds Index. The Board noted that performance of Series II shares of the Fund was in the third quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was below the performance of the Index for the one and five year periods and above the performance of the Index for the three year period. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series II shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rates of the other mutual funds.
  Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco Van Kampen V.I. Mid Cap Growth Fund

Invesco Van Kampen V.I. Mid Cap Value Fund
Semiannual Report to Shareholders ▪ June 30, 2011

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VK-VIMCV-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	7.35%

Series II Shares	7.23

S&P 500 Index▼ (Broad Market Index)	6.01

Russell Midcap Value Index▼ (Style-Specific Index)	6.69

Lipper VUF Mid-Cap Value Funds Index▼ (Peer Group Index)	5.09

▼Lipper Inc.
The Fund recently adopted a three-tier benchmark structure to compare its performance to broad market, style-specific and peer group market measures.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell Midcap® Value Index is an unmanaged index considered representative of mid-cap value stocks. The Russell Midcap Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper VUF Mid-Cap Value Funds Index is an unmanaged index considered representative of mid-cap value variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Effective June 1, 2010, Class I and Class II shares of the predecessor fund, Universal Institutional Funds Mid Cap Value Portfolio, advised by Morgan Stanley Investment Management Inc. were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Mid Cap Value Fund. Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco Van Kampen V.I. Mid Cap Value Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.04% and 1.14%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.04% and 1.29%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco Van Kampen V.I. Mid Cap Value Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales

Average Annual Total Returns
As of 6/30/11

Series I Shares

Inception (1/2/97)	9.75%

10 Years	5.79

5 Years	5.97

1 Year	31.39

Series II Shares

Inception (5/5/03)	11.12%

5 Years	5.85

1 Year	31.28
charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
1	Total annual Fund operating expenses after any contractual fee waivers by the distributor in effect through at least June 30, 2012. See current prospectus for more information.

Invesco Van Kampen V.I. Mid Cap Value Fund

Schedule of Investments

June 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.30%(a)
Aerospace & Defense–2.86%
Goodrich Corp.	96,129	$9,180,319

Alternative Carriers–2.63%
TW Telecom, Inc.(b)	410,133	8,420,030

Asset Management & Custody Banks–2.03%
Northern Trust Corp.	141,835	6,518,737

Auto Parts & Equipment–0.72%
Visteon Corp.(b)	33,700	2,305,417

Computer Hardware–1.90%
Diebold, Inc.	196,098	6,080,999

Data Processing & Outsourced Services–2.43%
Fidelity National Information Services, Inc.	253,261	7,797,906

Diversified Banks–1.75%
Comerica, Inc.	161,917	5,597,471

Electric Utilities–4.70%
Edison International	245,877	9,527,734

Great Plains Energy, Inc.	266,657	5,527,799

		15,055,533

Electronic Manufacturing Services–1.13%
Flextronics International Ltd. (Singapore)(b)	562,485	3,611,154

Food Distributors–1.81%
Sysco Corp.	186,446	5,813,386

Food Retail–2.60%
Safeway, Inc.	356,372	8,328,414

Health Care Facilities–4.66%
Brookdale Senior Living, Inc.(b)	315,945	7,661,666

HealthSouth Corp.(b)	276,460	7,257,075

		14,918,741

Heavy Electrical Equipment–1.85%
Babcock & Wilcox Co.(b)	213,785	5,923,982

Home Furnishings–1.83%
Mohawk Industries, Inc.(b)	97,574	5,853,464

Household Appliances–1.71%
Whirlpool Corp.	67,439	5,484,139

Housewares & Specialties–2.69%
Newell Rubbermaid, Inc.	546,438	8,622,792

Industrial Machinery–3.22%
Snap-On, Inc.	165,303	10,328,131

Insurance Brokers–4.45%
Marsh & McLennan Cos., Inc.	230,843	7,199,993

Willis Group Holdings PLC (Ireland)	171,393	7,045,966

		14,245,959

Integrated Oil & Gas–1.39%
Murphy Oil Corp.	67,713	4,446,036

Investment Banking & Brokerage–2.07%
Charles Schwab Corp. (The)	402,601	6,622,786

Motorcycle Manufacturers–3.18%
Harley-Davidson, Inc.	248,476	10,180,062

Multi-Utilities–3.67%
CenterPoint Energy, Inc.	328,378	6,354,115

Wisconsin Energy Corp.	172,078	5,394,645

		11,748,760

Office Electronics–2.90%
Zebra Technologies Corp.–Class A(b)	220,057	9,279,804

Office Services & Supplies–2.46%
Avery Dennison Corp.	203,799	7,872,755

Oil & Gas Exploration & Production–1.96%
Pioneer Natural Resources Co.	70,101	6,278,947

Oil & Gas Storage & Transportation–6.30%
El Paso Corp.(c)	626,217	12,649,583

Williams Cos., Inc. (The)	249,278	7,540,660

		20,190,243

Packaged Foods & Meats–2.85%
ConAgra Foods, Inc.	354,192	9,141,696

Paper Packaging–2.06%
Sonoco Products Co.	185,976	6,609,587

Personal Products–1.64%
Avon Products, Inc.	188,289	5,272,092

Property & Casualty Insurance–2.20%
ACE Ltd. (Switzerland)	107,111	7,050,046

Regional Banks–5.36%
BB&T Corp.	236,012	6,334,562

First Horizon National Corp.	94,287	899,498

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Mid Cap Value Fund

	Shares	Value

Regional Banks–(continued)

Wintrust Financial Corp.	198,377	$6,383,772

Zions Bancorp.	148,663	3,569,399

		17,187,231

Restaurants–2.54%
Darden Restaurants, Inc.	163,808	8,151,086

Retail REIT’s–1.57%
Weingarten Realty Investors	200,600	5,047,096

Specialty Chemicals–5.14%
Valspar Corp. (The)	180,420	6,505,945

W.R. Grace & Co.(b)	218,626	9,975,905

		16,481,850

Specialty Stores–1.91%
Staples, Inc.	387,045	6,115,311

Trucking–1.13%
Swift Transportation Co.(b)	267,024	3,618,175

Total Common Stocks & Other Equity Interests (Cost $257,882,324)		305,380,137

Money Market Funds–4.62%
Liquid Assets Portfolio–Institutional Class(d)	7,395,621	7,395,621

Premier Portfolio–Institutional Class(d)	7,395,621	7,395,621

Total Money Market Funds (Cost $14,791,242)		14,791,242

TOTAL INVESTMENTS–99.92% (Cost $272,673,566)		320,171,379

OTHER ASSETS LESS LIABILITIES–0.08%		250,076

NET ASSETS–100.00%		$320,421,455

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	A portion of this security is subject to call options written. See Note 1J and Note 4.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2011

Financials	19.4%

Consumer Discretionary	14.6

Industrials	11.5

Energy	9.6

Consumer Staples	8.9

Information Technology	8.4

Utilities	8.4

Materials	7.2

Health Care	4.7

Telecommunication Services	2.6

Money Market Funds Plus Other Assets Less Liabilities	4.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Mid Cap Value Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $257,882,324)	$305,380,137

Investments in affiliated money market funds, at value and cost	14,791,242

Total investments, at value (Cost $272,673,566)	320,171,379

Receivable for:
Investments sold	1,445,457

Fund shares sold	398,898

Dividends	423,465

Fund expenses absorbed	62,935

Investment for trustee deferred compensation and retirement plans	2,884

Other assets	6,382

Total assets	322,511,400

Liabilities:
Payable for:
Investments purchased	770,360

Fund shares reacquired	123,984

Options written, at value (premiums received $298,595)	303,000

Accrued fees to affiliates	853,237

Accrued other operating expenses	33,345

Trustee deferred compensation and retirement plans	6,019

Total liabilities	2,089,945

Net assets applicable to shares outstanding	$320,421,455

Net assets consist of:
Shares of beneficial interest	$311,189,572

Undistributed net investment income	2,932,903

Undistributed net realized gain (loss)	(41,194,428)

Unrealized appreciation	47,493,408

$320,421,455

Net Assets:
Series I	$152,858,763

Series II	$167,562,692

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	11,135,726

Series II	12,282,191

Series I:
Net asset value per share	$13.73

Series II:
Net asset value per share	$13.64

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Dividends	$2,702,011

Dividends from affiliated money market funds (includes securities lending income of $840)	11,021

Total investment income	2,713,032

Expenses:
Advisory fees	1,161,998

Administrative services fees	445,550

Custodian fees	5,359

Distribution fees — Series II	203,407

Transfer agent fees	6,889

Trustees’ and officers’ fees and benefits	12,285

Other	35,910

Total expenses	1,871,398

Less: Fees waived	(135,564)

Net expenses	1,735,834

Net investment income	977,198

Realized and unrealized gain from:
Net realized gain from:
Investment securities (includes net gains from securities sold to affiliates of $240,949)	12,905,904

Option contracts written	70,827

12,976,731

Change in net unrealized appreciation of:
Investment securities	8,669,053

Option contracts written	19,850

8,688,903

Net realized and unrealized gain	21,665,634

Net increase in net assets resulting from operations	$22,642,832

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Mid Cap Value Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	June 30,	December 31,
	2011	2010

Operations:
Net investment income	$977,198	$1,977,012

Net realized gain	12,976,731	15,581,654

Change in net unrealized appreciation	8,688,903	42,000,250

Net increase in net assets resulting from operations	22,642,832	59,558,916

Distributions to shareholders from net investment income:
Series I	—	(1,468,515)

Series II	—	(1,117,364)

Total distributions from net investment income	—	(2,585,879)

Share transactions–net:
Series I	(21,169,461)	(26,790,802)

Series II	4,491,620	4,375,683

Net increase (decrease) in net assets resulting from share transactions	(16,677,841)	(22,415,119)

Net increase in net assets	5,964,991	34,557,918

Net assets:
Beginning of period	314,456,464	279,898,546

End of period (includes undistributed net investment income of $2,932,903 and $1,955,705, respectively)	$320,421,455	$314,456,464

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen V.I. Mid Cap Value Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-eight separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is above-average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Invesco Van Kampen V.I. Mid Cap Value Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Invesco Van Kampen V.I. Mid Cap Value Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Call Options Written and Purchased — The Fund may write and/or buy call options. A call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
K.	Put Options Purchased — The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $1 billion	0.72%

Over $1 billion	0.65%

Invesco Van Kampen V.I. Mid Cap Value Fund

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.18% and Series II shares to 1.28% (after 12b-1 fee waivers) of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimbursed expenses during the period under this limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2011, the Adviser waived advisory fees of $13,512.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2011, Invesco was paid $42,078 for accounting and fund administrative services and reimbursed $403,472 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. IDI has contractually agreed to waive 0.15% of Rule 12b-1 Plan fees on Series II shares through at least June 30, 2012. 12b-1 fees before fee waivers under this agreement are shown as distribution fees in the Statement of Operations. For the six months ended June 30, 2011, fees incurred after fee waivers for Series II shares were $81,355.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$320,171,379	$—	$—	$320,171,379

Invesco Van Kampen V.I. Mid Cap Value Fund

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2011:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Equity risk/options written	$0	$(303,000)

Effect of Derivative Instruments for the six months ended June 30, 2011

The table below summarizes the gains on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of
Gain on
Statement of
Operations
Options*

Realized Gain
Equity risk	$70,827

Change in Unrealized Appreciation
Equity risk	$19,850

Total	$90,677

*	The average value of options outstanding during the period was $(408,809).

Transactions During the Period
	Call Option Contracts		Put Option Contracts
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Beginning of period	215	$67,120	215	$47,436

Written	4,100	721,216	1,400	62,705

Closed	(1,900)	(325,189)	(6)	(286)

Expired	(915)	(164,552)	(1,609)	(109,855)

End of period	1,500	$298,595	0	$0

Open Options Written
						Unrealized
	Contract	Strike	Number of	Premiums		Appreciation
	Month	Price	Contracts	Received	Value	(Depreciation)

Calls
El Paso Corp.	Jan-12	$20	1,500	$298,595	$303,000	$(4,405)

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2011, the Fund engaged in securities purchases of $267,941 and securities sales of $1,933,421, which resulted in net realized gains of $240,949.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to

Invesco Van Kampen V.I. Mid Cap Value Fund

Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $852 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2016	$18,692,646

December 31, 2017	34,527,033

Total capital loss carryforward	$53,219,679

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $51,135,210 and $66,349,766, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$55,886,396

Aggregate unrealized (depreciation) of investment securities	(9,340,063)

Net unrealized appreciation of investment securities	$46,546,333

Cost of investments for tax purposes is $273,625,046.

Invesco Van Kampen V.I. Mid Cap Value Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Series I	156,573	$2,121,500	735,988	$8,422,816

Series II	1,697,477	22,807,155	2,861,100	32,148,812

Issued as reinvestment of dividends:
Series I	—	—	130,767	1,468,515

Series II	—	—	100,033	1,117,364

Reacquired:
Series I	(1,721,228)	(23,290,961)	(3,211,388)	(36,682,133)

Series II	(1,363,313)	(18,315,535)	(2,538,804)	(28,890,493)

Net increase (decrease) in share activity	(1,230,491)	$(16,677,841)	(1,922,304)	$(22,415,119)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 78% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Van Kampen V.I. Mid Cap Value Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/11	$12.79	$0.04	$0.90	$0.94	$—	$—	$—	$13.73	7.35%	$152,859	1.02	%(d)	1.03	%(d)	0.66	%(d)	17%
Year ended 12/31/10	10.56	0.08	2.25	2.33	(0.10)	—	(0.10)	12.79	22.24	162,472	1.02		1.03		0.72		40
Year ended 12/31/09	7.69	0.10	2.88	2.98	(0.11)	—	(0.11)	10.56	39.21	158,853	1.02		1.02		1.12		64
Year ended 12/31/08	19.11	0.13	(6.43)	(6.30)	(0.14)	(4.98)	(5.12)	7.69	(41.29)	138,914	1.01		1.01		0.95		53
Year ended 12/31/07	19.74	0.13	1.53	1.66	(0.14)	(2.15)	(2.29)	19.11	7.84	302,575	1.01		1.01		0.62		68
Year ended 12/31/06	18.75	0.13	3.35	3.48	(0.06)	(2.43)	(2.49)	19.74	20.70	381,064	1.01		1.01		0.67		65

Series II
Six months ended 06/30/11	12.72	0.04	0.88	0.92	—	—	—	13.64	7.23	167,563	1.12	(d)	1.28	(d)	0.56	(d)	17
Year ended 12/31/10	10.50	0.07	2.25	2.32	(0.10)	—	(0.10)	12.72	22.18	151,985	1.12		1.32		0.62		40
Year ended 12/31/09	7.64	0.09	2.87	2.96	(0.10)	—	(0.10)	10.50	39.16	121,046	1.12		1.37		1.01		64
Year ended 12/31/08	19.04	0.11	(6.41)	(6.30)	(0.12)	(4.98)	(5.10)	7.64	(41.42)	85,258	1.11		1.36		0.89		53
Year ended 12/31/07	19.68	0.11	1.52	1.63	(0.12)	(2.15)	(2.27)	19.04	7.74	134,886	1.11		1.36		0.54		68
Year ended 12/31/06	18.70	0.11	3.34	3.45	(0.04)	(2.43)	(2.47)	19.68	20.62	108,859	1.11		1.36		0.59		65

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $161,394 and $164,058 for Series I and Series II shares, respectively.

Invesco Van Kampen V.I. Mid Cap Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
Series I	$1,000.00	$1,073.50	$5.24	$1,019.74	$5.11	1.02%

Series II	1,000.00	1,072.30	5.75	1,019.24	5.61	1.12

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco Van Kampen V.I. Mid Cap Value Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Van Kampen V.I. Mid Cap Value Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

Invesco Van Kampen V.I. Mid Cap Value Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – Mid Cap Value Funds Index. The Board noted that performance of Series I shares of the Fund was in the third quintile of the performance universe for the one year period, the fourth quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one and five year periods and below the performance of the Index for the three year period. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate of two other mutual funds advised by Invesco Advisers and below the total account level fee of two mutual funds sub-advised by Invesco Advisers.
  Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco Van Kampen V.I. Mid Cap Value Fund

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
ITEM 11.       CONTROLS AND PROCEDURES.
(a)	As of June 10, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2011, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12.    EXHIBITS.
12(a) (1)	Not applicable.
12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
12(a) (3)	Not applicable.
12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: August 25, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: August 25, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: August 25, 2011

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.